UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2015

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2015

Dear SunAmerica Series Trust Investor:

We are pleased to present our semiannual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2015. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2015

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2015 and held until July 31, 2015. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended July 31, 2015” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended July 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended July 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended July 31, 2015” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2015	Ending Account Value Using Actual Return at July 31, 2015	Expenses Paid During the Six Months Ended July 31, 2015*	Beginning Account Value at February 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2015	Expenses Paid During the Six Months Ended July 31, 2015*	Annualized Expense Ratio*
Cash Management#
Class 1	$1,000.00	$998.11	$2.23	$1,000.00	$1,022.56	$2.26	0.45%
Class 2	$1,000.00	$998.09	$2.97	$1,000.00	$1,021.82	$3.01	0.60%
Class 3	$1,000.00	$997.11	$3.47	$1,000.00	$1,021.32	$3.51	0.70%
Corporate Bond
Class 1	$1,000.00	$987.69	$2.66	$1,000.00	$1,022.12	$2.71	0.54%
Class 2	$1,000.00	$987.67	$3.40	$1,000.00	$1,021.37	$3.46	0.69%
Class 3	$1,000.00	$986.88	$3.89	$1,000.00	$1,020.88	$3.96	0.79%
Global Bond
Class 1	$1,000.00	$971.89	$3.32	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$970.78	$4.10	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$970.53	$4.59	$1,000.00	$1,020.13	$4.71	0.94%
High-Yield Bond
Class 1	$1,000.00	$1,019.00	$3.20	$1,000.00	$1,021.62	$3.21	0.64%
Class 2	$1,000.00	$1,017.30	$3.90	$1,000.00	$1,020.93	$3.91	0.78%
Class 3	$1,000.00	$1,017.39	$4.40	$1,000.00	$1,020.43	$4.41	0.88%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$985.87	$2.66	$1,000.00	$1,022.12	$2.71	0.54%
Class 2	$1,000.00	$984.72	$3.40	$1,000.00	$1,021.37	$3.46	0.69%
Class 3	$1,000.00	$984.63	$3.89	$1,000.00	$1,020.88	$3.96	0.79%
Balanced
Class 1	$1,000.00	$1,029.64	$3.67	$1,000.00	$1,021.17	$3.66	0.73%
Class 2	$1,000.00	$1,029.21	$4.43	$1,000.00	$1,020.43	$4.41	0.88%
Class 3	$1,000.00	$1,028.79	$4.93	$1,000.00	$1,019.93	$4.91	0.98%
SA MFS Total Return@
Class 1	$1,000.00	$1,038.28	$3.49	$1,000.00	$1,021.37	$3.46	0.69%
Class 2	$1,000.00	$1,037.78	$4.24	$1,000.00	$1,020.63	$4.21	0.84%
Class 3	$1,000.00	$1,037.33	$4.75	$1,000.00	$1,020.13	$4.71	0.94%
SunAmerica Dynamic Allocation
Class 3	$1,000.00	$1,011.87	$2.39	$1,000.00	$1,022.41	$2.41	0.48%
SunAmerica Dynamic Strategy
Class 3	$1,000.00	$1,010.37	$2.44	$1,000.00	$1,022.36	$2.46	0.49%
VCP Total Return BalancedSM#
Class 3	$1,000.00	$1,034.84	$5.85	$1,000.00	$1,019.04	$5.81	1.16%
VCPSM Value#
Class 3	$1,000.00	$1,046.45	$6.24	$1,000.00	$1,018.70	$6.16	1.23%
Telecom Utility
Class 1	$1,000.00	$1,003.90	$4.82	$1,000.00	$1,019.98	$4.86	0.97%
Class 2	$1,000.00	$1,002.60	$5.56	$1,000.00	$1,019.24	$5.61	1.12%
Class 3	$1,000.00	$1,002.61	$6.06	$1,000.00	$1,018.74	$6.11	1.22%
Equity Index#
Class 1	$1,000.00	$1,063.16	$2.05	$1,000.00	$1,022.81	$2.01	0.40%
Growth-Income
Class 1	$1,000.00	$1,037.41	$2.93	$1,000.00	$1,021.92	$2.91	0.58%
Class 2	$1,000.00	$1,036.50	$3.69	$1,000.00	$1,021.17	$3.66	0.73%
Class 3	$1,000.00	$1,036.30	$4.19	$1,000.00	$1,020.68	$4.16	0.83%
Equity Opportunities
Class 1	$1,000.00	$1,085.72	$4.19	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,085.31	$4.96	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,084.96	$5.48	$1,000.00	$1,019.54	$5.31	1.06%
Davis Venture Value
Class 1	$1,000.00	$1,094.09	$3.95	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,093.03	$4.72	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,092.97	$5.24	$1,000.00	$1,019.79	$5.06	1.01%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,047.00	$3.25	$1,000.00	$1,021.62	$3.21	0.64%
Class 2	$1,000.00	$1,047.10	$4.01	$1,000.00	$1,020.88	$3.96	0.79%
Class 3	$1,000.00	$1,046.55	$4.52	$1,000.00	$1,020.38	$4.46	0.89%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2015	Ending Account Value Using Actual Return at July 31, 2015	Expenses Paid During the Six Months Ended July 31, 2015*	Beginning Account Value at February 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2015	Expenses Paid During the Six Months Ended July 31, 2015*	Annualized Expense Ratio*
SA AB Growth@
Class 1	$1,000.00	$1,116.34	$3.46	$1,000.00	$1,021.52	$3.31	0.66%
Class 2	$1,000.00	$1,115.22	$4.25	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,114.88	$4.77	$1,000.00	$1,020.28	$4.56	0.91%
Capital Growth#
Class 1	$1,000.00	$1,099.77	$4.27	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$1,099.53	$5.05	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,098.75	$5.57	$1,000.00	$1,019.49	$5.36	1.07%
SA MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$1,085.71	$3.67	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,084.80	$4.45	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,084.65	$4.96	$1,000.00	$1,020.03	$4.81	0.96%
Fundamental Growth
Class 1	$1,000.00	$1,062.43	$4.50	$1,000.00	$1,020.43	$4.41	0.88%
Class 2	$1,000.00	$1,061.39	$5.26	$1,000.00	$1,019.69	$5.16	1.03%
Class 3	$1,000.00	$1,060.89	$5.77	$1,000.00	$1,019.19	$5.66	1.13%
Blue Chip Growth
Class 1	$1,000.00	$1,100.60	$3.75	$1,000.00	$1,021.22	$3.61	0.72%
Class 2	$1,000.00	$1,101.01	$4.53	$1,000.00	$1,020.48	$4.36	0.87%
Class 3	$1,000.00	$1,100.51	$5.05	$1,000.00	$1,019.98	$4.86	0.97%
Real Estate
Class 1	$1,000.00	$927.60	$3.82	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$927.40	$4.54	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$926.45	$5.02	$1,000.00	$1,019.59	$5.26	1.05%
Small Company Value
Class 1	$1,000.00	$1,056.72	$5.00	$1,000.00	$1,019.93	$4.91	0.98%
Class 3	$1,000.00	$1,055.41	$6.27	$1,000.00	$1,018.70	$6.16	1.23%
Mid-Cap Growth
Class 1	$1,000.00	$1,149.91	$4.32	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,148.41	$5.06	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,147.97	$5.59	$1,000.00	$1,019.59	$5.26	1.05%
Aggressive Growth
Class 1	$1,000.00	$1,127.74	$4.17	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,126.74	$4.96	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,126.12	$5.48	$1,000.00	$1,019.64	$5.21	1.04%
Growth Opportunities
Class 1	$1,000.00	$1,115.13	$4.14	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,113.74	$4.93	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,114.42	$5.45	$1,000.00	$1,019.64	$5.21	1.04%
SA Marsico Focused Growth@
Class 1	$1,000.00	$1,069.07	$4.57	$1,000.00	$1,020.38	$4.46	0.89%
Class 2	$1,000.00	$1,068.43	$5.33	$1,000.00	$1,019.64	$5.21	1.04%
Class 3	$1,000.00	$1,067.50	$5.84	$1,000.00	$1,019.14	$5.71	1.14%
Technology#
Class 1	$1,000.00	$1,081.32	$5.62	$1,000.00	$1,019.39	$5.46	1.09%
Class 2	$1,000.00	$1,078.30	$6.39	$1,000.00	$1,018.65	$6.21	1.24%
Class 3	$1,000.00	$1,079.37	$6.91	$1,000.00	$1,018.15	$6.71	1.34%
Small & Mid Cap Value
Class 1	$1,000.00	$1,052.85	$4.89	$1,000.00	$1,020.03	$4.81	0.96%
Class 2	$1,000.00	$1,052.41	$5.60	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,051.63	$6.10	$1,000.00	$1,018.84	$6.01	1.20%
International Growth and Income#
Class 1	$1,000.00	$1,085.08	$4.81	$1,000.00	$1,020.18	$4.66	0.93%
Class 2	$1,000.00	$1,084.82	$5.58	$1,000.00	$1,019.44	$5.41	1.08%
Class 3	$1,000.00	$1,083.95	$6.10	$1,000.00	$1,018.94	$5.91	1.18%
Global Equities
Class 1	$1,000.00	$1,069.54	$3.90	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,069.19	$4.67	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,068.44	$5.18	$1,000.00	$1,019.79	$5.06	1.01%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2015	Ending Account Value Using Actual Return at July 31, 2015	Expenses Paid During the Six Months Ended July 31, 2015*	Beginning Account Value at February 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at July 31, 2015	Expenses Paid During the Six Months Ended July 31, 2015*	Annualized Expense Ratio*
International Diversified Equities
Class 1	$1,000.00	$1,066.25	$4.71	$1,000.00	$1,020.23	$4.61	0.92%
Class 2	$1,000.00	$1,065.54	$5.53	$1,000.00	$1,019.44	$5.41	1.08%
Class 3	$1,000.00	$1,065.68	$6.04	$1,000.00	$1,018.94	$5.91	1.18%
Emerging Markets#
Class 1	$1,000.00	$949.45	$5.51	$1,000.00	$1,019.14	$5.71	1.14%
Class 2	$1,000.00	$949.11	$6.23	$1,000.00	$1,018.40	$6.46	1.29%
Class 3	$1,000.00	$948.75	$6.72	$1,000.00	$1,017.90	$6.95	1.39%
Foreign Value
Class 1	$1,000.00	$1,063.78	$4.25	$1,000.00	$1,020.68	$4.16	0.83%
Class 2	$1,000.00	$1,063.22	$4.96	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$1,062.70	$5.47	$1,000.00	$1,019.49	$5.36	1.07%

@	See Note 1
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2015” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/ Hypothetical Expenses Paid During the Six Months Ended July 31, 2015” and the “Annualized Expense Ratio” would have been lower.

6

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	34.6%
Banks-Foreign	22.7
Asset Backed Commercial Paper/Auto	10.3
Banks-Domestic	7.0
Asset Backed Commercial Paper/Fully Supported	6.5
Municipal	4.4
Asset Backed Commercial Paper/Trade Receivables	3.8
Asset Backed Commercial Paper/Diversified	3.4
Brokerage/Investment	3.0
Collateralized Commercial Paper/Repurchase Agreement Backed	1.8
Government-Related Entity	0.8
Sovereigns/Supranational	0.7
Diversified	0.4
Automobile	0.3
Student Loan	0.3
Food & Beverage	0.1
Higher Education	0.1
Asset Backed/Structured Investment	0.0

100.2%

Credit Quality#†

P-1	91.3%
Aaa	0.5
Aa1	0.6
Aa2	3.8
Aa2e	0.7
Aa3	1.5
A1	0.2
A1e	1.3
Not rated@	0.1

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted	Average days to Maturity — 24.9 days

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 98.3%
Asset-Backed Commercial Paper — 25.7%
Albion Capital LLC 0.15% due 08/07/2015*	$1,584,000	$1,583,960
Albion Capital LLC 0.21% due 08/26/2015*	900,000	899,869
Albion Capital LLC 0.24% due 08/17/2015*	2,000,000	1,999,760
Atlantic Asset Securitization LLC 0.10% due 08/03/2015*	10,000,000	9,999,944
Barton Capital LLC 0.10% due 08/03/2015*	10,000,000	9,999,944
CAFCO LLC 0.21% due 09/08/2015*	2,000,000	1,999,560
Chariot Funding LLC 0.22% due 08/20/2015*	250,000	249,960
Chariot Funding LLC 0.33% due 11/30/2015*	757,000	755,971
Chariot Funding LLC 0.40% due 12/16/2015*	3,000,000	2,994,870
Chariot Funding LLC 0.43% due 12/29/2015*	470,000	469,084
Charta Corp. 0.20% due 09/02/2015*	300,000	299,943
Ciesco LLC 0.25% due 09/01/2015*	436,000	435,922
Collateralized Commercial Paper Co. LLC 0.40% due 11/23/2015	2,000,000	1,997,540
Collateralized Commercial Paper Co. LLC 0.40% due 12/14/2015	1,000,000	998,340
Collateralized Commercial Paper II Co. LLC FRS 0.32% due 10/01/2015*	2,000,000	1,999,860
Fairway Finance LLC 0.25% due 09/14/2015*	517,000	516,829
Fairway Finance LLC FRS 0.26% due 10/19/2015*	2,500,000	2,499,875
Fairway Finance LLC FRS 0.31% due 01/08/2016*	462,000	461,939
Jupiter Securitization Co. LLC 0.42% due 12/23/2015*	273,000	272,498
Jupiter Securitization Co. LLC 0.43% due 12/29/2015*	470,000	469,084
Kells Funding LLC 0.21% due 09/04/2015*	1,000,000	999,790
Kells Funding LLC 0.25% due 09/04/2015*	420,000	419,912
Liberty Street Funding LLC 0.39% due 11/30/2015*	791,000	789,924
Manhattan Asset Funding Co. LLC 0.22% due 09/15/2015	744,000	743,754
Manhattan Asset Funding Co. LLC 0.26% due 09/08/2015	1,407,000	1,406,606
Manhattan Asset Funding Co. LLC 0.26% due 09/09/2015	2,000,000	1,999,420
Manhattan Asset Funding Co. LLC 0.28% due 08/05/2015	770,000	769,946
Matchpoint Finance PLC 0.12% due 08/03/2015*	1,037,000	1,036,993
Matchpoint Finance PLC 0.23% due 08/03/2015*	1,192,000	1,191,929

Security Description	Principal Amount	Value (Note 3)
Asset-Backed Commercial Paper (continued)
Old Line Funding LLC 0.23% due 09/09/2015*	$423,000	$422,894
Old Line Funding LLC 0.24% due 09/01/2015*	1,199,000	1,198,765
Old Line Funding LLC 0.24% due 09/04/2015*	1,190,000	1,189,747
Old Line Funding LLC FRS 0.27% due 09/08/2015*	2,000,000	1,999,508
Old Line Funding LLC 0.40% due 12/16/2015*	3,000,000	2,995,260
Regency Markets No. 1 LLC 0.12% due 08/06/2015*	858,000	857,986
Regency Markets No. 1 LLC 0.12% due 08/07/2015*	1,109,000	1,108,978
Regency Markets No. 1 LLC 0.17% due 08/18/2015*	1,900,000	1,899,847
Thunder Bay Funding LLC 0.23% due 09/08/2015*	1,000,000	999,720
Thunder Bay Funding LLC 0.23% due 09/09/2015*	1,302,000	1,301,622
Thunder Bay Funding LLC 0.24% due 08/31/2015*	595,000	594,867
Thunder Bay Funding LLC FRS 0.27% due 09/14/2015*	1,250,000	1,249,950
Thunder Bay Funding LLC 0.40% due 12/01/2015*	285,000	284,604
Versailles Commercial Paper LLC 0.25% due 08/07/2015*	875,000	874,930
Versailles Commercial Paper LLC 0.25% due 08/10/2015*	642,000	641,942
Versailles Commercial Paper LLC 0.25% due 08/17/2015*	2,700,000	2,699,622
Versailles Commercial Paper LLC 0.26% due 09/11/2015*	423,000	422,873
Victory Receivables Corp. 0.21% due 09/09/2015*	600,000	599,826
Working Capital Management Co. 0.20% due 09/08/2015*	693,000	692,806
Working Capital Management Co. 0.23% due 09/02/2015*	436,000	435,895

Total Asset-Backed Commercial Paper (cost $72,737,224)		72,734,668

Certificates of Deposit — 37.9%
Bank of Montreal Chicago 0.19% due 09/15/2015	1,500,000	1,500,000
Bank of Montreal Chicago FRS 0.27% due 10/16/2015	1,250,000	1,249,938
Bank of Montreal Chicago FRS 0.28% due 11/04/2015	2,000,000	1,999,880
Bank of Montreal Chicago FRS 0.28% due 12/04/2015	1,654,000	1,653,934
Bank of Montreal Chicago FRS 0.42% due 08/20/2015	400,000	400,047
Bank of Nova Scotia Houston FRS 0.27% due 10/07/2015	2,750,000	2,749,890
Bank of Nova Scotia Houston FRS 0.28% due 12/03/2015	2,000,000	1,999,920
Bank of Nova Scotia Houston FRS 0.29% due 11/23/2015	426,000	425,983
Bank of Nova Scotia Houston FRS 0.29% due 08/07/2015	790,000	790,017

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Bank of Nova Scotia Houston FRS 0.30% due 01/07/2016	$295,000	$294,938
Bank of Nova Scotia Houston FRS 0.35% due 01/07/2016	2,750,000	2,749,890
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY FRS 0.33% due 08/24/2015	2,000,000	1,999,980
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY FRS 0.33% due 10/28/2015	1,000,000	999,950
BMO Harris Bank NA 0.30% due 08/03/2015	140,000	140,001
BNP Paribas SA NY 0.20% due 09/04/2015	2,000,000	2,000,040
Credit Industriel et Commercial NY 0.11% due 08/07/2015	2,000,000	2,000,000
Credit Industriel et Commercial NY 0.25% due 09/01/2015	2,000,000	2,000,140
Credit Industriel et Commercial NY 0.27% due 08/07/2015	3,000,000	3,000,150
Credit Suisse NY 0.23% due 09/01/2015	1,500,000	1,500,030
Credit Suisse NY 0.24% due 08/31/2015	2,000,000	2,000,080
Credit Suisse NY 0.26% due 08/10/2015	2,000,000	2,000,100
Credit Suisse NY 0.31% due 08/26/2015	1,000,000	1,000,110
Credit Suisse NY 0.31% due 09/02/2015	1,000,000	1,000,120
Credit Suisse NY 0.56% due 08/27/2015	761,000	761,282
DNB Bank ASA NY 0.12% due 08/05/2015	5,000,000	5,000,000
DNB Bank ASA NY 0.32% due 10/29/2015	3,000,000	3,000,450
DZ Bank AG NY 0.26% due 08/13/2015	2,000,000	2,000,100
DZ Bank AG NY 0.31% due 08/25/2015	1,695,000	1,695,203
HSBC Bank PLC 0.36% due 08/05/2015	1,000,000	999,960
HSBC Bank USA NA NY 0.20% due 08/10/2015	2,750,000	2,750,110
HSBC Bank USA NA NY 0.29% due 09/16/2015	2,000,000	2,000,280
HSBC Bank USA NA NY FRS 0.30% due 11/06/2015	3,000,000	2,999,910
HSBC Bank USA NA NY 0.32% due 09/15/2015	1,000,000	1,000,180
HSBC Bank USA NA NY FRS 0.33% due 12/02/2015	1,000,000	999,960
Mizuho Bank, Ltd. NY 0.26% due 08/19/2015	979,000	979,029
Mizuho Bank, Ltd. NY 0.27% due 08/05/2015	1,500,000	1,500,030
Mizuho Bank, Ltd. NY 0.27% due 09/10/2015	2,000,000	2,000,080
Mizuho Bank, Ltd. NY 0.27% due 09/15/2015	750,000	750,030
Mizuho Bank, Ltd. NY 0.28% due 10/01/2015	1,000,000	1,000,040

Security Description	Principal Amount	Value (Note 3)
Certificates of Deposit (continued)
Mizuho Bank, Ltd. NY 0.29% due 10/15/2015	$1,500,000	$1,500,045
National Bank of Canada NY 0.32% due 08/20/2015	360,000	360,043
Natixis NY 0.24% due 09/04/2015	2,500,000	2,500,150
Natixis NY 0.24% due 09/10/2015	3,000,000	3,000,120
Natixis NY 0.54% due 08/21/2015	700,000	700,238
Nordea Bank Finland PLC NY 0.30% due 10/29/2015	2,000,000	2,000,220
Royal Bank of Canada NY FRS 0.29% due 09/10/2015	558,000	558,042
Skandinaviska Enskilda Banken NY 0.24% due 09/10/2015	502,000	502,065
Sumitomo Mitsui Banking Corp. NY 0.28% due 10/02/2015	1,000,000	1,000,080
Sumitomo Mitsui Banking Corp. NY FRS 0.34% due 10/14/2015	1,000,000	999,950
Sumitomo Mitsui Banking Corp. NY FRS 0.34% due 11/13/2015	2,000,000	1,999,920
Svenska Handelsbanken NY 0.21% due 09/01/2015	2,000,000	2,000,020
Svenska Handelsbanken NY 0.22% due 09/16/2015	1,441,000	1,441,028
Svenska Handelsbanken NY FRS 0.23% due 08/28/2015	2,000,000	2,000,080
Toronto-Dominion Bank NY 0.22% due 09/17/2015	3,250,000	3,250,357
Toronto-Dominion Bank NY FRS 0.34% due 01/07/2016	1,400,000	1,399,874
UBS AG Stamford CT 0.25% due 08/31/2015	1,500,000	1,500,075
UBS AG Stamford CT 0.26% due 08/31/2015	500,000	500,030
UBS AG Stamford CT 0.33% due 08/31/2015	250,000	250,035
UBS AG Stamford CT 0.36% due 09/03/2015	3,000,000	3,000,540
UBS AG Stamford CT 0.36% due 09/16/2015	2,000,000	2,000,480
Wells Fargo Bank NA FRS 0.26% due 08/05/2015	1,500,000	1,500,000
Wells Fargo Bank NA FRS 0.27% due 10/08/2015	1,940,000	1,939,903
Wells Fargo Bank NA FRS 0.27% due 11/12/2015	2,000,000	1,999,940
Wells Fargo Bank NA FRS 0.27% due 11/12/2015	3,500,000	3,499,895
Wells Fargo Bank NA FRS 0.34% due 01/20/2016	1,000,000	999,900

Total Certificates of Deposit (cost $107,291,352)		107,294,812

Commercial Paper — 14.0%
ANZ New Zealand International, Ltd. FRS 0.27% due 11/02/2015*	1,000,000	999,950
ANZ New Zealand International, Ltd. FRS 0.27% due 11/09/2015*	3,000,000	2,999,820

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
ANZ New Zealand International, Ltd. FRS 0.35% due 12/29/2015*	$2,775,000	$2,774,750
Bank Nederlandse Gemeenten NV 0.29% due 10/13/2015*	1,083,000	1,082,491
Bank of Nova Scotia FRS 0.28% due 09/04/2015*	1,000,000	999,960
BNZ International Funding, Ltd. FRS 0.35% due 01/05/2016*	1,167,000	1,166,895
Caisse Centrale Desjardins 0.22% due 09/14/2015*	695,000	694,813
Coca-Cola Co. 0.30% due 09/09/2015*	250,000	249,958
Credit Agricole Corporate and Investment Bank NY 0.20% due 08/03/2015	840,000	839,958
Erste Abwicklungsanstalt 0.21% due 09/10/2015*	1,033,000	1,032,773
Erste Abwicklungsanstalt 0.29% due 08/17/2015*	826,000	825,918
General Electric Capital Corp. 0.27% due 12/18/2015	1,000,000	999,920
General Electric Capital Corp. 0.28% due 11/09/2015	250,000	249,993
ING US Funding LLC 0.26% due 08/03/2015	2,000,000	1,999,900
JP Morgan Securities LLC FRS 0.31% due 11/04/2015	750,000	749,955
JP Morgan Securities LLC FRS 0.35% due 11/10/2015	357,000	357,033
JP Morgan Securities LLC FRS 0.38% due 09/21/2015*	2,000,000	1,999,860
National Bank of Canada 0.30% due 09/17/2015*	4,000,000	4,000,160
Nederlandse Waterschapsbank NV 0.31% due 11/30/2015*	1,000,000	998,958
NRW Bank 0.22% due 08/07/2015*	400,000	399,972
Prudential Funding LLC 0.10% due 08/03/2015	9,490,000	9,489,947
Rabobank Nederland NY 0.30% due 10/23/2015	637,000	636,573
Svenska Handelsbanken AB 0.21% due 08/24/2015*	1,570,000	1,569,733
Svenska Handelsbanken AB 0.21% due 09/08/2015*	405,000	404,910
Toyota Financial Services de Puerto Rico, Inc. 0.23% due 09/11/2015	473,000	472,905
Toyota Financial Services de Puerto Rico, Inc. 0.23% due 09/15/2015	236,000	235,946
Westpac Securities NZ, Ltd. FRS 0.28% due 12/14/2015*	1,295,000	1,294,948

Total Commercial Paper (cost $39,528,970)		39,527,999

Corporate Notes — 2.7%
American Honda Finance Corp. Senior Notes 1.00% due 08/11/2015*	255,000	255,096
ANZ New Zealand International, Ltd. Company Guar. Notes 1.85% due 10/15/2015*	245,000	245,876

Security Description	Principal Amount	Value (Note 3)
Corporate Notes (continued)
Bank of Montreal FRS Senior Notes 0.53% due 09/24/2015	$621,000	$621,191
Bank of Montreal FRS Senior Notes 0.76% due 09/11/2015	453,000	453,305
Bank of Tokyo-Mitsubishi UFJ Ltd. Senior Notes 2.45% due 09/11/2015*	318,000	318,795
Caisse Centrale Desjardins Senior Notes 2.65% due 09/16/2015*	428,000	429,482
Canadian Imperial Bank of Commerce Senior Notes 0.90% due 10/01/2015	618,000	618,509
Canadian Imperial Bank of Commerce Senior Notes 2.35% due 12/11/2015	821,000	826,631
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,564,444	38,980
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,749,958	56,999
National Australia Bank, Ltd. Senior Notes 2.75% due 09/28/2015*	531,000	533,194
Royal Bank of Canada FRS Senior Notes 0.51% due 12/16/2015	925,000	925,437
Royal Bank of Canada Senior Notes 0.80% due 10/30/2015	102,000	102,113
Westpac Banking Corp. FRS Senior Notes 1.04% due 09/25/2015	200,000	200,248
Westpac Banking Corp. Senior Notes 1.13% due 09/25/2015	326,000	326,388
Westpac Banking Corp. Senior Notes 3.00% due 08/04/2015	830,000	830,596
Westpac Banking Corp. Senior Notes 3.00% due 12/09/2015	745,000	751,988

Total Corporate Notes (cost $7,599,306)		7,534,828

Municipal Bonds & Notes — 1.4%
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.12% due 10/01/2034(6)	135,000	135,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.11% due 07/01/2037(6)	1,205,000	1,205,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.02% due 01/15/2026(6)	1,055,000	1,055,000

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds & Notes (continued)
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.12% due 12/01/2043(6)	$725,000	$725,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.14% due 06/01/2041(6)	170,000	170,000
North Hudson Sewerage Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 06/01/2044(6)	165,000	165,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.07% due 12/01/2022(6)	300,000	300,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.14% due 10/01/2022(6)	195,000	195,000

Total Municipal Bonds & Notes (cost $3,950,000)		3,950,000

Time Deposits — 16.6%
Australia New Zealand Bank 0.08% due 08/03/2015	6,800,000	6,800,000
Lloyds Banking Group PLC 0.06% due 08/03/2015	13,500,000	13,500,000
Skandinaviska Enskilda Banken AB 0.08% due 08/03/2015	13,000,000	13,000,000
Swedbank AB 0.07% due 08/03/2015	13,500,000	13,500,000

Total Time Deposits (cost $46,800,000)		46,800,000

Total Short-Term Investment Securities — 98.3% (cost $277,906,852)		277,842,307

REPURCHASE AGREEMENTS — 1.9%

Agreement with Royal Bank of Canada, bearing interest at 0.14%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $5,448,064 collateralized by $2,270 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.50% due 04/01/2027, $5,775,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.00% due 03/01/2027, $123,330 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.00% due 01/01/2032, $7,565 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.23% due 05/01/2045, $1,365,345 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.50% due 06/01/2044, and having an approximate aggregate value of $5,557,025
(cost $5,448,000)

	5,448,000	5,448,000

Security Description	Principal Amount	Value (Note 3)

TOTAL INVESTMENTS — (cost $283,354,852)(7)	100.2%	$283,290,307
Liabilities in excess of other assets	(0.2)	(600,653)

NET ASSETS	100.0%	$282,689,654

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $90,189,565 representing 31.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $95,979 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”) for the SIV Portfolio. On October 17, 2007, the Receiver determined that SIV Portfolio was unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are currently in default as a result of non-payment. These events, which are based on publicly-available information, materially and adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and made a further partial distribution to senior creditors, including the Portfolio. An additional partial distribution to senior creditors, including the Portfolio, was made on August 13, 2008. On June 4, 2015, the receivers announced publicly that actions are being taken to calculate final distributions, if any, to senior creditors and close the receivership. The market value of the Notes, as of July 31, 2015, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

11

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities:
Corporate Notes	$—	$7,438,849	$95,979	$7,534,828
Other Short-Term Securities	—	270,307,479	—	270,307,479
Repurchase Agreements	—	5,448,000	—	5,448,000

Total Investments at Value	$—	$283,194,328	$95,979	$283,290,307

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.0%
Telephone-Integrated	3.3
Pipelines	3.2
Real Estate Investment Trusts	3.1
Auto-Cars/Light Trucks	3.0
Oil Companies-Exploration & Production	2.6
Oil Companies-Integrated	2.5
Cable/Satellite TV	2.5
Multimedia	2.2
Steel-Producers	2.1
Electric-Integrated	2.1
Banks-Commercial	2.0
Diversified Financial Services	1.9
Insurance-Life/Health	1.6
Finance-Investment Banker/Broker	1.6
Insurance-Multi-line	1.5
Medical-Hospitals	1.3
Medical-Drugs	1.3
Hotels/Motels	1.3
Data Processing/Management	1.2
Time Deposits	1.2
Food-Misc./Diversified	1.1
Cellular Telecom	1.1
Auto/Truck Parts & Equipment-Original	1.0
Broadcast Services/Program	0.9
Containers-Paper/Plastic	0.9
Insurance-Mutual	0.9
Tobacco	0.9
Oil Refining & Marketing	0.8
Gold Mining	0.8
Banks-Super Regional	0.8
Transport-Rail	0.8
Investment Management/Advisor Services	0.8
Rental Auto/Equipment	0.8
Gas-Distribution	0.7
Aerospace/Defense	0.7
Containers-Metal/Glass	0.7
Real Estate Operations & Development	0.7
Retail-Drug Store	0.7
Special Purpose Entities	0.7
Finance-Consumer Loans	0.7
Finance-Credit Card	0.6
Distribution/Wholesale	0.6
Coatings/Paint	0.6
Television	0.6
Chemicals-Diversified	0.6
Enterprise Software/Service	0.6
Diversified Manufacturing Operations	0.5
Computers	0.5
Radio	0.5
Casino Hotels	0.5
Chemicals-Specialty	0.5
Building Products-Wood	0.5
Medical Products	0.5
Metal-Aluminum	0.5
Medical-HMO	0.5
Advertising Agencies	0.5
Retail-Auto Parts	0.5
Advertising Services	0.4
Banks-Fiduciary	0.4
Finance-Auto Loans	0.4

Electronic Components-Semiconductors	0.4%
Diversified Operations	0.4
Consumer Products-Misc.	0.4
Electronic Measurement Instruments	0.4
Trucking/Leasing	0.4
Oil-Field Services	0.4
Aerospace/Defense-Equipment	0.4
Oil & Gas Drilling	0.3
Telecom Services	0.3
E-Commerce/Services	0.3
Paper & Related Products	0.3
Commercial Services-Finance	0.3
Building & Construction Products-Misc.	0.3
Commercial Services	0.3
Machinery-Farming	0.3
Transport-Services	0.3
Retail-Bedding	0.3
Food-Meat Products	0.3
Publishing-Periodicals	0.3
Satellite Telecom	0.3
Medical-Biomedical/Gene	0.3
Consulting Services	0.3
E-Commerce/Products	0.3
Airlines	0.3
Electric-Generation	0.3
Retail-Restaurants	0.3
Retail-Propane Distribution	0.3
Computer Services	0.3
Gambling (Non-Hotel)	0.3
Racetracks	0.3
Agricultural Chemicals	0.3
SupraNational Banks	0.3
Finance-Commercial	0.2
Toys	0.2
Steel Pipe & Tube	0.2
Beverages-Wine/Spirits	0.2
Office Automation & Equipment	0.2
Advertising Sales	0.2
Electric Products-Misc.	0.2
Independent Power Producers	0.2
Wire & Cable Products	0.2
Wireless Equipment	0.2
Machinery-General Industrial	0.2
Steel-Specialty	0.2
Finance-Other Services	0.2
Food-Baking	0.2
Telecommunication Equipment	0.2
Schools	0.2
Cruise Lines	0.2
Insurance Brokers	0.2
Electronic Components-Misc.	0.2
Metal-Diversified	0.2
Sovereign	0.2
Semiconductor Equipment	0.2
Finance-Mortgage Loan/Banker	0.2
Research & Development	0.2
Retail-Building Products	0.2
Food-Wholesale/Distribution	0.2
Electronic Forms	0.2
Diagnostic Equipment	0.2
Food-Catering	0.2

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Industry Allocation* (continued)

Retail-Apparel/Shoe	0.2%
Printing-Commercial	0.2
Applications Software	0.2
Beverages-Non-alcoholic	0.2
Municipal Bonds & Notes	0.2
Internet Security	0.2
Resorts/Theme Parks	0.1
Diversified Minerals	0.1
Metal-Copper	0.1
Computer Software	0.1
Retail-Pet Food & Supplies	0.1
Specified Purpose Acquisitions	0.1
Computers-Integrated Systems	0.1
Power Converter/Supply Equipment	0.1
Retail-Arts & Crafts	0.1
Dialysis Centers	0.1
Computer Graphics	0.1
Security Services	0.1
Real Estate Management/Services	0.1
Brewery	0.1
Physicians Practice Management	0.1
Building-Heavy Construction	0.1
Computer Aided Design	0.1
Chemicals-Plastics	0.1
Medical-Generic Drugs	0.1
Rubber/Plastic Products	0.1
Medical-Outpatient/Home Medical	0.1
Non-Ferrous Metals	0.1
Theaters	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Home Decoration Products	0.1
Retail-Major Department Stores	0.1
Disposable Medical Products	0.1
Publishing-Newspapers	0.1
MRI/Medical Diagnostic Imaging	0.1
Instruments-Scientific	0.1
Casino Services	0.1
Energy-Alternate Sources	0.1
X-Ray Equipment	0.1
Retail-Sporting Goods	0.1
Transport-Air Freight	0.1
Cosmetics & Toiletries	0.1
Food-Dairy Products	0.1
Health Care Cost Containment	0.1
Food-Retail	0.1
Engineering/R&D Services	0.1
Retail-Perfume & Cosmetics	0.1
Textile-Home Furnishings	0.1
Non-Hazardous Waste Disposal	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Thermal Process	0.1
Firearms & Ammunition	0.1
Transport-Equipment & Leasing	0.1
Travel Services	0.1
Retail-Fabric Store	0.1
Building & Construction-Misc.	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Leisure Products	0.1
Building-Residential/Commercial	0.1

98.9%

Credit Quality#†

Aaa	0.3%
Aa	1.1
A	17.6
Baa	47.9
Ba	11.2
B	13.2
Caa	7.6
Not Rated@	1.1

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES — 80.6%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,173,872
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	990,119
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	256,520
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,027,471
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,747,946

		8,195,928

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	650,000	648,375
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	750,000	765,000
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	703,688
Outfront Media Capital LLC Company Guar. Notes 5.25% due 02/15/2022	375,000	376,875
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	875,000	892,500
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	925,000	950,437

		4,336,875

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,023,603
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,061,499
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	776,293

		5,861,395

Aerospace/Defense-Equipment — 0.3%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	1,000,000	1,005,000
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	574,195
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	225,000	224,438

Security Description	Principal Amount	Value (Note 3)

Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	$1,150,000	$1,155,750
TransDigm, Inc. Senior Sub. Notes 6.50% due 05/15/2025*	650,000	650,812
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,071,000

		4,681,195

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,249,276

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,014,316
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,645,345
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,550,493

		5,210,154

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	900,000	974,250
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,900,000	1,928,500

		2,902,750

Auto-Cars/Light Trucks — 2.5%
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	5,018,910
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,726,209
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,088,340
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,943,507
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,668,472
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	571,747
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,676,556
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,684,160

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	$2,750,000	$2,649,460
General Motors Financial Co., Inc. Company Guar. Notes 4.25% due 05/15/2023	350,000	346,399
General Motors Financial Co., Inc. Company Guar. Notes 4.38% due 09/25/2021	1,100,000	1,127,448
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,905,000	1,830,494
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,250,000	2,177,255
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(3)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(3)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(3)	250,000	0
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	929,867
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,211,720
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,491,860
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,557,315
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,411,420

		45,111,138

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,025,000	1,109,563

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,725,000	1,798,312
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	261,250
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,725,000	1,944,937
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	1,525,000	1,513,562

Security Description	Principal Amount	Value (Note 3)

Auto/Truck Parts & Equipment-Original (continued)
Lear Corp. Company Guar. Notes 5.25% due 01/15/2025	$625,000	$620,313
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	1,400,000	1,487,570
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	750,000	727,500
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	1,000,000	1,032,500
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	864,188
ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	175,000	172,375
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	900,000	879,750

		11,302,257

Auto/Truck Parts & Equipment-Replacement — 0.1%
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	1,900,000	1,605,500

Banks-Commercial — 1.7%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,709,241
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,307,985
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,463,286
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,055,467
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	631,250
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,334,375
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	264,220
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	511,813
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,496,761
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,527,171
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	2,948,498
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,685,963
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	825,031

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	$700,000	$699,026
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,903,558
Sophia Holding Finance Company Guar. Notes 9.63% due 12/01/2018*(2)	350,000	353,500
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,339,404

		31,056,549

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,574,261
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,919,240

		7,493,501

Banks-Super Regional — 0.8%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	610,301
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,290,094
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,752,644
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,124,213
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,409,567
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,626,414
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,422,684

		14,235,917

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	550,000	537,625

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.75% due 11/15/2024	350,000	357,000

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,871,166

Security Description	Principal Amount	Value (Note 3)

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 6.50% due 11/15/2022	$75,000	$77,063
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	2,775,000	2,892,937
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,179,670
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,575,000	1,425,375
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	1,100,000	1,127,500

		7,702,545

Building & Construction Products-Misc. — 0.3%
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*(3)	1,200,000	1,224,000
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	900,000	949,500
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,850,000	1,979,500
Unifrax I LLC / Unifrax Holding, Co. Company Guar. Notes 7.50% due 02/15/2019*	175,000	175,000
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	625,000	626,563
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	925,000	968,937

		5,923,500

Building & Construction-Misc. — 0.1%
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,025,000	1,025,000

Building Products-Wood — 0.5%
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,122,775
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,420,625
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	806,650

		9,350,050

Building-Heavy Construction — 0.1%
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,850,044

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	$925,000	$945,813

Cable/Satellite TV — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	1,016,031
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	225,000	228,938
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.38% due 05/01/2025*	850,000	837,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	305,438
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.88% due 05/01/2027*	775,000	767,734
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,320,313
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	687,510
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	2,350,000	2,355,203
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	2,365,000	2,447,680
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,450,000	1,346,688
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	175,000	162,531
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 6.38% due 09/15/2020*	650,000	654,875
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,109,686
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	805,222
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	921,260
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	778,465

Security Description	Principal Amount	Value (Note 3)

Cable/Satellite TV (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	$1,500,000	$1,542,280
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	1,500,000	1,429,681
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	3,500,000	3,830,687
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	225,000	210,656
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,213,875
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	825,000	800,250
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,286,203
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	1,000,000	806,814
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	3,124,791
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	715,835
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	581,228

		34,287,124

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,100,000	1,144,000
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	775,000	592,875
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	425,000	430,313
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	350,000	356,125
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,016,500
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,136,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,250,000	2,289,375

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	$1,575,000	$1,681,312

		9,647,250

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	550,000	558,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	811,000	847,495

		1,405,745

Cellular Telecom — 1.0%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	5,815,466
Sprint Communications Company Guar. Notes 7.00% due 03/01/2020*	375,000	399,375
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	400,000	448,000
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	600,000	549,000
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,700,000	1,629,875
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,825,000	1,603,262
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,625,000	1,425,938
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	208,500
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	400,000	418,000
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	445,188
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	275,000	288,406
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	400,000	422,376
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,404,000
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,411,125
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	105,870

Security Description	Principal Amount	Value (Note 3)

Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	$375,000	$397,500
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	900,000	963,000

		17,934,881

Chemicals-Diversified — 0.6%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	125,000	120,313
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	825,000	810,562
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	4,730,000	5,751,538
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	500,000	486,250
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	942,875
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,515,426
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	425,000	389,406

		10,016,370

Chemicals-Plastics — 0.1%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,392,000
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	402,000	437,778

		1,829,778

Chemicals-Specialty — 0.5%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	1,465,000	1,478,970
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	1,985,000	1,984,214
Ashland, Inc. Senior Notes 3.88% due 04/15/2018	425,000	437,984
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	850,000	857,437
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,445,500
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	475,000	458,375

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	$2,100,000	$2,173,500
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	325,000	328,250
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	425,000	433,500

		9,597,730

Coatings/Paint — 0.6%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,686,392
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,112,325
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,592,386
US Coatings Acquisition, Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,825,000	1,943,625
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	850,392
Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,305,277

		10,490,397

Commercial Services — 0.3%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	2,900,000	2,863,750
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	250,000	251,875
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	572,000
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	275,687
ServiceMaster Co. LLC Company Guar. Notes 7.00% due 08/15/2020	1,836,000	1,934,777

		5,898,089

Commercial Services-Finance — 0.3%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(2)	1,425,000	1,448,156
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	2,150,000	2,179,563
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	295,000	312,700

Security Description	Principal Amount	Value (Note 3)

Commercial Services-Finance (continued)
McGraw Hill Financial, Inc. Company Guar. Notes 4.00% due 06/15/2025*	$1,150,000	$1,156,962
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,012,741

		6,110,122

Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	1,820,000	1,839,685

Computer Graphics — 0.1%
Logo Merger Sub Corp. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,971,938

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*(3)(4)	1,225,000	900,375
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	725,000	725,906
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	808,404
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	1,575,000	1,627,825
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	825,000	865,219

		4,927,729

Computer Software — 0.1%
Italics Merger Sub, Inc. Senior Notes 7.13% due 07/15/2023*	1,625,000	1,596,563
SS&C Technologies Holdings, Inc. Senior Notes 5.88% due 07/15/2023*	950,000	983,250

		2,579,813

Computers — 0.5%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,286,826
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	754,586
Apple, Inc. Senior Notes 3.20% due 05/13/2025	3,500,000	3,483,420
Apple, Inc. Senior Notes 4.45% due 05/06/2044	775,000	782,972
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,131,853

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	$1,250,000	$1,279,385

		9,719,042

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,249,212
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	620,313
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	284,625
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	300,000	316,125

		2,470,275

Consulting Services — 0.3%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	246,505
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	2,068,000	2,097,304
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,058,179

		5,401,988

Consumer Products-Misc. — 0.4%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	805,666
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	2,050,000	2,070,500
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	150,000	159,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,400,000	2,490,000
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025*	700,000	720,860
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	600,000	623,388

		6,870,164

Containers-Metal/Glass — 0.5%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,425,000	1,357,313

Security Description	Principal Amount	Value (Note 3)

Containers-Metal/Glass (continued)
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	$1,475,000	$1,483,186
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,175,000	2,218,500
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,825,000	1,770,250
Greif, Inc. Senior Notes 7.75% due 08/01/2019	450,000	499,500
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	200,000	200,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,350,000	1,339,875

		8,868,624

Containers-Paper/Plastic — 0.9%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	725,000	712,313
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,975,000	3,004,750
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	969,997
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,708,332
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,260,561
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	956,606
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	360,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,450,000	1,500,750
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	714,506
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	786,900
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	525,000	526,969
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,088,437
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	482,125

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	$1,050,000	$1,072,312
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	851,063

		16,995,621

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	1,325,000	1,258,750

Data Processing/Management — 1.2%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	1,450,000	1,480,813
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	1,600,000	1,564,000
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,716,130
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,174,987
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	714,656
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(2)	5,075,000	5,379,500
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	276,000	306,360
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	6,750,000	6,749,244

		22,085,690

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	350,000	356,895

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	690,096

Diagnostic Equipment — 0.2%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	3,450,000	3,182,625

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	525,000	519,094

Security Description	Principal Amount	Value (Note 3)

Dialysis Centers (continued)
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	$275,000	$277,121
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,357,875

		2,154,090

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	1,475,000	1,508,188

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,525,000	1,555,500
Distribution/Wholesale (continued)
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	650,000	669,500
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	600,000	640,500
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,937,326
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(2)	1,398,000	1,474,191
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	2,425,000	2,497,750

		9,774,767

Diversified Banking Institutions — 7.6%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,016,925
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,060,385
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,004,244
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	969,804
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,430,152
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,433,416
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,245,808
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,459,341
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,500,000	3,382,652

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	$5,000,000	$5,124,040
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,079,732
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,490,137
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,478,125
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,028,474
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,362,181
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,736,843
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	1,341,000	1,750,346
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,382,663
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	2,971,824
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,306,026
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,146,218
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,561,980
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,766,354
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	4,964,835
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,479,027
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,370,650
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,558,948
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	996,366
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,842,332

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	$3,500,000	$3,344,183
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,060,920
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,528,085
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,113,266
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,627,810
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,545,388
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,332,927
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	564,066
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,461,248

		137,977,721

Diversified Financial Services — 1.9%
General Electric Capital Corp. Company Guar. Notes 2.90% due 01/09/2017	2,300,000	2,360,271
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	21,000,000	21,091,077
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	3,000,000	3,314,973
General Electric Capital Corp. Company Guar. Notes 5.63% due 05/01/2018	7,580,000	8,369,783

		35,136,104

Diversified Manufacturing Operations — 0.3%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	3,128,000	3,206,200
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	899,373
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,006,293

		6,111,866

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	351,721

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services — 0.3%
Expedia, Inc. Company Guar. Notes 4.50% due 08/15/2024	$3,300,000	$3,331,495
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,035,711
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,850,000	1,794,500

		6,161,706

Educational Software — 0.0%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	925,000	869,500

Electric Products-Misc. — 0.2%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,430,322
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,900,000	1,900,000

		4,330,322

Electric-Distribution — 0.0%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	492,205	511,749

Electric-Integrated — 2.0%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,829,745
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,261,197
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	900,384
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,358,186
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,520,344
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,036,093
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	521,982
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	643,202
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(3)(4)	21,082	21,082
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	210,000	215,153

Security Description	Principal Amount	Value (Note 3)

Electric-Integrated (continued)
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	$1,000,000	$1,100,094
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,594,650
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,099,688
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,022,197
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,153,206
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,556,647
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	624,199
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,284,360
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	757,523
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,211,304
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	898,944
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	860,000

		36,470,180

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,146,776

Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	1,175,000	781,375
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	475,000	327,750
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	725,000	757,625
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	124,000	130,665
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,413,253
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,249,351
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	900,000	866,250

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	$425,000	$408,000

		6,934,269

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,201,157

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,145,858
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,624,703
Keysight Technologies, Inc. Company Guar. Notes 4.55% due 10/30/2024*	4,175,000	4,057,127

		6,827,688

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	800,000	807,504
TerraForm Power Operating LLC FRS Company Guar. Notes 6.13% due 06/15/2025*	525,000	526,313

		1,333,817

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,153,664

Enterprise Software/Service — 0.5%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,350,000	1,005,750
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,028,125
Boxer Parent Co., Inc. Senior Notes 9.00% due 10/15/2019*(2)	1,525,000	945,500
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(2)	2,700,000	2,652,750
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	2,725,000	2,786,312

		8,418,437

Finance-Auto Loans — 0.4%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	300,750
Ally Financial, Inc. Senior Notes 3.25% due 09/29/2017	325,000	325,406

Security Description	Principal Amount	Value (Note 3)

Finance-Auto Loans (continued)
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	$225,000	$224,156
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	525,000	522,375
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	200,000	201,500
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	750,000	738,750
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	200,000	199,500
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	577,500
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	726,250
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	834,281
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,475,000	1,578,250
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	860,000	1,027,700

		7,256,419

Finance-Commercial — 0.1%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(3)	2,400,000	2,652,792

Finance-Consumer Loans — 0.7%
HSBC Finance Capital Trust IX FRS Company Guar. Notes 5.91% due 11/30/2035	3,700,000	3,705,550
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	7,178,000	8,380,171

		12,085,721

Finance-Credit Card — 0.6%
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,640,075
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	5,884,517
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,150,648

		10,675,240

Finance-Investment Banker/Broker — 1.4%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	3,810,000	4,300,922
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,171,739

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	$5,715,000	$6,540,269
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	1,905,000	2,271,478
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,241,906
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,419,750
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,235,083
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	862,857
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,691,873

		24,735,877

Finance-Mortgage Loan/Banker — 0.2%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,427,625
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,925,000	1,862,438

		3,290,063

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,462,264
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,458,692

		3,920,956

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	232,500

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,375,000	1,051,875

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	500,000	507,500

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	3,000,000	3,135,000

Security Description	Principal Amount	Value (Note 3)

Food-Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	$1,225,000	$1,254,094

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	774,989
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	782,812
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,490,642
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,326,300
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,298,054

		5,672,797

Food-Misc./Diversified — 0.8%
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	500,000	497,500
H.J. Heinz Co. Senior Notes 5.20% due 07/15/2045*	1,830,000	1,920,517
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	2,200,000	2,112,000
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,585,810
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	3,405,000	3,451,087
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	2,953,241
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	2,125,000	2,125,000

		14,645,155

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,192,036

Food-Wholesale/Distribution — 0.2%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,075,000	3,205,688

Gambling (Non-Hotel) — 0.3%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	610,938
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,225,000	1,290,844

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) (continued)
Pinnacle Entertainment, Inc. Company Guar. Notes 6.38% due 08/01/2021	$1,375,000	$1,483,281
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	425,000	476,000
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	855,000	912,712

		4,773,775

Gas-Distribution — 0.7%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	279,151
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	778,564
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,562,101
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,957,441
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	2,983,257
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,388,380
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,328,544

		13,277,438

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	691,975

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	1,200,000	1,254,000

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	1,550,000	1,596,500

Hotels/Motels — 1.3%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,580,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,382,907
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021	950,000	989,188
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,328,807

Security Description	Principal Amount	Value (Note 3)

Hotels/Motels (continued)
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	$4,550,000	$4,666,485
Wyndham Worldwide Corp. Senior Notes 2.95% due 03/01/2017	3,150,000	3,200,438
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,037,543
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,108,793
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	670,328
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	11,571

		22,976,060

Independent Power Producers — 0.2%
Calpine Corp Senior Notes 5.75% due 01/15/2025	1,775,000	1,730,625
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	339,787
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	264,375
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	500,000	491,250
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	400,000	406,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,000,000	1,084,800

		4,316,837

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	1,470,000	1,454,519

Insurance Brokers — 0.2%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	2,225,000	2,272,281
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(2)	1,200,000	1,200,000

		3,472,281

Insurance-Life/Health — 1.6%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	5,900,000	5,996,618
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,411,482

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	$1,900,000	$2,007,394
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,842,346
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,347,249
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,691,858
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,849,567
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,210,470
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,009,271
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,628,563
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,100,046

		29,094,864

Insurance-Multi-line — 1.1%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	2,165,000	2,459,483
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	648,212
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	431,773
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	958,071
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,755,578
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,792,612
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	862,504
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,199,897
Nationwide Mutual Insurance Co. Sub. Notes* 9.38% due 08/15/2039	2,870,000	4,383,569

		19,491,699

Security Description	Principal Amount	Value (Note 3)

Insurance-Mutual — 0.9%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$2,600,000	$2,680,844
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,048,465
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	740,526
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	630,293
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,101,055
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	549,756
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,178,181
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(3)	1,250,000	1,662,270

		15,591,390

Internet Security — 0.2%
Blue Coat Holdings, Inc. Senior Notes 8.38% due 06/01/2023*	1,475,000	1,508,187
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	1,175,000	1,136,813
VeriSign, Inc. Senior Note 5.25% due 04/01/2025	150,000	151,125

		2,796,125

Investment Management/Advisor Services — 0.8%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,630,374
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,109,846
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	316,395
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,419,287
FMR LLC Notes 7.49% due 06/15/2019*	400,000	476,068
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,922,335
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	984,755

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	$1,450,000	$1,573,927
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	375,000	399,000

		13,831,987

Machine Tools & Related Products — 0.0%
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	675,000	696,938

Machinery-Farming — 0.3%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	5,250,000	5,839,659

Machinery-General Industrial — 0.2%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,750,000	1,553,125
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	330,523
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	1,375,000	1,505,625

		3,389,273

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	1,150,000	1,092,500

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	764,307

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,615,182
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	853,528
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,987,428
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	920,250
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,550,111
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	678,450

		7,604,949

Security Description	Principal Amount	Value (Note 3)

Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	$2,380,000	$2,588,169
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,867,606

		5,455,775

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,395,658
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,720,110
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	718,398
Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*	1,425,000	1,467,750
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	525,000	532,544
Valeant Pharmaceuticals International Senior Notes 6.13% due 04/15/2025*	2,425,000	2,534,125
VRX Escrow Corp. Senior Notes 5.38% due 03/15/2020*	75,000	77,062

		10,445,647

Medical-HMO — 0.5%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	2,525,000	2,613,375
UnitedHealth Group, Inc. Senior Note 2.70% due 07/15/2020	1,000,000	1,011,664
UnitedHealth Group, Inc. Senior Note 3.75% due 07/15/2025	2,280,000	2,323,566
UnitedHealth Group, Inc. Senior Note 4.75% due 07/15/2045	1,545,000	1,615,968
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	818,729

		8,383,302

Medical-Hospitals — 1.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	804,063
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	2,650,000	2,835,500
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	903,375

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	$900,000	$923,625
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,811,375
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,605,062
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,100,000	1,124,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	630,344
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	894,500
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	1,750,000	2,038,750
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,725,000	1,796,156
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021	1,550,000	1,608,125
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,130,906
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,325,000	1,331,625
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023*	800,000	836,000
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,900,000	2,131,572

		23,405,728

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	1,700,000	1,748,535

Metal Processors & Fabrication — 0.0%
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*	675,000	691,875

Metal-Aluminum — 0.5%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	1,250,000	1,256,250
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,274,250
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,536,253

Security Description	Principal Amount	Value (Note 3)

Metal-Aluminum (continued)
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	$3,500,000	$3,705,625

		8,772,378

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,669,303
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	938,078

		2,607,381

MRI/Medical Diagnostic Imaging — 0.1%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,450,000	1,471,750

Multimedia — 1.9%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	1,953,108
21st Century Fox America, Inc. Company Guar. Notes 4.00% due 10/01/2023	2,000,000	2,054,064
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,079,012
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,269,463
21st Century Fox America, Inc. Company Guar. Notes 8.00% due 10/17/2016	650,000	701,425
Media General Financing Sub, Inc. Senior Notes 5.88% due 11/15/2022*	1,075,000	1,093,813
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,658,524
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,236,018
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,395,506
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,416,317
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	2,615,000	2,568,526
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,718,977
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	2,975,998
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	4,675,000	4,627,432

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	$2,725,000	$2,738,257
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	1,841,738
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,814,479

		34,142,657

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,117,027

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	400,000	397,248
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	1,825,000	1,834,125
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	600,000	627,000
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	684,218
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	856,598

		4,399,189

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,158,383
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	727,544
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,603,576
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,025,000	973,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	300,000	313,500

		5,776,753

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,494,637
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	550,000	519,750

Security Description	Principal Amount	Value (Note 3)

Oil Companies-Exploration & Production (continued)
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	$725,000	$705,062
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	200,000	192,500
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,075,000	1,088,437
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,350,000	1,144,125
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	1,125,000	1,144,687
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	475,000	327,750
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021	275,000	226,875
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	1,675,000	1,356,750
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	150,000	143,970
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,400,000	1,407,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	575,000	336,375
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	441,000
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	676,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	807,750
CrownRock LP / CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	388,125
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024	150,000	32,625
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021	850,000	174,250
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023*	375,000	350,625
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	250,000	249,375

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	$1,000,000	$1,032,500
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023*	150,000	150,000
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	1,175,000	1,204,375
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	625,000	596,875
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,005,412
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,540,966
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	475,000	457,188
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	297,750
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	356,125
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,600,000	1,240,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	850,000	514,777
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	300,000	184,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	175,000	100,625
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	336,375
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	950,000	931,000
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,825,000	1,606,000
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	773,500
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	500,000	460,000

Security Description	Principal Amount	Value (Note 3)

Oil Companies-Exploration & Production (continued)
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	$125,000	$113,125
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025*	548,000	526,080
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	857,500
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,050,000	992,250
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	175,000	171,938
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022*	650,000	654,875
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	330,000
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	120,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	450,000	411,750
SM Energy Co. Senior Notes 5.63% due 06/01/2025	525,000	496,125
SM Energy Co. Senior Notes 6.50% due 01/01/2023	125,000	125,313
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	683,437
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,275,000	1,243,125

		38,721,154

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,545,413
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,123,367
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	600,465
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	862,564

		7,131,809

Oil Refining & Marketing — 0.8%
CVR Refining LLC/Coffeyville Finance, Inc. Sec. Notes 6.50% due 11/01/2022	775,000	778,875

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	$1,850,000	$1,817,684
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	828,469
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,623,392
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,443,768
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	943,384
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,886,897
Valero Energy Corp. Company Guar. Notes 9.38% due 03/15/2019	3,568,000	4,390,688

		14,713,157

Oil-Field Services — 0.2%
FTS International, Inc. Senior Notes 6.25% due 05/01/2022	850,000	569,500
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	1,475,000	1,521,094
Western Refining Logistics LP / WNRL Finance Co.rp. Company Guar. Notes 7.50% due 02/15/2023	825,000	847,687

		2,938,281

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	700,000	670,250
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,124,125
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,224,052
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,331,759
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,289,236
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(3)(5)(6)	250,000	25
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	450,000	492,226

		6,131,673

Security Description	Principal Amount	Value (Note 3)

Pharmacy Services — 0.0%
Omnicare, Inc. Senior Notes 5.00% due 12/01/2024	$100,000	$106,000

Physicians Practice Management — 0.1%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,850,000	1,868,500

Pipelines — 3.0%
Access Midstream Partners LP/ACMP Finance Corp Company Guar. Notes 4.88% due 03/15/2024	375,000	368,723
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	800,000	783,460
Access Midstream Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	525,000	551,192
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	373,125
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	2,065,000	2,054,584
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045*	1,260,000	1,239,403
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	377,813
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022	450,000	444,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	575,000	577,875
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	3,300,000	3,357,750
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,246,073
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,640,979
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,234,756
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	503,700
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	4,600,000	4,432,528

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	$2,540,000	$2,439,368
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	564,655
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	2,967,048
Kinder Morgan, Inc. Senior Notes 5.63% due 11/15/2023*	1,675,000	1,743,899
MarkWest Energy Partners LP Company Guar. Notes 4.88% due 06/01/2025	825,000	802,312
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	375,000	364,688
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	1,050,000	1,023,750
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	250,000	236,785
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	100,000	100,163
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	275,000	291,267
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,450,000	1,399,250
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023*	775,000	736,250
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,850,000	2,907,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	350,000	346,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025*	825,000	812,625
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	250,000	257,500
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,286,130

Security Description	Principal Amount	Value (Note 3)

Pipelines (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Co.rp. FRS Company Guar. Notes 4.25% due 11/15/2023	$550,000	$508,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2018*	450,000	465,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	75,000	77,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	646,000	665,380
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	703,687
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022*	200,000	209,000
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,413,558
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,512,954
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,950,270

		53,972,500

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,405,810

Printing-Commercial — 0.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,475,000	1,504,500
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	1,350,000	1,404,000

		2,908,500

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,425,000	1,506,938

Publishing-Periodicals — 0.3%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,625,000	1,669,687
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	1,300,000	1,326,000

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals (continued)
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	$1,500,000	$1,486,875
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	1,125,000	1,080,000

		5,562,562

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	875,000	857,500

Racetracks — 0.3%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021	975,000	999,375
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	850,000	876,563
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	725,000	755,397
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	1,950,000	1,989,000

		4,620,335

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	700,000	613,375
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,011,750
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	1,026,375
Radio One, Inc. Senior Sub. Notes 9.25% due 02/15/2020*	1,100,000	1,009,250
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,100,000	1,058,750
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,296,750
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	1,250,000	1,312,500
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,251,000
Townsquare Media, Inc. Senior Notes 6.50% due 04/01/2023*	1,100,000	1,094,500

		9,674,250

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	1,000,000	990,350

Security Description	Principal Amount	Value (Note 3)

Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	$2,100,000	$2,092,413
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,166,312
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,099,833
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	947,097
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,536,488
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,427,024
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,412,545
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,887,992
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	985,575
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	500,000	486,875
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,579,242
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	211,465
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,001,540
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,240,697
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,791,917
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	890,375
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,428,744
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,191,917
ProLogis LP Company Guar. Notes 6.88% due 03/15/2020	339,000	390,908
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023*	225,000	223,875

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	$1,850,000	$2,074,081
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,139,635
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,011,337
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	500,613
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	762,977
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,362,640
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,666,350

		51,500,817

Real Estate Management/Services — 0.1%
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,910,559

Real Estate Operations & Development — 0.7%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	2,270,000	2,209,697
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,176,192
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,375,880
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,305,601
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	250,000	278,260

		12,345,630

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	688,996
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,432,034
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,300,223
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	425,000	432,438
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,350,000	1,377,000
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	525,000	541,900

Security Description	Principal Amount	Value (Note 3)

Rental Auto/Equipment (continued)
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	$115,000	$122,390
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	450,000	443,813
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,700,000	1,625,625
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	450,000	439,875
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	250,000	257,500
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	79,781
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	81,469

		13,823,044

Research & Development — 0.2%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(2)	2,100,000	2,144,625
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,118,250

		3,262,875

Resorts/Theme Parks — 0.1%
Cedar Fair LP Company Guar. Notes 5.38% due 06/01/2024	425,000	434,639
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	575,000	595,815
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(1)(3)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,725,250

		2,755,704

Retail-Apparel/Shoe — 0.2%
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	325,000	344,500
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	966,375
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	570,000
PVH Corp. Senior Notes 4.50% due 12/15/2022	1,125,000	1,133,438

		3,014,313

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	$2,150,000	$2,257,500

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	879,124
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,924,780
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,420,608
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	814,100
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,142,726

		8,181,338

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,790,000	2,810,852
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	2,750,000	2,918,438

		5,729,290

Retail-Building Products — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	1,400,000	1,337,000
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,875,760

		3,212,760

Retail-Discount — 0.0%
Family Tree Escrow LLC Senior Sec. Notes 5.75% due 03/01/2023*	700,000	738,500

Retail-Drug Store — 0.7%
CVS Caremark Corp. Senior Notes 2.25% due 12/05/2018	3,100,000	3,132,243
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	2,240,000	2,326,072
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,588,940
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	1,785,000	1,815,756
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,340,291
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	483,543	524,257

Security Description	Principal Amount	Value (Note 3)

Retail-Drug Store — (continued)
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	$1,525,000	$1,584,094

		12,311,653

Retail-Fabric Store — 0.1%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(2)	800,000	686,000
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	375,000	354,375

		1,040,375

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	925,000	994,375

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	475,000	503,500
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(2)	975,000	1,045,688

		1,549,188

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	125,000	130,000
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	312,750
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	706,050

		1,148,800

Retail-Pet Food & Supplies — 0.1%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,025,000	1,068,562
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(2)	1,450,000	1,488,969

		2,557,531

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,075,000	1,077,687
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	957,125
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023*	525,000	526,313
Suburban Propane Partners LP/Suburban Energy Finance Corp Senior Notes 5.50% due 06/01/2024	1,050,000	1,044,750

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Propane Distribution (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	$250,000	$249,375
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,016,000	1,089,660

		4,944,910

Retail-Restaurants — 0.1%
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,275,000	1,341,938

Retail-Sporting Goods — 0.1%
Academy, Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,281,656

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,000,000	1,775,000

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,545,326
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,033,177

		3,578,503

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,950,000	1,998,750

Special Purpose Entities — 0.5%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	874,411
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,595,000	1,738,933
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,418,661
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(2)	4,930,000	5,162,607

		9,194,612

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	2,350,000	2,485,125

Security Description	Principal Amount	Value (Note 3)

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	$500,000	$460,799
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,394,561
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,691,070

		4,546,430

Steel-Producers — 1.2%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,873,233
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,745,769
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	5,725,000	5,701,344
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	325,000	324,188
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	125,000	122,500
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	775,000	767,250
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	325,000	338,813
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	4,083,000	4,185,981
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,161,074

		22,220,152

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	1,814,400
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Senior Notes 6.38% due 05/01/2022*	2,325,000	2,272,688

		4,087,088

Telecom Services — 0.1%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	825,000	829,125
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	450,000	446,625
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	825,000	831,188

		2,106,938

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(2)	$1,675,000	$1,742,000
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	625,000	617,188
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	950,000	929,812
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	509,243

		3,798,243

Telephone-Integrated — 2.7%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,934,540
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,438,936
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	3,485,000	3,214,296
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,080,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	2,655,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	821,250
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 05/01/2025*	1,450,000	1,411,937
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	100,000	104,875
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	131,875
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	747,250
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,575,000	1,334,813
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	950,000	931,000
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	14,950,000	16,454,254
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	8,550,000	10,101,218

		49,361,244

Television — 0.6%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	528,938

Security Description	Principal Amount	Value (Note 3)

Television (continued)
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	$825,000	$891,000
CBS Corp Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,415,969
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	150,000	150,375
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	325,000	338,813
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	175,000	175,875
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,625,000	1,720,469
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	2,200,000	2,164,250
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022*	1,725,000	1,781,062

		10,166,751

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Notes 6.25% due 06/01/2021	1,125,000	1,119,375

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	452,250
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	159,000
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,100,000	1,068,375

		1,679,625

Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	2,385,000	2,456,059
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	282,339
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	3,660,000	3,758,901
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	3,700,000	3,978,469
Reynolds American, Inc. Company Guar. Notes 6.88% due 05/01/2020*	1,000,000	1,159,111

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 7.00% due 08/04/2041*	$810,000	$938,627

		12,573,506

Toys — 0.2%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,137,922
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,432,855

		4,570,777

Transport-Air Freight — 0.1%
Air Medical Merger Sub Corp Senior Notes 6.38% due 05/15/2023*	1,350,000	1,262,250

Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,500,000	1,050,000

Transport-Rail — 0.5%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	181,057	201,740
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	2,889,894
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,034,533
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,600,418
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,249,626
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	483,260

		8,459,471

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,591,237
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,346,136
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,008,016
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	828,794

		5,774,183

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,050,000	1,044,750

Security Description	Principal Amount	Value (Note 3)

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	$2,400,000	$2,375,717
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,152,652

		6,528,369

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	600,000	605,250
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,134,125
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	775,000	761,438
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,675,000	1,670,812

		4,171,625

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	650,000	671,125
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	618,750

		1,289,875

Total U.S. Corporate Bonds & Notes (cost $1,424,430,955)		1,454,528,037

FOREIGN CORPORATE BONDS & NOTES — 15.9%
Advertising Services — 0.4%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,266,360
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,440,354
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,814,177

		7,520,891

Aerospace/Defense — 0.4%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,064,462
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	3,946,650

		7,011,112

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,325,000	1,209,062

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	$1,270,000	$1,280,945

Auto-Cars/Light Trucks — 0.5%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	391,362
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,968,931
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,942,778
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,203,172

		9,506,243

Auto/Truck Parts & Equipment-Original — 0.4%
International Automotive Components Group SL Sec. Notes 9.13% due 06/01/2018*	1,375,000	1,400,781
Schaeffler Finance BV Senior Notes 4.25% due 05/15/2021*	1,075,000	1,056,188
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	375,938
Schaeffler Holding Finance BV Senior Sec. Notes 6.75% due 11/15/2022*(2)	1,700,000	1,840,250
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(2)	900,000	931,500
Stackpole International Senior Sec. Notes 7.75% due 10/15/2021*	1,325,000	1,268,687

		6,873,344

Banks-Commercial — 0.3%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,891,040
Santander US Debt SA Unipersonal Company Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,516,705

		5,407,745

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,879,070

Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,080,980
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,072,896

		4,153,876

Security Description	Principal Amount	Value (Note 3)

Broadcast Services/Program — 0.5%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	$835,000	$794,235
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,503,022

		9,297,257

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	425,000	437,750

Cable/Satellite TV — 0.6%
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,719,702
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,500,000	1,526,250
Numericable Group SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	813,560
Unitymedia Hessen GmbH & Co KG/ Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	725,000	714,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	1,025,000	1,044,219
Unitymedia KabelBW GmbH Company Guar. Notes 6.13% due 01/15/2025*	1,125,000	1,161,562
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	442,688

		10,422,106

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,350,000	2,320,625

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,925,000	2,028,469
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	775,000	772,094
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	205,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	666,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	111,397

		3,783,710

41

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines — 0.2%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	$3,395,000	$3,565,677

Distribution/Wholesale — 0.1%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	847,688

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,505,658
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	3,410,000	3,619,169
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	1,000,000	1,113,384

		7,238,211

Diversified Manufacturing Operations — 0.2%
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,884,679

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	1,998,086
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	613,497

		2,611,583

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,789,687
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,594,406
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,359,698
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	800,000	820,000

		6,563,791

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	3,760,000	3,726,209
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024*	1,620,000	1,555,660

		5,281,869

Electric-Integrated — 0.1%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	644,921

Security Description	Principal Amount	Value (Note 3)

Electric-Integrated (continued)
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	$1,100,000	$1,226,180

		1,871,101

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	1,935,000	1,889,044
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	354,812

		2,243,856

Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	1,025,000	1,022,438

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,943,303

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,290,270
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	2,736,000	2,550,636

		3,840,906

Food-Misc./Diversified — 0.3%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	5,984,706

Gold Mining — 0.8%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	4,000,000	4,091,392
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	533,200
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	600,000
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,431,750
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,134,311
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,099,012

		13,889,665

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,370,000

Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	700,000	710,500

42

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	$900,000	$869,062
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 4.88% due 04/15/2020*	225,000	231,559
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	425,000	428,188

		1,528,809

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,635,173
Endo Finance LLC Company Guar. Notes 6.00% due 07/15/2023*	1,475,000	1,534,000
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	1,650,000	1,666,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	400,000	409,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,675,000	1,741,833
VPII Escrow Corp. Company Guar. Notes 7.50% due 07/15/2021*	2,675,000	2,902,375

		12,888,881

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	950,189
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	867,630

		1,817,819

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,764,889
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,601,944

		3,366,833

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	995,568
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,066,010

Security Description	Principal Amount	Value (Note 3)

Multimedia (continued)
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	$1,800,000	$1,841,040

		5,902,618

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,717,592

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	809,971

Oil Companies-Exploration & Production — 0.5%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,078,163
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,184,257
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,850,458
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(1)(3)	75,000	2

		9,112,880

Oil Companies-Integrated — 2.1%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,574,735
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,003,906
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	5,100,000	5,627,544
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,781,428
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,496,107
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,046,360
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,840,546
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,365,811
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	1,665,000
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	590,755
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,651,790

43

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	$1,600,000	$1,790,000
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,457,254

		37,891,236

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(3)	500,000	643,345

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	119,672
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	629,421
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	3,100,000	2,777,941

		3,527,034

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,039,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	425,000	419,687

		3,459,462

Real Estate Investment Trusts — 0.1%
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	998,139

Retail-Restaurants — 0.2%
1011778 B.C. ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	875,000	875,000
1011778 B.C. ULC/New Red Finance, Inc. Notes 6.00% due 04/01/2022*	2,825,000	2,916,247

		3,791,247

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	1,043,625
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,425,000	2,212,812
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,119,375
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	850,000	675,750

Security Description	Principal Amount	Value (Note 3)

Satellite Telecom (continued)
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	$625,000	$496,875

		5,548,437

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,075,000	1,940,125

Seismic Data Collection — 0.0%
CGG SA Company Guar. Notes 6.88% due 01/15/2022	675,000	513,000

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	775,000	808,418
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 03/15/2023*	200,000	207,000

		1,015,418

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	275,000	269,500
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,000,000	1,031,250

		1,300,750

Steel-Producers — 0.9%
ArcelorMittal Senior Notes 5.25% due 02/25/2017	1,650,000	1,705,687
ArcelorMittal Senior Notes 6.00% due 08/05/2020	5,500,000	5,555,000
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,508,471
ArcelorMittal Senior Notes 6.13% due 06/01/2025	825,000	785,813
ArcelorMittal Senior Notes 7.50% due 03/01/2041	1,000,000	952,500
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,527,160
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,172,329

		16,206,960

SupraNational Banks — 0.3%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	717,165
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	894,135

44

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks (continued)
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	$1,000,000	$1,221,788
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,678,146

		4,511,234

Telecom Services — 0.2%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	425,000	437,750
Altice SA Company Guar. Notes 7.63% due 02/15/2025*	1,025,000	1,004,500
Altice SA Company Guar. Notes 7.75% due 05/15/2022*	1,425,000	1,435,687
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	375,000	353,438
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	900,000	868,500

		4,099,875

Telephone-Integrated — 0.6%
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,332,375
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,260,623
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,586,979
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,787,198
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,939,951
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	355,250

		10,262,376

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	2,625,000	2,678,705

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,833,563
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	1,935,000	1,867,846

		5,701,409

Security Description	Principal Amount	Value (Note 3)

Wireless Equipment — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	$4,000,000	$4,167,496

Total Foreign Corporate Bonds & Notes (cost $282,368,036)		286,375,360

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $416,532)	640,000	573,503

MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds & Notes — 0.2%
City of Chicago, IL General Obligation Bonds Series B (cost $3,520,000)	3,520,000	2,844,617

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	889,200
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,466,319

Total Foreign Government Obligations (cost $3,035,112)		3,355,519

COMMON STOCKS — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.	5,518	173,872
Motors Liquidation Co. GUC Trust	1,280	21,760

		195,632

Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(1)(3)	9,354	8,980
Lone Pine Resources, Inc.,†(1)(3)	9,354	468

		9,448

Total Common Stocks (cost $561,369)		205,080

PREFERRED SECURITIES — 0.1%
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G, 7.00%*	108	109,664

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(1)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,240,000

Total Preferred Securities (cost $2,353,478)		1,349,964

45

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Electric-Generation — 0.3%
Electricite de France SA VRS*(7) 5.63% due 01/22/2024	$5,000,000	$5,193,750

Finance-Commercial — 0.1%
Textron Financial Corp. FRS* 6.00% due 02/15/2067	2,400,000	1,944,000

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,424,700
USF&G Capital III* 8.31% due 07/01/2046	250,000	366,136

		1,790,836

Special Purpose Entity — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,965,360

Total Preferred Securities/Capital Securities (cost $10,968,201)		11,893,946

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	5,014	110,308
General Motors Co. Expires 07/10/19 (Strike price $18.33)	5,014	73,756

Total Warrants (cost $554,110)		184,064

Total Long-Term Investment Securities (cost $1,728,207,793)		1,761,310,090

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $22,040,000)	22,040,000	22,040,000

TOTAL INVESTMENTS (cost $1,750,247,793)(8)	98.9%	1,783,350,090
Other assets less liabilities	1.1	20,304,476

NET ASSETS	100.0%	$1,803,654,566

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $450,321,048 representing 25.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $7,113,339 representing 0.4% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2015, the Portfolio held the following restricted securities:

46

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
U.S. Corporate Bonds & Notes
Compiler Finance Sub, Inc. 7.00% due 05/01/2021	05/02/2013	$175,000	$175,000
	05/06/2013	150,000	153,000
	06/14/2013	200,000	199,000
	06/19/2013	250,000	250,000
	07/02/2013	100,000	97,500
	12/18/2013	125,000	125,313
	01/06/2014	25,000	25,063
	02/25/2014	75,000	75,563
	02/09/2015	125,000	96,250

		1,225,000	1,196,689	$900,375	$73.50	0.00%
FPL Energy National Wind Portfolio LLC 6.13% due 03/25/2019	06/19/2005	2,826	2,826
	05/27/2009	18,256	18,077

		21,082	20,903	21,082	100.00	0.00

				$921,457		0.00%

(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Security in default of interest and principal at maturity.
(7)	Perpetual maturity—maturity date reflects the next call date.
(8)	See Note 4 for cost of investments on a tax basis.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation (Depreciation)
200	Short	U.S. Treasury 10YR Notes	September 2015	$25,058,925	$25,487,500	$(428,575)
75	Long	U.S. Long Bonds	September 2015	11,419,505	11,695,313	275,808

						$(152,767)

47

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	$—	$45,111,138	$0	$45,111,138
Paper & Related Products	—	6,131,648	25	6,131,673
Resorts/Theme Parks	—	2,755,704	0	2,755,704
Other Industries	—	1,400,529,522	—	1,400,529,522
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	9,112,878	2	9,112,880
Other Industries	—	277,262,480	—	277,262,480
U.S. Government Agencies	—	573,503	—	573,503
Municipal Bonds & Notes	—	2,844,617	—	2,844,617
Foreign Government Obligations	—	3,355,519	—	3,355,519
Common Stocks:
Auto-Cars/Light Trucks	195,632	—	—	195,632
Oil Companies-Exploration & Production	—	—	9,448	9,448
Preferred Securities:
Finance-Auto Loans	—	109,664	—	109,664
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,240,000	—	—	1,240,000
Preferred Securities/Capital Securities	—	11,893,946	—	11,893,946
Warrants	184,064	—	—	184,064
Short-Term Investment Securities	—	22,040,000	—	22,040,000

Total Investments at Value	$1,619,696	$1,781,720,619	$9,775	$1,783,350,090

Other Financial Instruments:+
Futures Contracts	$275,808	$—	$—	$275,808

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$428,575	$—	$—	$428,575

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Sovereign	42.2%
United States Treasury Notes	16.8
Diversified Financial Services	9.4
Registered Investment Companies	4.5
Federal Home Loan Mtg. Corp.	3.0
Sovereign Agency	2.9
Banks-Special Purpose	2.7
Banks-Commercial	2.6
Federal National Mtg. Assoc.	2.4
Telephone-Integrated	1.3
Tobacco	1.2
Diversified Banking Institutions	0.8
Real Estate Investment Trusts	0.8
Electric-Integrated	0.7
Multimedia	0.6
Oil Companies-Integrated	0.5
Medical-Drugs	0.5
Computers	0.5
Finance-Consumer Loans	0.4
SupraNational Banks	0.4
United States Treasury Bonds	0.4
Retail-Drug Store	0.4
Food-Misc./Diversified	0.3
Finance-Auto Loans	0.3
Federal Farm Credit Bank	0.2
Electric-Generation	0.2
Winding-Up Agency	0.2
Medical-Generic Drugs	0.2
Auto-Cars/Light Trucks	0.2
Applications Software	0.2
Insurance-Life/Health	0.2
Machinery-Construction & Mining	0.2
Machinery-Farming	0.2
Cellular Telecom	0.2
Medical-Hospitals	0.1
Finance-Credit Card	0.1
Satellite Telecom	0.1
Chemicals-Specialty	0.1
Engineering/R&D Services	0.1
Beverages-Wine/Spirits	0.1
Pipelines	0.1
Banks-Money Center	0.1
Collateralized Mortgage Obligation-Mezzanine	0.1

98.5%

Country Allocation*

United States	37.7%
Japan	12.8
Italy	9.5
United Kingdom	8.4
France	6.7
Germany	6.0
Cayman Islands	4.6
Spain	3.6
Netherlands	2.7
Canada	1.4
Belgium	1.4
Luxembourg	1.1
Australia	0.6
Brazil	0.4
SupraNational	0.4
Denmark	0.4
Mexico	0.3
Dominican Republic	0.2
Venezuela	0.1
Israel	0.1
Croatia	0.1

98.5%

Credit Quality#†

Aaa	34.0%
Aa	16.4
A	15.8
Baa	19.2
Ba	1.6
B	0.5
Caa	0.2
Ca	0.4
Not Rated@	11.9

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description			Principal Amount**	Value (Note 3)

ASSET BACKED SECURITIES — 9.4%
Cayman Islands — 4.6%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.93% due 11/01/2018*(1)	$		2,005,036	$1,970,951
Acis CLO, Ltd. FRS Series 2013-2A, Class A 0.79% due 10/14/2022*(1)			368,811	364,237
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.20% due 10/14/2022*(1)			2,587,565	2,527,534
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.51% due 04/18/2024*(1)			2,450,000	2,369,885
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.55% due 02/01/2022*(1)			1,294,392	1,268,893
OCP CLO, Ltd. FRS Series 2014-5A, Class ACOM 1.42% due 04/26/2026*(1)			2,700,000	2,619,540
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.52% due 11/22/2023*(1)			2,150,000	2,111,730
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.61% due 04/17/2025*(1)			1,600,000	1,562,240
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class ACOM 1.48% due 03/20/2025*(1)			2,900,000	2,806,040
Red River CLO, Ltd. FRS Series 1X, Class A 0.55% due 07/27/2018(1)			717,768	711,235
Red River CLO, Ltd. FRS Series 1A, Class A 0.55% due 07/27/2018*(1)			247,506	245,254
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class ACOM 1.66% due 07/15/2026*(1)			1,400,000	1,351,700
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 1.82% due 04/15/2026*(1)			2,200,000	2,194,500
Trinitas CLO, Ltd. FRS Series 2014-1A, Class B1 2.19% due 04/15/2026*(1)			550,000	530,530

				22,634,269

Italy — 0.1%
Quadrivio Finance SRL FRS Series 2011-1, Class A1 0.48% due 07/25/2060(3)		EUR	427,774	466,972

United Kingdom — 2.1%
Aire Valley Mtgs. PLC FRS Series 2005-1X, Class 2A2 0.35% due 09/20/2066(3)		EUR	458,672	488,071
Aire Valley Mtgs. PLC FRS Series 2004-1X, Class 3A2 0.41% due 09/20/2066(3)		EUR	1,059,592	1,130,998
Aire Valley Mtgs. PLC FRS Series 2006-1A, Class 1A 0.50% due 09/20/2066*(3)			1,481,131	1,420,405
Aire Valley Mtgs. PLC FRS Series 2007-1A, Class 2A1 0.52% due 09/20/2066*(3)			1,181,646	1,134,498
EMF-UK PLC FRS Series 2008-1X, Class A1A 1.55% due 03/13/2046(3)		GBP	474,469	719,288

Security Description		Principal Amount**	Value (Note 3)

United Kingdom (continued)
Eurosail PLC FRS Series 2007-PR1X, Class A1 0.97% due 09/13/2045(3)	GBP	1,492,901	$2,182,916
Granite Master Issuer PLC FRS Series 2006-1X, Class A6 0.13% due 12/20/2054(3)	EUR	1,071,125	1,171,305
Granite Master Issuer PLC FRS Series 2007-2, Class 2B1 0.43% due 12/17/2054(3)		800,000	788,160
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.25% due 09/21/2038(3)	EUR	45,252	52,043
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.54% due 09/21/2038(3)		633,528	662,174
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.27% due 12/21/2037(3)	EUR	147,410	171,718
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.85% due 12/21/2037(3)	GBP	88,446	146,289
Thrones PLC FRS Series 2013-1, Class A 2.08% due 07/20/2044(3)	GBP	245,929	384,692

			10,452,557

United States — 2.6%
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.40% due 03/20/2046(3)		797,278	628,562
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.46% due 02/25/2036(3)		856,342	703,244
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.42% due 04/25/2037		750,000	480,002
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.43% due 06/25/2047(3)		815,187	546,677
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.06% due 11/20/2034(3)		90,668	86,455
SPS Servicer Advance Receivables Trust Series 2015-T1, Class A 2.53% due 06/15/2045*(9)		9,200,000	9,199,961
Washington Mutual Mtg. Pass Through Certs. FRS Series-AR5 Class 4A 1.16% due 06/25/2046(3)		525,014	376,350
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.61% due 12/28/2037(3)		711,515	611,927

			12,633,178

Total Asset Backed Securities (cost $47,679,820)			46,186,976

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 3)

CORPORATE BONDS & NOTES — 17.1%
France — 1.0%
Dexia Credit Local SA NY Government Guar. Notes 1.50% due 10/07/2017*	$		1,900,000	$1,910,910
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*			350,000	395,277
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022			450,000	450,906
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018			2,350,000	2,381,279

				5,138,372

Germany — 2.9%
FMS Wertmanagement AoeR Government Guar. Notes 1.63% due 02/22/2017		EUR	900,000	1,014,544
KfW Group Government Guar. Notes 0.05% due 11/30/2017		EUR	1,700,000	1,875,764
KfW Group Government Guar. Notes 1.13% due 08/06/2018			9,200,000	9,181,756
KfW Group Government Guar. Notes 1.13% due 10/16/2018		EUR	800,000	912,317
KfW Group Government Guar. Notes 5.00% due 12/01/2020		SEK	2,000,000	282,726
KfW Group Government Guar. Notes 6.00% due 08/20/2020		AUD	800,000	672,890

				13,939,997

Italy — 1.7%
Banca Monte dei Paschi di Siena SpA Government Guar. Notes 3.50% due 03/20/2017		EUR	5,200,000	5,943,428
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*			450,000	443,461
Intesa Sanpaolo SpA Company Guar. Notes 5.25% due 01/12/2024			1,400,000	1,517,607
Intesa Sanpaolo SpA Sub. Notes 6.63% due 09/13/2023		EUR	150,000	203,304

				8,107,800

Japan — 2.1%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018		JPY	860,000,000	7,314,764
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*			1,550,000	1,568,962
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*			1,350,000	1,392,320

				10,276,046

Security Description			Principal Amount**	Value (Note 3)

Luxembourg — 0.3%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	$		200,000	$198,992
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022			200,000	196,738
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025			150,000	146,230
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035			100,000	93,966
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045			100,000	94,288
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044			250,000	240,409
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023			500,000	453,750
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019			200,000	198,250

				1,622,623

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019		MXN	4,310,000	268,457

Netherlands — 0.8%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022			300,000	321,000
EDP Finance BV Senior Notes 2.63% due 01/18/2022		EUR	450,000	508,975
EDP Finance BV Senior Notes 4.13% due 01/20/2021		EUR	400,000	490,457
EDP Finance BV Senior Notes 4.88% due 09/14/2020		EUR	200,000	253,147
EDP Finance BV Senior Notes 5.75% due 09/21/2017		EUR	800,000	967,778
ING Bank NV Senior Notes 2.00% due 09/25/2015*			1,300,000	1,302,535

				3,843,892

United Kingdom — 0.7%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*			750,000	760,343
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*			150,000	152,534
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*			750,000	765,344

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 3)

CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	$		525,000	$525,888
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022			1,100,000	1,213,728

				3,417,837

United States — 7.5%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024			450,000	448,006
AbbVie, Inc. Senior Notes 2.50% due 05/14/2020			450,000	447,236
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022			150,000	148,733
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025			300,000	295,548
AECOM Technology Corp. Company Guar. Notes 5.88% due 10/15/2024*			500,000	507,500
Apple, Inc. Senior Notes 2.40% due 05/03/2023			1,250,000	1,193,965
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016			750,000	759,931
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019			100,000	105,124
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023			75,000	78,562
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023			300,000	311,527
CVS Health Corp. Senior Notes 3.38% due 08/12/2024			50,000	49,265
Discover Financial Services Senior Notes 3.75% due 03/04/2025			700,000	673,056
Forest Laboratories, Inc. Company Guar. Notes 4.38% due 02/01/2019*			650,000	687,516
Forest Laboratories, Inc. Company Guar. Notes 5.00% due 12/15/2021*			850,000	920,995
General Electric Capital Corp Company Guar. Notes 8.50% due 04/06/2018		MXN	2,000,000	135,063
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018			1,350,000	1,367,515

Security Description			Principal Amount**	Value (Note 3)

United States (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	$		950,000	$915,268
H.J. Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*			600,000	602,507
H.J. Heinz Co. Company Guar. Notes 3.50% due 07/15/2022*			450,000	453,797
H.J. Heinz Co. Company Guar. Notes 5.00% due 07/15/2035*			150,000	155,381
H.J. Heinz Co. Company Guar. Notes 5.20% due 07/15/2045*			200,000	209,893
HCA, Inc. Senior Notes 5.25% due 04/15/2025			550,000	578,875
HCP, Inc. Senior Notes 4.25% due 11/15/2023			3,000,000	3,029,367
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017			900,000	913,651
Humana, Inc. Senior Notes 3.85% due 10/01/2024			150,000	150,636
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017			750,000	755,866
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019			350,000	347,096
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*			450,000	456,091
Microsoft Corp. Senior Notes 3.75% due 02/12/2045			1,000,000	914,699
Morgan Stanley Senior Notes 3.75% due 09/21/2017		EUR	600,000	704,555
Morgan Stanley Sub. Notes 3.95% due 04/23/2027			1,550,000	1,480,996
Morgan Stanley Senior Notes 4.30% due 01/27/2045			350,000	332,716
Mosaic Co. Senior Notes 4.25% due 11/15/2023			200,000	205,145
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.97% due 04/15/2018*			1,900,000	1,901,731
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021			600,000	649,862
Prologis LP Company Guar. Notes 3.00% due 01/18/2022		EUR	200,000	234,927

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 3)

CORPORATE BONDS & NOTES (continued)
United States (continued)
Prologis LP Company Guar. Notes 3.38% due 02/20/2024	EUR	300,000	$359,658
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020		550,000	558,660
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022		400,000	410,758
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025		1,550,000	1,591,884
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		400,000	383,500
Synchrony Financial Senior Notes 2.70% due 02/03/2020		1,600,000	1,576,259
Synchrony Financial Senior Notes 3.00% due 08/15/2019		600,000	604,747
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020		1,075,000	1,073,831
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024		2,150,000	2,114,974
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		2,950,000	3,178,634
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023		100,000	110,062
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043		72,000	85,063
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*		500,000	510,000
Walgreen Co. Senior Notes 3.10% due 09/15/2022		250,000	242,865
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024		1,000,000	980,120

			36,903,616

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		50,000	16,128
Petroleos de Venezuela SA Company Guar. Notes 5.50% due 04/12/2037		10,000	3,200
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		250,000	83,100
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		210,000	68,481

Security Description			Principal Amount**	Value (Note 3)

Venezuela (continued)
Petroleos De Venezuela SA Company Guar. Notes 9.00% due 11/17/2021	$		60,000	$23,925

				194,834

Total Corporate Bonds & Notes (cost $86,664,402)				83,713,474

FOREIGN GOVERNMENT OBLIGATIONS — 44.0%
Australia — 0.6%
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033		AUD	1,100,000	940,057
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023		AUD	2,200,000	1,937,780

				2,877,837

Belgium — 1.4%
Kingdom of Belgium Bonds 2.25% due 06/22/2023		EUR	1,500,000	1,852,158
Kingdom of Belgium Bonds 3.75% due 09/28/2020*(2)		EUR	245,000	318,357
Kingdom of Belgium Bonds 4.00% due 03/28/2032		EUR	2,550,000	3,851,705
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022		EUR	490,000	680,697

				6,702,917

Brazil — 0.4%
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016		BRL	219,000	60,489
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2050(4)		BRL	7,134,046	2,014,991

				2,075,480

Canada — 1.4%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*		CAD	3,400,000	2,728,397
Government of Canada Bonds 2.75% due 06/01/2022		CAD	2,100,000	1,783,728
Government of Canada Bonds 4.00% due 06/01/2041		CAD	1,200,000	1,256,841
Government of Canada Bonds 5.75% due 06/01/2029		CAD	1,000,000	1,132,033

				6,900,999

Costa Rica — 0.0%
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045			200,000	192,250

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description			Principal Amount**	Value (Note 3)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Croatia — 0.1%
Republic of Croatia Senior Bonds 5.50% due 04/04/2023	$		270,000	$277,561

Denmark — 0.4%
Kingdom of Denmark Bonds 4.00% due 11/15/2017		DKK	7,600,000	1,225,198
Kingdom of Denmark Bonds 4.50% due 11/15/2039		DKK	2,500,000	613,209

				1,838,407

Dominican Republic — 0.2%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*			200,000	201,000
Dominican Republic Senior Bonds 5.50% due 01/27/2025			100,000	100,500
Dominican Republic Senior Bonds 5.88% due 04/18/2024			100,000	104,250
Dominican Republic Senior Bonds 6.60% due 01/28/2024			300,000	325,200
Dominican Republic Senior Bonds 7.45% due 04/30/2044			100,000	107,500

				838,450

France — 5.5%
Government of France Bonds 0.50% due 05/25/2025		EUR	3,600,000	3,790,240
Government of France Bonds 1.00% due 05/25/2018		EUR	3,790,000	4,293,992
Government of France Bonds 2.25% due 10/25/2022		EUR	2,410,000	2,969,152
Government of France Bonds 4.00% due 10/25/2038		EUR	740,000	1,168,048
Government of France Bonds 4.25% due 10/25/2017		EUR	4,700,000	5,669,201
Government of France Bonds 4.25% due 10/25/2023		EUR	3,230,000	4,567,212
Government of France Bonds 4.50% due 04/25/2041		EUR	1,930,000	3,325,529
Government of France Bonds 4.75% due 04/25/2035		EUR	700,000	1,178,188

				26,961,562

Germany — 3.1%
Federal Republic of Germany Bonds 1.00% due 08/15/2024		EUR	5,490,000	6,272,019

Security Description		Principal Amount**	Value (Note 3)

Germany (continued)
Federal Republic of Germany Bonds 1.50% due 05/15/2023	EUR	980,000	$1,170,900
Federal Republic of Germany Bonds 2.00% due 08/15/2023	EUR	2,850,000	3,530,061
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	960,000	1,371,344
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	1,825,000	3,053,883

			15,398,207

Israel — 0.1%
Israel Government AID Government Guar. Bonds 5.50% due 09/18/2023		300,000	365,428

Italy — 7.5%
Republic of Italy Senior Bonds 3.50% due 03/01/2030*(2)	EUR	880,000	1,120,015
Republic of Italy Senior Bonds 3.75% due 05/01/2021	EUR	1,350,000	1,705,163
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	6,290,000	8,541,876
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	1,630,000	2,448,647
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,170,325
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	170,000	262,203
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	5,010,000	7,034,058
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	278,574
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	760,000	1,223,914
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(4)	EUR	6,429,551	7,346,744
Republic of Italy Inflation Indexed Treasury Bonds 2.35% due 09/15/2019(4)	EUR	4,747,136	5,685,370

			36,816,889

Japan — 10.7%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	303,005
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	1,915,600,000	15,577,050

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 3)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	301,600,000	$2,538,297
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	2,390,000,000	20,212,263
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	344,474
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	271,600,000	2,503,712
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	439,800,000	4,046,792
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	203,500,000	1,864,562
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	4,984,784

			52,374,939

Luxembourg — 0.8%
EFSF Government Guar. Notes 0.88% due 04/16/2018	EUR	300,000	338,076
EFSF Government Guar. Notes 1.20% due 02/17/2045	EUR	650,000	644,332
EFSF Government Guar. Notes 1.25% due 07/31/2018	EUR	1,900,000	2,168,795
EFSF Government Guar. Notes 2.35% due 07/29/2044	EUR	540,000	693,913

			3,845,116

Mexico — 0.2%
United Mexican States Bonds 3.50% due 12/14/2017(4)	MXN	3,222,661	212,199
United Mexican States Senior Bonds 4.75% due 03/08/2044		20,000	19,400
United Mexican States Senior Bonds 5.55% due 01/21/2045		30,000	32,400
United Mexican States Senior Bonds 6.05% due 01/11/2040		10,000	11,550
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	422,986
United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	148,725

			847,260

Netherlands — 1.9%
Government of Netherlands Bonds 1.75% due 07/15/2023*	EUR	3,100,000	3,722,939

Security Description		Principal Amount**	Value (Note 3)

Netherlands (continued)
Government of Netherlands Bonds 2.00% due 07/15/2024*(2)	EUR	740,000	$905,573
Government of Netherlands Bonds 2.50% due 01/15/2033*(2)	EUR	900,000	1,189,465
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	802,186
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	2,853,196

			9,473,359

Spain — 3.6%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,064,014
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,650,000	5,941,072
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	360,000	436,860
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	520,000	820,051
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	1,050,000	1,466,477
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*(2)	EUR	1,380,000	1,884,116
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(2)	EUR	3,870,000	5,839,102

			17,451,692

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	394,886
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	419,208
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,157,373

			1,971,467

United Kingdom — 5.6%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,987,126
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,020,000	4,734,112
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	3,060,000	4,906,863
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,565,068

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 3)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,730,000	$3,228,765
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,360,000	2,788,184
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,251,821

			27,461,939

Venezuela — 0.1%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		40,000	13,900
Republic of Venezuela Senior Bonds 7.00% due 03/31/2038		20,000	6,875
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025		30,000	10,575
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		80,000	29,600
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024		270,000	97,200
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		50,000	18,250
Republic of Venezuela Senior Bonds 9.25% due 09/15/2027		10,000	4,175
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		130,000	47,970
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034		30,000	11,325
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026		40,000	16,660
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		70,000	29,050
Republic of Venezuela Senior Bonds 12.75% due 08/23/2022		40,000	17,800

			303,380

Total Foreign Government Obligations (cost $228,762,883)			214,975,139

U.S. GOVERNMENT AGENCIES — 5.7%
United States — 5.7%
Federal Farm Credit Bank 3.50% due 12/20/2023		1,100,000	1,183,766
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		1,169,804	1,297,607
5.00% due 11/01/2038		247,779	272,478
5.00% due 01/01/2039		77,548	85,241
5.00% due 09/01/2039		180,389	198,327
5.00% due 05/01/2041		642,160	711,764
7.00% due 02/01/2039		932,468	1,084,042

Security Description	Principal Amount**	Value (Note 3)

United States (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K710, Class A2
1.88% due 05/25/2019(5)	$3,300,000	$3,331,482
Series K709, Class A2 2.09% due 03/25/2019(5)	3,000,000	3,051,090
Series K030, Class A1 2.78% due 09/25/2022(5)	994,437	1,032,499
Series K030, Class A2 3.25% due 04/25/2023 VRS(5)	3,000,000	3,138,072
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2015-DNA1, Class M3 3.49% due 10/25/2027 FRS(3)	280,000	271,284
Series 2015-HQ1, Class M3 3.99% due 03/25/2025 FRS(3)	300,000	294,532
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(5)	474,012	477,243
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(5)	800,000	805,316
3.42% due 10/01/2020	356,594	379,979
3.62% due 12/01/2020	257,498	276,099
3.75% due 03/01/2018	951,830	1,007,227
3.84% due 05/01/2018	530,000	565,219
4.38% due 06/01/2021	922,752	1,020,336
4.50% due 02/01/2040	13,329	14,444
4.50% due 08/01/2041	283,856	309,027
5.00% due 08/01/2041	36,902	40,796
6.00% due 10/01/2034	638,431	725,152
6.00% due 11/01/2034	102,293	116,868
6.00% due 05/01/2036	21,703	24,689
6.00% due 07/01/2036	122,599	139,216
6.00% due 11/01/2036	656,064	745,910
6.00% due 01/01/2037	109,812	124,729
6.00% due 03/01/2037	85,745	97,997
6.00% due 07/01/2037	39,642	44,918
6.00% due 08/01/2037	298,649	339,270
6.00% due 10/01/2037	284,881	323,568
6.00% due 08/01/2038	169,121	191,597
6.00% due 06/01/2039	2,670	3,025
6.00% due 10/01/2040	319,718	363,103
6.00% due 04/01/2041	775,419	880,746
6.00% due 05/01/2041	295,790	335,855
6.00% due 10/01/2041	161,317	184,781
7.00% due 03/01/2039	545,244	643,868
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2015-C01, Class 2M1 1.69% due 02/25/2025(3)	71,146	71,193
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(3)	957,460	1,121,935
Series 2012-111, Class B 7.00% due 10/25/2042(3)	288,881	337,659

Total U.S. Government Agencies (cost $27,002,016)		27,663,949

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description			Shares/ Principal Amount**	Value (Note 3)

U.S. GOVERNMENT TREASURIES — 17.2%
United States — 17.2%
United States Treasury Bonds 1.38% due 02/15/2044 TIPS(4)	$		1,795,552	$1,936,952
United States Treasury Notes 0.38% due 07/15/2023 TIPS(4)			1,450,800	1,449,099
0.63% due 05/31/2017			22,975,000	22,966,017
0.63% due 01/15/2024 TIPS(4)			5,095,050	5,157,943
0.88% due 07/15/2018			1,500,000	1,495,196
1.13% due 01/15/2021 TIPS(4)			1,630,380	1,709,988
1.25% due 11/30/2018			7,630,000	7,658,017
1.25% due 01/31/2020			9,000,000	8,918,442
1.63% due 06/30/2019			2,070,000	2,095,714
1.63% due 07/31/2019			2,000,000	2,022,500
1.63% due 06/30/2020			4,600,000	4,619,049
1.75% due 10/31/2020			7,500,000	7,539,840
1.88% due 05/31/2022			3,400,000	3,390,439
2.00% due 09/30/2020			5,500,000	5,603,554
2.13% due 08/31/2020(8)			5,700,000	5,845,618
2.13% due 06/30/2021			1,530,000	1,559,165

Total U.S. Government Treasuries (cost $83,483,296)				83,967,533

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
France — 0.2%
Electricite de France SA VRS 4.13% due 01/22/2022(6)		EUR	400,000	469,349
Electricite de France SA VRS 5.00% due 01/22/2026(6)		EUR	300,000	360,775
Electricite de France SA VRS 5.38% due 01/29/2025(6)		EUR	200,000	247,917

				1,078,041

Italy — 0.2%
Enel SpA VRS 5.00% due 01/15/2075		EUR	200,000	236,607
Enel SpA VRS 7.75% due 09/10/2075		GBP	450,000	776,586

				1,013,193

United States — 0.2%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045			800,000	790,000

Total Preferred Securities/Capital Securities (cost $2,929,179)				2,881,234

Total Long-Term Investment Securities (cost $476,521,596)				459,388,305

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Registered Investment Companies — 4.5%
SSgA U.S. Government Money Market Fund 0.00%(10) (cost $21,825,613)			21,825,613	21,825,613

TOTAL INVESTMENTS — (cost $498,347,209)(7)			98.5%	481,213,918
Other assets less liabilities			1.5	7,414,544

NET ASSETS —			100.0%	$488,628,462

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $78,566,941 representing 16.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $11,256,628 representing 2.3% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Principal amount of security is adjusted for inflation.
(5)	Commercial Mortgage Backed Security
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(10)	The rate shown is the 7-day yield as of July 31, 2015.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation (Depreciation)
40	Long	Australian 10 Year Bonds	September 2015	$3,648,804	$3,736,404	$87,600
56	Long	Euro-BOBL	September 2015	7,939,792	8,014,330	74,538
36	Long	Euro-BTP	September 2015	5,186,291	5,404,711	218,420
48	Short	Euro-Bund	September 2015	8,016,175	8,139,355	(123,180)
21	Long	Euro-Oat	September 2015	3,365,775	3,452,570	86,795
7	Long	Japanese 10 Year Bonds	September 2015	8,281,841	8,333,804	51,963
38	Long	Life Long Gilt	September 2015	6,948,878	6,960,903	12,025
117	Long	U.S. Treasury 10 Year Notes	September 2015	14,821,647	14,910,188	88,541
65	Long	U.S. Treasury 2 Year Notes	September 2015	14,221,454	14,239,063	17,609
91	Long	U.S. Treasury 5 Year Notes	September 2015	10,876,956	10,905,781	28,825
50	Short	U.S. Treasury Long Bonds	September 2015	7,677,676	7,796,875	(119,199)
248	Long	U.S. Treasury Ultra Long Bonds	September 2015	39,174,751	39,563,750	388,999
9	Long	90 Day Pound Sterling	December 2015	1,743,681	1,744,559	878

						$813,814

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	EUR	392,000	PLN	1,661,027	09/16/2015	$9,028	$—
	HUF	119,657,615	EUR	385,000	09/16/2015	—	(4,418)
	JPY	105,411,475	USD	850,000	09/16/2015	—	(979)
	MXN	13,351,016	USD	858,000	09/17/2015	32,116	—
	TWD	13,255,631	USD	421,228	08/31/2015	2,924	—
	USD	421,215	TWD	13,255,631	08/03/2015	—	(1,354)
	USD	1,033,582	HUF	290,953,364	09/16/2015	5,858	—
	USD	864,000	JPY	106,126,416	09/16/2015	—	(7,250)
	USD	2,323,205	MXN	36,596,521	09/17/2015	—	(59,371)

						49,926	(73,372)

Barclays Bank PLC	AUD	1,684,000	USD	1,285,638	09/16/2015	57,517	—
	CAD	544,429	CHF	408,659	09/16/2015	7,352	—
	CAD	1,045,912	USD	825,762	09/16/2015	26,265	—
	EUR	400,000	USD	435,201	08/07/2015	—	(4,115)
	EUR	757,000	GBP	556,684	09/16/2015	37,242	—
	EUR	1,453,775	SEK	13,608,286	09/16/2015	—	(18,823)
	GBP	552,409	EUR	781,000	09/16/2015	—	(4,196)
	GBP	299,628	USD	465,574	09/16/2015	—	(2,198)
	KRW	480,433,410	USD	430,000	08/03/2015	19,426	—
	KRW	530,965,712	USD	453,530	09/03/2015	—	(1,282)
	NZD	651,000	USD	434,186	09/16/2015	5,964	—
	TWD	27,199,585	USD	872,802	08/24/2015	14,426	—
	USD	874,000	TWD	27,519,638	08/31/2015	—	(5,571)
	USD	864,000	JPY	106,605,676	09/16/2015	—	(3,380)
	USD	425,501	NZD	616,000	09/16/2015	—	(20,301)
	USD	433,000	ZAR	5,491,491	09/16/2015	—	(2,170)

						168,192	(62,036)

BNP Paribas SA	AUD	580,000	USD	429,761	09/16/2015	6,774	—
	CNH	6,895,518	USD	1,104,113	09/16/2015	—	(400)
	EUR	562,000	HUF	176,237,187	09/16/2015	12,051	—
	EUR	387,000	PLN	1,612,339	09/16/2015	1,631	—
	EUR	3,947,382	USD	4,410,656	09/16/2015	73,021	—
	KRW	1,484,679,538	USD	1,282,765	08/28/2015	10,639	—
	NZD	685,314	SEK	4,009,585	09/16/2015	14,353	—
	USD	433,000	CLP	283,597,680	08/10/2015	—	(12,605)
	USD	433,000	RUB	24,963,836	08/10/2015	—	(28,497)
	USD	576,978	DKK	3,816,000	08/13/2015	—	(15,267)
	USD	1,081,603	SEK	8,881,000	08/19/2015	—	(51,877)

58

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,170,963	GBP	1,389,193	08/25/2015	$—	$(1,858)
	USD	2,156,955	EUR	1,964,000	09/16/2015	1,214	—

						119,683	(110,504)

Citibank N.A. London	CAD	1,110,140	USD	899,358	08/10/2015	50,568	—
	CAD	2,106,629	USD	1,678,728	09/16/2015	68,418	—
	EUR	1,674,000	USD	1,846,071	08/07/2015	7,535	—
	EUR	2,316,000	USD	2,564,368	09/16/2015	19,399	—
	GBP	543,594	EUR	765,000	09/16/2015	—	(8,016)
	GBP	296,799	USD	454,396	09/16/2015	—	(8,959)
	KRW	442,460,548	USD	390,814	08/28/2015	11,699	—
	MXN	19,591,022	USD	1,197,056	09/11/2015	—	(15,402)
	NZD	1,218,375	USD	828,249	09/16/2015	26,813	—
	RUB	8,710,693	USD	144,498	08/31/2015	4,029	—
	USD	431,000	KRW	495,430,621	08/20/2015	—	(6,325)
	USD	2,120,923	AUD	2,857,000	08/27/2015	—	(35,098)
	USD	850,913	AUD	1,092,000	09/16/2015	—	(54,530)
	USD	427,320	GBP	269,000	09/16/2015	—	(7,364)
	USD	1,087,212	HUF	301,187,525	09/16/2015	—	(11,210)
	USD	431,000	JPY	53,537,311	09/16/2015	1,203	—

						189,664	(146,904)

Credit Suisse International	EUR	783,000	USD	860,279	09/16/2015	—	(132)
	JPY	105,894,360	USD	858,000	09/16/2015	3,123	—
	RUB	24,298,616	USD	431,000	08/06/2015	36,915	—
	RUB	24,617,088	USD	432,000	08/07/2015	32,841	—
	RUB	23,708,659	USD	410,575	08/10/2015	26,410	—
	RUB	25,464,197	USD	432,000	08/27/2015	20,989	—
	USD	432,000	CLP	280,795,680	08/10/2015	—	(15,759)
	USD	1,715,329	EUR	1,535,000	09/16/2015	—	(28,573)

						120,278	(44,464)

Deutsche Bank AG London	BRL	238,058	USD	75,167	08/04/2015	5,640	—
	EUR	9,100,859	USD	10,222,699	09/16/2015	222,092	—
	KRW	481,864,100	USD	428,000	08/03/2015	16,203	—
	KRW	472,298,000	USD	409,554	08/24/2015	4,791	—
	KRW	962,297,510	USD	829,084	09/02/2015	4,763	—
	KRW	508,056,024	USD	434,000	09/03/2015	—	(1,188)
	MXN	6,676,247	USD	425,000	09/17/2015	12,012	—
	MYR	1,660,236	USD	433,000	08/28/2015	1,592	—
	SGD	579,755	USD	429,000	09/16/2015	6,940	—
	TWD	13,715,659	USD	434,000	09/04/2015	1,193	—
	USD	829,925	KRW	962,297,510	08/03/2015	—	(7,553)
	USD	866,362	KRW	994,267,389	08/28/2015	—	(14,439)
	USD	1,971,566	EUR	1,775,890	09/16/2015	—	(20,104)
	USD	1,710,000	JPY	210,053,604	09/16/2015	—	(14,253)
	USD	856,190	NZD	1,303,000	09/16/2015	913	—
	USD	857,000	MXN	13,594,660	09/17/2015	—	(16,044)

						276,139	(73,581)

HSBC Bank PLC	BRL	4,225,737	USD	1,296,000	08/04/2015	61,830	—
	BRL	2,380,349	USD	701,805	09/02/2015	14,088	—
	CNH	18,282,576	USD	2,926,181	09/16/2015	—	(2,293)
	GBP	548,914	EUR	762,000	09/16/2015	—	(19,617)
	NOK	5,585,882	EUR	635,645	09/16/2015	15,301	—
	SEK	10,362,467	EUR	1,103,485	09/16/2015	10,445	—
	USD	1,315,363	BRL	4,337,379	08/04/2015	—	(48,586)
	USD	568,151	INR	36,441,191	08/06/2015	341	—
	USD	1,730,218	EUR	1,562,000	09/16/2015	—	(13,792)
	USD	1,463,122	MXN	22,724,487	09/17/2015	—	(57,402)

						102,005	(141,690)

59

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A. London	CAD	557,249	USD	430,000	09/16/2015	$4,038	$—
	CNH	2,674,016	USD	428,000	09/16/2015	—	(320)
	EUR	635,645	NOK	5,562,655	09/16/2015	—	(18,142)
	EUR	1,092,495	SEK	10,235,412	09/16/2015	—	(13,108)
	JPY	159,249,242	USD	1,286,000	09/16/2015	393	—
	KRW	498,565,584	USD	432,000	08/24/2015	4,725	—
	MXN	21,156,294	USD	1,302,000	09/17/2015	—	(6,713)
	RUB	65,420,516	USD	1,088,706	08/31/2015	33,732	—
	TRY	1,202,509	USD	426,000	09/16/2015	—	(2,555)
	TWD	13,248,631	USD	425,590	08/17/2015	7,461	—
	TWD	26,843,528	USD	863,414	09/11/2015	16,329	—
	USD	43,732,056	JPY	5,414,890,000	09/10/2015	—	(23,114)
	USD	1,304,265	AUD	1,780,000	09/16/2015	—	(6,132)
	USD	857,896	EUR	764,000	09/16/2015	—	(18,364)
	USD	1,898,502	MXN	29,632,937	09/17/2015	—	(65,430)

						66,678	(153,878)

Morgan Stanley & Co. International PLC	BRL	5,254,029	USD	1,610,000	08/04/2015	75,506	—
	BRL	2,423,793	USD	712,116	09/02/2015	11,846	—
	CAD	1,115,557	USD	862,000	09/16/2015	9,266	—
	JPY	315,645,372	USD	2,578,000	09/16/2015	29,819	—
	NZD	1,313,000	USD	862,836	09/16/2015	—	(844)
	USD	2,020,285	BRL	6,681,702	08/04/2015	—	(68,825)
	USD	418,614	CLP	270,278,020	08/24/2015	—	(18,506)
	USD	437,000	RUB	26,541,842	08/27/2015	—	(8,595)
	USD	870,000	RUB	52,511,634	08/31/2015	—	(23,195)
	USD	415,505	TRY	1,171,993	09/16/2015	2,175	—

						128,612	(119,965)

Royal Bank of Canada	BRL	2,928,130	USD	869,000	08/04/2015	13,809	—
	BRL	3,840,959	USD	1,129,256	09/02/2015	19,547	—
	CAD	2,797,465	USD	2,168,000	09/16/2015	29,613	—
	EUR	2,118,410	USD	2,346,669	08/07/2015	20,042	—
	EUR	764,000	USD	860,752	09/16/2015	21,220	—
	MYR	1,230,674	USD	320,881	08/28/2015	1,094	—
	NZD	581,708	USD	406,917	09/16/2015	24,274	—
	USD	487,356	BRL	1,640,683	08/04/2015	—	(8,177)
	USD	1,726,000	CAD	2,201,168	09/16/2015	—	(43,424)
	USD	1,732,404	EUR	1,519,000	09/16/2015	—	(63,230)
	USD	862,000	JPY	106,849,641	09/16/2015	589	—

						130,188	(114,831)

Royal Bank of Scotland PLC	COP	1,166,925,400	USD	430,000	08/10/2015	24,994	—
	MXN	13,736,805	USD	866,000	09/17/2015	16,251	—
	NZD	629,000	USD	428,324	09/16/2015	14,573	—
	TRY	2,408,218	USD	864,000	09/16/2015	5,750	—
	USD	432,000	COP	1,167,048,000	08/10/2015	—	(26,952)
	USD	432,000	CLP	283,635,216	08/24/2015	—	(12,119)
	USD	437,000	COP	1,247,904,638	08/31/2015	—	(4,169)
	USD	870,000	BRL	2,995,019	09/02/2015	—	(4,695)
	USD	858,941	AUD	1,168,000	09/16/2015	—	(7,133)
	USD	299,757	EUR	266,756	09/16/2015	—	(6,629)
	USD	604,660	PLN	2,244,711	09/16/2015	—	(10,339)
	USD	431,000	TRY	1,161,058	09/16/2015	—	(17,218)
	USD	4,383,095	MXN	68,413,809	09/17/2015	—	(151,066)

						61,568	(240,320)

Standard Chartered Bank	AUD	1,155,000	USD	860,614	09/16/2015	18,286	—
	BRL	8,135,000	USD	2,510,183	10/02/2015	182,398	—
	CNH	5,359,575	USD	857,000	09/16/2015	—	(1,488)
	EUR	659,000	USD	726,139	08/07/2015	2,366	—
	INR	63,804,741	USD	1,001,000	08/06/2015	5,631	—
	MYR	1,664,277	USD	434,000	09/04/2015	2,001	—

60

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	TWD	13,255,631	USD	428,000	08/03/2015	$8,139	$—
	TWD	13,363,970	USD	430,000	08/17/2015	8,231	—
	TWD	13,599,664	USD	433,000	08/28/2015	3,829	—
	USD	431,000	KRW	495,419,415	08/17/2015	—	(6,270)
	USD	874,000	KRW	1,017,301,040	08/28/2015	—	(2,341)
	USD	429,077	AUD	559,000	09/16/2015	—	(21,405)
	USD	857,000	JPY	106,417,118	09/16/2015	2,097	—
	USD	428,888	NZD	660,000	09/16/2015	5,255	—
	USD	554,921	PLN	2,057,343	09/16/2015	—	(10,208)
	ZAR	5,564,833	USD	435,000	09/16/2015	—	(1,584)

						238,233	(43,296)

State Street Bank London	CAD	4,887,922	USD	3,844,487	09/16/2015	108,151	—
	CNH	6,931,365	USD	1,110,262	09/16/2015	7	—
	EUR	767,726	GBP	544,532	09/16/2015	6,485	—
	EUR	1,516,000	USD	1,709,307	09/16/2015	43,429	—
	GBP	277,192	USD	432,794	09/16/2015	49	—
	JPY	188,340,258	USD	1,523,936	09/16/2015	3,479	—
	MXN	6,826,092	USD	431,000	09/17/2015	8,743	—
	USD	4,633,010	GBP	2,977,268	08/25/2015	15,736	—
	USD	1,295,000	CAD	1,634,353	09/16/2015	—	(45,698)
	USD	3,017,476	EUR	2,707,000	09/16/2015	—	(42,851)

						186,079	(88,549)

UBS AG London	AUD	2,924,000	USD	2,158,492	09/16/2015	26,054	—
	BRL	1,411,750	USD	432,000	08/04/2015	19,684	—
	BRL	1,478,348	USD	435,000	09/02/2015	7,884	—
	EUR	2,017,000	USD	2,260,462	08/07/2015	45,213	—
	EUR	390,000	PLN	1,641,611	09/16/2015	6,085	—
	EUR	3,881,831	USD	4,316,556	09/16/2015	50,951	—
	IDR	5,783,385,137	USD	431,000	08/07/2015	3,709	—
	JPY	52,536,272	USD	428,000	09/16/2015	3,879	—
	KRW	960,450,068	USD	841,166	08/17/2015	17,760	—
	KRW	927,765,720	USD	836,089	08/28/2015	41,146	—
	NZD	1,250,000	USD	857,075	09/16/2015	34,836	—
	PLN	929,617	EUR	226,195	09/16/2015	2,428	—
	SGD	1,737,406	USD	1,287,492	09/16/2015	22,666	—
	TWD	26,469,302	USD	842,837	08/31/2015	7,554	—
	TWD	13,715,702	USD	434,000	09/04/2015	1,191	—
	USD	433,000	BRL	1,397,941	08/04/2015	—	(24,717)
	USD	3,072,355	EUR	2,749,000	08/07/2015	—	(53,158)
	USD	339,278	GBP	218,000	08/25/2015	1,110	—
	USD	431,000	CAD	540,058	09/16/2015	—	(18,179)
	USD	2,868,188	EUR	2,546,466	09/16/2015	—	(69,968)
	USD	1,051,242	HUF	291,130,908	09/16/2015	—	(11,168)
	USD	1,719,146	JPY	212,658,217	09/16/2015	—	(2,372)
	USD	565,514	PLN	2,082,277	09/16/2015	—	(14,199)
	ZAR	5,417,264	USD	428,000	09/16/2015	2,994	—

						295,144	(193,761)

61

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	AUD	3,840,920	USD	2,948,567	09/16/2015	$147,428	$—
	CAD	272,513	CHF	203,965	09/16/2015	3,071	—
	CHF	612,624	CAD	828,095	09/16/2015	—	(1,898)
	EUR	6,930,804	USD	7,703,779	08/07/2015	91,751	—
	EUR	786,000	GBP	551,371	09/16/2015	—	(2,919)
	EUR	1,409,021	USD	1,579,274	09/16/2015	30,951	—
	INR	125,573	USD	1,957	08/06/2015	—	(1)
	JPY	159,006,423	USD	1,289,000	09/16/2015	5,353	—
	NZD	1,320,000	USD	866,804	09/16/2015	—	(1,480)
	SGD	1,741,248	USD	1,288,668	09/16/2015	21,045	—
	USD	429,065	INR	27,489,123	08/06/2015	—	(228)
	USD	3,180,638	EUR	2,859,235	08/07/2015	—	(40,372)
	USD	1,285,649	AUD	1,689,000	09/16/2015	—	(53,881)
	USD	512,099	EUR	471,922	09/16/2015	6,479	—
	USD	1,333,629	NZD	1,899,022	09/16/2015	—	(84,469)
	USD	862,000	SGD	1,179,233	09/16/2015	—	(3,522)

						306,078	(188,770)

Net Unrealized Appreciation/(Depreciation)						$2,438,467	$(1,795,921)

AUD	— Australian Dollar	GBP	— Pound Sterling	NZD	— New Zealand Dollar
BRL	— Brazilian Real	HUF	— Hungarian Forint	PLN	— Polish Zloty
CAD	— Canadian Dollar	IDR	— Indonesian Rupiah	RUB	— New Russian Ruble
CHF	— Swiss Franc	INR	— Indian Rupee	SEK	— Swedish Krona
CLP	— Chilean Peso	JPY	— Japanese Yen	SGD	— Singapore Dollar
CNH	— Yuan Renminbi Offshore	KRW	— South Korean Won	TRY	— Turkish Lira
COP	— Colombian Peso	MXN	— Mexican Peso	TWD	— New Taiwan Dollar
DKK	— Danish Krone	MYR	— Malaysian Ringgit	USD	— United States Dollar
EUR	— Euro Currency	NOK	— Norwegian Krone	ZAR	— South African Rand

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
BNP Paribas SA	BRL	27,060	1/2/2017	1 month LIBOR	12.110%	$—	$123,100
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	19,170
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	17,737
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	17,891

							$177,898

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	$—	$(3,838)
	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(43,778)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(32,851)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(2,813)
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(2,739)

							$(86,019)

Total						$—	$91,879

62

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
GBP	1,130	9/16/2017	1.500%	6 month LIBOR	$11,013	$846
USD	12,650	5/5/2020	2.175%	3 month LIBOR	—	13,172
EUR	8,920	7/4/2020	0.500%	6 month EURIBOR	20,682	28,249
EUR	11,690	9/16/2020	0.500%	6 month EURIBOR	(59,395)	106,296
JPY	780,420	9/16/2020	0.500%	6 month JYOR	39,811	38,904
NOK	18,960	9/16/2020	1.750%	6 month NIBOR	8,225	13,612
USD	30,400	6/24/2021	2.923%	3 month LIBOR	(10,506)	160,026
JPY	842,760	9/16/2022	0.500%	6 month JYOR	(18,416)	77,211
EUR	20,040	5/15/2024	1.000%	6 month EURIBOR	(192,276)	419,301
EUR	13,750	5/15/2024	1.100%	6 month EURIBOR	29,271	255,533
EUR	21,240	5/11/2025	1.568%	6 month EURIBOR	(60,595)	56,643
EUR	10,180	6/8/2025	1.850%	6 month EURIBOR	(29,273)	170,926
EUR	1,870	7/10/2025	1.700%	6 month EURIBOR	3,845	5,761
EUR	13,560	9/16/2025	2.000%	6 month EURIBOR	27,328	230,715
GBP	1,780	9/16/2025	2.250%	6 month LIBOR	(323)	49,275
JPY	1,142,620	9/16/2025	0.750%	6 month JYOR	42,249	101,005
SEK	8,330	9/16/2025	1.750%	3 month STIBOR	15,725	17,427
EUR	25,750	12/16/2025	1.500%	6 month EURIBOR	(606,567)	362,852
SEK	76,960	12/16/2025	1.500%	3 month STIBOR	(326,368)	667
USD	4,120	5/5/2027	3 month LIBOR	2.606%	—	45,474
EUR	7,590	2/27/2030	6 month EURIBOR	1.350%	—	332,520
EUR	3,290	9/16/2030	6 month EURIBOR	1.500%	(96,581)	15,642
EUR	8,000	5/11/2035	6 month EURIBOR	1.695%	171,263	12,657
GBP	530	9/16/2045	2.750%	6 month LIBOR	89,279	13,644
USD	410	9/16/2045	3.000%	3 month LIBOR	10,185	11,564

						$2,539,922

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
GBP	152,850	2/4/2016	0.550%	3 month SONIA	$5,237	$(11,944)
USD	11,790	9/16/2017	3 month LIBOR	1.500%	(66,090)	(53,449)
USD	1,420	9/16/2018	3 month LIBOR	1.750%	(9,967)	(9,094)
GBP	1,540	9/16/2020	6 month LIBOR	2.000%	(25,898)	(8,519)
SEK	147,430	9/16/2020	3 month STIBOR	0.750%	80,638	(217,994)
USD	24,480	9/16/2020	3 month LIBOR	2.250%	(285,676)	(315,348)
EUR	3,030	9/16/2022	6 month EURIBOR	0.750%	(10,867)	(3,984)
USD	15,085	9/16/2022	3 month LIBOR	2.500%	(187,498)	(260,061)
EUR	7,830	2/27/2025	1.150%	6 month EURIBOR	—	(157,728)
AUD	640	9/16/2025	6 month BBSW	3.500%	(4,532)	(11,515)
CAD	1,300	9/16/2025	3 month CDOR	2.750%	(60,641)	(11,726)
EUR	5,350	9/16/2025	6 month EURIBOR	1.250%	(106,125)	(27,047)
GBP	10,170	9/16/2025	6 month LIBOR	2.750%	(8,953)	(200,775)
NZD	1,640	9/16/2025	3 month NDBB	4.250%	(13,037)	(38,825)
USD	19,670	9/16/2025	3 month LIBOR	2.750%	(331,350)	(424,262)
CAD	10,790	12/16/2025	3 month CDOR	2.500%	201,860	(61,577)
CHF	1,790	12/16/2025	6 month LIBOR	1.250%	(21,906)	(5,146)
JPY	1,474,680	12/16/2025	6 month JYOR	1.000%	24,016	(32,819)
NZD	4,200	12/16/2025	3 month NDBB	4.000%	43,690	(11,995)
USD	6,890	12/16/2025	3 month LIBOR	3.000%	40,418	(37,729)

63

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
USD	7,800	6/24/2029	3 month LIBOR	3.218%	$26,690	$(176,203)
EUR	5,380	6/8/2030	6 month EURIBOR	2.100%	(11,721)	(143,771)
USD	8,550	9/16/2030	3 month LIBOR	3.000%	(300,704)	(175,685)
EUR	2,270	2/27/2035	1.400%	6 month EURIBOR	(11,894)	(133,487)
USD	1,860	9/16/2035	3 month LIBOR	3.000%	(32,409)	(65,161)
EUR	750	9/16/2045	1.750%	6 month EURIBOR	72,616	(22,730)
JPY	78,710	9/16/2045	6 month JYOR	1.500%	(4,427)	(1,787)

						$(2,620,361)

Net Unrealized Appreciation (Depreciation)					$(1,929,954)	$(80,439)

@	Illiquid security. At July 31, 2015, the aggregate value of the securities was $11,440 representing 0.0% of net assets.

BBSW	— Bank Bill Swap Reference Rate
CDOR	— Canadian Dollar Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KSDA	— Korea Securities Dealers Association Benchmark Yields
KWCDC	— South Korean Won 3 Month Certificate of Deposit Rates
LIBOR	— London Interbank Offered Rate
NDBB	— New Zealand Dollar Bank Bill
NIBOR	— Norwegian Interbank Offered Rate
SONIA	— Sterling Overnight Interbank Average Rate
STIBOR	— Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2015(2)	Notional Amount(3)	Value at July 31, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.1506%	$2,100,000	$16,026	$532	$15,494
CDX North American Investment
Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.1506%	1,100,000	8,394	266	8,128

Total						$24,420	$798	$23,622

@	Illiquid security. At July 31, 2015, the aggregate value of these securities was $23,622 representing 0.0% of net assets.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

64

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
United States	$—	$3,433,217	$9,199,961	$12,633,178
Other Countries	—	33,553,798	—	33,553,798
Corporate Bonds & Notes	—	83,713,474	—	83,713,474
Foreign Government Obligations	—	214,975,139	—	214,975,139
U.S. Government Agencies	—	27,663,949	—	27,663,949
U.S. Government Treasuries	—	83,967,533	—	83,967,533
Preferred Securities/Capital Securities	—	2,881,234	—	2,881,234
Short-Term Investment Securities	21,825,613	—	—	21,825,613

Total Investments at Value	$21,825,613	$450,188,344	$9,199,961	$481,213,918

Other Financial Instruments:+
Futures Contracts	1,056,193	—	—	1,056,193
Forward Foreign Currency Contracts	—	2,438,467	—	2,438,467
Over the Counter Interest Rate Swap Contracts	—	177,898	—	177,898
Centrally Cleared Interest Rate Swap Contracts	—	2,539,922	—	2,539,922
Over the Counter Credit Default Swaps on Credit Indices - Sell Protection	—	23,622	—	23,622

Total Other Financial Instruments	$1,056,193	$5,179,909	$—	$6,236,102

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	242,379	—	—	242,379
Forward Foreign Currency Contracts	—	1,795,921	—	1,795,921
Over the Counter Interest Rate Swap Contracts	—	86,019	—	86,019
Centrally Cleared Interest Rate Swap Contracts	—	2,620,361	—	2,620,361

Total Other Financial Instruments	$242,379	$4,502,301	$—	$4,744,680

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed Securities
Balance as of 1/31/2015	$—
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	9,199,961
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/2015	$9,199,961

65

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 07/31/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Asset Backed Securities	$9,199,961	Market Approach	Transaction Price	$100.00

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	8.0%
Medical-Hospitals	3.9
Repurchase Agreements	3.9
Cellular Telecom	3.2
Casino Hotels	3.0
Medical-Drugs	3.0
Pipelines	2.8
Real Estate Investment Trusts	2.8
Telecom Services	2.3
Cable/Satellite TV	2.1
Electric-Integrated	2.0
Printing-Commercial	1.8
Airlines	1.8
Telephone-Integrated	1.8
Publishing-Periodicals	1.7
Finance-Leasing Companies	1.5
Independent Power Producers	1.5
Internet Connectivity Services	1.5
Finance-Auto Loans	1.4
Steel-Producers	1.3
Cruise Lines	1.3
Investment Management/Advisor Services	1.3
Paper & Related Products	1.3
Food-Dairy Products	1.2
Finance-Consumer Loans	1.2
Publishing-Newspapers	1.2
Retail-Restaurants	1.1
Distribution/Wholesale	1.1
Commercial Services-Finance	1.1
Music	1.0
Containers-Metal/Glass	1.0
Building-Residential/Commercial	1.0
Aerospace/Defense-Equipment	1.0
Oil Refining & Marketing	1.0
E-Commerce/Services	0.9
Chemicals-Diversified	0.9
Chemicals-Specialty	0.9
Specified Purpose Acquisitions	0.9
Gambling (Non-Hotel)	0.8
Diversified Banking Institutions	0.8
Telecommunication Equipment	0.8
Medical Products	0.8
Building Products-Cement	0.8
Food-Retail	0.7
Computers	0.7
Satellite Telecom	0.7
Retail-Appliances	0.7
Oil & Gas Drilling	0.7
Theaters	0.7
Auto/Truck Parts & Equipment-Original	0.7
Finance-Mortgage Loan/Banker	0.7
Agricultural Chemicals	0.7
Disposable Medical Products	0.6
Containers-Paper/Plastic	0.6
Real Estate Operations & Development	0.6
Batteries/Battery Systems	0.6
Wire & Cable Products	0.5
Electronic Components-Semiconductors	0.5
Finance-Commercial	0.5
Radio	0.5
Alternative Waste Technology	0.5

Security Services	0.5%
Publishing-Books	0.5
Financial Guarantee Insurance	0.5
Retail-Regional Department Stores	0.5
Real Estate Management/Services	0.5
Electric-Generation	0.5
Travel Services	0.5
Retail-Computer Equipment	0.5
Auto-Heavy Duty Trucks	0.5
Oil-Field Services	0.4
Building & Construction-Misc.	0.4
Food-Misc./Diversified	0.4
Coal	0.4
Food-Meat Products	0.4
Diversified Minerals	0.4
Cosmetics & Toiletries	0.4
Advertising Services	0.4
Broadcast Services/Program	0.4
Hotels/Motels	0.4
Computer Services	0.3
Energy-Alternate Sources	0.3
Machinery-Construction & Mining	0.3
Semiconductor Components-Integrated Circuits	0.3
Transport-Services	0.3
Semiconductor Equipment	0.3
Shipbuilding	0.3
Rental Auto/Equipment	0.3
Machinery-General Industrial	0.3
Aerospace/Defense	0.3
Electric-Distribution	0.3
Firearms & Ammunition	0.3
Food-Wholesale/Distribution	0.3
Poultry	0.3
Mining Services	0.3
Insurance-Life/Health	0.2
Retail-Music Store	0.2
Metal-Copper	0.2
Transport-Equipment & Leasing	0.1
Television	0.1
Apparel Manufacturers	0.1

99.8%

Credit Quality#†

Baa	1.5%
Ba	29.6
B	49.9
Caa	16.1
Ca	0.1
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 76.8%
Advertising Services — 0.4%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	$2,327,000	$1,809,243

Aerospace/Defense-Equipment — 1.0%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	2,389,000	2,412,890
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	2,504,000	2,566,600

		4,979,490

Airlines — 1.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,600,000	2,632,500
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(1)	80,977	81,787
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	158,540	169,242
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,900,000	1,928,500
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,300,742	1,346,268

		6,158,297

Alternative Waste Technology — 0.5%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,451,000	2,561,295

Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020(12)(13)	1,868,000	457,660

Auto-Heavy Duty Trucks — 0.5%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,349,025

Auto/Truck Parts & Equipment-Original — 0.7%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,940,000	2,022,450
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	1,548,000	1,501,560

		3,524,010

Batteries/Battery Systems — 0.6%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	2,968,667

Security Description	Principal Amount	Value (Note 3)
Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 6.50% due 11/15/2022	$1,759,000	$1,807,373

Building & Construction-Misc. — 0.4%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,412,000	2,270,295

Building Products-Cement — 0.8%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	3,825,000	3,844,699

Building-Residential/Commercial — 0.4%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,103,375

Cable/Satellite TV — 1.4%
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	2,297,000	2,348,683
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,087,000	2,182,219
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,599,000	1,497,064
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,071,000	1,038,870

		7,066,836

Casino Hotels — 3.0%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	2,358,000	2,452,320
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	1,938,000	1,850,790
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	3,959,000	3,345,355
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,196,000	2,223,450
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	2,351,000	2,445,040
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,798,125

		15,115,080

Cellular Telecom — 3.2%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	3,633,000	3,324,195

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	$2,667,000	$2,550,319
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	7,438,000	6,898,745
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	1,000,000	1,048,750
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	2,600,000	2,745,444

		16,567,453

Chemicals-Diversified — 0.5%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	2,403,000	2,384,978

Chemicals-Specialty — 0.9%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,525,000	2,550,250
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	2,570,000	2,107,400

		4,657,650

Coal — 0.4%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	2,053,100

Commercial Services-Finance — 1.1%
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	1,501,000	1,463,475
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	1,330,000	1,280,125
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	3,179,000	2,865,074
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,000	1,040

		5,609,714

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,347,990
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	322,000	337,701

		1,685,691

Security Description	Principal Amount	Value (Note 3)
Computers — 0.7%
Dell, Inc. Senior Notes 4.63% due 04/01/2021	$2,622,000	$2,594,141
Dell, Inc. Senior Notes 7.10% due 04/15/2028	1,146,000	1,146,000

		3,740,141

Containers-Metal/Glass — 1.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	831,000	851,306
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	3,891,000	4,338,465

		5,189,771

Containers-Paper/Plastic — 0.6%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,270,000	2,043,000
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	1,220,000	1,223,050

		3,266,050

Cosmetics & Toiletries — 0.4%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,000,000	1,900,000

Disposable Medical Products — 0.6%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,023,000	3,091,017

Distribution/Wholesale — 1.1%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,910,000	2,895,450
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	2,928,000	2,788,920

		5,684,370

E-Commerce/Services — 0.5%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,703,000	2,817,877

Electric-Generation — 0.5%
NRG REMA LLC Pass Through Certs. 9.24% due 07/02/2017	318,949	334,099
Terraform Global Operating LLC Company Guar. Notes 9.75% due 08/15/2022*	2,123,000	2,096,526

		2,430,625

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 2.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	$782,000	$743,385
AES Corp. Senior Notes 5.50% due 03/15/2024	3,091,000	3,013,725
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017	194,836	205,551
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 10.06% due 12/30/2028	3,447,054	3,757,289
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025*	2,600,000	2,548,000

		10,267,950

Electronic Components-Semiconductors — 0.5%
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	2,700,000	2,585,250

Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,655,000	1,670,524

Finance-Auto Loans — 1.4%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	3,880,000	3,923,650
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	3,050,000	3,141,500

		7,065,150

Finance-Commercial — 0.5%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,980,000	1,900,800
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	677,000	677,000

		2,577,800

Finance-Consumer Loans — 1.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	3,683,000	3,425,190
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	2,455,000	2,590,025

		6,015,215

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,600,000	3,483,000

Security Description	Principal Amount	Value (Note 3)
Firearms & Ammunition — 0.3%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	$1,900,000	$1,453,500

Food-Dairy Products — 0.6%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	3,000,000	3,071,250

Food-Meat Products — 0.4%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	2,017,000	2,047,255

Food-Misc./Diversified — 0.4%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	2,079,000	2,104,988

Food-Retail — 0.7%
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	3,583,000	3,789,022

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,504,000	1,406,240

Gambling (Non-Hotel) — 0.8%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	1,467,000	1,520,179
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	2,836,000	2,754,465
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014†*(1)(2)(3)	569,536	5,581

		4,280,225

Hotels/Motels — 0.4%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	1,790,000	1,798,950

Independent Power Producers — 1.5%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022*	2,275,000	2,353,487
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	2,164,000	2,174,820
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	1,289,000	1,292,223
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,773,648

		7,594,178

70

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	$1,193,000	$1,246,685

Internet Connectivity Services — 1.5%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	3,329,000	3,295,710
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	4,163,000	4,176,488

		7,472,198

Investment Management/Advisor Services — 1.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,646,000	2,612,925
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	3,833,000	3,842,582

		6,455,507

Machinery-Construction & Mining — 0.3%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,675,000	1,668,719

Medical Products — 0.8%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,228,000	3,953,180

Medical-Drugs — 1.0%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	2,296,000	2,364,880
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	2,600,000	2,637,362

		5,002,242

Medical-Hospitals — 3.5%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,374,000	2,445,220
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	1,370,000	1,405,962
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	572,000	584,870
HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015	675,000	684,599
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	4,062,000	4,062,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,995,000	3,118,544

Security Description	Principal Amount	Value (Note 3)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	$3,099,000	$3,191,970
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023*	1,079,000	1,127,555
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,355,480

		17,976,200

Music — 1.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	1,620,000	1,591,650
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,183,000	1,212,575
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	2,597,000	2,506,105

		5,310,330

Oil & Gas Drilling — 0.2%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,000,000	950,000

Oil Companies-Exploration & Production — 6.9%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	2,340,000	1,544,400
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,535,680
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	663,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	2,650,000	2,100,125
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023*	2,067,000	1,932,645
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,900,000	2,892,750
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	1,895,400
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	1,552,000	1,482,160
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	3,560,000	1,922,400

71

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	$2,148,000	$1,997,640
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,807,000	1,400,425
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	1,629,600
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,567,000	2,464,320
Noble Energy, Inc. Company Guar. Notes 5.63% due 05/01/2021	2,460,000	2,607,086
Noble Energy, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,055,000	1,144,774
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	2,774,000	2,441,120
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,860,000	795,150
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	1,645,000	1,151,500
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	312,000	252,720
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	2,206,000	1,786,860
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,461,000	1,380,645

		35,020,400

Oil Refining & Marketing — 1.0%
Calumet Specialty Products Partner LP/ Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	2,240,000	2,203,264
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,636,000	2,734,850

		4,938,114

Oil-Field Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,041,390
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	1,350,000	1,231,875

		2,273,265

Security Description	Principal Amount	Value (Note 3)
Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	$1,800,000	$1,723,500
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,126,000	2,189,780

		3,913,280

Pipelines — 2.8%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,596,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,552,635
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,300,000	1,267,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,476,500
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,051,781
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,894,000	1,827,710
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,113,750
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	999,000	1,028,970
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,860,000	1,915,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	640,095

		14,470,741

Poultry — 0.3%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	1,328,000	1,357,880

Printing-Commercial — 1.3%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,809,000	2,865,180
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	4,150,000	4,004,750

		6,869,930

72

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Newspapers — 1.2%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	$2,474,000	$2,523,480
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	3,760,000	3,461,550

		5,985,030

Publishing-Periodicals — 1.7%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	4,852,000	4,985,430
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	3,650,000	3,504,000

		8,489,430

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	2,580,000	2,573,550

Real Estate Investment Trusts — 2.8%
Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*	2,851,000	2,722,705
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	2,449,000	2,497,980
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	2,700,000	2,673,000
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,625,000	2,556,094
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	2,424,000	2,378,695
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023*	1,343,000	1,336,285

		14,164,759

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,480,000	2,458,300

Real Estate Operations & Development — 0.6%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	3,040,000	3,207,200

Rental Auto/Equipment — 0.3%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	1,525,000	1,504,031

Security Description	Principal Amount	Value (Note 3)
Retail-Appliances — 0.7%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	$3,777,000	$3,668,411

Retail-Computer Equipment — 0.5%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	2,282,000	2,373,280

Retail-Music Store — 0.2%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	1,037,000	941,078

Retail-Regional Department Stores — 0.5%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,280,000	2,460,000

Retail-Restaurants — 1.1%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	2,317,000	2,484,983
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	3,185,000	3,288,512

		5,773,495

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,501,000	1,538,525

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	1,479,000	1,519,673

Specified Purpose Acquisitions — 0.9%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	4,550,000	4,527,250

Steel-Producers — 0.9%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	2,681,000	1,823,080
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	981,000	995,715
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,989,000	1,984,027

		4,802,822

Telecom Services — 0.6%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	3,251,000	3,267,255

73

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.8%
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	$2,600,000	$2,567,500
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	1,600,000	1,624,000

		4,191,500

Telephone-Integrated — 1.8%
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	235,000	226,188
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	2,550,000	2,330,062
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	2,231,000	2,166,859
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	1,634,000	1,515,535
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,187,875
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	1,824,000	1,896,960

		9,323,479

Theaters — 0.7%
Carmike Cinemas, Inc. Sec. Notes 6.00% due 06/15/2023*	1,600,000	1,632,000
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	1,912,000	1,969,360

		3,601,360

Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	810,000	567,000

Transport-Services — 0.3%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,541,525

Travel Services — 0.5%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,412,000	2,399,940

Wire & Cable Products — 0.5%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,900,000	2,660,750

Total U.S. Corporate Bonds & Notes (cost $406,665,534)		391,722,593

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES — 14.9%
Agricultural Chemicals — 0.7%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	$3,390,000	$3,423,968

Airlines — 0.6%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,033,000	3,214,980

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	3,100,000	3,007,000

Cable/Satellite TV — 0.7%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	2,104,000	2,140,820
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.00% due 01/15/2025*	1,400,000	1,379,000

		3,519,820

Chemicals-Diversified — 0.4%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,277,000

Cruise Lines — 1.3%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	2,291,000	2,371,185
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,243,440
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,007,000	1,174,363
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	1,800,000	1,786,500

		6,575,488

Disposable Medical Products — 0.0%
ConvaTec Finance International SA Senior Notes 8.25% due 01/15/2019*	250,000	246,875

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,911,000	1,103,794
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	886,000	815,120

		1,918,914

Finance-Leasing Companies — 1.5%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	441,000	460,239

74

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	$1,539,000	$1,604,407
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,065,000	2,289,569
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	3,440,000	3,551,800

		7,906,015

Machinery-General Industrial — 0.3%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	1,467,000	1,489,005

Medical-Drugs — 2.0%
Endo Finance LLC Company Guar. Notes 6.00% due 07/15/2023*	1,776,000	1,847,040
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	3,483,000	3,517,830
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	913,000	936,966
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	3,534,000	3,675,007

		9,976,843

Metal-Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	1,079,000	801,157

Mining Services — 0.3%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*	1,801,000	1,350,750

Oil & Gas Drilling — 0.5%
CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/2020	1,820,700	1,165,248
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	1,526,140

		2,691,388

Oil Companies-Exploration & Production — 1.1%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,878,000	1,671,420
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	1,260,000	1,083,600

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	$1,239,000	$1,102,710
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	1,869,000

		5,726,730

Paper & Related Products — 0.5%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	2,600,000	2,515,500

Printing-Commercial — 0.5%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	2,550,000	2,613,750

Satellite Telecom — 0.7%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	4,050,000	3,675,375

Security Services — 0.5%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,515,150

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(5)	1,210,000	0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	1,000,000	1,025,000
ArcelorMittal Senior Notes 7.50% due 03/01/2041	905,000	862,012

		1,887,012

Telecom Services — 1.7%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	2,653,000	2,739,223
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	1,214,000	1,250,420
Altice SA Company Guar. Notes 7.75% due 05/15/2022*	2,957,000	2,979,177
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	1,550,000	1,495,750

		8,464,570

Total Foreign Corporate Bonds & Notes (cost $80,293,354)		75,797,290

75

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
LOANS(10)(11) — 2.2%
Aerospace/Defense — 0.3%
Vencore, Inc. FRS BTL-1st Lien 5.75% due 11/23/2019	$1,461,200	$1,464,853

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.4%
Rentpath, Inc. FRS BTL-2nd Lien 10.00% due 12/17/2022	2,158,240	2,047,631

Electric-Distribution — 0.3%
Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020	1,454,417	1,459,871

Medical-Hospitals — 0.4%
Ardent Medical Services, Inc. FRS BTL-B 7.50% due 07/02/2018	2,188,360	2,187,448

Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	597,386	209,085

Publishing-Books — 0.5%
Cengage Learning Acquisitions, Inc. FRS 1st Lien 7.00% due 03/31/2020	2,493,703	2,501,281

Semiconductor Components-Integrated Circuits — 0.3%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	1,655,749	1,655,749

Total Loans (cost $11,886,321)		11,525,918

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS — 0.1%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(1)(2)	21,500	$0

Television — 0.1%
ION Media Networks, Inc. †(1)(2)(6)	822	527,680

Total Common Stocks (cost $322,508)		527,680

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.9%
Diversified Banking Institutions — 0.8%
Citigroup, Inc. FRS 5.95% due 05/15/2025(7)	$2,000,000	1,950,000
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)	2,263,000	2,277,144

		4,227,144

Financial Guarantee Insurance — 0.5%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	3,314,000	2,468,930

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	3,049,500

Total Preferred Securities/Capital Securities (cost $9,481,363)		9,745,574

Total Long-Term Investment Securities (cost $508,649,080)		489,319,055

REPURCHASE AGREEMENTS — 3.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(8) (cost $19,930,000)	19,930,000	19,930,000

TOTAL INVESTMENTS (cost $528,579,080)(9)	99.8%	509,249,055
Other assets less liabilities	0.2	779,119

NET ASSETS	100.0%	$510,028,174

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $229,111,797 representing 44.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $533,261 representing 0.1% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for Chapter 7 bankruptcy.
(5)	Company has filed for bankruptcy protection in country of issuance.

76

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (unaudited) — (continued)

(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$527,680	$641.95	0.10%

(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	See Note 3 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Subsequent to July 31, 2015, security in default of interest.
(13)	Subsequent to July 31, 2015, company has filed for Chapter 11 bankruptcy protection.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$6,076,510	$81,787	$6,158,297
Gambling (Non-Hotel)	—	4,274,644	5,581	4,280,225
Rubber/Plastic Products	—	—	0	0
Other Industries	—	381,284,071	—	381,284,071
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	—	0	0
Other Industries	—	75,797,290	—	75,797,290
Loans:
Building-Residential/Commercial	—	—	0	0
Oil Companies-Expoloration & Production	—	—	209,085	209,085
Other Industries	—	11,316,833	—	11,316,833
Common Stocks	—	—	527,680	527,680
Preferred Securities/Capital Securities	—	9,745,574	—	9,745,574
Repurchase Agreements	—	19,930,000	—	19,930,000

Total Investments at Value	$—	$508,424,922	$824,133	$509,249,055

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

77

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

United States Treasury Notes	23.3%
Federal National Mtg. Assoc.	14.6
Diversified Financial Services	12.2
United States Treasury Bonds	7.9
Government National Mtg. Assoc.	5.4
Federal Home Loan Mtg. Corp.	5.1
Diversified Banking Institutions	4.0
Banks-Commercial	1.9
Pipelines	1.7
Electric-Integrated	1.6
Real Estate Investment Trusts	1.0
Telephone-Integrated	0.9
Finance-Auto Loans	0.9
Oil Companies-Integrated	0.9
Insurance-Life/Health	0.8
Medical-Drugs	0.8
Commercial Paper	0.8
Auto-Cars/Light Trucks	0.7
Tobacco	0.7
Cable/Satellite TV	0.7
Small Business Administration	0.7
Banks-Super Regional	0.7
Retail-Drug Store	0.7
Oil-Field Services	0.6
Medical-HMO	0.5
Oil Companies-Exploration & Production	0.5
Banks-Money Center	0.4
Medical Products	0.4
Food-Meat Products	0.3
Food-Confectionery	0.3
Medical-Biomedical/Gene	0.3
Building Products-Cement	0.3
Containers-Paper/Plastic	0.3
Food-Misc./Diversified	0.3
Chemicals-Diversified	0.3
Insurance-Mutual	0.3
Sovereign	0.3
Cellular Telecom	0.3
Municipal Bonds & Notes	0.2
Retail-Apparel/Shoe	0.2
Finance-Investment Banker/Broker	0.2
Broadcast Services/Program	0.2
Gold Mining	0.2
Agricultural Chemicals	0.2
Medical-Generic Drugs	0.2
Retail-Discount	0.2
Insurance Brokers	0.2
Home Decoration Products	0.2
Banks-Fiduciary	0.2
Insurance-Property/Casualty	0.2
Oil & Gas Drilling	0.2
Computers	0.2
Paper & Related Products	0.2
Insurance-Multi-line	0.2
Multimedia	0.1
Television	0.1
Transport-Rail	0.1
Diversified Operations	0.1
Steel-Producers	0.1
Food-Retail	0.1
Aerospace/Defense	0.1
Rental Auto/Equipment	0.1

Medical Labs & Testing Services	0.1%
Internet Application Software	0.1
Radio	0.1
Resolution Funding Corp	0.1
Medical Instruments	0.1
Retail-Building Products	0.1
Finance-Credit Card	0.1
Retail-Bedding	0.1
E-Commerce/Services	0.1
Containers-Metal/Glass	0.1
Building & Construction Products-Misc.	0.1
Finance-Other Services	0.1
Security Services	0.1
Internet Security	0.1
Cruise Lines	0.1
Gas-Transportation	0.1
Diversified Minerals	0.1
Finance-Consumer Loans	0.1
Diagnostic Equipment	0.1
Chemicals-Specialty	0.1
Retail-Restaurants	0.1
Transport-Marine	0.1
Oil Refining & Marketing	0.1
Enterprise Software/Service	0.1
Satellite Telecom	0.1
Metal-Copper	0.1
Brewery	0.1
E-Commerce/Products	0.1
Gas-Distribution	0.1
Chemicals-Plastics	0.1
Web Portals/ISP	0.1
Networking Products	0.1
Machinery-Construction & Mining	0.1
Retail-Regional Department Stores	0.1
Instruments-Scientific	0.1

100.9%

Credit Quality†#

Aaa	58.0%
Aa	2.0
A	7.7
Baa	17.8
Ba	3.6
B	1.0
Not Rated@	9.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

78

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES — 11.8% Diversified Financial Services — 11.8%
A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$1,092,000	$1,088,535
A10 Securitization LLC Series 2013-1, Class A 2.40% due 11/15/2025*(1)	446,656	447,786
A10 Securitization LLC Series 2015-1,Class A2 3.13% due 04/15/2034*(1)	431,000	430,026
A10 Securitization LLC Series 2012-1, Class A 3.49% due 04/15/2024*(1)	63,694	63,695
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.99% due 12/26/2044*	447,779	443,907
Ajax Mtg. Loan Trust Series B, Class A 3.88% due 07/25/2060*(2)	371,147	371,011
Ally Auto Receivables Trust Series 2014-1, Class A2 0.48% due 02/15/2017	857,183	856,824
ALM XIV, Ltd. FRS Series 2014-14A,Class A1 1.71% due 07/28/2026*(4)(5)	5,000,000	4,995,500
American Credit Acceptance Receivables Trust Series 2014-4, Class A 1.33% due 07/10/2018*	436,345	436,045
American Credit Acceptance Receivables Trust Series 2015-1, Class A 1.43% due 08/12/2019*	697,940	698,104
American Credit Acceptance Receivables Trust Series 2, Class A 1.57% due 06/12/2019*	656,558	656,757
American Credit Acceptance Receivables Trust Series 2, Class C 4.32% due 05/12/2021*	245,000	246,054
American Homes 4 Rent Trust Series 2015-SFR1,Class A 3.47% due 04/17/2052*	995,513	999,434
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,484,734	1,516,170
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	987,738	1,017,628
American Homes 4 Rent Trust Series 2014-SFR3,Class C 4.60% due 12/17/2036*	150,000	151,354
American Homes 4 Rent Trust Series 2015-SFR1,Class E 5.64% due 04/17/2052*	270,000	265,527
American Homes 4 Rent Trust Series 2014-SFR2,Class E 6.23% due 10/17/2036*	150,000	154,299
American Homes 4 Rent Trust Series 2014-SFR3,Class E 6.42% due 12/17/2036*	275,000	287,422

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	$750,000	$738,501
AmeriCredit Automobile Receivables Trust Series 2, Class A2A 0.83% due 09/10/2018	400,000	399,621
AmeriCredit Automobile Receivables Trust Series 2014-1, Class A3 0.90% due 02/08/2019	600,000	599,262
AmeriCredit Automobile Receivables Trust Series 2013-4,Class A3 0.96% due 04/09/2018	385,016	385,000
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.64% due 01/25/2036	1,200,000	1,116,260
ARI Fleet Lease Trust Series 2015-A,Class A2 1.11% due 11/15/2018*(5)	1,802,000	1,802,874
ARLP Securitization Trust Series 1, Class A1 3.97% due 05/25/2055*	926,376	926,376
Axis Equipment Finance Receivables III LLC Series 2015-1A,Class A2 1.90% due 03/20/2020*	696,990	697,155
B2R Mtg. Trust Series 2015-1,Class A1 2.52% due 05/15/2048*	666,758	661,502
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.39% due 04/20/2025*(4)(5)	4,000,000	3,942,000
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(1)	700,000	743,894
Banc of America Commercial Mtg. Trust Series 2006-4, Class A4 5.63% due 07/10/2046(1)	172,701	176,620
BCAP LLC VRS Series 2015-RR4, Class 1A1 1.19% due 09/11/2038*(2)	460,885	432,401
BCC Funding X LLC Series 1, Class A2 2.22% due 10/20/2020*	1,157,000	1,159,770
Bear Stearns ARM Trust FRS Series 2003-5, Class 2A1 2.59% due 08/25/2033(2)	515,612	514,426
Blue Elephant Loan Trust Series 2015-1, Class A 3.12% due 12/15/2022*	1,363,507	1,362,908
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	277,543
CAM Mtg. LLC Series 1, Class A 3.50% due 07/15/2064*	960,358	960,037

79

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital Auto Receivables Asset Trust Series 2013-4, Class A2 0.85% due 02/21/2017	$636,108	$636,344
CarFinance Capital Auto Trust Series 2014-1A, Class A 1.46% due 12/17/2018*	357,019	356,506
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	708,825	709,158
CarMax Auto Owner Trust Series 2015-2, Class A2A 0.82% due 06/15/2018	1,212,000	1,212,710
Cent CLO 16 LP FRS Series 2014-16AR, Class A1AR 1.53% due 08/01/2024*(4)(5)	4,000,000	3,998,000
Chesapeake Funding LLC FRS Series 2013-1A, Class A 0.64% due 01/07/2025*	2,111,778	2,112,693
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3 0.83% due 09/17/2018*	300,000	300,139
Citi Held For Asset Issuance Series 2015-PM1, Class A 2.00% due 12/15/2021*(3)	500,000	499,938
Citi Held For Asset Issuance Series 2015-PM1, Class B 3.75% due 12/15/2021*(3)	486,000	493,594
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,277,852
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	2,600,000	2,695,878
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.77% due 05/15/2046(1)	1,651,661	1,757,226
Colony American Homes FRS Series 2014-2A,Class A 1.14% due 07/17/2031*	1,485,636	1,466,800
COMM 2014-CCRE19 Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,255,600
COMM 2015-LC19 Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,012,405
COMM 2015-LC21 Mtg. Trust Series LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,591,639
Commercial Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,051,170
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,529,335
Commercial Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(1)(3)	770,833	793,898
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(1)	668,133	680,156

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	$405,715	$406,915
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	551,816	552,871
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	926,708	930,141
CPS Auto Receivables Trust Series B, Class A 1.65% due 11/15/2019*	1,469,866	1,471,014
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	1,000,000	999,445
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	721,014
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	223,252
CPS Auto Receivables Trust Series B, Class C 4.20% due 05/17/2021*	425,000	427,412
Credit Acceptance Auto Loan Trust Series 2013-1A, Class A 1.21% due 10/15/2020*	1,313,346	1,313,372
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	250,000	250,532
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.67% due 03/15/2039(1)	955,196	972,926
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR2, Class 2A1 2.54% due 03/25/2034(2)	1,913,017	1,918,019
DBWF 2015-LCM Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,490,398	1,505,450
DBWF 2015-LCM Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(1)	1,000,000	996,592
Drive Auto Receivables Trust Series 2015-AA, Class A2 1.01% due 11/15/2017*	1,176,511	1,176,596
Drive Auto Receivables Trust Series 2015-CA, Class A2A 1.03% due 02/15/2018*	254,000	253,975
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	816,000	815,278
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	794,631
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 06/15/2022*	736,000	738,439
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	264,892

80

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.56% due 07/19/2044(2)	$1,982,932	$1,917,602
DT Auto Owner Trust Series 2015-1A, Class A 1.06% due 09/17/2018*	651,774	651,868
DT Auto Owner Trust Series 2A, Class A 1.24% due 09/17/2018*	697,113	697,288
DT Auto Owner Trust Series 2A, Class D 4.25% due 02/15/2022*	301,000	302,768
Exeter Automobile Receivables Trust Series 2014-3A, Class A 1.32% due 01/15/2019*	590,867	590,045
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	790,712	790,313
Exeter Automobile Receivables Trust Series 2015-1A, Class A 1.60% due 06/17/2019*	1,264,406	1,264,885
Exeter Automobile Receivables Trust Series 2014-1A, Class B 2.42% due 01/15/2019*	525,000	527,754
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,560,000	1,570,259
First Investors Auto Owner Trust Series 2013-1A, Class A2 0.90% due 10/15/2018*	471,199	471,037
First Investors Auto Owner Trust Series 2015-1A, Class A2 1.21% due 04/15/2019*	1,098,000	1,097,790
First Investors Auto Owner Trust Series 2013-3A, Class A3 1.44% due 10/15/2019*	596,332	597,528
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,991,411	1,979,050
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	479,371
Flagship Credit Auto Trust Series 2013-1, Class A 1.32% due 04/16/2018*	601,638	601,501
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	1,204,775	1,200,750
Ford Credit Auto Owner Trust Series 2015-B, Class A2A 0.72% due 03/15/2018	1,867,000	1,865,273
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	720,000	719,793
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,817,653
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,815,367
GCAT Series 2015-2, Class A1 3.75% due 07/25/2020*(3)	900,000	899,156

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
GE Equipment Transportation LLC Series 2015-1, Class A2 0.89% due 11/24/2017	$1,218,000	$1,218,666
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	1,309,518	1,309,519
GO Financial Auto Securitization Trust Series 2015-1, Class A 1.81% due 03/15/2018*	1,197,948	1,196,736
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	428,000	427,777
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,792,836
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.69% due 09/25/2035(2)	18,891	17,402
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 0.74% due 12/10/2027*	1,218,050	1,216,208
IndyMac INDX Mtg. Loan Trust FRS Series 2005-AR1, Class 1A1 2.59% due 03/25/2035(2)	361,179	355,418
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.45% due 04/25/2025*(4)(5)	5,000,000	4,929,000
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.19% due 06/17/2031*	1,425,000	1,412,087
John Deere Owner Trust Series 2012-B, Class A4 0.69% due 01/15/2019	720,000	720,141
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	764,676	762,007
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,117,545
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.77% due 06/15/2049(1)	2,100,000	2,216,815
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.77% due 06/15/2049(1)	4,300,000	4,482,827
JPMorgan Mtg. Trust FRS Series 2003-A1, Class 1A1 2.05% due 10/25/2033(2)	1,626,286	1,594,032
MarketPlace Loan Trust Series 2015-OD1, Class A 3.25% due 06/17/2017(3)	701,364	701,364
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A2A 0.82% due 06/15/2018	818,000	817,803
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.83% due 10/25/2028(2)	1,068,317	1,042,442

81

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.10% due 01/25/2029(2)	$2,144,441	$2,007,744
Morgan Stanley Bank of America Merrill Lynch Trust Series BH3-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,218,574
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.68% due 04/15/2049(1)	6,750,000	7,030,429
MOTOR 2015-1 PLC FRS Series BH3-1A, Class A1 0.79% due 06/25/2022*	1,513,000	1,512,455
Nationstar HECM Loan Trust Series 2015-1A, Class A 3.84% due 05/25/2018*	537,392	537,392
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A 1.80% due 07/15/2019*(3)(5)	2,401,000	2,401,657
Nissan Auto Lease Trust Series 2015-A, Class A2A 0.99% due 11/15/2017	1,350,000	1,351,177
NRPL Trust VRS Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,390,812	1,383,150
NRPL Trust Series BH3-1A, Class A1 3.88% due 11/01/2054*	1,427,940	1,426,803
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1, Class A1 3.47% due 01/25/2055*	1,526,600	1,524,139
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1, Class A2 4.00% due 01/25/2055*	779,000	756,954
Ocwen Freddie Advance Funding Series 2015-T2, Class AT2 2.01% due 09/15/2045*(3)	784,000	783,992
Ocwen Freddie Advance Funding Series 2015-T1, Class AT1 2.06% due 11/15/2045*(3)	226,000	225,977
Ocwen Freddie Advance Funding Series 2015-T2, Class BT2 2.51% due 09/15/2045*(3)	232,000	232,000
Ocwen Freddie Advance Funding Series 2015-T1, Class BT1 2.56% due 11/15/2045*(3)	100,000	99,990
Ocwen Freddie Advance Funding Series 2015-T2, Class CT2 3.00% due 09/15/2045*(3)	100,000	100,000
Ocwen Freddie Advance Funding Series 2015-T2, Class DT2 3.74% due 09/15/2045*(3)	148,000	148,001
Ocwen Freddie Advance Funding Series 2015-T1, Class DT1 3.79% due 11/15/2045*(3)	100,000	99,991
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	1,120,000	1,123,398

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	$1,350,000	$1,357,182
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,925,000	1,926,097
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	725,256
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	465,865
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	725,075
OneMain Financial Issuance Trust Series BH3-1A, Class B 3.85% due 03/18/2026*	125,000	128,103
PFP III FRS Series 2015-2, Class A 1.64% due 07/14/2034*(1)(3)	690,000	690,000
PFP III FRS Series 2015-2, Class C 3.44% due 07/14/2034*(1)(3)	235,000	235,000
PFP III FRS Series 2015-2, Class D 4.19% due 07/14/2034*(1)(3)	195,000	195,000
Prestige Auto Receivables Trust Series BH3-1A, Class A2 0.97% due 03/15/2018*	569,967	570,317
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A1 3.75% due 05/27/2030*(3)	594,000	593,436
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A2 4.25% due 05/27/2030*(3)	400,000	392,893
Progreso Receivables Funding III LLC Series 2015-A, Class A 3.63% due 02/08/2020*	1,083,000	1,085,644
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00% due 07/28/2020*	401,000	401,200
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,136,000	1,125,801
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	495,214
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	833,781
RAIT Trust FRS Series 2015-FL4, Class A 1.54% due 12/15/2031*(1)	585,979	584,178
RAIT Trust FRS Series 2015-FL4, Class AS 1.94% due 12/15/2031*(1)	702,887	703,421
RMAT 2015-NPL1 LLC Series 2015-NPL1, Class A1 3.75% due 05/25/2055*	472,749	471,567
RREF 2015-LT7 LLC Series 2015-LT7, Class A 3.00% due 12/25/2032*(1)	365,277	364,999

82

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2014-2, Class A3 0.80% due 04/16/2018	$1,200,000	$1,200,044
Santander Drive Auto Receivables Trust Series 2013-5, Class A3 0.82% due 02/15/2018	280,104	280,110
Santander Drive Auto Receivables Trust Series BH3-A, Class A3 1.02% due 01/16/2018*	492,040	492,135
Santander Drive Auto Receivables Trust Series BH3-3, Class B 1.19% due 05/15/2018	500,000	500,513
Santander Drive Auto Receivables Trust Series BH3-2, Class B 1.33% due 03/15/2018	700,000	700,780
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	200,000	200,627
Santander Drive Auto Receivables Trust Series 2015-S2, Class R1 1.84% due 11/18/2019*(3)	134,176	134,175
Santander Drive Auto Receivables Trust Series 2015-S1, Class R1 1.93% due 09/17/2019*(3)	460,593	460,580
Santander Drive Auto Receivables Trust Series 2015-S7, Class R1 1.97% due 03/16/2021*(3)	511,431	511,414
Selene Non-Performing Loans LLC Series BH3-1A, Class A 2.98% due 05/25/2054*	767,153	760,012
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.87% due 10/20/2034(2)	2,236,954	2,131,714
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.95% due 04/20/2033(2)	2,300,317	2,202,064
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	776,135	780,007
SpringCastle America Funding LLC Series 2014-AA, Class B 4.61% due 10/25/2027*	1,080,000	1,093,975
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,716,659
Springleaf Funding Trust Series BH3-AA, Class B 3.62% due 11/15/2024*	544,000	550,148
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.44% due 07/19/2035(2)	1,058,864	1,008,999

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
Sunset Mtg. Loan Co. Series 2014-NPL2, Class A 3.72% due 11/16/2044*	$147,644	$147,264
Thornburg Mtg. Securities Trust FRS Series 2004-4, Class 3A 2.03% due 12/25/2044(2)	337,415	333,281
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 1.14% due 10/15/2021*(5)	200,000	200,068
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 1.44% due 05/17/2032*	559,000	556,946
US Residential Opportunity Fund II Trust Series BH3-1II, Class A 3.72% due 02/27/2035*	1,442,175	1,441,301
US Residential Opportunity Fund III Trust Series BH3-1III, Class A 3.72% due 01/27/2035*	2,746,909	2,747,758
Vericrest Opportunity Loan Trust Series BH3-NPL3, Class A1 3.38% due 10/25/2058*	3,279,661	3,270,238
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42% due 03/20/2017	870,242	869,798
VOLT XXII LLC Series BH3-NPL4, Class A1 3.50% due 02/25/2055*	2,094,015	2,091,079
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	499,769	491,678
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	2,380,998	2,375,790
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,969,288	1,967,122
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	2,374,227	2,370,763
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50% due 06/26/2045*	852,089	850,697
Wachovia Bank Commercial Mtg. Trust VRS Series BH3-C23, Class A5 5.42% due 01/15/2045(1)	300,000	302,822
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.71% due 06/15/2049(1)	4,200,000	4,428,379
WaMu Mtg. Pass-Through Certs. FRS Series 2005-AR6, Class 2A1A 0.42% due 04/25/2045(2)	108,705	102,508
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/02/2048(3)	729,000	750,826
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,263,715

83

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-S, Class A1 2.65% due 09/25/2034(2)	$1,901,136	$1,941,887
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.67% due 06/25/2035(2)	1,199,559	1,201,201
Westgate Resorts Series ABS-2015, Class 1A 2.75% due 05/20/2027*	346,398	346,533
World Omni Automobile Lease Securitization Trust Series 2015-A 1.06% due 05/15/2018	785,000	785,207

Total Asset Backed Securities (cost $239,459,607)		237,968,380

U.S. CORPORATE BONDS & NOTES — 24.0%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,168,227
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	44,929
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	180,085

		2,393,241

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	281,812

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,200,000	1,169,881
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	534,100
Mosaic Co. Senior Notes 3.75% due 11/15/2021	270,000	279,927
Mosaic Co. Senior Notes 4.25% due 11/15/2023	540,000	553,890
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	128,904

		2,666,702

Applications Software — 0.0%
Intuit, Inc. Senior Notes 5.75% due 03/15/2017	161,000	170,929
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	350,000	345,167
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	126,939

Security Description	Principal Amount	Value (Note 3)

Applications Software (continued)
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	$143,000	$130,557

		773,592

Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	361,054
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	602,269
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	150,073
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,078,485
Ford Motor Credit Co. LLC FRS Senior Notes 0.80% due 09/08/2017	800,000	794,537
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	272,705
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	266,364
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	1,170,000	1,207,558
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,230,251
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,161,203
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	455,000	449,767
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	1,931,000	1,860,402
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,169,000	2,161,938
Toyota Motor Credit Co.rp. Senior Note 1.55% due 07/13/2018	133,000	133,035
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	361,495
Volkswagen Group of America Finance LLC Company Guar. Notes 2.40% due 05/22/2020*	2,459,000	2,447,135

		14,538,271

Banks-Commercial — 0.7%
BB&T Corp. Senior Notes 2.25% due 02/01/2019	270,000	272,019
BB&T Corp. Senior Notes 2.45% due 01/15/2020	450,000	452,504

84

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	$930,000	$983,475
Discover Bank Senior Notes 3.10% due 06/04/2020	1,801,000	1,809,926
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	483,643
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	3,003,946
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	449,764
HSBC USA, Inc. Senior Notes 2.35% due 03/05/2020	480,000	477,244
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	453,496
PNC Bank NA Sub. Notes 3.80% due 07/25/2023	2,500,000	2,575,113
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	2,200,000	2,192,564
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	973,971

		14,127,665

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	51,605
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	180,000	173,911
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,660,259
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	532,141

		3,417,916

Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	269,940
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	630,000	618,843
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	540,000	582,029
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	2,015,000	2,113,662
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	353,834

Security Description	Principal Amount	Value (Note 3)

Banks-Super Regional (continued)
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	$208,000	$208,660
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	253,391
Huntington National Bank Senior Notes 2.40% due 04/01/2020	1,512,000	1,498,652
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	499,455
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	364,036
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	900,000	903,508
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	895,005
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	152,000	152,714
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,427,574
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	452,501
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	306,000	311,429
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	438,251

		11,343,484

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	225,719
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	167,000	175,612

		401,331

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	115,373

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	1,150,000	1,099,419
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	450,000	465,273

		1,564,692

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	130,000	122,307

85

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	$2,450,000	$2,200,152

		2,322,459

Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	2,140,000	2,247,000

Building Products-Cement — 0.3%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022	2,000,000	2,236,900
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	201,964
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,000,000	3,031,512

		5,470,376

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	280,000	285,075
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,100,000	2,195,812
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	448,000	450,419
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	2,451,000	2,456,427
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	131,000	133,919
CCO Safari II LLC Senior Sec. Notes 6.83% due 10/23/2055*	175,000	179,965
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	900,000	904,356
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	621,205
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	450,000	414,567
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	332,531
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	300,000	300,527
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	180,000	177,185

Security Description	Principal Amount	Value (Note 3)

Cable/Satellite TV (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.60% due 02/15/2021	$630,000	$668,818
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	5,377,000	4,338,239
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	720,000	772,353

		14,231,398

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	205,920
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	794,000	853,008

		1,058,928

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	362,000	355,665
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	540,000	567,879

		923,544

Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	357,205
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,220,000	1,820,400

		2,177,605

Commercial Services-Finance — 0.0%
Western Union Co. Senior Notes 2.38% due 12/10/2015	500,000	502,351

Computer Services — 0.0%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	360,000	363,293

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	316,023
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	710,141
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	286,636
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	444,991
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,456,920

		3,214,711

86

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 3.38% due 06/01/2023	$830,000	$831,022

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,540,000	1,466,850
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	765,000	783,694

		2,250,544

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,053,029
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,278,125

		5,331,154

Diagnostic Equipment — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,178,848

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	106,878

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,080,000	1,083,656
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	720,000	730,422
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	6,959,381
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	310,870
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,085,163
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	2,286,000	2,216,972
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	737,227
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	265,911
Bank of America Corp. Senior Notes 4.75% due 08/01/2015	700,000	700,000
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	810,000	891,301

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	$700,000	$765,771
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	760,419
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,254,629
Citigroup, Inc. FRS Senior Notes 0.82% due 03/10/2017	400,000	398,837
Citigroup, Inc. FRS Senior Notes 1.07% due 04/01/2016	500,000	500,736
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,074,250
Citigroup, Inc. Senior Notes 2.55% due 04/08/2019	720,000	726,299
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	450,000	441,527
Citigroup, Inc. Senior Notes 3.75% due 06/16/2024	180,000	180,533
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	536,469
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,430,000	1,441,268
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	89,000	89,787
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	700,000	766,928
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	1,500,000	1,829,118
Goldman Sachs Group, Inc. FRS Senior Notes 1.37% due 11/15/2018	500,000	503,040
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	3,500,000	3,551,471
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	1,800,000	1,799,433
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	900,000	914,558
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,441,149
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	2,202,000	2,181,319
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	600,000	665,243

87

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	$300,000	$327,868
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,085,610
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	4,400,000	4,366,186
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	700,000	789,525
Morgan Stanley FRS Senior Notes 0.74% due 10/18/2016	500,000	498,964
Morgan Stanley FRS Senior Notes 0.77% due 10/15/2015	100,000	100,045
Morgan Stanley Senior Notes 2.38% due 07/23/2019	690,000	688,648
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	228,000	217,850
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,685,619
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	950,618
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	74,863
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	300,000	318,190
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,800,000	4,277,136
Morgan Stanley Senior Notes 5.50% due 07/28/2021	3,800,000	4,279,226
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,636,340
Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	896,116

		67,996,491

Diversified Financial Services — 0.3%
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	2,700,000	2,711,710
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	202,880
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	450,000	497,246
General Electric Capital Corp. Company Guar. Notes 5.63% due 05/01/2018	1,620,000	1,788,792

		5,200,628

Security Description	Principal Amount	Value (Note 3)

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Senior Notes 5.80% due 03/15/2037	$300,000	$344,475
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	182,197
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	185,032

		711,704

Diversified Operations — 0.1%
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,682,000	2,678,830
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	178,798

		2,857,628

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	270,000	274,533
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	273,380
eBay, Inc. Senior Notes 2.60% due 07/15/2022	830,000	761,856
eBay, Inc. Senior Notes 2.88% due 08/01/2021	180,000	173,141

		1,482,910

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,259,510

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	389,254

Electric-Integrated — 1.1%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	103,141
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	443,677
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	180,149
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	180,000	179,964
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	1,960,081
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,327,352

88

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	$3,763,000	$3,744,708
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	103,246
DTE Energy Co. Senior Notes 3.30% due 06/15/2022*	60,000	60,612
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	360,439
Duke Energy Carolinas LLC Senior Notes 6.00% due 12/01/2028	200,000	246,412
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	183,798
Duke Energy Progress, Inc. 1st Mtg. Notes 4.15% due 12/01/2044	180,000	178,543
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	2,397,000	2,463,574
Florida Power & Light Co. Notes 3.25% due 06/01/2024	450,000	455,455
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	540,000	554,487
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	842,817
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	269,923
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	363,148
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	399,962
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	450,185
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	141,405
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,216,012
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,161,459
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	271,273
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	582,499

Security Description	Principal Amount	Value (Note 3)

Electric-Integrated (continued)
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	$208,000	$205,414
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	121,435
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	446,657
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	186,431
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	568,479
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	109,780
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	231,309

		21,113,826

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	164,543
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	287,211

		451,754

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	196,703
Arrow Electronics, Inc. Debentures 7.50% due 01/15/2027	500,000	598,072

		794,775

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	467,377

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	434,674
Oracle Corp. Senior Notes 2.80% due 07/08/2021	360,000	362,734
Oracle Corp. Senior Notes 2.95% due 05/15/2025	400,000	385,353
Oracle Corp. Senior Notes 4.30% due 07/08/2034	540,000	541,331
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	187,896

		1,911,988

89

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans — 0.9%
Ally Financial, Inc. Senior Notes 2.50% due 03/15/2017(3)(5)	$18,900,000	$18,561,933

Finance-Consumer Loans — 0.1%
SLM Corp. Notes 4.63% due 09/25/2017	2,200,000	2,186,250

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	195,022
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	360,000	361,048
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	483,000	480,915
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	900,000	868,208
Discover Financial Services Senior Notes 3.75% due 03/04/2025	454,000	436,525

		2,341,718

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	720,975
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,786,930

		2,507,905

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	2,283,000	2,231,843

Food-Confectionery — 0.3%
JM Smucker Co. Company Guar. Notes 3.00% due 03/15/2022*(5)	2,816,000	2,761,953
JM Smucker Co. Company Guar. Notes 4.25% due 03/15/2035*	1,132,000	1,070,563
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,674,318

		6,506,834

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	2,225,000	2,378,414
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	4,250,000	4,295,071

		6,673,485

Food-Misc./Diversified — 0.3%
H.J. Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*	650,000	652,716

Security Description	Principal Amount	Value (Note 3)

Food-Misc./Diversified (continued)
H.J. Heinz Co. Senior Notes 5.00% due 07/15/2035*	$181,000	$187,493
H.J. Heinz Co. Senior Notes 5.20% due 07/15/2045*	1,419,000	1,489,188
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	384,174
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	300,000	304,205
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	1,600,000	1,631,022
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	599,000	607,108

		5,255,906

Food-Retail — 0.1%
Kroger Co. FRS Senior Notes 0.82% due 10/17/2016	300,000	300,012
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	550,523
Kroger Co. Senior Notes 3.85% due 08/01/2023	1,300,000	1,332,327
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	583,256

		2,766,118

Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	260,003
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	581,477
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	614,090

		1,455,570

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	1,975,983

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.00% due 12/01/2024	3,400,000	3,448,253

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	900,000	925,071

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	293,908

90

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	$270,000	$268,922
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	2,500,000	2,620,568

		3,183,398

Insurance-Life/Health — 0.7%
Five Corners Funding Trust Senior Notes 4.42% due 11/15/2023*	2,900,000	3,021,652
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	450,000	492,643
Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	500,844
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	1,900,000	1,958,322
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	448,451
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	4,356,000	4,278,367
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	453,072
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,065,013

		14,218,364

Insurance-Multi-line — 0.2%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,705,821
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	437,941
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	545,102
Metropolitan Life Global Funding I Sec. Notes 3.00% due 01/10/2023*	326,000	320,823

		3,009,687

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	3,400,000	3,505,719
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	450,000	490,054
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	317,868
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	255,144

Security Description	Principal Amount	Value (Note 3)

Insurance-Mutual (continued)
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	$550,000	$552,294

		5,121,079

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	2,775,000	2,695,599
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	626,410

		3,322,009

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.40% due 01/31/2022	540,000	565,655

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	2,300,000	2,225,250

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	630,000	645,786
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	104,903

		750,689

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	722,393
Caterpillar Financial Services Corp. Notes 3.25% due 12/01/2024	180,000	180,052
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	122,063

		1,024,508

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	361,515
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,035
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	450,000	457,975

		890,525

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022*	180,000	181,213
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	270,000	270,246

91

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments (continued)
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	$2,000,000	$2,023,418

		2,474,877

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	296,611
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,287,905

		2,584,516

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	180,000	181,297
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	180,000	178,912
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	2,000,000	1,984,948
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	4,671,000	4,654,712

		6,999,869

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	304,266
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	731,727
Celgene Corp. Senior Notes 1.90% due 08/15/2017	2,200,000	2,213,906
Celgene Corp. Senior Notes 3.63% due 05/15/2024	180,000	176,956
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	180,000	180,637
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	1,958,661

		5,566,153

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	156,000	154,682
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	3,311,000	3,222,037
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	279,130
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	95,000	95,190

Security Description	Principal Amount	Value (Note 3)

Medical-Drugs (continued)
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	$47,000	$47,563
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	2,100,000	2,095,328
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	6,100,000	6,592,349
Forest Laboratories, Inc. Senior Notes 5.00% due 12/15/2021*	450,000	487,585
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	131,000	128,191
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	31,159
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	400,000	383,223

		13,516,437

Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 1.35% due 11/29/2016	630,000	625,801
Mylan, Inc. Company Guar. Notes 1.80% due 06/24/2016	360,000	361,424

		987,225

Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	523,607
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	171,731
UnitedHealth Group, Inc. Senior Note 1.90% due 07/16/2018	145,000	145,587
UnitedHealth Group, Inc. Senior Note 3.35% due 07/15/2022	8,222,000	8,389,597
UnitedHealth Group, Inc. Senior Note 4.63% due 07/15/2035	160,000	166,165

		9,396,687

Medical-Hospitals — 0.0%
Texas Health Resources Senior Notes 4.33% due 11/15/2055	400,000	388,940

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	105,817
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	90,591

		196,408

92

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	$240,000	$236,943
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	151,626
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	101,163

		489,732

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,720,000	1,412,550
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	270,000	256,500

		1,669,050

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	540,000	527,339
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	630,000	613,364
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	630,000	649,735
Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	180,237
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	270,000	271,314
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	180,000	165,757
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	451,039

		2,858,785

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	368,360
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	223,760
Cisco Systems, Inc. Senior Notes 3.50% due 06/15/2025	88,000	89,401
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	373,846

		1,055,367

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.00% due 03/01/2020	450,000	494,561

Security Description	Principal Amount	Value (Note 3)

Non-Hazardous Waste Disposal (continued)
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	$116,000	$112,378
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	42,000	39,267

		646,206

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 2.75% due 09/01/2020	359,000	355,124

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc. Senior Notes 4.88% due 11/01/2043	180,000	138,688
Diamond Offshore Drilling, Inc. Senior Notes 5.70% due 10/15/2039	320,000	263,578
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	540,000	561,248

		963,514

Oil Companies-Exploration & Production — 0.4%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	365,112
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	2,200,000	2,001,415
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	432,788
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	258,112
Apache Corp. Notes 6.00% due 01/15/2037	360,000	374,400
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	2,410,000	2,036,450
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	421,275
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	353,880
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	100,000	129,122
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	200,000	257,364
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	320,672
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	465,091
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	168,280

93

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	$114,000	$114,025
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	53,561

		7,751,547

Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.20% due 05/15/2020	123,000	122,517
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	510,118
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	225,000	221,973
Exxon Mobil Corp. Senior Notes 2.40% due 03/06/2022	450,000	442,779
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	421,512
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	112,734

		1,831,633

Oil Refining & Marketing — 0.1%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	526,786
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,545,000	1,457,528

		1,984,314

Oil-Field Services — 0.2%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	2,744,000
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	350,819

		3,094,819

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	2,700,000	3,021,543

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	175,224
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022	540,000	552,916

		728,140

Pipelines — 1.4%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	180,000	174,697

Security Description	Principal Amount	Value (Note 3)

Pipelines (continued)
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	$150,000	$149,622
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	261,666
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	247,247
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	1,800,000	2,129,029
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	179,000	166,672
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	173,000	169,100
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	3,000,000	2,604,507
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	2,256,000	1,977,447
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	185,244
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	168,000	158,568
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	100,655
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	195,112
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	264,662
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	1,867,000	1,867,037
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	110,000	103,342
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	165,075
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	945,000	913,110
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	4,700,000	4,206,411
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	98,193
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	243,776
ONEOK Partners LP Company Guar. Notes 3.80% due 03/15/2020	270,000	275,818

94

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	$650,000	$636,253
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	247,510
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	593,097
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	173,083
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	270,000	256,163
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,346,000
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	498,500
Spectra Energy Capital LLC Senior Notes 7.50% due 09/15/2038	370,000	428,633
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	298,115
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	2,380,000	2,301,412
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	487,354
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	106,611
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	181,000	181,770
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	897,000	809,577
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	3,282,000	2,874,497

		28,895,565

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	2,515,000	2,505,569

Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,900,000	3,064,923
Boston Properties LP Senior Notes 3.80% due 02/01/2024	2,100,000	2,140,536

Security Description	Principal Amount	Value (Note 3)

Real Estate Investment Trusts (continued)
DDR Corp. Senior Notes 3.38% due 05/15/2023	$2,500,000	$2,407,145
Duke Realty LP Senior Notes 3.88% due 02/15/2021	270,000	279,379
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	2,200,000	2,255,000
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	400,000	440,530
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	271,305
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	296,540
HCP, Inc. Senior Notes 3.88% due 08/15/2024	2,870,000	2,834,062
HCP, Inc. Senior Notes 5.38% due 02/01/2021	630,000	694,455
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	540,000	591,711
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	2,500,000	2,598,335
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	291,781
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	100,749
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	350,615
Simon Property Group LP Senior Notes 3.38% due 10/01/2024	167,000	167,147
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	103,000	105,995
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	243,078
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	652,881

		19,786,167

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	629,283
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,000,000	1,242,932
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	820,000	844,600

		2,716,815

95

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Apparel/Shoe — 0.2%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	$1,900,000	$2,133,751
PVH Corp. Senior Notes 4.50% due 12/15/2022	2,300,000	2,317,250

		4,451,001

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 4.92% due 08/01/2034	270,000	265,110
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	2,014,948

		2,280,058

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	1,549,000	1,531,898
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	172,000	172,833
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	185,412
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	178,925
Lowe’s Cos., Inc. Senior Notes 5.50% due 10/15/2035	300,000	349,049

		2,418,117

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	208,801
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	3,100,000	2,966,241
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	278,297
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	274,537

		3,727,876

Retail-Drug Store — 0.7%
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	810,000	841,124
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	4,979,000	5,085,431
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,246,366
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	605,000	601,837

Security Description	Principal Amount	Value (Note 3)

Retail-Drug Store (continued)
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	$3,100,000	$3,038,372
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	460,000	434,264

		13,247,394

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	450,000	444,980
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	280,000	266,721
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	251,593

		963,294

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	154,400
Yum! Brands, Inc. Senior Notes 5.35% due 11/01/2043	1,900,000	1,898,503

		2,052,903

Satellite Telecom — 0.1%
SES Global Americas Holdings GP Company Guar. Notes 5.30% due 03/25/2044*	1,900,000	1,907,266

Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	2,100,000	2,226,000

Special Purpose Entity — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	314,155

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	636,152
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	2,200,000	2,194,500

		2,830,652

Telecom Services — 0.0%
GTP Acquisition Partners I LLC Sec. Revenue Notes 2.35% due 06/15/2045*	155,000	154,155
GTP Acquisition Partners I LLC Sec. Revenue Notes 3.48% due 06/15/2050*	171,000	168,406

		322,561

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	450,000	442,636

96

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.00% due 02/15/2022	$900,000	$878,513
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	203,000	196,433
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	56,000	53,495
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,787,000	4,429,229
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	119,000	109,757
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	550,533
BellSouth Corp. Senior Notes 6.88% due 10/15/2031	977,000	1,119,714
Verizon Communications, Inc. Senior Notes 1.35% due 06/09/2017	810,000	809,306
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	300,000	299,674
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	450,000	446,599
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	630,000	590,585
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,440,000	1,584,891
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	5,200,000	6,143,431
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	500,000	664,964
Verizon Pennsylvania LLC Senior Notes 8.35% due 12/15/2030	600,000	769,729

		19,089,489

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	527,683

Tobacco — 0.5%
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	1,101,000	1,069,785
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	3,768,000	3,869,344
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,486,000	1,526,155

Security Description	Principal Amount	Value (Note 3)

Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	$1,211,000	$1,302,142
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019*(5)	1,800,000	2,143,438

		9,910,864

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	713,497
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	632,019
CSX Corp. Senior Notes 3.95% due 05/01/2050	70,000	62,403
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	538,730
Union Pacific Railroad Co. Pass Through Certs. 2.70% due 05/12/2027	380,000	373,197

		2,319,846

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	252,964
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	360,087
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	146,329

		759,380

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	244,088
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	366,362

		610,450

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	360,000	361,338

Total U.S. Corporate Bonds & Notes (cost $500,824,207)		484,405,397

FOREIGN CORPORATE BONDS & NOTES — 6.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	327,170

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	150,747

97

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals (continued)
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	$660,000	$603,778
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	276,376
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	281,234

		1,312,135

Banks-Commercial — 1.1%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.75% due 03/29/2018*	328,000	328,289
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	250,618
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	298,037
Bank of Montreal Senior Notes 1.80% due 07/31/2018	178,000	178,063
Bank of Nova Scotia FRS Senior Notes 0.60% due 04/11/2017	400,000	399,080
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	546,101
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,239,743
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	807,187
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,145,763
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	275,082
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.38% due 08/04/2025	250,000	251,153
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	1,600,000	1,768,000
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025*(5)	2,560,000	2,494,781
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045*	250,000	247,343
Credit Suisse New York FRS Senior Notes 0.59% due 03/11/2016	400,000	399,756
Credit Suisse New York Senior Notes 3.00% due 10/29/2021	250,000	249,699

Security Description	Principal Amount	Value (Note 3)

Banks-Commercial (continued)
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	$1,260,000	$1,393,185
ING Bank NV Senior Notes 1.80% due 03/16/2018*	600,000	601,551
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	2,950,000	3,225,843
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	251,340
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	249,340
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	463,569
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	300,000	313,908
Rabobank Nederland NV Company Guar. Notes 3.95% due 11/09/2022	400,000	400,208
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	380,654
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	268,955
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	174,916
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	452,837
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	438,482

		21,493,483

Banks-Money Center — 0.4%
ABN AMRO Bank NV Senior Notes 1.80% due 06/04/2018*	438,000	437,999
ABN AMRO Bank NV Senior Notes 4.25% due 02/02/2017*	2,100,000	2,184,332
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	200,000	200,492
DBS Bank, Ltd. FRS Senior Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,439,122
Lloyds Bank PLC Company Guar. Notes 1.75% due 03/16/2018	423,000	423,184
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	200,000	198,006
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	241,592

		8,124,727

98

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	$2,100,000	$1,997,478

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	810,000	895,293
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	549,738
Rogers Communications, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,900,000	1,899,945
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	186,512

		3,531,488

Chemicals-Diversified — 0.2%
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	3,800,000	4,283,162

Chemicals-Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	1,300,000	1,332,500

Cruise Lines — 0.1%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	2,100,000	2,205,573

Diversified Banking Institutions — 0.4%
Barclays PLC Senior Notes 2.88% due 06/08/2020	452,000	450,484
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	91,844
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	450,141
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	600,000	753,565
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	4,900,000	4,908,286
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	700,783

		7,355,103

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	179,940
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	147,861

Security Description	Principal Amount	Value (Note 3)

Diversified Manufacturing Operations (continued)
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	$250,000	$248,264

		576,065

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	824,550
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	720,000	604,800
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	1,100,000	761,417

		2,190,767

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	1,800,000	1,912,205
Empresa Nacional de Electricidad SA Senior Notes 4.25% due 04/15/2024	2,200,000	2,232,437
Enel Finance International NV Company Guar. Notes 6.00% due 10/07/2039*	1,500,000	1,725,687
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/2017*	2,800,000	3,058,675

		8,929,004

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	545,002

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 3.00% due 12/03/2018*	449,000	456,395
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,436,074

		1,892,469

Gas-Transportation — 0.1%
GNL Quintero SA Senior Notes 4.63% due 07/31/2029*	2,200,000	2,205,454

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	2,069,519

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	352,903

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.20% due 03/11/2025*	2,040,000	1,982,209

99

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 3.38% due 03/05/2018	$2,500,000	$2,567,635

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/2016	400,000	404,879
Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*(5)	2,100,000	2,206,313

		2,611,192

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	138,000	137,305
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	230,000	226,248
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,835,000	1,724,278
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	800,000	769,308

		2,857,139

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	540,000	539,561

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	359,039

Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 5.20% due 03/15/2025	132,000	125,440
Ensco PLC Senior Notes 5.75% due 10/01/2044	80,000	69,639
Noble Holding International, Ltd. Company Guar. Notes 4.00% due 03/16/2018	57,000	56,913
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	180,000	137,928
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2023*	3,033,030	1,956,304

		2,346,224

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	178,518
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	175,096

Security Description	Principal Amount	Value (Note 3)

Oil Companies-Exploration & Production (continued)
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	$248,000	$277,634
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	500,000	499,529
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	307,402
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 1.75% due 04/10/2017*	200,000	199,965

		1,638,144

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	148,000	147,980
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	178,237
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	720,000	730,928
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	283,127
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	297,000	326,922
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	165,150
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	187,258
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	347,679
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023*	2,700,000	1,707,750
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	500,000	543,750
Petro-Canada Notes 5.95% due 05/15/2035	200,000	228,015
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	498,705
Petrobras Global Finance BV FRS Company Guar. Notes 2.64% due 03/17/2017	400,000	385,600
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	540,000	502,718
Petrobras Global Finance BV Company Guar. Notes 6.25% due 03/17/2024	700,000	655,130

100

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petrobras Global Finance BV Company Guar. Notes 6.85% due 06/05/2115	$38,000	$30,711
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	700,000	728,000
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025*	180,000	175,320
Petroleos Mexicanos Company Guar. Notes 4.50% due 01/23/2026*	2,500,000	2,451,250
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	757,603
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	1,820,000	1,818,269
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	608,146
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	126,000	124,937
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	200,000	256,252
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	688,918
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	89,617
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	178,205
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	540,000	601,300
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	193,896
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	725,809

		16,317,182

Oil-Field Services — 0.4%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	553,616
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	6,200,000	6,187,904
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	360,000	326,790

		7,068,310

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT Sec. Notes 0.00% due 04/28/2027*(3)(5)	731,485	21,945

Security Description	Principal Amount	Value (Note 3)

Paper & Related Products (continued)
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.22% due 04/28/2018*(3)(5)	$221,748	$6,652
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.22% due 04/28/2027*(3)(5)	1,756,853	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.23% due 04/28/2018*(3)(5)	337,563	0

		28,597

Pipelines — 0.3%
APT Pipelines, Ltd. Company Guar. Notes 3.88% due 10/11/2022*	2,700,000	2,655,561
APT Pipelines, Ltd. Company Guar. Notes 5.00% due 03/23/2035*	2,406,000	2,276,350
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	180,911
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	254,781
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	364,114

		5,731,717

Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 9.00% due 03/01/2031	258,000	364,651

Television — 0.1%
Myriad International Holdings BV Company Guar. Notes 5.50% due 07/21/2025*(5)	386,000	391,790
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,225,146

		2,616,936

Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*(5)	4,571,000	4,545,082

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	2,400,000	2,046,000

Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	600,000	647,505

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.00% due 06/30/2020	1,218,000	1,210,388

Total Foreign Corporate Bonds & Notes (cost $129,713,229)		126,201,513

101

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES — 25.9%
Federal Home Loan Mtg. Corp. — 5.1%
3.00% due October TBA	$2,440,000	$2,518,233
3.00% due 03/01/2043	1,850,329	1,865,825
3.00% due 04/01/2043	135,922	136,721
3.00% due 05/01/2043	219,901	221,312
3.50% due 08/01/2026	83,671	88,378
3.50% due 02/01/2042	285,674	297,091
3.50% due 05/01/2042	74,228	77,212
3.50% due 07/01/2042	403,205	419,405
3.50% due 03/01/2043	232,722	241,933
4.00% due 07/01/2025	234,791	250,210
4.00% due 10/01/2040	311,856	332,103
4.00% due 11/01/2040	194,244	206,595
4.00% due 11/01/2043	418,218	444,226
4.00% due 04/01/2044	2,288,470	2,437,672
4.50% due 07/01/2025	74,041	79,170
4.50% due 03/01/2041	83,988	90,946
4.50% due 05/01/2041	199,281	216,990
4.50% due September TBA	7,088,289	7,666,291
5.00% due 09/01/2019	94,850	100,650
5.00% due 11/01/2035	58,934	64,940
5.00% due 10/01/2036	86,543	95,527
5.00% due 12/01/2036	46,421	51,261
5.00% due 10/01/2037	16,973	18,758
5.00% due 08/01/2039	52,420	58,179
5.00% due 01/01/2040	72,699	80,692
5.00% due 04/01/2040	46,057	51,133
5.50% due 10/01/2017	45,639	47,354
5.50% due 08/01/2019	138,411	147,153
5.50% due 05/01/2036	19,102	21,338
5.50% due 12/01/2036	4,191	4,678
5.50% due 01/01/2038	60,521	67,818
Federal Home Loan Mtg. Corp. STRIPS 0.69% due 10/15/2042 FRS(2)	2,479,632	2,503,007
3.00% due 08/15/2042(2)	2,837,632	2,848,454
3.00% due 01/15/2044(2)	925,718	923,580
3.50% due 07/15/2042(2)	4,338,654	4,428,104
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K502, Class A2 1.43% due 08/25/2017(1)	250,000	251,839
Series K712, Class A2 1.87% due 11/25/2019(1)	5,163,000	5,185,929
Series K708, Class A2 2.13% due 01/25/2019(1)	4,650,000	4,737,945
Series K705, Class A2 2.30% due 09/25/2018(1)	4,743,382	4,860,340
Series K706, Class A2 2.32% due 10/25/2018(1)	5,315,000	5,449,369
Series K022, Class A2 2.36% due 07/25/2022(1)	6,900,000	6,855,950
Series K704, Class A2 2.41% due 08/25/2018(1)	944,000	970,063
Series KSMC, Class A2 2.62% due 01/25/2023(1)	10,325,000	10,338,567
Series K703, Class A2 2.70% due 05/25/2018(1)	500,000	517,405
Series K009, Class A1 2.76% due 05/25/2020(1)	220,610	227,095
Series K718, Class A2 2.79% due 01/25/2022(1)	1,699,000	1,748,512

Security Description	Principal Amount	Value (Note 3)

Federal Home Loan Mtg. Corp. (continued)
Series K044, Class A2 2.81% due 01/25/2025(1)	$1,464,000	$1,461,568
Series K715, Class A2 2.86% due 01/25/2021(1)	205,000	213,005
Series K714, Class A2 3.03% due 10/25/2020 FRS(1)	1,042,000	1,092,770
Series K033, Class A2 3.06% due 07/25/2023 FRS(1)	4,682,000	4,834,226
Series K030, Class A2 3.25% due 04/25/2023 VRS(1)	5,200,000	5,439,325
Series K010, Class A1 3.32% due 07/25/2020(1)	337,795	350,669
Series K029, Class A2 3.32% due 02/25/2023(1)	3,000,000	3,158,877
Series K047, Class A2 3.33% due 05/25/2025(1)	2,283,000	2,372,163
Series K701, Class A2 3.88% due 11/25/2017 FRS(1)	279,000	294,188
Series K007, Class A2 4.22% due 03/25/2020(1)	365,949	401,511
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(2)	1,720,635	1,520,092
Series 3582, Class MB zero coupon due 10/15/2039(2)	1,444,339	1,286,896
Series 4077, Class MF 0.69% due 07/15/2042 FRS(2)	714,437	721,262
Series 4374, Class NC 1.75% due 02/15/2046(2)	1,855,271	1,929,233
Series 4371, Class GZ 2.00% due 05/15/2042(2)	1,216,392	915,923
Series 2691, Class ZU 5.50% due 09/15/2033(2)	5,576,563	6,262,102

		102,499,763

Federal National Mtg. Assoc. — 14.6%
2.32% due 03/01/2023	3,817,500	3,812,520
2.35% due 01/01/2023	3,000,000	2,960,964
2.77% due 03/01/2022	516,602	531,015
2.93% due 01/01/2025	3,080,000	3,120,876
3.16% due 02/01/2032	2,840,000	2,807,884
3.50% due 04/01/2022	371,046	391,533
3.99% due 07/01/2021	1,495,627	1,629,222
4.00% due 04/01/2020	2,467,679	2,588,465
4.00% due 01/01/2035	7,641,115	8,293,450
4.26% due 12/01/2019	298,651	326,374
4.68% due 09/01/2019	275,000	304,577
0.56% due 03/01/2025 FRS	7,941,938	7,942,633
0.67% due 11/01/2023 FRS	1,000,000	998,136
2.38% due 03/01/2023	7,925,558	7,929,143
2.41% due 05/01/2023	111,694	111,782
2.55% due 05/01/2023	115,422	116,571
2.70% due 04/01/2025	10,000,000	9,929,451
2.81% due 06/01/2022	7,202,348	7,396,272
2.82% due 07/01/2022	3,145,111	3,210,033
2.83% due 05/01/2027	2,500,000	2,461,769
2.83% due 06/01/2027	2,000,000	1,975,921
2.84% due 04/01/2025	4,182,815	4,211,552
2.89% due 05/01/2027	4,000,000	3,974,943
2.92% due 02/01/2030	1,700,000	1,648,943
2.92% due 05/01/2030	2,000,000	1,974,375
2.94% due 05/01/2030	1,680,000	1,617,374
2.96% due 06/01/2027	2,000,000	1,998,645
2.97% due 06/01/2030	2,000,000	1,943,749

102

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 03/01/2027	$86,770	$90,262
3.00% due 04/01/2027	544,630	566,541
3.00% due 04/01/2030	382,057	396,863
3.00% due September TBA	3,385,925	3,506,799
3.00% due 05/01/2043	876,170	884,981
3.03% due 04/01/2030	2,000,000	1,942,203
3.04% due 12/01/2024	2,749,203	2,811,947
3.05% due 09/01/2024	5,860,416	6,004,639
3.07% due 09/01/2024	4,441,442	4,556,809
3.12% due 06/01/2035	2,000,000	1,957,615
3.13% due 04/01/2030	5,000,000	4,937,843
3.13% due 06/01/2030	1,000,000	988,234
3.20% due 06/01/2030	1,000,000	995,276
3.23% due 11/01/2020	4,871,358	5,153,223
3.30% due 10/01/2021	12,386,449	13,046,628
3.30% due 07/01/2030	1,005,000	1,005,612
3.48% due 11/01/2020	4,110,484	4,388,711
3.49% due 12/01/2020	4,139,172	4,423,813
3.50% due 11/01/2041	41,316	43,039
3.50% due 01/01/2042	467,407	487,048
3.50% due 04/01/2043	188,595	196,089
3.50% due 07/01/2043	374,805	389,619
3.50% due September TBA	11,028,000	11,412,860
3.51% due 05/01/2018	2,600,000	2,746,625
3.77% due 12/01/2025	1,500,000	1,609,412
3.84% due 05/01/2018	2,740,000	2,922,074
4.00% due 09/01/2040	1,906,737	2,038,756
4.00% due 02/01/2041	416,050	445,315
4.00% due 07/01/2043	1,397,499	1,489,614
4.00% due 09/01/2044	14,133,446	15,068,418
4.00% due 02/01/2045	28,459,091	30,328,462
4.08% due 01/01/2029	871,778	945,744
4.13% due 07/01/2020	2,496,550	2,729,355
4.30% due 06/01/2021	971,883	1,076,437
4.50% due 08/01/2018	308,399	321,598
4.50% due 05/01/2025	43,059	46,189
4.50% due 03/01/2034	190,679	208,200
4.50% due 01/01/2040	3,214,162	3,496,525
4.50% due 05/01/2040	64,686	70,598
4.50% due 10/01/2040	71,957	78,672
4.50% due 04/01/2041	3,491,541	3,799,981
4.50% due 04/01/2044	234,258	254,496
5.00% due 03/01/2034	35,863	40,224
5.00% due 04/01/2034	60,458	67,071
5.00% due 05/01/2035	34,196	37,860
5.00% due 07/01/2035	108,166	120,079
5.00% due 08/01/2035	78,630	87,212
5.00% due 09/01/2035	25,017	27,827
5.00% due 10/01/2035	109,695	121,321
5.00% due 10/01/2039	51,060	56,806
5.00% due 11/01/2039	120,408	134,258
5.00% due 12/01/2039	116,027	129,190
5.00% due 02/01/2040	98,712	110,051
5.00% due 06/01/2040	74,773	83,218
5.00% due 03/01/2042	14,794,910	16,472,468
5.36% due 06/01/2018	261,182	284,853
5.50% due 11/01/2034	8,265	9,350
5.50% due 01/01/2036	331,207	372,676
5.50% due 11/01/2036	101,640	114,142
5.50% due 06/01/2037	392,305	439,876
5.50% due 08/01/2037	300,982	338,811
5.50% due 01/01/2038	64,628	72,464

Security Description	Principal Amount	Value (Note 3)

Federal National Mtg. Assoc. (continued)
5.50% due 12/01/2038	$7,076,467	$7,992,853
6.00% due 02/01/2033	69,911	79,217
6.00% due 10/01/2035	36,517	41,686
6.00% due 01/01/2036	43,040	49,145
6.00% due 02/01/2037	34,020	38,655
6.00% due 03/01/2037	21,625	24,779
6.00% due 04/01/2037	24,835	28,239
6.00% due 06/01/2037	366,147	419,295
6.00% due 06/01/2038	112,744	128,904
6.00% due 10/01/2038	24,408	27,662
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO
zero coupon due 03/25/2038(2)	2,660,058	2,320,891
Series 2007-114, Class A6
0.39% due 10/27/2037 FRS(2)	1,700,853	1,681,351
Series 2012-96, Class CB
1.50% due 04/25/2039(2)	2,207,267	2,110,410
Series 2015-M7, Class A2
2.59% due 12/25/2024(1)	3,280,000	3,228,009
Series 2015-M3, Class A2
2.72% due 10/25/2024(1)	15,000,000	14,970,315
Series 2015-N8, Class A2
2.90% due 01/25/2025(1)	2,000,000	2,004,558
Series 2015-M2, Class A3
3.06% due 12/25/2024 FRS(1)	996,645	1,022,992
Series 2015-M10, Class A2
3.09% due 04/25/2027 FRS(1)	1,556,000	1,561,997
Series 2011-104, Class NY
4.00% due 03/25/2039(2)	1,672,652	1,774,408
Series 2010-45, Class A1
5.00% due 02/25/2021(2)(12)	5,658,212	356,078
Series 2010-47, Class MB
5.00% due 09/25/2039(2)	3,000,000	3,390,051
Series 2005-93, Class PZ
5.50% due 10/25/2035(2)	1,204,152	1,394,890
Series 2002-56, Class ZQ
6.00% due 09/25/2032(2)	1,109,796	1,268,411
Series 2005-109, Class GE
6.00% due 12/25/2035(2)	1,397,000	1,588,700
Series 2009-39, Class Z
6.00% due 06/25/2039(2)	2,658,727	3,147,575

		295,842,125

Government National Mtg. Assoc. — 5.4%
3.50% due 10/20/2033	1,453,334	1,529,691
3.50% due 11/15/2040	182,070	190,288
3.50% due 12/15/2041	167,624	176,025
3.50% due 02/15/2042	407,224	425,911
3.50% due 04/15/2042	69,221	72,345
3.50% due September TBA	5,123,000	5,336,725
3.50% due October TBA	11,373,000	11,818,812
4.00% due 12/20/2042	1,606,817	1,723,487
4.00% due 09/20/2044	918,998	986,710
4.00% due 11/20/2044	993,926	1,055,273
4.00% due 12/20/2044	1,613,017	1,712,574
4.25% due 01/20/2045	2,860,809	3,097,973
4.25% due 02/20/2045	2,677,667	2,899,918
4.25% due 04/20/2045	1,990,623	2,147,856
4.25% due 06/20/2045	1,253,411	1,352,531
4.50% due 04/15/2039	122,416	135,030
4.50% due 05/15/2039	83,925	92,625
4.50% due 09/15/2039	85,292	94,304
4.50% due 01/15/2040	526,279	573,670

103

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 02/15/2040	$650,794	$708,301
4.50% due 03/15/2040	298,551	324,769
4.50% due 04/15/2040	340,502	369,839
4.50% due 06/15/2040	378,665	414,549
4.50% due 07/15/2040	150,049	164,064
4.50% due 01/20/2041	238,646	260,720
4.50% due 06/20/2041	257,477	280,739
4.50% due 11/20/2044	8,202,706	8,843,658
5.50% due 12/15/2036	132,430	150,124
5.50% due 04/15/2038	37,032	41,602
5.50% due 01/20/2042	123,579	138,893
6.00% due 12/15/2032	55,238	64,050
6.00% due 01/15/2039	109,286	125,251
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP
zero coupon due 12/20/2040(2)	551,655	469,813
Series 2015-H15, Class FJ
0.62% due 06/20/2065 FRS(2)	997,672	996,244
Series 2015-H16, Class FG
0.63% due 07/20/2065 FRS(2)(3)	2,205,372	2,203,994
Series 2015-H16, Class FL
0.63% due 07/20/2065 FRS(2)(3)	3,525,000	3,520,594
Series 2011-H06, Class FA
0.63% due 02/20/2061 FRS(2)	1,937,247	1,941,155
Series 2015-H07, Class ES
0.64% due 02/20/2065 FRS(2)	3,739,486	3,749,126
Series 2015-H08, Class FC
0.66% due 03/20/2065 FRS(2)	9,010,016	9,008,556
Series 2015-H05, Class FC
0.66% due 02/20/2065 FRS(2)	4,967,475	4,969,755
Series 2015-H06, Class FA
0.66% due 02/20/2065 FRS(2)	4,746,105	4,753,974
Series 2015-H10, Class FC
0.66% due 04/20/2065 FRS(2)	5,003,882	5,003,142
Series 2015-H12, Class FA
0.66% due 05/20/2065 FRS(2)	2,944,662	2,949,512
Series 2013-H18, Class EA
0.68% due 07/20/2063 FRS(2)	2,725,168	2,741,067
Series 2012-H08, Class FB
0.78% due 03/20/2062 FRS(2)	2,451,388	2,454,119
Series 2014-H09, Class TA
0.78% due 04/20/2064 FRS(2)	1,329,201	1,338,281
Series 2014-168, Class VB
3.50% due 06/16/2047 FRS(1)	976,123	1,024,178
Series 2005-55, Class Z
4.75% due 07/20/2035(2)	7,229,282	7,930,168
Series 2009-92, Class ZC
5.00% due 10/20/2039(2)	2,487,394	2,916,375
Series 2010-105, Class B
5.00% due 08/20/2040(2)	2,000,000	2,284,422
Series 2009-33, Class DB
5.50% due 05/20/2039(2)	1,672,425	1,843,100

		109,405,882

Resolution Funding Corp — 0.1%
Resolution Funding Corp. STRIPS
zero coupon due 10/15/2019	1,350,000	1,256,217
zero coupon due 07/15/2020	1,350,000	1,230,372

		2,486,589

Security Description	Principal Amount	Value (Note 3)

Small Business Administration — 0.7%
Series 2013-20D, Class 1
2.08% due 04/01/2033	$1,671,571	$1,627,201
Series 2012-20H, Class 1
2.37% due 08/01/2032	1,212,451	1,202,057
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,513,923	2,497,110
Series 2013-20G, Class 1
3.15% due 07/01/2033	3,212,589	3,324,735
Series 2013-20H, Class 1
3.16% due 08/01/2033	3,221,718	3,339,298
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,587,476	1,683,737

		13,674,138

Total U.S. Government Agencies (cost $527,307,453)		523,908,497

U.S. GOVERNMENT TREASURIES — 31.2%
United States Treasury Bonds — 7.9%
1.75% due 01/15/2028 TIPS(6)	1,327,880	1,507,766
2.50% due 01/15/2029 TIPS(6)	4,219,346	5,211,551
2.88% due 05/15/2043	15,900,000	15,707,467
3.50% due 02/15/2039	1,710,000	1,906,783
4.25% due 05/15/2039	270,000	336,382
4.38% due 02/15/2038	1,000,000	1,269,766
4.50% due 02/15/2036	4,400,000	5,696,280
4.50% due 05/15/2038	450,000	581,027
4.50% due 08/15/2039	450,000	581,133
5.00% due 05/15/2037	2,000,000	2,761,094
5.25% due 11/15/2028	90,000	119,524
6.00% due 02/15/2026	200,000	271,531
United States Treasury Bonds STRIPS
zero coupon due 11/15/2017	900,000	883,827
zero coupon due 02/15/2018	1,710,000	1,672,426
zero coupon due 11/15/2018	2,250,000	2,166,314
zero coupon due 05/15/2019	5,940,000	5,653,538
zero coupon due 08/15/2019	4,680,000	4,423,054
zero coupon due 11/15/2019	5,040,000	4,727,550
zero coupon due 02/15/2020	1,080,000	1,006,630
zero coupon due 05/15/2020	8,820,000	8,151,056
zero coupon due 08/15/2020	3,660,000	3,366,281
zero coupon due 02/15/2021	7,740,000	7,004,777
zero coupon due 05/15/2021	11,790,000	10,576,620
zero coupon due 08/15/2021	2,430,000	2,163,723
zero coupon due 11/15/2021	60,000	53,092
zero coupon due 02/15/2022	2,070,000	1,816,692
zero coupon due 05/15/2022	3,180,000	2,768,419
zero coupon due 08/15/2022	4,500,000	3,894,043
zero coupon due 11/15/2022	6,660,000	5,724,403
zero coupon due 02/15/2023	7,735,000	6,608,683
zero coupon due 05/15/2023	9,720,000	8,207,889
zero coupon due 08/15/2023	2,345,000	1,967,493
zero coupon due 05/15/2024	90,000	73,706
zero coupon due 11/15/2024	180,000	145,179
zero coupon due 02/15/2025	400,000	319,954
zero coupon due 08/15/2026	90,000	68,754
zero coupon due 11/15/2026	3,240,000	2,457,258
zero coupon due 02/15/2027	5,490,000	4,127,838
zero coupon due 05/15/2027	2,430,000	1,814,573
zero coupon due 08/15/2027	1,170,000	865,236
zero coupon due 11/15/2027	1,620,000	1,187,591
zero coupon due 02/15/2028	1,800,000	1,308,946
zero coupon due 05/15/2028	2,970,000	2,140,429

104

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
zero coupon due 08/15/2028	$1,440,000	$1,030,611
zero coupon due 11/15/2028	1,260,000	892,161
zero coupon due 02/15/2029	1,800,000	1,266,244
zero coupon due 05/15/2029	1,260,000	876,578
zero coupon due 08/15/2029	2,070,000	1,430,229
zero coupon due 11/15/2029	3,600,000	2,468,624
zero coupon due 02/15/2030	3,330,000	2,261,270
zero coupon due 05/15/2030	2,700,000	1,818,933
zero coupon due 08/15/2030	2,660,000	1,778,710
zero coupon due 11/15/2030	810,000	537,464
zero coupon due 02/15/2031	1,260,000	828,610
zero coupon due 05/15/2031	2,520,000	1,641,367
zero coupon due 11/15/2031	1,440,000	918,386
zero coupon due 02/15/2032	2,490,000	1,575,291
zero coupon due 05/15/2032	2,160,000	1,354,193
zero coupon due 08/15/2032	600,000	372,769
zero coupon due 11/15/2032	1,170,000	721,603
zero coupon due 02/15/2033	490,000	299,582
zero coupon due 05/15/2033	2,200,000	1,330,184
zero coupon due 08/15/2033	630,000	377,655
zero coupon due 11/15/2033	540,000	321,218
zero coupon due 02/15/2034	540,000	317,980
zero coupon due 05/15/2034	690,000	402,302
zero coupon due 08/15/2034	540,000	311,943
zero coupon due 11/15/2034	630,000	361,532
zero coupon due 02/15/2035	540,000	306,976
zero coupon due 05/15/2035	990,000	557,873

		159,656,566

United States Treasury Notes — 23.3%
0.13% due 04/15/2019 TIPS(6)	730,591	733,388
0.13% due 01/15/2022 TIPS(6)	2,647,285	2,610,885
0.38% due 02/15/2016(7)	49,342,300	49,388,583
0.63% due 10/15/2016	1,170,000	1,172,742
0.88% due 12/31/2016	67,900,000	68,271,345
1.00% due 12/15/2017	58,000,000	58,267,322
1.00% due 06/30/2019	1,170,000	1,157,569
1.13% due 01/15/2021 TIPS(6)	3,260,760	3,419,976
1.25% due 10/31/2018	26,000,000	26,121,888
1.38% due 02/28/2019	2,700,000	2,714,977
1.50% due 08/31/2018	1,260,000	1,277,522
1.63% due 06/30/2019	48,200,000	48,798,740
1.63% due 12/31/2019	27,929,000	28,153,745
1.75% due 05/15/2023	500,000	488,906
2.00% due 01/15/2016 TIPS(6)	2,156,310	2,165,576
2.00% due 02/28/2021	540,000	547,974
2.00% due 10/31/2021	9,500,000	9,588,321
2.38% due 08/15/2024	1,500,000	1,524,375
2.63% due 08/15/2020	13,000,000	13,644,917
2.63% due 11/15/2020	270,000	283,078
2.75% due 05/31/2017	3,150,000	3,270,831
2.75% due 02/28/2018	4,050,000	4,245,222
2.75% due 02/15/2019(7)	48,452,000	51,056,295
3.13% due 10/31/2016	3,930,000	4,060,488
3.13% due 01/31/2017	23,000,000	23,887,662
3.13% due 04/30/2017	2,520,000	2,629,857
3.13% due 05/15/2019	1,980,000	2,115,816
3.25% due 12/31/2016	20,170,000	20,945,294
3.25% due 03/31/2017	4,500,000	4,698,279
3.50% due 02/15/2018	4,590,000	4,894,088
4.50% due 05/15/2017	4,590,000	4,905,204
4.63% due 11/15/2016	5,940,000	6,257,422

Security Description	Principal Amount	Value (Note 3)

United States Treasury Notes (continued)
5.13% due 05/15/2016	$16,900,000	$17,536,386

		470,834,673

Total U.S. Government Treasuries (cost $637,325,028)		630,491,239

MUNICIPAL BONDS & NOTES — 0.2%
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	508,392
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,027,347

Total Municipal Bonds & Notes (cost $4,623,947)		4,535,739

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	496,141

Regional Authority — 0.0%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	703,679

Sovereign — 0.3%
Israel Government AID Government Guar. Notes zero coupon due 05/01/2023	380,000	309,753
Israel Government AID Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,039,863
Republic of Kazakhstan Notes 5.13% due 07/21/2025*(5)	811,000	802,582
Republic of Panama Senior Notes 3.75% due 03/16/2025	200,000	199,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	60,750
Republic of Turkey Senior Notes 4.25% due 04/14/2026	231,000	218,873
United Mexican States Senior Notes 3.50% due 01/21/2021	1,260,000	1,288,350
United Mexican States Bonds 4.75% due 03/08/2044	1,080,000	1,047,600

		4,966,771

Total Foreign Government Obligations (cost $6,394,519)		6,166,591

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(8)	1,600,000	2,116,000

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(8)	2,000,000	2,047,500

105

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(8)	$2,078,000	$2,068,649
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(8)	2,200,000	2,271,500

		4,340,149

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS 6.38% due 11/15/2067	1,200,000	1,285,500

Total Preferred Securities/Capital Securities (cost $9,828,671)		9,789,149

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(3)(5) (cost $0)	250	0

Total Long-Term Investment Securities (cost $2,055,476,661)		2,023,466,505

Security Description	Principal Amount	Value (Note 3)

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Commercial Paper — 0.8%
Tesco Treasury Services PLC 1.00% due 08/18/2015*(5)(9)	$15,700,000	$15,684,222

Registered Investment Companies — 0.0%
SSgA Prime Money Market Fund, Class N 0.08%(10)	1,000	1,000

Total Short-Term Investment Securities (cost $15,693,586)		15,685,222

TOTAL INVESTMENTS (cost $2,071,170,247)(11)	100.9%	2,039,151,727
Liabilities in excess of other assets	(0.9)	(17,807,715)

NET ASSETS	100.0%	$2,021,344,012

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $282,717,452 representing 14.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(4)	Collateralized Loan Obligation
(5)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $71,889,790 representing 3.6% of net assets.
(6)	Principal amount of security is adjusted for inflation.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2015, the Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Commercial Paper
Tesco Treasury Services PLC 1.00% due 08/18/2015	08/20/2014	$15,700,000	$15,542,564	$15,684,222	$99.90	0.78%

(10)	The rate shown is the 7-day yield as of July 31, 2015.
(11)	See Note 4 for cost of investments on a tax basis.
(12)	Interest only

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

STRIPS — Separate Trading of Registered Interest and Principal Securities

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

106

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The rates shown on FRS and VRS are the current interest rates as of July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation (Depreciation)
60	Short	U.S. Treasury 10 Year Notes	September 2015	$7,584,165	$7,646,250	$(62,085)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@(3)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2015(2)	Notional Amount (1)	Value at July 31, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment
Grade Index	5.000%	06/20/2020	JPMorgan Chase	3.5254%	$4,851,000	$(304,377)	$(334,178)	$29,801

@	Illiquid security. At July 31, 2015, the aggregate value of these securities was $29,801 representing 0.0% of net assets.
(1)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$226,525,498	$11,442,882	$237,968,380
U.S. Corporate Bonds & Notes:
Finance-Auto Loans	—	—	18,561,933	18,561,933
Telecom Services	—	—	322,561	322,561
Other Industries	—	465,520,903	—	465,520,903
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	28,597	28,597
Other Industries	—	126,172,916	—	126,172,916
U.S. Government Agencies:
Government National Mtg. Assoc	—	103,681,294	5,724,588	109,405,882
Other U.S. Government Agencies	—	414,502,615	—	414,502,615
U.S. Government Treasuries	—	630,491,239	—	630,491,239
Municipal Bonds & Notes	—	4,535,739	—	4,535,739
Foreign Government Obligations	—	6,166,591	—	6,166,591
Preferred Securities/Capital Securities	—	9,789,149	—	9,789,149
Warrants	—	—	0	0
Short-Term Investment Securities:
Commercial Paper	—	15,684,222	—	15,684,222
Registered Investment Companies	1,000	—	—	1,000

Total Investments at Value	$1,000	$2,003,070,166	$36,080,561	$2,039,151,727

107

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	$—	$29,801	$—	$29,801

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$62,085	$—	$—	$62,085

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S.Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	U.S. Government Agencies	Warrants
Balance as of 01/31/2015	$—	$18,547,304	$107,314	$—	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	—	—
Realized gain	171	—	18,371	—	—
Realized loss	—	—	—	—	—
Change in unrealized appreciation(1)	11,055	14,629	38,759	4,275	—
Change in unrealized depreciation(1)	(102)	(3,439)	(52,661)	—	—
Net purchases	11,740,194	326,000	—	5,720,313	—
Net sales	(308,436)	—	(83,186)	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 07/31/2015	$11,442,882	$18,884,494	$28,597	$5,724,588	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at July 31, 2015 includes:

Asset Backed Securities	U.S.Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	U.S. Government Agencies	Warrants
$10,953	$11,190	$(13,902)	$4,275	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at July 31, 2015.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 7/31/2015(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
Asset Backed Securities	$2,401,657	Market Approach	Benchmark Base Price	$100.00
	$4,644,585	Market Approach	Transaction Price	$98.220 - $102.99 ($100.6289)
U.S.Corporate Bonds & Notes	$18,561,933	Market Approach	Benchmark Base Price	$98.21
Foreign Corporate Bond & Notes	$28,597	Income Approach	Future Cash Flows*	$0.00 - $3.00 ($1.50)
Warrants	$0	Income Approach	Future Cash Flows*	$0.00

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $10,443,789 at July 31, 2015, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

108

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Diversified Financial Services	9.5%
Repurchase Agreements	7.6
Federal National Mtg. Assoc.	6.1
Diversified Banking Institutions	3.9
United States Treasury Notes	3.3
Government National Mtg. Assoc.	3.1
Computers	3.0
Medical-Drugs	2.9
Banks-Super Regional	2.7
Medical-Biomedical/Gene	2.6
Medical-HMO	2.5
Oil Companies-Exploration & Production	2.1
Multimedia	2.0
Federal Home Loan Mtg. Corp.	1.9
Applications Software	1.8
Telephone-Integrated	1.8
Electric-Integrated	1.7
Insurance-Multi-line	1.5
Finance-Credit Card	1.4
Retail-Building Products	1.3
Aerospace/Defense	1.3
Airlines	1.3
Semiconductor Equipment	1.2
Electronic Components-Semiconductors	1.2
Oil Refining & Marketing	1.2
Cable/Satellite TV	1.2
Banks-Commercial	1.0
Chemicals-Diversified	1.0
Medical-Wholesale Drug Distribution	0.9
Retail-Discount	0.9
Investment Management/Advisor Services	0.9
Real Estate Investment Trusts	0.8
Medical Instruments	0.8
Enterprise Software/Service	0.8
Computer Services	0.8
Diversified Manufacturing Operations	0.8
Agricultural Operations	0.8
Auto-Cars/Light Trucks	0.7
Instruments-Controls	0.7
Tobacco	0.7
Web Portals/ISP	0.7
Food-Retail	0.7
Oil Companies-Integrated	0.7
E-Commerce/Products	0.7
Commercial Services-Finance	0.6
Medical-Generic Drugs	0.6
Insurance-Reinsurance	0.6
Pipelines	0.6
Sovereign	0.5
Oil Field Machinery & Equipment	0.5
Insurance Brokers	0.5
Building-Residential/Commercial	0.5
Cosmetics & Toiletries	0.5
Internet Content-Entertainment	0.5
Entertainment Software	0.5
Food-Misc./Diversified	0.5
Oil-Field Services	0.4
Retail-Restaurants	0.4
Auto/Truck Parts & Equipment-Original	0.4
Municipal Bonds & Notes	0.4
Real Estate Management/Services	0.4

Insurance-Life/Health	0.4%
Aerospace/Defense-Equipment	0.4
Finance-Auto Loans	0.4
Retail-Drug Store	0.4
Beverages-Non-alcoholic	0.4
Data Processing/Management	0.4
Gas-Distribution	0.4
Medical-Hospitals	0.3
Containers-Paper/Plastic	0.3
United States Treasury Bonds	0.3
Transport-Rail	0.3
Semiconductor Components-Integrated Circuits	0.3
Cruise Lines	0.3
Auto-Heavy Duty Trucks	0.3
Finance-Investment Banker/Broker	0.2
Finance-Other Services	0.2
Internet Security	0.2
Retail-Major Department Stores	0.2
Containers-Metal/Glass	0.2
Computers-Memory Devices	0.2
Poultry	0.2
Electronic Components-Misc.	0.2
Rental Auto/Equipment	0.2
Schools	0.2
Electronic Forms	0.2
Engineering/R&D Services	0.2
Insurance-Property/Casualty	0.2
Paper & Related Products	0.2
Office Automation & Equipment	0.2
Television	0.2
Agricultural Chemicals	0.2
Steel-Producers	0.2
Audio/Video Products	0.2
Retail-Apparel/Shoe	0.2
Athletic Equipment	0.2
Medical Products	0.1
Brewery	0.1
Food-Confectionery	0.1
Chemicals-Specialty	0.1
Retail-Consumer Electronics	0.1
Tennessee Valley Authority	0.1
Building & Construction Products-Misc.	0.1
Diversified Minerals	0.1
Finance-Consumer Loans	0.1
Investment Companies	0.1
Metal-Copper	0.1
Vitamins & Nutrition Products	0.1
Apparel Manufacturers	0.1
Pharmacy Services	0.1
Retail-Regional Department Stores	0.1
Satellite Telecom	0.1
Building Products-Wood	0.1
Shipbuilding	0.1
Machinery-General Industrial	0.1
Building Societies	0.1
Broadcast Services/Program	0.1
Funeral Services & Related Items	0.1
Regional Authority	0.1
Retail-Jewelry	0.1
Building-Heavy Construction	0.1
Rubber-Tires	0.1

109

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited) — (continued)

Industry Allocation* (continued)

Casino Hotels	0.1%
Radio	0.1
Food-Flour & Grain	0.1
Consumer Products-Misc.	0.1
Batteries/Battery Systems	0.1
Retail-Perfume & Cosmetics	0.1
U.S. Government Treasuries	0.1
Retail-Bedding	0.1
Dialysis Centers	0.1
Specified Purpose Acquisitions	0.1
Networking Products	0.1
Cellular Telecom	0.1

105.8%

*	Calculated as a percentage of net assets

110

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 59.8%
Aerospace/Defense — 1.2%
General Dynamics Corp.	3,700	$551,707
Northrop Grumman Corp.	8,900	1,539,789
Raytheon Co.	1,200	130,908
Spirit AeroSystems Holdings, Inc., Class A†	10,200	574,260

		2,796,664

Aerospace/Defense-Equipment — 0.4%
Curtiss-Wright Corp.	2,500	168,425
United Technologies Corp.	6,677	669,770

		838,195

Agricultural Chemicals — 0.2%
Mosaic Co.	8,522	365,935

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	27,400	1,299,308
Bunge, Ltd.	5,400	431,190

		1,730,498

Airlines — 1.3%
Alaska Air Group, Inc.	3,100	234,825
Delta Air Lines, Inc.	34,097	1,511,861
Southwest Airlines Co.	12,300	445,260
United Continental Holdings, Inc.†	12,195	687,676

		2,879,622

Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	1,011	127,275
VF Corp.	1,482	114,247

		241,522

Applications Software — 1.8%
Citrix Systems, Inc.†	600	45,366
Microsoft Corp.	86,574	4,043,006

		4,088,372

Athletic Equipment — 0.2%
Jarden Corp.†	6,575	361,625

Audio/Video Products — 0.2%
Harman International Industries, Inc.	3,737	402,325

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	50,966	1,605,939

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	8,903	577,270

Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	8,900	259,702
Delphi Automotive PLC	7,484	584,351
Magna International, Inc.	1,257	68,330

		912,383

Banks-Commercial — 0.1%
SVB Financial Group†	1,075	153,832

Banks-Super Regional — 2.4%
Comerica, Inc.	1,825	86,560
Fifth Third Bancorp	9,100	191,737
KeyCorp	3,000	44,520
PNC Financial Services Group, Inc.	6,200	608,716
Wells Fargo & Co.	80,221	4,642,389

		5,573,922

Security Description	Shares	Value (Note 3)

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	3,900	$150,189

Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	6,945	285,301
PepsiCo, Inc.	5,666	545,919

		831,220

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	5,798	276,854

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	859	24,705

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	301	47,203

Building Products-Wood — 0.1%
Masco Corp.†	8,632	227,798

Building-Heavy Construction — 0.1%
SBA Communications Corp., Class A†	1,463	176,613

Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	5,281	156,793
PulteGroup, Inc.	6,235	129,189
Toll Brothers, Inc.†	21,169	823,898

		1,109,880

Cable/Satellite TV — 0.7%
Cable One, Inc.†	435	180,621
Charter Communications, Inc., Class A†	2,682	498,477
Comcast Corp., Class A	6,657	415,463
DISH Network Corp., Class A†	6,186	399,677

		1,494,238

Chemicals-Diversified — 0.8%
Axiall Corp.	2,217	65,246
Dow Chemical Co.	12,729	599,027
E.I. du Pont de Nemours & Co.	1,697	94,625
LyondellBasell Industries NV, Class A	11,600	1,088,428

		1,847,326

Chemicals-Specialty — 0.0%
Chemours Co.	1,148	12,536

Commercial Services-Finance — 0.6%
H&R Block, Inc.	3,800	126,502
MasterCard, Inc., Class A	5,939	578,459
PayPal Holdings, Inc.†	14,000	541,800
Western Union Co.	9,700	196,328

		1,443,089

Computer Services — 0.7%
Accenture PLC, Class A	7,085	730,534
Amdocs, Ltd.	4,900	287,385
Cognizant Technology Solutions Corp., Class A†	3,265	206,022
Leidos Holdings, Inc.	10,100	412,080

		1,636,021

Computers — 2.9%
Apple, Inc.	52,052	6,313,908
Hewlett-Packard Co.	10,900	332,668

		6,646,576

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	998	39,800

111

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Computers-Memory Devices — 0.2%
Brocade Communications Systems, Inc.	25,327	$259,855
SanDisk Corp.	4,600	277,334

		537,189

Consumer Products-Misc. — 0.1%
Spectrum Brands Holdings, Inc.	1,100	116,545

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	10,523	542,040

Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	10,700	568,919

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	2,825	192,157
Edgewell Personal Care Co.	3,900	373,269
Procter & Gamble Co.	6,489	497,706

		1,063,132

Cruise Lines — 0.3%
Carnival Corp.	2,400	127,896
Royal Caribbean Cruises, Ltd.	5,171	464,614

		592,510

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	5,319	348,022

Diagnostic Equipment — 0.0%
Danaher Corp.	84	7,691

Diversified Banking Institutions — 2.5%
Bank of America Corp.	79,743	1,425,805
Citigroup, Inc.	34,467	2,014,941
Goldman Sachs Group, Inc.	4,744	972,852
Morgan Stanley	30,323	1,177,745

		5,591,343

Diversified Manufacturing Operations — 0.6%
General Electric Co.	2,559	66,790
Illinois Tool Works, Inc.	12,600	1,127,322
SPX Corp.	2,148	140,501

		1,334,613

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	2,036	1,091,601
eBay, Inc.†	14,000	393,680

		1,485,281

Electric-Integrated — 0.9%
CMS Energy Corp.	3,954	135,464
Edison International	4,080	244,841
Entergy Corp.	7,700	546,854
Exelon Corp.	7,875	252,709
NextEra Energy, Inc.	3,262	343,162
Public Service Enterprise Group, Inc.	13,400	558,378

		2,081,408

Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	8,111	494,122

Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.	10,259	1,283,811
Broadcom Corp., Class A	18,531	937,854
NVIDIA Corp.	11,500	229,425
Texas Instruments, Inc.	2,279	113,905

		2,564,995

Security Description	Shares	Value (Note 3)

Electronic Forms — 0.2%
Adobe Systems, Inc.†	5,968	$489,316

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	624	72,047

Engineering/R&D Services — 0.2%
AECOM†	8,800	271,304
Fluor Corp.	3,283	153,480
Jacobs Engineering Group, Inc.†	1,469	61,875

		486,659

Enterprise Software/Service — 0.7%
Oracle Corp.	39,232	1,566,926

Entertainment Software — 0.5%
Activision Blizzard, Inc.	17,100	441,009
Electronic Arts, Inc.†	8,400	601,020

		1,042,029

Finance-Credit Card — 1.4%
Alliance Data Systems Corp.†	466	128,168
Discover Financial Services	20,333	1,134,785
Visa, Inc., Class A	26,602	2,004,195

		3,267,148

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	7,901	275,587
TD Ameritrade Holding Corp.	1,746	64,130

		339,717

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	2,265	516,511

Food-Confectionery — 0.1%
Hershey Co.	2,377	220,800

Food-Misc./Diversified — 0.4%
Ingredion, Inc.	5,500	485,100
Mondelez International, Inc., Class A	8,364	377,467

		862,567

Food-Retail — 0.7%
Kroger Co.	38,600	1,514,664

Gas-Distribution — 0.3%
CenterPoint Energy, Inc.	2,503	48,408
NiSource, Inc.	2,687	46,915
UGI Corp.	15,300	559,062

		654,385

Instruments-Controls — 0.7%
Honeywell International, Inc.	15,280	1,605,164

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	19,420	1,125,195

Insurance-Life/Health — 0.3%
Lincoln National Corp.	5,000	281,600
Prudential Financial, Inc.	3,600	318,096

		599,696

Insurance-Multi-line — 1.3%
ACE, Ltd.	15,242	1,657,872
Allstate Corp.	3,500	241,325
MetLife, Inc.	14,451	805,499
Voya Financial, Inc.	3,000	140,850
XL Group PLC	1,916	72,846

		2,918,392

112

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,500	$477,540

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	3,700	177,933
Everest Re Group, Ltd.	3,000	549,360
PartnerRe, Ltd.	3,800	516,648

		1,243,941

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	11,266	1,059,117

Internet Security — 0.2%
VeriSign, Inc.†	8,100	574,614

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	7,822	982,991
BlackRock, Inc.	2,029	682,393
Invesco, Ltd.	10,314	398,120

		2,063,504

Machinery-General Industrial — 0.1%
IDEX Corp.	1,500	114,045

Medical Instruments — 0.8%
Boston Scientific Corp.†	17,877	309,987
Medtronic PLC	19,203	1,505,323

		1,815,310

Medical Products — 0.1%
Stryker Corp.	3,347	342,298

Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	1,885	372,175
Amgen, Inc.	8,700	1,536,333
Biogen, Inc.†	1,706	543,839
BioMarin Pharmaceutical, Inc.†	1,253	183,276
Celgene Corp.†	5,784	759,150
Gilead Sciences, Inc.	13,494	1,590,403
Illumina, Inc.†	811	177,852
Vertex Pharmaceuticals, Inc.†	3,593	485,055

		5,648,083

Medical-Drugs — 2.6%
Abbott Laboratories	9,270	469,896
Bristol-Myers Squibb Co.	10,460	686,594
Eli Lilly & Co.	7,763	656,051
Johnson & Johnson	5,012	502,253
Merck & Co., Inc.	6,763	398,746
Pfizer, Inc.	79,460	2,865,328
Valeant Pharmaceuticals International, Inc.†	1,326	341,485

		5,920,353

Medical-Generic Drugs — 0.4%
Allergan PLC†	2,570	851,055

Medical-HMO — 2.4%
Aetna, Inc.	7,175	810,560
Anthem, Inc.	9,400	1,450,138
Centene Corp.†	1,700	119,221
Health Net, Inc.†	8,100	541,566
Humana, Inc.	5,073	923,743
Molina Healthcare, Inc.†	2,400	181,032
UnitedHealth Group, Inc.	11,471	1,392,579

		5,418,839

Security Description	Shares	Value (Note 3)

Medical-Hospitals — 0.1%
LifePoint Health, Inc.†	4,000	$331,440

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	9,719	2,143,720

Multimedia — 1.7%
Time Warner, Inc.	32,164	2,831,718
Twenty-First Century Fox, Inc., Class A	27,369	943,957
Twenty-First Century Fox, Inc., Class B	5,636	188,919

		3,964,594

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	21,000	439,320

Oil & Gas Drilling — 0.0%
Ensco PLC, Class A	5,000	82,900

Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	4,978	370,114
Cabot Oil & Gas Corp.	6,440	168,470
Concho Resources, Inc.†	735	78,321
ConocoPhillips	2,100	105,714
Denbury Resources, Inc.	11,700	46,098
Energen Corp.	1,140	62,928
EOG Resources, Inc.	3,572	275,723
EQT Corp.	2,308	177,370
Oasis Petroleum, Inc.†	19,200	184,896
Occidental Petroleum Corp.	34,209	2,401,472
Pioneer Natural Resources Co.	332	42,088
WPX Energy, Inc.†	8,600	74,820

		3,988,014

Oil Companies-Integrated — 0.3%
Chevron Corp.	3,347	296,143
Exxon Mobil Corp.	2,859	226,461
Marathon Oil Corp.	6,200	130,262

		652,866

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	11,400	575,244
National Oilwell Varco, Inc.	13,500	568,755

		1,143,999

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	4,100	197,866
Marathon Petroleum Corp.	11,737	641,662
Phillips 66	2,063	164,009
Tesoro Corp.	3,500	340,690
Valero Energy Corp.	19,784	1,297,830

		2,642,057

Oil-Field Services — 0.4%
Baker Hughes, Inc.	6,800	395,420
Halliburton Co.	2,600	108,654
Schlumberger, Ltd.	6,342	525,244

		1,029,318

Paper & Related Products — 0.2%
International Paper Co.	9,700	464,339

Pipelines — 0.1%
Columbia Pipeline Group, Inc.	5,187	151,357

Poultry — 0.2%
Pilgrim’s Pride Corp.	23,400	506,376

113

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	5,300	$93,015

Real Estate Investment Trusts — 0.5%
American Tower Corp.	3,180	302,450
Annaly Capital Management, Inc.	7,800	77,610
Boston Properties, Inc.	509	62,749
Prologis, Inc.	3,113	126,419
RLJ Lodging Trust	8,300	247,589
Vornado Realty Trust	3,391	330,792

		1,147,609

Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	9,700	368,309
Jones Lang LaSalle, Inc.	3,100	551,924

		920,233

Retail-Apparel/Shoe — 0.1%
lululemon athletica, Inc.†	1,283	80,649
PVH Corp.	1,423	165,125

		245,774

Retail-Building Products — 1.3%
Home Depot, Inc.	3,916	458,290
Lowe’s Cos., Inc.	36,303	2,517,976

		2,976,266

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	9,600	309,984

Retail-Discount — 0.8%
Costco Wholesale Corp.	2,234	324,600
Target Corp.	18,600	1,522,410

		1,847,010

Retail-Drug Store — 0.2%
CVS Health Corp.	3,100	348,657

Retail-Jewelry — 0.1%
Tiffany & Co.	1,848	176,854

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	7,901	551,648

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	1,600	98,112

Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	159	118,015
Darden Restaurants, Inc.	5,200	383,552
Restaurant Brands International, Inc.	8,211	355,044
Starbucks Corp.	2,709	156,932

		1,013,543

Schools — 0.2%
Apollo Education Group, Inc.†	14,800	189,588
Graham Holdings Co., Class B	435	299,959

		489,547

Semiconductor Components-Integrated Circuits — 0.2%
NXP Semiconductors NV†	3,984	386,408

Semiconductor Equipment — 1.2%
KLA-Tencor Corp.	19,915	1,056,491
Lam Research Corp.	18,104	1,391,654
Teradyne, Inc.	19,400	373,644

		2,821,789

Security Description	Shares/ Principal Amount	Value (Note 3)

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,900	$223,079

Steel-Producers — 0.2%
United States Steel Corp.	18,325	356,788

Telephone-Integrated — 1.2%
AT&T, Inc.	25,685	892,297
CenturyLink, Inc.	13,034	372,773
Frontier Communications Corp.	30,900	145,848
Verizon Communications, Inc.	26,594	1,244,333

		2,655,251

Television — 0.1%
CBS Corp., Class B	5,503	294,245

Tobacco — 0.3%
Philip Morris International, Inc.	4,704	402,333
Reynolds American, Inc.	2,298	197,146

		599,479

Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	657	105,678
Union Pacific Corp.	3,947	385,188

		490,866

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	4,800	242,352

Web Portals/ISP — 0.7%
Google, Inc., Class A†	822	540,465
Google, Inc., Class C†	1,607	1,005,355

		1,545,820

Total Common Stocks (cost $115,519,442)		136,004,506

ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
Avenue of Americas VRS Series 2015-1177, Class A 2.96% due 12/13/2029*(1)	$140,000	141,371
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(1)	155,000	161,034
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(1)	249,190	252,163
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.76% due 05/10/2045(1)	190,000	195,684
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2006-2, Class AJ 5.76% due 05/10/2045(1)	190,000	194,517
Banc of America Mtg. Securities, Inc. FRS Series 2003-F, Class 2A1 2.75% due 07/25/2033(2)	90,354	90,722
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	8,795	8,906
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(1)	330,403	343,339

114

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(1)	$55,000	$57,423
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.43% due 03/11/2039(1)	287,895	289,973
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(1)	155,000	160,894
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.71% due 06/11/2040(1)	285,000	301,358
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW12, Class A4 5.72% due 09/11/2038(1)	110,380	112,758
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.89% due 06/11/2050(1)	340,000	365,137
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.93% due 09/11/2042(1)	260,000	276,960
CFC LLC Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,072
CFC LLC Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,897
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(1)	205,000	212,496
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.52% due 01/25/2036	183,010	179,593
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.57% due 12/25/2033	80,549	77,275
Citigroup Mtg. Loan Trust, Inc. Series 2007-12 Class 2A1 6.50% due 10/25/2036*(2)	189,673	150,953
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class C 5.20% due 07/15/2044(1)	180,000	180,977
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(1)	145,000	147,008
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	380,000	394,013
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(1)	160,000	171,780

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commericial Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(1)	$265,000	$286,913
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	171,503	146,388
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.40% due 05/17/2031*	97,515	97,036
Commercial Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	150,000	151,535
Commercial Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2055(1)(8)	250,000	257,481
Commercial Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(1)	80,000	84,008
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	140,000	149,620
Commercial Mtg. Trust Series 2013-CR11, Class A4 4.26% due 10/10/2046(1)	225,000	246,317
Commercial Mtg. Trust . FRS Series 2014-KYO, Class B 1.49% due 06/11/2027*(1)	440,000	439,745
Commercial Mtg. Trust . FRS Series 2013-FL3, Class B 2.34% due 10/13/2028*(1)	160,000	159,788
Commercial Mtg. Trust . VRS Series 2005-GG3, Class B 4.89% due 08/10/2042(1)	20,738	20,742
Commercial Mtg. Trust VRS Series 2007-C9, Class A4 5.80% due 12/10/2049(1)	220,000	235,109
Core Industrial Trust Series 2015-TEXW,Class A 3.08% due 02/10/2034*(1)	245,000	246,622
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.39% due 07/20/2046(2)	323,336	245,830
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	351,346	316,167
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.68% due 10/25/2035	73,039	72,621
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.09% due 10/25/2034	172,039	166,060
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	55,878	55,868
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class AJ 5.46% due 02/15/2039(1)	180,000	182,161
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class A4 5.46% due 02/15/2039(1)	112,617	113,207

115

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.60% due 09/25/2034(2)	$34,709	$34,497
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(1)	139,415	141,593
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.05% due 06/25/2034	247,441	220,177
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	89,423
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(1)	100,000	103,980
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(1)	972,057	975,698
GS Mtg. Securities Trust II Series 2006-GG8, Class A4 5.56% due 11/10/2039(1)	345,114	356,462
GS Mtg. Securities Trust II Series 2006-GG8, Class AM 5.59% due 11/10/2039(1)	780,000	813,483
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.35% due 04/25/2036	308,237	202,296
GSAMP Trust FRS Series 2006-NC1, Class A2 0.37% due 02/25/2036	95,402	92,828
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.71% due 01/25/2045*	90,000	84,900
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	252,997	261,911
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(1)	330,000	341,662
LB Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.90% due 07/15/2044(1)	205,000	220,104
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(1)	425,000	441,610
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.16% due 09/15/2045(1)	620,000	678,910
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	29,244	28,497
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.05% due 07/25/2034	135,352	130,394
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.68% due 05/12/2039(1)	180,000	182,487
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.83% due 06/12/2050(1)	326,491	340,007

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certs. Series 2006-4, Class AM 5.20% due 12/12/2049(1)	$175,000	$182,504
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(1)	140,000	140,774
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(1)	55,000	55,182
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(1)	175,000	177,451
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(1)	240,000	249,145
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(1)	207,145	207,525
Morgan Stanley Capital I Trust VRS Series 2005-HQ7, Class AJ 5.19% due 11/14/2042(1)	330,000	331,315
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(1)	139,483	143,919
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(1)	238,966	247,040
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(1)	355,000	370,048
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.43% due 03/12/2044(1)	101,760	102,098
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.47% due 03/12/2044(1)	105,000	106,116
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(1)	335,000	343,855
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 5.83% due 08/12/2041(1)	400,000	414,108
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 5.83% due 08/12/2041(1)	370,000	384,350
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.07% due 12/12/2049(1)	475,000	514,859
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.79% due 08/12/2045*(1)	586,736	619,358
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.05% due 11/25/2034	54,985	50,853
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 0.61% due 05/25/2035	290,000	287,934

116

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WHQ1, Class M2 0.94% due 03/25/2035	$65,837	$65,357
PFP III, Ltd. FRS Series 2014-1, Class A 1.36% due 06/14/2031*(1)	61,587	61,532
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	154,000	152,617
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.56% due 08/25/2035	232,101	209,445
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.62% due 04/25/2035	15,837	15,800
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.54% due 07/17/2017	119,837	119,823
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.26% due 10/15/2044(1)	200,000	200,846
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.26% due 10/15/2044(1)	8,041	8,032
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(1)	189,375	190,188
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.71% due 05/15/2043(1)	195,000	198,747
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.71% due 05/15/2043(1)	129,407	131,033
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(1)	105,000	108,974
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	190,000	196,307
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	111,168	87,606
Wells Fargo Commercial Mtg. Trust Series 2015-LC20, Class A5 3.18% due 04/15/2050(1)	115,000	114,339
Wells Fargo Commercial Mtg. Trust Series 2014-LC18, Class AS 3.81% due 12/15/2047(1)	100,000	103,301
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.70% due 06/25/2035(2)	240,633	244,921

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	$9,149	$9,386
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	110,570	110,805
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(1)	110,000	110,404
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	105,000	112,464

Total Asset Backed Securities (cost $22,642,440)		21,480,801

U.S. CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	125,000	119,577
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	40,000	35,238

		154,815

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 5.05% due 04/27/2045	65,000	61,867

Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	70,000	68,243

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	105,000	96,043

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	60,000	59,100

Banks-Commercial — 0.2%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	254,549
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	190,000	189,814

		444,363

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 3.30% due 12/16/2024	95,000	94,935

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	404,807

117

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	$190,000	$193,371
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	110,000	118,935

		717,113

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	130,000	124,282
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	203,388

		327,670

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	185,000	192,862

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	85,000	88,878
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	153,368
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	110,000	110,244
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	110,000	113,846
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	60,000	61,172
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	100,000	104,515
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	44,335
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	69,972
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	105,000	100,078
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	155,000	163,912

		1,010,320

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	166,500

Security Description	Principal Amount	Value (Note 3)

Cellular Telecom — 0.1%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	$60,000	$67,200
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	33,556

		100,756

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.63% due 10/01/2044	45,000	42,096
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	135,000	123,694

		165,790

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	166,444
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	135,000	132,300

		298,744

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	120,000	121,098

Computers — 0.1%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	115,972
Apple, Inc. Senior Notes 3.45% due 02/09/2045	65,000	55,731
Apple, Inc. Senior Notes 3.85% due 05/04/2043	45,000	41,506

		213,209

Consumer Products-Misc. — 0.0%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	44,000	44,968

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	140,000	144,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	104,521

		249,421

Data Processing/Management — 0.2%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	175,000	178,719

118

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(5)	$145,000	$153,700
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	136,175

		468,594

Dialysis Centers — 0.1%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	107,250

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,362
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	137,255
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,358
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	310,870
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	116,376
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	62,347
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	85,000	89,533
Citigroup, Inc. FRS Sub. Notes 0.55% due 06/09/2016	165,000	164,222
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	121,513
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	10,000	9,935
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	146,143
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	70,000	73,894
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	213,088
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	71,132
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	189,930
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	121,320

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	$100,000	$101,669
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	29,718
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	129,745
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	85,982
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	256,393
Morgan Stanley Senior Notes 3.88% due 04/29/2024	110,000	111,701
Morgan Stanley Senior Notes 4.30% due 01/27/2045	105,000	99,815
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	126,686
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	250,521

		3,065,508

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	170,244
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	152,855

		323,099

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	68,831
General Electric Co. Senior Notes 4.50% due 03/11/2044	135,000	140,532
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	43,489
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	39,751

		292,603

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	42,777

119

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	$50,000	$47,653

Electric-Integrated — 0.7%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	29,405
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	113,384
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	60,000	59,988
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	70,000	76,225
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	83,617
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	90,000	89,420
Dominion Resources, Inc. Senior Notes 4.70% due 12/01/2044	110,000	109,423
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	192,651
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	140,000	139,107
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	68,577
Exelon Corp. Senior Notes 5.10% due 06/15/2045	70,000	72,154
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	55,000	57,279
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	62,000	55,787
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	51,472
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	28,882
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	89,802
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	109,750
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	35,376
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	30,000	27,487

Security Description	Principal Amount	Value (Note 3)

Electric-Integrated (continued)
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	$70,000	$69,981
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	103,708

		1,663,475

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	95,625
Intel Corp. Senior Notes 4.90% due 07/29/2045	60,000	61,626
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	85,000	81,600

		238,851

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	90,000	92,025
Oracle Corp. Senior Notes 4.50% due 07/08/2044	110,000	110,082

		202,107

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	292,184
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	407,608
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	195,083

		894,875

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	115,000	113,294
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	110,870
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	39,839

		264,003

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Notes 2.85% due 01/27/2025	70,000	67,531

Food-Confectionery — 0.0%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025*	95,000	93,620

120

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	$160,000	$163,600

Food-Misc./Diversified — 0.1%
H.J. Heinz Co. Senior Notes 5.20% due 07/15/2045*	117,000	122,787

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	170,000	178,925

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 6.63% due 12/15/2020	40,000	41,700

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 3.60% due 12/15/2024	32,000	31,853
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	126,717

		158,570

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	85,251
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	225,233

		310,484

Insurance-Multi-line — 0.2%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	148,805
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	42,513
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	36,402
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	110,343

		338,063

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	91,320
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,404

		110,724

Internet Connectivity Services — 0.0%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	100,000	100,324

Security Description	Principal Amount	Value (Note 3)

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	$85,000	$93,075

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	65,000	65,468

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	145,000	144,853
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	35,000	34,733

		179,586

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	60,000	59,493
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	60,000	59,110
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	23,504
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	35,000	35,419
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	184,625

		362,151

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	41,194
UnitedHealth Group, Inc. Senior Note 4.75% due 07/15/2045	55,000	57,526
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	47,365
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	95,000	96,255

		242,340

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	100,000	102,250
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	168,925
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	225,000	231,750

		502,925

121

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	$86,000	$82,111

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	115,000	84,525
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	192,000	162,693

		247,218

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	53,951
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	167,881
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	60,000	58,006
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	105,000	99,877
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	40,000	32,814

		412,529

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 3.50% due 06/15/2025	100,000	101,593

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	109,309
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	85,000	61,200
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	85,000	82,189
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	117,000
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	123,713
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	102,375

		595,786

Oil Companies-Integrated — 0.1%
Pemex Project Funding Master Trust Company Guar. Notes 6.63% due 06/15/2035	200,000	214,000

Security Description	Principal Amount	Value (Note 3)

Oil Refining & Marketing — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	$75,000	$72,444

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	90,000	89,304
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	150,674

		239,978

Pipelines — 0.5%
Energy Transfer Partners LP Senior Notes 6.13% due 12/15/2045	80,000	80,535
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	65,000	60,805
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	90,000	84,552
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	24,000	25,183
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	120,000	102,189
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	75,000	67,124
Kinder Morgan Energy Partners LP Company Guar. Notes 5.50% due 03/01/2044	30,000	27,353
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	70,453
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	95,221
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	24,000	23,208
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	90,000	81,651
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	45,425
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	80,000	82,400
Williams Partners LP Senior Note 4.00% due 09/15/2025	60,000	55,724
Williams Partners LP Senior Notes 4.90% due 01/15/2045	38,000	32,261

122

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Senior Notes 5.10% due 09/15/2045	$80,000	$69,074
Williams Partners LP Senior Notes 5.40% due 03/04/2044	45,000	40,650

		1,043,808

Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	50,000	49,562

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	160,000	166,400

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	230,000	225,378
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	170,000	170,425
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	94,275
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	203,927
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	43,864
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	7,233

		745,102

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	100,000	100,500
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	101,750
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	30,000	30,600
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	67,762
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	190,094

		490,706

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	134,926

Security Description	Principal Amount	Value (Note 3)

Retail-Bedding — 0.1%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	$105,000	$111,431

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	90,000	90,436

Retail-Discount — 0.1%
Target Corp. Senior Notes 3.50% due 07/01/2024	60,000	61,844
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	93,602
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	60,000	61,984

		217,430

Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	90,000	86,928
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	65,000	66,120
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	68,869
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	70,186	87,090
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	210,000	205,825

		514,832

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	125,520

Retail-Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	135,000	133,853

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 6.50% due 03/01/2021	115,000	121,756
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	47,025

		168,781

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	78,000	70,462

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	100,000	105,750

123

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	$45,000	$46,338

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	270,000	233,319
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	15,000	14,000
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	115,000	115,287
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023*	150,000	145,875
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	70,969
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	57,200
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	69,000	70,064
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	5,000	4,919
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	34,000	28,622
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	101,000	89,753
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	233,000	220,281
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	160,550

		1,210,839

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	65,066
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	51,000	49,378
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	104,873
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	36,394
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	42,531
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	15,000	15,875

Security Description	Principal Amount	Value (Note 3)

Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 5.70% due 08/15/2035	$40,000	$42,279
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	110,000	118,279

		474,675

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	69,368
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	116,121
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	29,786
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	55,000	57,952

		273,227

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	99,500

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	84,787

Total U.S. Corporate Bonds & Notes (cost $23,798,440)		23,654,509

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks-Commercial — 0.7%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	206,491
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	250,000	250,384
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	280,217
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	258,906
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	199,523
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	202,418
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,009

		1,599,948

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.90% due 07/21/2025*	200,000	201,920

124

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.1%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	$125,000	$120,970

Diversified Banking Institutions — 0.0%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	40,000	42,454

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	129,850

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	30,000	30,943
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	94,575
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	30,000	28,995
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	125,000	113,626

		268,139

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	58,341

Electric-Integrated — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	105,000	117,045

Finance-Investment Banker/Broker — 0.1%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	362,000

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	32,205

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	253,936

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	50,000	47,926
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	171,584

		219,510

Security Description	Principal Amount	Value (Note 3)

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	$150,000	$147,553
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	170,000	165,727
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	200,000	199,473

		512,753

Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	35,000	28,684

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	128,125

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	31,150

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	180,000	181,206
Petrobras Global Finance BV Company Guar. Notes 6.85% due 06/05/2115	110,000	88,900
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	255,000	261,987
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	94,649

		626,742

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	227,988

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	208,624

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	237,954
Orange SA Senior Notes 5.50% due 02/06/2044	35,000	37,054

		275,008

125

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	$40,000	$40,457
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	100,000	101,000

		141,457

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	96,310
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	185,000	188,785
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	215,000	213,781

		498,876

Total Foreign Corporate Bonds & Notes (cost $6,155,188)		6,085,725

U.S. GOVERNMENT AGENCIES — 11.2%
Federal Home Loan Mtg. Corp. — 1.9%
2.30% due 06/01/2037 FRS	56,780	60,295
2.36% due 07/01/2037 FRS	11,682	12,435
2.49% due 06/01/2037 FRS	2,356	2,361
2.50% due 06/01/2037 FRS	5,169	5,405
3.50% due 05/01/2042	111,768	116,262
3.50% due 08/01/2042	52,037	54,117
3.50% due 09/01/2044	85,208	88,640
3.50% due 01/01/2045	98,082	102,032
3.50% due 05/01/2045	167,679	174,587
3.50% due 07/01/2045	180,000	187,347
3.50% due August 30 TBA	470,000	486,825
4.00% due August 30 TBA	1,080,000	1,146,656
4.50% due 10/01/2019	37,861	39,593
4.50% due August 30 TBA	50,000	54,148
5.00% due 03/01/2019	10,286	10,923
5.00% due August 30 TBA	240,000	264,188
5.50% due 07/01/2034	58,986	66,222
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(2)(4)	70,873	7,770
Series 4097, Class CI 3.00% due 08/15/2027(2)(4)	218,659	25,809
Series 4097, Class HI 3.00% due 08/15/2027(2)(4)	465,060	57,826
Series 4146, Class AI 3.00% due 12/15/2027(2)(4)	116,737	12,076
Series 4207, Class JI 3.00% due 05/15/2028(2)(4)	561,018	65,404
Series 4463, Class CA 3.00% due 08/15/2039(2)	845,426	876,878
Series 4323, Class IW 3.50% due 04/15/2028(2)(4)	230,866	28,297
Series 3963, Class JM 3.50% due 01/15/2040(2)	275,520	292,785
Series 3896, Class PA 4.00% due 03/15/2040(2)	71,279	75,479
Series 3777, Class NA 4.50% due 01/15/2039(2)	41,088	44,041

		4,358,401

Security Description	Principal Amount	Value (Note 3)

Federal National Mtg. Assoc. — 6.1%
1.50% due 06/22/2020	$455,000	$451,666
2.50% due August 15 TBA	1,380,000	1,400,700
3.00% due 05/01/2027	52,485	54,661
3.00% due 06/01/2027	58,659	61,064
3.00% due August 15 TBA	830,000	861,284
3.00% due August 30 TBA	3,120,000	3,139,205
3.50% due 03/01/2042	18,408	19,159
3.50% due 08/01/2042	126,016	131,081
3.50% due 09/01/2042	42,249	43,974
3.50% due 10/01/2042	45,326	47,144
3.50% due 12/01/2042	156,161	162,424
3.50% due 02/01/2043	122,861	127,989
3.50% due 08/01/2044	699,187	726,857
3.50% due 03/01/2045	196,338	204,549
3.50% due 07/01/2045	338,993	353,460
3.50% due August 15 TBA	70,000	73,828
3.50% due August 30 TBA	460,000	477,329
4.00% due 12/01/2041	365,204	391,341
4.00% due 03/01/2042	306,608	327,426
4.00% due 12/01/2042	211,230	225,641
4.00% due 04/01/2043	57,506	61,563
4.00% due August 30 TBA	1,010,000	1,074,466
4.50% due 09/01/2041	276,063	300,434
4.50% due August 30 TBA	1,200,000	1,301,859
5.00% due 03/01/2018	13,052	13,663
5.00% due 04/01/2018	4,185	4,381
5.00% due 07/01/2018	11,119	11,640
5.00% due 08/01/2018	7,307	7,649
5.00% due 06/01/2019	15,894	16,807
5.00% due 09/01/2041	267,896	297,120
5.00% due August 30 TBA	540,000	597,207
5.50% due 10/01/2017	27,369	28,169
5.50% due 11/01/2017	6,371	6,558
5.50% due 04/01/2037	177,412	200,738
5.50% TBA due August 30	310,000	348,120
6.00% due 08/01/2017	14,577	14,994
6.50% due 10/01/2039	45,222	52,197
Federal National Mtg. Assoc. REMIC Series 2012-128, Class KI 3.00% due 11/25/2027(2)(4)	396,807	42,307
Series 2012-144, Class EI 3.00% due 01/25/2028(2)(4)	98,834	11,825
Series 2012-145, Class EI 3.00% due 01/25/2028(2)(4)	201,834	22,835
Series 2012-150, Class BI 3.00% due 01/25/2028(2)(4)	233,033	27,982
Series 2013-10, Class YI 3.00% due 02/25/2028(2)(4)	190,844	22,536
Series 2013-9, Class IO 3.00% due 02/25/2028(2)(4)	83,186	10,088
Series 2013-15, Class QI 3.00% due 03/25/2028(2)(4)	79,998	9,440
Series 2014-13, Class KI 3.50% due 03/25/2029(2)(4)	313,404	44,303
Series 2010-116, Class BI 5.00% due 08/25/2020(2)(4)	117,632	9,399
Series 2011-3, Class KA 5.00% due 04/25/2040(2)	51,115	56,087

		13,875,149

126

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 3.1%
3.00% due August 30 TBA	$1,280,000	$1,301,800
3.50% due 06/20/2045	59,875	62,632
3.50% due 07/20/2045	1,900,000	1,987,482
4.00% due 07/20/2045	180,000	192,071
4.00% due 02/20/2045	123,492	131,114
4.00% due 03/20/2045	982,081	1,047,316
4.50% due 05/15/2039	67,364	73,824
4.50% due 07/15/2040	10,786	11,696
4.50% due 07/20/2040	36,348	39,632
4.50% due 10/20/2040	206,755	225,432
4.50% due August 30 TBA	200,000	215,516
5.00% due 10/20/2039	160,470	177,876
5.00% due 07/20/2040	78,161	86,692
5.50% due 01/15/2034	184,687	207,465
7.50% due 01/15/2032	49,020	61,173
Government National Mtg. Assoc. REMIC Series 2010-107, Class GE 3.00% due 02/20/2038(2)	132,010	135,768
Series 2010-114, Class NJ 3.00% due 04/20/2038(2)	179,600	183,534
Series 2010-68, Class WA 3.00% due 12/16/2039(2)	111,557	116,024
Series 2011-52, Class LV 4.00% due 07/20/2034(2)	190,000	203,366
Series 2010-116, Class HB 4.00% due 09/20/2040(2)	360,000	389,308
Series 2010-73, Class CA 4.50% due 08/20/2035(2)	65,815	68,995
Series 2009-103, Class PD 4.50% due 03/20/2038(2)	80,000	87,617

		7,006,333

Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	248,000	289,072

Total U.S. Government Agencies (cost $25,337,759)		25,528,955

U.S. GOVERNMENT TREASURIES — 3.6%
United States Treasury Bonds — 0.3%
1.38% due 02/15/2044 TIPS(6)	115,283	124,361
2.50% due 02/15/2045	257,500	234,768
3.00% due 05/15/2045	275,000	278,824
4.50% due 05/15/2038	122,000	157,523

		795,476

United States Treasury Notes — 3.3%
0.13% due 07/15/2024 TIPS(6)	662,894	643,784
0.63% due 01/15/2024 TIPS(6)	173,232	175,370
0.75% due 04/15/2018	852,500	848,970
0.88% due 01/15/2018	905,000	905,919
1.00% due 12/15/2017	540,000	542,489
1.00% due 02/15/2018	400,000	401,406
1.00% due 03/15/2018	1,835,000	1,841,021
1.00% due 05/15/2018	620,000	621,163
1.50% due 05/31/2020	165,000	164,845
1.63% due 06/30/2020	950,000	953,934
2.13% due 05/15/2025	95,000	94,347
2.25% due 11/15/2024	230,000	231,132

		7,424,380

Total U.S. Government Treasuries (cost $8,207,253)		8,219,856

Security Description	Principal Amount	Value (Note 3)

MUNICIPAL BONDS & NOTES — 0.4%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	$110,000	$154,069
New Jersey State Turnpike Authority Revenue Bonds Series A 7.10% due 01/01/2041	110,000	148,383
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	280,247
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	119,124
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	169,444
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	85,323

Total Municipal Bonds & Notes (cost $919,296)		956,590

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Regional Authority — 0.1%
Provincia de Buenos Aires/Argentina Senior Notes 11.75% due 10/05/2015	180,000	178,650

Sovereign — 0.5%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	210,000
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	222,540
Republic of Belarus Senior Notes 8.75% due 08/03/2015	190,000	190,000
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*	200,000	192,250
Republic of Ecuador Senior Notes 10.50% due 03/24/2020*	200,000	191,000
Republic of Kazakhstan Notes 5.13% due 07/21/2025*	220,000	217,716

		1,223,506

Total Foreign Government Obligations (cost $1,409,402)		1,402,156

Total Long-Term Investment Securities (cost $203,989,220)		223,333,098

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 08/27/2015(3)	100,000	99,997
0.01% due 11/12/2015(3)	15,000	14,997

Total Short-Term Investment Securities (cost $114,992)		114,994

127

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

REPURCHASE AGREEMENTS — 7.6%
Agreement with State Street Bank & Trust bearing interest at 0.00% dated 07/31/2015 to be repurchased 08/03/2015 in the amount of $17,178,000 and collateralized by $18,360,000 of Federal Home Loan Mtg. Corp. Notes bearing interest at 2.00% due 01/30/2023 and having an approximate value of $17,525,171 (cost $17,178,000)	$17,178,000	$17,178,000

TOTAL INVESTMENTS (cost $221,282,212)(7)	105.8%	240,626,092
Liabilities in excess of other assets	(5.8)	(13,175,304)

NET ASSETS	100.0%	$227,450,788

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $9,909,417 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Interest only
(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying in cash at the coupon rate listed.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation/ (Depreciation)
11	Long	S&P 500 E-Mini Index	September 2015	$1,138,092	$1,154,120	$16,028
14	Long	U.S. Treasury 10 Year Notes	September 2015	1,764,027	1,784,125	20,098
3	Long	U.S. Treasury 2 Year Notes	September 2015	654,802	657,187	2,385
18	Long	U.S. Treasury 5 Year Notes	September 2015	2,152,233	2,157,187	4,954
14	Long	U.S. Treasury Long Bonds	September 2015	2,144,544	2,183,125	38,581
7	Long	U.S. Treasury Ultra Bonds	September 2015	1,101,608	1,116,719	15,111

						$97,157

128

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$136,004,506	$—	$—	$136,004,506
Asset Backed Securities:
Diversified Financial Services	—	21,223,320	257,481	21,480,801
U.S. Corporate Bonds & Notes	—	23,654,509	—	23,654,509
Foreign Corporate Bonds & Notes	—	6,085,725	—	6,085,725
U.S. Government Agencies	—	25,528,955	—	25,528,955
U.S. Government Treasuries	—	8,219,856	—	8,219,856
Municipal Bonds & Notes	—	956,590	—	956,590
Foreign Government Obligation	—	1,402,156	—	1,402,156
Short-Term Investment Securities	—	114,994	—	114,994
Repurchase Agreements	—	17,178,000	—	17,178,000

Total Investments at Value	$136,004,506	$104,364,105	$257,481	$240,626,092

Other Financial Instruments:+
Futures Contracts	$97,157	$—	$—	$97,157

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

129

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.7%
Federal National Mtg. Assoc.	6.3
Medical-Drugs	5.8
Diversified Banking Institutions	5.3
Federal Home Loan Mtg. Corp.	3.9
United States Treasury Bonds	3.3
Banks-Super Regional	3.1
Tobacco	3.0
Commercial Paper	2.9
Diversified Financial Services	2.7
Oil Companies-Integrated	2.3
Telephone-Integrated	2.3
Insurance-Multi-line	2.1
Food-Misc./Diversified	2.0
Government National Mtg. Assoc.	1.7
Diversified Manufacturing Operations	1.7
Cable/Satellite TV	1.6
Multimedia	1.5
Retail-Drug Store	1.5
Electric-Integrated	1.5
Aerospace/Defense	1.5
Chemicals-Diversified	1.4
Oil Companies-Exploration & Production	1.3
Banks-Commercial	1.3
Computer Services	1.3
Auto/Truck Parts & Equipment-Original	1.3
Retail-Discount	1.3
Medical Instruments	1.1
Electronic Components-Semiconductors	1.1
Banks-Fiduciary	1.0
Diagnostic Equipment	1.0
Finance-Credit Card	0.9
Pipelines	0.9
Insurance-Property/Casualty	0.8
Instruments-Controls	0.8
Aerospace/Defense-Equipment	0.7
Real Estate Investment Trusts	0.7
Investment Management/Advisor Services	0.7
Oil Refining & Marketing	0.6
Insurance-Life/Health	0.6
Instruments-Scientific	0.6
Medical-Generic Drugs	0.6
Retail-Regional Department Stores	0.6
Electric-Distribution	0.6
Networking Products	0.5
Insurance Brokers	0.5
Retail-Restaurants	0.5
Beverages-Wine/Spirits	0.5
Retail-Apparel/Shoe	0.5
Computers-Memory Devices	0.5
Enterprise Software/Service	0.5
Medical Products	0.4
Transport-Services	0.4
Cellular Telecom	0.4
Sovereign	0.4
Computers	0.4
Auto-Cars/Light Trucks	0.4
Pharmacy Services	0.4
Electronic Security Devices	0.3
Advertising Agencies	0.3
Transport-Rail	0.3
Applications Software	0.3

Data Processing/Management	0.3%
Insurance-Reinsurance	0.3
Commercial Services-Finance	0.3
Cosmetics & Toiletries	0.3
Machinery-Construction & Mining	0.3
Medical-HMO	0.2
E-Commerce/Products	0.2
Semiconductor Components-Integrated Circuits	0.2
Web Portals/ISP	0.2
Soap & Cleaning Preparation	0.2
Toys	0.2
Oil-Field Services	0.2
Entertainment Software	0.2
Tools-Hand Held	0.2
Investment Companies	0.2
Coatings/Paint	0.2
Brewery	0.2
Banks-Special Purpose	0.2
Municipal Bonds & Notes	0.2
Finance-Other Services	0.2
Rental Auto/Equipment	0.1
Metal-Diversified	0.1
Small Business Administration	0.1
Internet Security	0.1
Food-Retail	0.1
Distribution/Wholesale	0.1
Medical-Wholesale Drug Distribution	0.1
Beverages-Non-alcoholic	0.1
Medical-Biomedical/Gene	0.1
Fisheries	0.1
Retail-Building Products	0.1
Electric-Transmission	0.1
Containers-Metal/Glass	0.1
Computer Aided Design	0.1
Commercial Services	0.1
Broadcast Services/Program	0.1
Medical Labs & Testing Services	0.1
Metal-Copper	0.1
Independent Power Producers	0.1
Food-Confectionery	0.1
Hotels/Motels	0.1
Industrial Gases	0.1
Retail-Auto Parts	0.1
Insurance-Mutual	0.1
Machinery-Farming	0.1
SupraNational Banks	0.1
Oil & Gas Drilling	0.1
Retail-Office Supplies	0.1
Sovereign Agency	0.1

100.8%

*	Calculated as a percentage of net assets

130

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 58.6%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	25,994	$1,899,642

Aerospace/Defense — 1.4%
General Dynamics Corp.	7,716	1,150,533
Lockheed Martin Corp.	17,635	3,652,208
Northrop Grumman Corp.	18,871	3,264,872

		8,067,613

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	40,855	4,098,165

Agricultural Chemicals — 0.0%
Monsanto Co.	2,796	284,884

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	4,889	231,836

Applications Software — 0.3%
Microsoft Corp.	38,740	1,809,158

Auto-Cars/Light Trucks — 0.2%
General Motors Co.	37,210	1,172,487

Auto/Truck Parts & Equipment-Original — 1.3%
Allison Transmission Holdings, Inc.	49,401	1,441,521
Delphi Automotive PLC	24,417	1,906,479
Johnson Controls, Inc.	50,066	2,281,007
Magna International, Inc.	36,361	1,975,619

		7,604,626

Banks-Commercial — 0.5%
BB&T Corp.	24,643	992,374
BOC Hong Kong Holdings, Ltd.	111,000	446,732
Standard Chartered PLC	31,057	475,399
Sumitomo Mitsui Financial Group, Inc.	29,200	1,306,207

		3,220,712

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	77,639	3,369,533
State Street Corp.	31,697	2,426,722

		5,796,255

Banks-Super Regional — 2.5%
PNC Financial Services Group, Inc.	17,068	1,675,736
SunTrust Banks, Inc.	12,511	554,738
US Bancorp	49,417	2,234,143
Wells Fargo & Co.	177,111	10,249,413

		14,714,030

Beverages-Non-alcoholic — 0.1%
Coca-Cola Co.	16,289	669,152

Beverages-Wine/Spirits — 0.4%
Diageo PLC	82,133	2,295,268

Cable/Satellite TV — 1.4%
Comcast Corp., Special Class A	95,938	5,980,775
Time Warner Cable, Inc.	13,370	2,540,434

		8,521,209

Cellular Telecom — 0.1%
Vodafone Group PLC	143,526	542,077

Chemicals-Diversified — 1.4%
Celanese Corp., Series A	11,517	759,201
E.I. du Pont de Nemours & Co.	13,104	730,679
LyondellBasell Industries NV, Class A	30,234	2,836,856

Security Description	Shares	Value (Note 3)

Chemicals-Diversified (continued)
PPG Industries, Inc.	37,346	$4,047,559

		8,374,295

Chemicals-Specialty — 0.0%
Chemours Co.	1,541	16,828

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	30,937	984,106

Commercial Services — 0.1%
Aramark	16,954	539,476

Commercial Services-Finance — 0.3%
Equifax, Inc.	2,950	301,283
McGraw Hill Financial, Inc.	3,373	343,203
Sabre Corp.	33,245	884,317

		1,528,803

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	12,199	541,392

Computer Services — 1.3%
Accenture PLC, Class A	47,635	4,911,645
International Business Machines Corp.	18,976	3,073,922

		7,985,567

Computers — 0.4%
Apple, Inc.	11,964	1,451,233
Hewlett-Packard Co.	23,116	705,501

		2,156,734

Computers-Memory Devices — 0.5%
EMC Corp.	20,338	546,889
Seagate Technology PLC	13,601	688,211
Western Digital Corp.	18,153	1,562,247

		2,797,347

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	11,236	578,766

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	19,832	1,521,114

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	11,281	738,116
Fiserv, Inc.†	11,257	977,783

		1,715,899

Diagnostic Equipment — 1.0%
Danaher Corp.	62,448	5,717,739

Distribution/Wholesale — 0.1%
LKQ Corp.†	23,403	736,258

Diversified Banking Institutions — 4.0%
Bank of America Corp.	87,166	1,558,528
Citigroup, Inc.	19,043	1,113,254
Goldman Sachs Group, Inc.	20,920	4,290,064
HSBC Holdings PLC	93,986	850,845
JPMorgan Chase & Co.	219,870	15,067,691
Morgan Stanley	28,289	1,098,745

		23,979,127

Diversified Manufacturing Operations — 1.6%
3M Co.	25,198	3,813,465
Eaton Corp. PLC	25,903	1,569,204
Illinois Tool Works, Inc.	20,660	1,848,450
Pentair PLC	17,671	1,074,574

131

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Siemens AG	9,086	$972,325

		9,278,018

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	2,781	1,491,033

Electric-Distribution — 0.5%
PG&E Corp.	16,279	854,810
PPL Corp.	62,340	1,983,036

		2,837,846

Electric-Integrated — 1.0%
American Electric Power Co., Inc.	44,314	2,506,843
Duke Energy Corp.	18,071	1,341,230
Edison International	6,379	382,804
Engie	47,771	917,342
Public Service Enterprise Group, Inc.	15,970	665,470

		5,813,689

Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A	24,487	1,239,287
Intel Corp.	21,254	615,303
Microchip Technology, Inc.	55,614	2,382,504
NVIDIA Corp.	5,643	112,578
Texas Instruments, Inc.	41,070	2,052,679

		6,402,351

Electronic Security Devices — 0.3%
Tyco International PLC	51,418	1,953,370

Enterprise Software/Service — 0.5%
CA, Inc.	22,221	647,409
Oracle Corp.	51,441	2,054,553

		2,701,962

Entertainment Software — 0.2%
Electronic Arts, Inc.†	16,572	1,185,727

Finance-Credit Card — 0.9%
American Express Co.	27,626	2,101,234
Discover Financial Services	22,877	1,276,765
Visa, Inc., Class A	25,843	1,947,012

		5,325,011

Finance-Other Services — 0.2%
NASDAQ OMX Group, Inc.	17,661	901,241

Fisheries — 0.1%
Marine Harvest ASA	49,962	617,151

Food-Misc./Diversified — 1.9%
Danone SA	21,342	1,445,944
General Mills, Inc.	65,095	3,789,180
Ingredion, Inc.	6,268	552,838
Kellogg Co.	18,418	1,218,719
McCormick & Co., Inc.	9,200	754,492
Mondelez International, Inc., Class A	17,803	803,449
Nestle SA	39,690	3,006,631

		11,571,253

Food-Retail — 0.1%
Kroger Co.	19,901	780,915

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	6,000	259,680

Security Description	Shares	Value (Note 3)

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	17,605	$472,694

Independent Power Producers — 0.1%
NRG Energy, Inc.	22,955	515,340

Industrial Gases — 0.1%
Praxair, Inc.	4,098	467,746

Instruments-Controls — 0.8%
Honeywell International, Inc.	45,523	4,782,191

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.	25,359	3,538,341

Insurance Brokers — 0.4%
Aon PLC	23,905	2,408,907

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	31,208	2,757,539
Suncorp Group, Ltd.	77,796	811,463

		3,569,002

Insurance-Multi-line — 2.0%
ACE, Ltd.	29,656	3,225,683
Delta Lloyd NV	48,218	856,025
MetLife, Inc.	112,074	6,247,005
Zurich Insurance Group AG	4,433	1,350,131

		11,678,844

Insurance-Property/Casualty — 0.7%
Chubb Corp.	8,522	1,059,540
Travelers Cos., Inc.	30,136	3,198,033

		4,257,573

Insurance-Reinsurance — 0.3%
Validus Holdings, Ltd.	35,563	1,648,345

Internet Security — 0.1%
Symantec Corp.	35,905	816,480

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	5,755	1,935,521
Franklin Resources, Inc.	44,883	2,044,421

		3,979,942

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,377	344,163

Machinery-Farming — 0.1%
Deere & Co.	3,813	360,595

Medical Instruments — 1.0%
Medtronic PLC	48,869	3,830,841
St. Jude Medical, Inc.	28,741	2,121,661

		5,952,502

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc.	6,407	666,776

Medical-Drugs — 5.5%
Abbott Laboratories	67,535	3,423,349
Bayer AG	5,175	763,287
Bristol-Myers Squibb Co.	60,828	3,992,750
Eli Lilly & Co.	49,707	4,200,739
Indivior PLC†	7,487	30,844
Johnson & Johnson	72,320	7,247,187
Merck & Co., Inc.	110,820	6,533,947
Novartis AG	3,946	409,995
Pfizer, Inc.	131,188	4,730,639

132

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-Drugs (continued)
Roche Holding AG	1,127	$325,516
Valeant Pharmaceuticals International, Inc.†	2,802	721,599

		32,379,852

Medical-Generic Drugs — 0.2%
Allergan PLC†	4,050	1,341,157

Medical-HMO — 0.1%
Health Net, Inc.†	11,030	737,466

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	3,071	677,370

Metal-Diversified — 0.1%
Rio Tinto PLC	22,374	868,792

Multimedia — 1.2%
Time Warner, Inc.	32,585	2,868,784
Twenty-First Century Fox, Inc., Class A	25,182	868,527
Viacom, Inc., Class B	10,454	595,878
Walt Disney Co.	25,098	3,011,760

		7,344,949

Networking Products — 0.5%
Cisco Systems, Inc.	113,121	3,214,899

Oil & Gas Drilling — 0.1%
Noble Corp. PLC	29,315	350,314

Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	16,325	1,213,764
Canadian Natural Resources, Ltd.	14,224	346,781
Crescent Point Energy Corp.	61,069	925,012
EOG Resources, Inc.	14,826	1,144,419
EQT Corp.	8,881	682,505
Noble Energy, Inc.	24,230	853,623
Occidental Petroleum Corp.	23,225	1,630,395

		6,796,499

Oil Companies-Integrated — 1.3%
Chevron Corp.	34,445	3,047,693
Exxon Mobil Corp.	43,910	3,478,111
Royal Dutch Shell PLC, Class A	48,348	1,389,250

		7,915,054

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	17,971	982,475
Valero Energy Corp.	42,237	2,770,747

		3,753,222

Oil-Field Services — 0.2%
Baker Hughes, Inc.	1,697	98,680
Schlumberger, Ltd.	14,301	1,184,409

		1,283,089

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	24,521	2,208,606

Pipelines — 0.3%
Williams Cos., Inc.	15,435	810,029
Williams Partners LP	14,791	682,309

		1,492,338

Security Description	Shares	Value (Note 3)

Publishing-Periodicals — 0.0%
Time, Inc.	1,265	$28,235

Real Estate Investment Trusts — 0.5%
Home Properties, Inc.	11,973	882,410
Hospitality Properties Trust	18,087	495,945
Medical Properties Trust, Inc.	65,695	898,051
Starwood Property Trust, Inc.	24,380	530,509

		2,806,915

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	135,173	2,399,321

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	2,350	409,393

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	4,144	270,313

Retail-Discount — 1.0%
Target Corp.	70,242	5,749,308

Retail-Drug Store — 1.2%
CVS Health Corp.	65,889	7,410,536

Retail-Office Supplies — 0.1%
Staples, Inc.	23,199	341,257

Retail-Regional Department Stores — 0.6%
Kohl’s Corp.	56,257	3,449,679

Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	5,571	410,917
McDonald’s Corp.	12,514	1,249,648
Yum! Brands, Inc.	15,473	1,357,910

		3,018,475

Semiconductor Components-Integrated Circuits — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	65,936	1,457,845

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	7,487	718,946

Telephone-Integrated — 1.7%
AT&T, Inc.	25,814	896,778
Frontier Communications Corp.	257,859	1,217,095
TDC A/S	89,953	678,468
Telecom Italia SpA RSP	503,939	523,012
Telefonica Brasil SA ADR	61,506	800,808
Verizon Communications, Inc.	125,870	5,889,457

		10,005,618

Tobacco — 2.6%
Altria Group, Inc.	56,616	3,078,778
Imperial Tobacco Group PLC	5,233	274,992
Japan Tobacco, Inc.	44,600	1,732,215
Philip Morris International, Inc.	100,503	8,596,022
Reynolds American, Inc.	20,214	1,734,159

		15,416,166

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	10,538	1,111,654

Toys — 0.2%
Hasbro, Inc.	16,446	1,294,958

Transport-Rail — 0.3%
Canadian National Railway Co.	10,069	628,608
Union Pacific Corp.	12,145	1,185,230

		1,813,838

133

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares / Principal Amount	Value (Note 3)

COMMON STOCKS (continued)
Transport-Services — 0.4%
United Parcel Service, Inc., Class B	$23,804	$2,436,577

Web Portals/ISP — 0.1%
Google, Inc., Class A†	1,157	760,727

Total Common Stocks (cost $253,667,296)		347,942,621

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	3,200	164,672

Telephone-Integrated — 0.1%
Frontier Communications Corp. Series A 11.13%	3,425	334,794

Total Convertible Preferred Securities (cost $504,484)		499,466

PREFERRED SECURITIES — 0.1%
Medical-Generic Drugs — 0.1%
Actavis PLC 5.50% (cost $519,473)	514	571,635

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	572,730
BPCE SA FRS 12.50% due 09/30/2019*(1)	593,000	784,242

		1,356,972

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(1)	364,000	366,075

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(1)	400,000	471,500

Insurance-Multi-line — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2037*	474,000	487,035

Total Preferred Securities/Capital Securities (cost $2,396,396)		2,681,582

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	$630,000	620,341
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.79% due 12/28/2040*(2)	472,110	292,840
Cent CLO LP FRS Series 2013-17A, Class A1 1.60% due 01/30/2025*(2)(3)	529,000	523,974
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 06/10/2017(4)	700,000	745,429
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(4)	500,000	518,203

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
COMM 2015-LC21 Mtg. Trust Series LC21, Class A4 3.71% due 07/10/2048(4)	$821,121	$852,365
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)	1,116,406	1,182,359
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	477,791
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.39% due 07/15/2025*(2)(3)	680,000	669,460
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	350,403
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	270,288
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	185,282	181,245
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(4)	1,725,000	1,795,892
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,374	887,775
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.45% due 04/25/2025*(2)(3)	617,000	608,239
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,033,744
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(4)	136,070	135,946
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(4)	122,569	123,879
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.77% due 05/15/2017(4)	550,000	580,594
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.94% due 02/15/2051(4)	31,872	31,902
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 0.94% due 11/15/2030*(4)(5)	765,791	14,806
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.48% due 08/01/2021*(3)	239,921	239,777
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	406,694	332,050

134

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.71% due 06/15/2049(4)	$707,737	$746,221
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	913,583

Total Asset Backed Securities (cost $14,380,369)		14,129,106

U.S. CORPORATE BONDS & NOTES — 8.1%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	444,530

Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	571,798

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	325,823

Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	755,254
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	600,000	635,485
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,429
US Bancorp Senior Notes 3.70% due 01/30/2024	483,000	503,990
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	818,000	786,984

		2,954,142

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	980,632

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	341,223

Cable/Satellite TV — 0.2%
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	449,000	449,994
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	607,194

		1,057,188

Security Description	Principal Amount	Value (Note 3)

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	$240,000	$257,836
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	506,094

		763,930

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	210,297

Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	826,878
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,326,431
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	545,581
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	465,798
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	815,456
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	880,154
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	675,286
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	252,860
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,422,584

		7,211,028

Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS Company Guar. Notes 0.90% due 01/09/2020	798,000	799,314
General Electric Capital Corp. Company Guar. Notes 2.30% due 01/14/2019	470,000	476,660
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	345,000	346,496

		1,622,470

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	582,432

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	420,259

135

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	$66,915	$66,907
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	217,898
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	545,045
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	525,189
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	190,057
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	671,418
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	432,172

		3,068,945

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	607,798

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	188,333

Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025*(2)	361,000	355,757
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,953

		507,710

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	256,000	259,588
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	410,000	417,950

		677,538

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	632,126

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	360,883

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	605,677

Security Description	Principal Amount	Value (Note 3)

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	$640,000	$640,582

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	524,014

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	372,000	374,679
Becton Dickinson and Co. Senior Notes 6.38% due 08/01/2019	720,000	823,630
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	744,633

		1,942,942

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	423,000	424,498
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	194,204

		618,702

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,141,296

Medical-Generic Drugs — 0.1%
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	595,872

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Note 3.75% due 07/15/2025	514,000	523,821
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	362,856

		886,677

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	517,387

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 8.50% due 02/23/2025	664,000	880,057
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	855,636

		1,735,693

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	340,000	371,649

136

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Apache Corp. Senior Notes 3.25% due 04/15/2022	$263,000	$257,660
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	183,006

		812,315

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.44% due 11/15/2017	1,056,000	1,055,256

Pipelines — 0.5%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	837,418
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	322,170
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	269,751
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	640,179
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	494,556
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	120,178
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	237,506

		2,921,758

Real Estate Investment Trusts — 0.2%
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	603,422
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	166,795
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	507,062

		1,277,279

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	883,725

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	426,750

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	398,369

Security Description	Principal Amount	Value (Note 3)

Retail-Building Products (continued)
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	$173,000	$214,905

		613,274

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,754,380

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	773,000	786,319
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	529,000	526,234
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	265,000	250,174

		1,562,727

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	506,082
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	499,601
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	894,804
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,070,000	1,264,129

		3,164,616

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	619,649
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	521,000	535,078

		1,154,727

Total U.S. Corporate Bonds & Notes (cost $45,897,994)		47,944,475

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	540,980

Banks-Commercial — 0.6%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	522,000	569,241
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	562,274

137

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	$460,000	$511,577
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	486,200
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	532,683
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	720,620
Santander US Debt SA Unipersonal Company Guar. Notes 3.78% due 10/07/2015*	300,000	301,432
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,009

		3,886,036

Banks-Special Purpose — 0.2%
KfW Government Guar. Notes 4.88% due 06/17/2019	840,000	947,357

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	610,902

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	191,187

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,116,841

Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	155,262

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(2)	561,000	571,058

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,088,614

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	964,673

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	364,000	358,598

Security Description	Principal Amount	Value (Note 3)

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	$288,000	$280,761
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	325,033
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	352,000	355,517

		961,311

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	640,515
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	159,742	165,039

		805,554

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	211,665
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	581,513
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,191,352
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	231,633
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	575,084
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	584,000	603,808
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	773,374
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	599,998

		4,768,427

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	758,740

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	668,950

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	639,630

138

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(2)	$517,000	$514,799

		1,154,429

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	685,426

Total Foreign Corporate Bonds & Notes (cost $19,388,690)		20,234,345

U.S. GOVERNMENT AGENCIES — 12.1%
Federal Home Loan Mtg. Corp. — 3.9%
3.00% due 03/01/2043	466,846	470,756
3.00% due 04/01/2043	1,080,392	1,086,822
3.00% due 05/01/2043	930,374	936,087
3.00% due October TBA	1,685,000	1,739,026
3.50% due 02/01/2042	527,515	548,596
3.50% due 04/01/2042	297,348	310,130
3.50% due 12/01/2042	813,559	846,672
3.50% due 04/01/2043	221,956	230,128
3.50% due 07/01/2043	312,287	324,217
3.50% due 08/01/2043	541,793	562,023
4.00% due 11/01/2040	731,502	778,998
4.00% due 01/01/2041	1,068,936	1,138,523
4.00% due 11/01/2043	748,610	795,165
4.00% due 04/01/2044	617,836	658,118
4.00% due 09/01/2044	1,679,758	1,784,219
4.00% due September TBA	363,000	384,496
4.50% due 08/01/2018	49,156	51,215
4.50% due 11/01/2018	101,328	105,574
4.50% due 01/01/2019	28,211	29,442
4.50% due 03/01/2019	7,630	7,962
4.50% due 08/01/2019	5,490	5,732
4.50% due 02/01/2020	9,678	10,147
4.50% due 08/01/2024	269,476	287,785
4.50% due 04/01/2035	48,189	52,473
4.50% due 07/01/2039	352,039	383,138
4.50% due 09/01/2039	141,336	153,863
4.50% due 10/01/2039	85,436	92,947
4.50% due September TBA	399,261	431,818
5.00% due 03/01/2018	27,911	29,154
5.00% due 05/01/2018	26,596	27,786
5.00% due 09/01/2018	30,102	31,449
5.00% due 02/01/2019	41,082	43,073
5.00% due 09/01/2033	183,304	204,343
5.00% due 03/01/2034	81,226	90,288
5.00% due 04/01/2034	31,967	35,463
5.00% due 08/01/2035	51,828	57,161
5.00% due 10/01/2035	104,508	115,426
5.00% due 11/01/2035	354,735	391,598
5.00% due 12/01/2036	61,755	68,193
5.00% due 07/01/2039	484,074	532,750
5.50% due 01/01/2019	59,878	62,324
5.50% due 04/01/2019	5,364	5,592
5.50% due 06/01/2019	4,087	4,282
5.50% due 07/01/2019	10,535	11,010
5.50% due 10/01/2024	48,853	54,561
5.50% due 06/01/2025	67,450	75,293
5.50% due 07/01/2025	41,554	46,407
5.50% due 08/01/2025	59,102	66,003

Security Description	Principal Amount	Value (Note 3)

Federal Home Loan Mtg. Corp. (continued)
5.50% due 09/01/2025	$40,562	$45,567
5.50% due 12/01/2033	114,269	129,090
5.50% due 01/01/2034	172,600	194,022
5.50% due 04/01/2034	29,692	33,279
5.50% due 11/01/2034	22,284	25,044
5.50% due 05/01/2035	20,883	23,327
5.50% due 09/01/2035	50,371	56,470
5.50% due 10/01/2035	28,454	31,769
6.00% due 04/01/2016	855	862
6.00% due 04/01/2017	5,823	5,991
6.00% due 07/01/2017	3,382	3,456
6.00% due 10/01/2017	5,792	5,942
6.00% due 08/01/2019	40,952	42,982
6.00% due 09/01/2019	3,734	3,837
6.00% due 11/01/2019	19,353	20,331
6.00% due 05/01/2021	14,317	15,292
6.00% due 10/01/2021	55,478	59,446
6.00% due 02/01/2023	69,744	78,755
6.00% due 12/01/2025	26,156	29,529
6.00% due 02/01/2026	23,994	27,088
6.00% due 04/01/2034	63,661	72,660
6.00% due 07/01/2034	83,815	95,661
6.00% due 08/01/2034	206,278	234,783
6.00% due 09/01/2034	14,440	16,311
6.00% due 07/01/2035	59,791	68,118
6.00% due 08/01/2035	48,337	55,229
6.00% due 11/01/2035	91,113	102,861
6.00% due 03/01/2036	36,173	41,176
6.00% due 07/01/2036	27,678	31,252
6.00% due 10/01/2036	56,595	64,188
6.00% due 01/01/2037	77,243	87,225
6.00% due 03/01/2037	8,832	9,973
6.00% due 05/01/2037	82,302	92,921
6.00% due 06/01/2037	78,927	89,800
6.50% due 05/01/2034	16,827	19,226
6.50% due 06/01/2034	45,556	52,052
6.50% due 08/01/2034	88,117	100,683
6.50% due 10/01/2034	49,315	57,960
6.50% due 11/01/2034	1,486	1,698
6.50% due 05/01/2037	51,104	58,391
6.50% due 07/01/2037	45,142	51,833
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K712, Class A2 1.87% due 11/25/2019(4)	225,000	225,999
Series K704, Class A2
2.41% due 08/25/2018(4)	279,000	286,703
Series K503, Class A2
2.46% due 08/25/2019(4)	200,000	206,197
Series K026, Class A2
2.51% due 11/25/2022(4)	263,000	263,107
Series K042, Class A2
2.67% due 12/25/2024(4)	320,000	316,097
Series K025, Class A2
2.68% due 10/25/2022(4)	200,000	202,402
Series K718, Class A2
2.79% due 01/25/2022(4)	299,000	307,713
Series K028, Class A2
3.11% due 02/25/2023(4)	439,000	456,143
Series K702, Class A2
3.15% due 02/25/2018(4)	68,002	70,978

139

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K041, Class A2
3.17% due 10/25/2024(4)	$267,000	$274,898
Series K030, Class A2
3.25% due 04/25/2023 VRS(4)	507,000	530,334
Series K029, Class A2
3.32% due 02/25/2023(4)	118,000	124,249
Series K035, Class A2
3.46% due 08/25/2023 VRS(4)	523,000	553,837
Series K701, Class A2
3.88% due 11/25/2017 VRS(4)	197,389	208,134
Series K003, Class A5
5.09% due 03/25/2019(4)	793,000	885,466

		23,306,565

Federal National Mtg. Assoc. — 6.3%
2.41% due 05/01/2023	105,917	106,000
2.50% due 02/01/2028	243,605	249,566
2.50% due 05/01/2028	141,472	144,931
2.50% due 05/01/2030	180,904	183,941
2.55% due 05/01/2023	97,147	98,114
2.59% due 05/01/2023	99,302	100,530
3.00% due 03/01/2027	96,479	100,361
3.00% due 04/01/2027	299,193	311,229
3.00% due 04/01/2030	262,999	273,191
3.00% due September TBA	2,330,793	2,414,000
3.50% due 11/01/2041	57,625	60,029
3.50% due 01/01/2042	618,894	644,963
3.50% due 04/01/2043	687,643	714,966
3.50% due 05/01/2043	1,280,601	1,330,210
3.50% due 06/01/2043	434,706	452,145
3.50% due 07/01/2043	1,148,239	1,193,624
3.50% due 09/01/2043	1,789,734	1,860,843
3.80% due 02/01/2018	84,221	89,119
3.85% due 07/01/2018	92,045	97,638
4.00% due 09/01/2040	514,790	550,432
4.00% due 02/01/2041	131,472	140,719
4.00% due 07/01/2043	377,296	402,165
4.00% due 02/01/2045	7,683,367	8,188,059
4.00% due September TBA	364,000	386,338
4.50% due 04/01/2018	22,945	23,927
4.50% due 06/01/2018	33,586	35,023
4.50% due 07/01/2018	18,731	19,533
4.50% due 03/01/2019	39,309	41,062
4.50% due 04/01/2020	57,765	60,689
4.50% due 07/01/2020	16,999	17,857
4.50% due 08/01/2033	199,545	217,281
4.50% due 03/01/2034	605,329	660,952
4.50% due 01/01/2040	180,940	196,836
4.50% due 02/01/2041	237,031	259,230
4.50% due 04/01/2041	480,414	524,364
4.50% due 04/01/2044	2,167,665	2,354,935
4.60% due 09/01/2019	80,950	88,964
4.94% due 08/01/2015	200,000	199,706
5.00% due 02/01/2018	101,327	106,073
5.00% due 12/01/2018	83,414	88,202
5.00% due 07/01/2019	33,198	35,085
5.00% due 11/01/2019	49,934	52,322
5.00% due 03/01/2020	23,763	24,975
5.00% due 07/01/2020	29,286	30,977
5.00% due 08/01/2020	19,542	20,924
5.00% due 12/01/2020	60,650	64,722

Security Description	Principal Amount	Value (Note 3)

Federal National Mtg. Assoc. (continued)
5.00% due 11/01/2033	$97,500	$108,061
5.00% due 03/01/2034	78,193	86,822
5.00% due 05/01/2034	32,041	35,514
5.00% due 08/01/2034	32,652	36,209
5.00% due 09/01/2034	90,330	100,294
5.00% due 06/01/2035	138,228	153,101
5.00% due 07/01/2035	310,936	344,146
5.00% due 08/01/2035	64,562	71,364
5.00% due 09/01/2035	51,338	56,807
5.00% due 10/01/2035	266,011	294,203
5.00% due 10/01/2039	104,763	115,800
5.00% due 11/01/2039	150,276	167,439
5.00% due 11/01/2040	84,958	94,585
5.00% due 01/01/2041	34,887	38,626
5.00% due 03/01/2041	67,463	74,841
5.27% due 12/01/2016	309,224	322,539
5.37% due 05/01/2018	497,125	547,956
5.50% due 11/01/2017	26,945	27,828
5.50% due 01/01/2018	55,173	57,025
5.50% due 02/01/2018	24,129	24,837
5.50% due 07/01/2019	70,858	74,789
5.50% due 08/01/2019	16,773	17,720
5.50% due 09/01/2019	75,229	79,400
5.50% due 01/01/2021	58,976	63,161
5.50% due 03/01/2021	21,998	23,865
5.50% due 05/01/2022	28,088	30,060
5.50% due 02/01/2033	85,611	96,873
5.50% due 06/01/2033	114,175	129,211
5.50% due 07/01/2033	383,671	434,161
5.50% due 11/01/2033	134,170	151,849
5.50% due 12/01/2033	12,722	14,268
5.50% due 01/01/2034	104,144	117,276
5.50% due 02/01/2034	205,009	232,111
5.50% due 03/01/2034	32,650	37,014
5.50% due 04/01/2034	51,245	57,965
5.50% due 05/01/2034	241,811	273,624
5.50% due 06/01/2034	16,707	18,922
5.50% due 07/01/2034	247,276	279,712
5.50% due 09/01/2034	458,348	518,192
5.50% due 10/01/2034	590,735	667,070
5.50% due 11/01/2034	591,120	668,353
5.50% due 12/01/2034	241,614	271,690
5.50% due 01/01/2035	367,231	416,003
5.50% due 04/01/2035	49,036	55,270
5.50% due 09/01/2035	194,742	221,181
5.50% due 06/01/2036	102,956	115,798
5.50% due 03/01/2037	62,111	70,774
5.73% due 07/01/2016	156,028	159,837
6.00% due 01/01/2017	3,476	3,549
6.00% due 02/01/2017	21,422	21,992
6.00% due 08/01/2017	16,551	17,065
6.00% due 03/01/2018	5,848	6,059
6.00% due 11/01/2018	46,647	48,367
6.00% due 01/01/2021	31,375	33,565
6.00% due 05/01/2021	13,180	14,165
6.00% due 07/01/2021	65,972	72,015
6.00% due 11/01/2025	35,486	40,221
6.00% due 04/01/2034	124,011	142,406
6.00% due 05/01/2034	115,796	131,191
6.00% due 06/01/2034	329,266	377,601
6.00% due 07/01/2034	166,380	190,233
6.00% due 08/01/2034	110,181	125,058

140

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 10/01/2034	$202,622	$230,846
6.00% due 11/01/2034	15,742	17,840
6.00% due 12/01/2034	4,576	5,185
6.00% due 08/01/2035	43,516	49,870
6.00% due 09/01/2035	108,486	124,187
6.00% due 10/01/2035	77,961	89,448
6.00% due 11/01/2035	20,402	23,364
6.00% due 12/01/2035	196,281	225,518
6.00% due 02/01/2036	167,399	192,087
6.00% due 03/01/2036	14,181	16,261
6.00% due 04/01/2036	45,317	52,002
6.00% due 06/01/2036	33,903	38,526
6.00% due 12/01/2036	31,790	36,410
6.00% due 07/01/2037	62,930	71,950
6.50% due 06/01/2031	41,136	47,509
6.50% due 07/01/2031	1,939	2,225
6.50% due 09/01/2031	33,190	38,094
6.50% due 02/01/2032	15,837	18,177
6.50% due 07/01/2032	117,937	138,100
6.50% due 08/01/2032	81,810	93,898
6.50% due 01/01/2033	61,649	73,123
6.50% due 04/01/2034	17,728	21,238
6.50% due 06/01/2034	20,516	23,547
6.50% due 08/01/2034	84,380	96,847
6.50% due 05/01/2036	62,128	74,718
6.50% due 01/01/2037	11,953	13,719
6.50% due 02/01/2037	139,206	159,773
6.50% due 05/01/2037	67,961	81,518
6.50% due 07/01/2037	47,078	54,035
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	412,000	425,075

		37,029,475

Government National Mtg. Assoc. — 1.7%
3.00% due 02/15/2043	375,928	384,644
3.00% due 06/20/2043	541,169	553,794
3.00% due 07/20/2043	372,356	381,043
3.50% due 12/15/2041	252,688	265,352
3.50% due 02/15/2042	131,599	137,539
3.50% due 06/20/2043	743,448	779,132
3.50% due 07/20/2043	1,208,077	1,266,063
3.50% due October TBA	1,181,000	1,227,294
4.00% due 01/20/2041	980,245	1,052,292
4.00% due 02/20/2041	244,759	262,723
4.00% due 04/20/2041	183,698	197,144
4.00% due 02/20/2042	272,864	291,430
4.00% due 01/20/2045	32,234	34,224
4.50% due 07/20/2033	14,769	16,058
4.50% due 09/20/2033	111,064	120,680
4.50% due 12/20/2034	48,913	53,134
4.50% due 11/15/2039	322,766	350,435
4.50% due 03/15/2040	277,581	307,567
4.50% due 04/15/2040	409,973	445,986
4.50% due 06/15/2040	144,532	158,083
4.50% due 01/20/2041	242,985	265,460
5.00% due 07/20/2033	24,256	27,037
5.00% due 06/15/2034	109,840	122,657
5.00% due 10/15/2034	48,162	53,807
5.50% due 11/15/2032	109,707	124,289
5.50% due 05/15/2033	353,007	406,143

Security Description	Principal Amount	Value (Note 3)

Government National Mtg. Assoc. (continued)
5.50% due 12/15/2033	$122,096	$140,192
5.50% due 10/15/2035	5,438	6,201
6.00% due 09/15/2032	92,153	105,415
6.00% due 04/15/2033	133,778	155,322
6.00% due 02/15/2034	120,606	140,170
6.00% due 07/15/2034	62,657	73,198
6.00% due 09/15/2034	25,800	29,153
6.00% due 01/20/2035	29,853	34,613
6.00% due 02/20/2035	39,376	44,519
6.00% due 04/20/2035	22,867	26,485
6.00% due 01/15/2038	164,493	189,386

		10,228,664

Small Business Administration — 0.1%
Series 2003-20G, Class 1 4.35% due 07/01/2023	24,510	25,860
Series 2004-20D, Class 1 4.77% due 04/01/2024	81,381	86,805
Series 2005-20C, Class 1 4.95% due 03/01/2025	229,695	246,521
Series 2004-20I, Class 1 4.99% due 09/01/2024	133,415	144,044
Series 2004-20E, Class 1 5.18% due 05/01/2024	141,232	152,451
Series 2004-20F, Class 1 5.52% due 06/01/2024	159,460	174,703

		830,384

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	297,695

Total U.S. Government Agencies (cost $69,289,014)		71,692,783

U.S. GOVERNMENT TREASURIES — 12.0%
United States Treasury Bonds — 3.3%
2.88% due 05/15/2043	2,277,900	2,250,317
4.50% due 08/15/2039	10,699,400	13,817,269
5.00% due 05/15/2037	16,000	22,089
5.25% due 02/15/2029	1,000	1,331
5.38% due 02/15/2031	439,000	603,522
6.00% due 02/15/2026	170,000	230,801
6.25% due 08/15/2023	128,000	168,070
6.75% due 08/15/2026	377,000	543,793
8.00% due 11/15/2021	318,000	435,089
8.50% due 02/15/2020	1,341,000	1,756,186

		19,828,467

United States Treasury Notes — 8.7%
0.88% due 12/31/2016	12,669,000	12,738,287
1.00% due 06/30/2019	15,859,000	15,690,498
2.50% due 08/15/2023	7,376,000	7,609,384
3.13% due 05/15/2019	3,511,000	3,751,834
3.13% due 05/15/2021	2,914,000	3,132,550
3.50% due 05/15/2020	1,809,000	1,972,799
3.75% due 11/15/2018	6,163,000	6,690,707

		51,586,059

Total U.S. Government Treasuries (cost $68,764,986)		71,414,526

141

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	$675,000	$945,425

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.4%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	788,747
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	625,687
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	132,855
United Mexican States Senior Bonds 4.75% due 03/08/2044	849,000	823,530

		2,370,819

Security Description	Principal Amount	Value (Note 3)

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	$353,000	$355,278

Total Foreign Government Obligations (cost $2,701,496)		2,726,097

Total Long-Term Investment Securities (cost $478,212,814)		580,782,061

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Commercial Paper — 2.9%
HSBC USA, Inc. 0.05% due 08/03/2015*(6) (cost $17,408,952)	17,409,000	17,409,000

TOTAL INVESTMENTS (cost $495,621,766)(7)	100.8%	598,191,061
Liabilities in excess of other assets	(0.8)	(4,828,059)

NET ASSETS	100.0%	$593,363,002

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $37,861,469 representing 6.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $3,536,127 representing 0.6% of net assets.
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2015, the Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
HSBC USA, Inc. 0.05% due 08/03/2015	07/31/2015	$17,409,000	$17,408,952	$17,409,000	$100.00	2.93%

(7)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

RSP — Risparmio Savings Shares

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

142

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$347,942,621	$—	$—	$347,942,621
Convertible Preferred Securities	499,466	—	—	499,466
Preferred Securities	571,635	—	—	571,635
Preferred Securities/Capital Securities	—	2,681,582	—	2,681,582
Asset Backed Securities	—	14,129,106	—	14,129,106
U.S. Corporate Bonds & Notes	—	47,944,475	—	47,944,475
Foreign Corporate Bonds & Notes	—	20,234,345	—	20,234,345
U.S. Government Agencies	—	71,692,783	—	71,692,783
U.S. Government Treasuries	—	71,414,526	—	71,414,526
Municipal Bonds & Notes	—	945,425	—	945,425
Foreign Government Obligations	—	2,726,097	—	2,726,097
Short-Term Investment Securities	—	17,409,000	—	17,409,000

Total Investments at Value	$349,013,722	$249,177,339	$—	$598,191,061

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $22,291,150 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

143

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	44.2%
Domestic Fixed Income Investment Companies	22.8
United States Treasury Notes	14.4
International Equity Investment Companies	13.1
Registered Investment Companies	4.1
United States Treasury Bonds	0.8
International Fixed Income Investment Companies	0.7
Options Purchased	0.3

100.4%

*	Calculated as a percentage of net assets

144

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.8%
Domestic Equity Investment Companies — 44.2%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	3,941,594	$209,979,016
Anchor Series Trust Growth and Income Portfolio, Class 1	14,517,013	195,567,575
Anchor Series Trust Growth Portfolio, Class 1	11,219,420	371,454,742
Anchor Series Trust Natural Resources Portfolio, Class 1	2,857,751	48,886,783
Seasons Series Trust Focus Growth Portfolio, Class 1	9,928,609	111,276,024
Seasons Series Trust Focus Value Portfolio, Class 1	9,943,280	179,500,262
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,033,756	99,954,352
Seasons Series Trust Large Cap Value Portfolio, Class 1	20,496,965	349,517,594
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,251,501	95,268,882
Seasons Series Trust Mid Cap Value Portfolio, Class 1	7,872,981	157,943,371
Seasons Series Trust Small Cap Portfolio, Class 1	7,332,717	103,022,256
Seasons Series Trust Stock Portfolio, Class 1	14,540,215	389,015,325
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1	4,366,432	78,633,811
SunAmerica Series Trust Blue Chip Growth, Class 1	32,952,728	360,647,800
SunAmerica Series Trust Equity Index Portfolio, Class 1	44,969,765	817,416,283
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	4,045,248	112,904,528
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	9,380,849	95,354,266
SunAmerica Series Trust Growth-Income Portfolio, Class 1	10,245,988	332,399,318
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,542,769	354,308,488
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	5,126,435	103,816,674
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,685,992	60,455,497
SunAmerica Series Trust Small Company Value Portfolio, Class 1	6,844,708	169,617,042

		4,796,939,889

Domestic Fixed Income Investment Companies — 22.8%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	22,237,215	339,114,946
SA JPMorgan MFS Core Bond Portfolio, Class 1	73,961,783	670,927,300
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	51,155,586	601,914,117
Seasons Series Trust Real Return Portfolio, Class 1†	11,682,765	115,026,827
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	42,438,331	578,991,747
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	27,261,704	160,752,101

		2,466,727,038

Security Description	Shares/ Principal Amount	Value (Note 3)
International Equity Investment Companies — 13.1%
Seasons Series Trust International Equity Portfolio, Class 1	33,551,736	$298,554,487
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	32,394,569	225,113,780
SunAmerica Series Trust Foreign Value Portfolio, Class 1	25,821,532	430,766,928
SunAmerica Series Trust Global Equities Portfolio, Class 1	17,866,528	354,557,068
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	10,268,317	104,071,392
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	1,023,572	10,572,161

		1,423,635,816

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1†	7,142,807	76,546,048

Total Affiliated Registered Investment Companies (cost $8,021,069,018)		8,763,848,791

U.S. GOVERNMENT TREASURIES — 15.2%
United States Treasury Bonds — 0.8%
6.25% due 08/15/2023	$16,198,000	21,268,735
7.13% due 02/15/2023	11,415,000	15,557,401
7.25% due 08/15/2022	8,834,000	11,956,960
7.50% due 11/15/2024	10,000,000	14,537,500
7.63% due 11/15/2022	3,387,000	4,707,402
7.63% due 02/15/2025	10,155,000	14,970,694

		82,998,692

United States Treasury Notes — 14.4%
1.63% due 08/15/2022	56,272,000	55,032,272
1.63% due 11/15/2022(1)	83,518,400	81,443,469
1.75% due 05/15/2023	130,101,000	127,214,319
2.00% due 02/15/2023(1)	123,539,000	123,394,212
2.00% due 02/15/2025	167,075,000	164,190,283
2.13% due 05/15/2025	112,825,000	112,049,328
2.25% due 11/15/2024	166,940,000	167,761,679
2.38% due 08/15/2024	166,780,000	169,490,175
2.50% due 05/15/2024(1)	162,462,000	166,967,721
2.50% due 08/15/2023	109,798,000	113,272,118
2.75% due 11/15/2023	142,706,000	149,930,491
2.75% due 02/15/2024	126,501,000	132,667,924

		1,563,413,991

Total U.S. Government Treasuries (cost $1,619,102,091)		1,646,412,683

OPTIONS - PURCHASED — 0.3%
Put Options Purchased(4) (cost $42,865,840)	3,340,000	34,043,326

Total Long-Term Investment Securities (cost $9,683,036,949)		10,444,304,800

145

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 4.1%
Registered Investment Companies — 4.1%
AllianceBernstein Government STIF Portfolio 0.11%(3) (cost $443,248,771)	$443,248,771	$443,248,771

TOTAL INVESTMENTS (cost $10,126,285,720)(2)	100.4%	10,887,553,571
Liabilities in excess of other assets	(0.4)	(44,791,595)

NET ASSETS	100.0%	$10,842,761,976

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 9
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of July 31, 2015.
(4)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2015	$1,840	2,480,000	$24,803,600	$15,501,691	$(9,301,909)
S&P 500 Index	November 2015	1,925	860,000	18,062,240	18,541,635	479,395

				$42,865,840	$34,043,326	$(8,822,514)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation/ (Depreciation)
42,100	Long	S&P 500 E-Mini Index	September 2015	$4,431,512,125	$4,417,132,000	$(14,380,125)

Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2015	$2,200	2,480,000	$26,817,735	$14,383,110	$12,434,625
S&P 500 Index	November 2015	2,250	860,000	6,711,303	3,123,897	3,587,406

				$33,529,038	$17,507,007	$16,022,031

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$8,763,848,791	$—	$—	$8,763,848,791
U.S. Government Treasuries	—	1,646,412,683	—	1,646,412,683
Options-Purchased	34,043,326	—	—	34,043,326
Short-Term Investment Securities	443,248,771	—	—	443,248,771

Total Investments at Value	$9,241,140,888	$1,646,412,683	$—	$10,887,553,571

Other Financial Instruments:+
Written Call Options	$16,022,031	$—	$—	$16,022,031

146

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$14,380,125	$—	$—	$14,380,125

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

147

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.0%
United States Treasury Notes	14.3
Domestic Fixed Income Investment Companies	14.3
International Equity Investment Companies	11.1
Registered Investment Companies	4.0
International Fixed Income Investment Companies	1.6
United States Treasury Bonds	0.8
Options Purchased	0.3

100.4%

*	Calculated as a percentage of net assets

148

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.0%
Domestic Equity Investment Companies — 54.0%
Seasons Series Trust Focus Value Portfolio, Class 1	5,432,948	$98,077,851
Seasons Series Trust Large Cap Growth Portfolio, Class 1	8,056,991	114,495,206
Seasons Series Trust Large Cap Value Portfolio, Class 1	21,562,014	367,678,984
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,822,872	51,210,473
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,765,458	75,540,523
Seasons Series Trust Small Cap Portfolio, Class 1	5,066,806	71,186,951
SunAmerica Series Trust Capital Growth Portfolio, Class 1	4,358,420	62,466,922
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	8,496,888	246,975,503
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	10,730,845	145,882,099
SunAmerica Series Trust Equity Index Portfolio, Class 1	27,783,477	505,020,796
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	8,193,106	165,015,331
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	649,700	6,604,053
SunAmerica Series Trust Growth-Income Portfolio, Class 1	8,739,011	283,510,110
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	3,399,933	68,852,869
SunAmerica Series Trust Real Estate Portfolio, Class 1	5,904,480	96,841,855
SunAmerica Series Trust SA AB Growth Portfolio, Class 1†	2,751,506	123,281,235
SunAmerica Series Trust SA Marsico Focused Growth Portfolio, Class 1	12,350,482	171,995,981
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,429,131	306,126,609
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	4,780,734	96,204,258
SunAmerica Series Trust Small Company Value Portfolio, Class 1	4,806,395	119,106,105

		3,176,073,714

Domestic Fixed Income Investment Companies — 14.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	9,271,458	141,388,660
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	7,835,826	92,199,008
Seasons Series Trust Real Return Portfolio, Class 1†	4,572,467	45,019,849
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	13,909,893	189,774,500
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	15,080,276	88,922,765
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	31,308,155	284,004,724

		841,309,506

International Equity Investment Companies — 11.1%
Seasons Series Trust International Equity Portfolio, Class 1	17,599,151	156,603,088

Security Description	Shares/ Principal Amount	Value (Note 3)

International Equity Investment Companies (continued)
SunAmerica Series Trust Foreign Value Portfolio, Class 1	13,338,227	$222,514,569
SunAmerica Series Trust Global Equities Portfolio, Class 1	7,264,428	144,160,864
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	12,847,944	132,702,497

		655,981,018

International Fixed Income Investment Companies — 1.6%
SunAmerica Series Trust Global Bond Portfolio, Class 1†	8,508,794	91,184,673

Total Affiliated Registered Investment Companies (cost $4,465,794,214)		4,764,548,911

U.S. GOVERNMENT TREASURIES — 15.1%
United States Treasury Bonds — 0.8%
6.25% due 08/15/2023	$8,503,000	11,164,839
7.13% due 02/15/2023	6,111,000	8,328,627
7.25% due 08/15/2022	5,713,000	7,732,637
7.50% due 11/15/2024	5,150,000	7,486,812
7.63% due 11/15/2022	3,076,000	4,275,160
7.63% due 02/15/2025	5,265,000	7,761,763

		46,749,838

United States Treasury Notes — 14.3%
1.63% due 08/15/2022	28,430,500	27,804,148
1.63% due 11/15/2022(1)	43,478,000	42,397,833
1.75% due 05/15/2023	70,183,000	68,625,780
2.00% due 02/15/2023	67,230,000	67,151,206
2.00% due 02/15/2025	89,935,000	88,382,182
2.13% due 05/15/2025	61,150,000	60,729,594
2.25% due 11/15/2024(1)	89,020,000	89,458,157
2.38% due 08/15/2024	89,665,000	91,122,056
2.50% due 08/15/2023	59,690,000	61,578,651
2.50% due 05/15/2024	87,917,400	90,355,701
2.75% due 11/15/2023	78,440,000	82,411,025
2.75% due 02/15/2024	68,139,000	71,460,776

		841,477,109

Total U.S. Government Treasuries (cost $873,330,045)		888,226,947

OPTIONS - PURCHASED — 0.3%
Put Options-Purchased(4) (cost $23,044,740)	1,804,000	18,287,916

Total Long-Term Investment Securities (cost $5,362,168,999)		5,671,063,774

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 4.0%
AllianceBernstein Government STIF Portfolio 0.11%(3) (cost $234,910,659)	234,910,659	234,910,659

TOTAL INVESTMENTS (cost $5,597,079,658)(2)	100.4%	5,905,974,433
Liabilities in excess of other assets	(0.4)	(22,605,613)

NET ASSETS	100.0%	$5,883,368,820

†	Non-income producing security

149

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 9

STIF — Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of July 31, 2015.
(4)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2015	$1,840	1,346,000	$13,426,000	$8,413,418	$(5,012,582)
S&P 500 Index	November 2015	1,925	458,000	9,618,740	9,874,498	255,758

				$23,044,740	$18,287,916	$(4,756,824)

Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	October 2015	$2,200	1,346,000	$14,567,513	$7,806,317	$6,761,196
S&P 500 Index	November 2015	2,250	458,000	3,574,029	1,663,657	1,910,372

				$18,141,542	$9,469,974	$8,671,568

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation/ (Depreciation)
18,400	Long	S&P 500 E-Mini Index	September 2015	$1,939,609,871	$1,930,528,000	$(9,081,871)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,764,548,911	$—	$—	$4,764,548,911
U.S. Government Treasuries	—	888,226,947	—	888,226,947
Options-Purchased	18,287,916	—	—	18,287,916
Short-Term Investment Securities	234,910,659	—	—	234,910,659

Total Investments at Value	$5,017,747,486	$888,226,947	$—	$5,905,974,433

Other Financial Instruments:+
Written Call Options	$8,671,568	$—	$—	$8,671,568

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$9,081,871	$—	$—	$9,081,871

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Financial Statements

150

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Repurchase Agreements	46.8%
U.S. Government Treasuries	20.3
United States Treasury Notes	18.1
Federal Home Loan Mtg. Corp.	1.7
Banks-Commercial	1.1
United States Treasury Bonds	0.8
U.S. Government Agencies	0.7
Diversified Banking Institutions	0.5
Banks-Super Regional	0.5
Auto-Cars/Light Trucks	0.5
Real Estate Investment Trusts	0.4
Finance-Consumer Loans	0.3
Tobacco	0.3
Electric-Integrated	0.2
Oil Companies-Exploration & Production	0.2
Federal National Mtg. Assoc.	0.2
Enterprise Software/Service	0.2
Telephone-Integrated	0.2
Medical Instruments	0.2
Insurance-Life/Health	0.2
Medical-Drugs	0.1
Oil Companies-Integrated	0.1
Medical-Biomedical/Gene	0.1
Finance-Credit Card	0.1
Insurance-Multi-line	0.1
Pipelines	0.1
Banks-Fiduciary	0.1
Medical-HMO	0.1
Medical Products	0.1
Computers	0.1
Banks-Money Center	0.1
Finance-Leasing Companies	0.1
Finance-Auto Loans	0.1
Applications Software	0.1
Casino Hotels	0.1

94.9%

Credit Quality†#

Aaa	73.0%
Aa	1.9
A	10.8
Baa	8.5
Ba	0.8
Not Rated@	5.0

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

151

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2 0.43% due 02/15/2017	$54,644	$54,604
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.47% due 03/15/2024	59,179	58,715

Total Asset Backed Securities (cost $112,304)		113,319

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Notes 3.38% due 04/30/2025*(2)	20,000	19,331

Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS Company Guar. Notes 0.72% due 11/18/2016*	250,000	250,378

Banks-Commercial — 0.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 0.83% due 03/05/2018*(2)	400,000	398,560
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	198,543
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	295,025
Commonwealth Bank of Australia FRS Senior Notes 0.55% due 09/08/2017*(2)	300,000	299,856
Credit Suisse NY FRS Senior Notes 0.98% due 04/27/2018	680,000	677,779
ING Bank NV FRS Notes 0.84% due 03/16/2018*(2)	400,000	399,780
ING Bank NV Senior Notes 2.45% due 03/16/2020*(2)	30,000	30,105
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	854,240
Swedbank AB Senior Notes 2.20% due 03/04/2020*(2)	370,000	368,971
Toronto-Dominion Bank FRS Senior Notes 0.52% due 05/02/2017	200,000	199,619

		3,722,478

Banks-Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*(2)	200,000	203,534

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions — 0.1%
Barclays PLC Senior Notes 3.65% due 03/16/2025	$400,000	$383,529

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	20,000	19,525

Finance-Leasing Companies — 0.1%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(2)	200,000	201,105

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	9,950

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	20,000	19,497

Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	200,000	199,114

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,655

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC FRS Company Guar. Notes 0.70% due 02/13/2018	213,000	212,128
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	200,000	200,308
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	40,000	39,575
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	60,403

		512,414

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	40,818
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	20,338
Imperial Tobacco Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	848,950

		910,106

Total Foreign Corporate Bonds & Notes (cost $6,460,078)		6,460,616

U.S. CORPORATE BONDS & NOTES — 4.7%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 3.60% due 03/01/2035	13,000	12,299

152

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.0%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	$20,000	$20,286

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.70% due 02/12/2025	200,000	192,928

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC FRS Company Guar. Notes 0.70% due 03/02/2018*	390,000	388,995
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	200,000	197,572
Ford Motor Credit Co. LLC FRS Senior Notes 0.80% due 09/08/2017	300,000	297,951
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	146,000	144,321
Toyota Motor Credit Corp. FRS Senior Notes 0.57% due 05/17/2016	100,000	100,186
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	400,000	399,233

		1,528,258

Banks-Commercial — 0.2%
HSBC USA, Inc. FRS Senior Notes 0.89% due 11/13/2019	200,000	199,245
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	149,853
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	251,050

		600,148

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	400,000	386,470

Banks-Super Regional — 0.5%
Bank of America NA FRS Senior Notes 0.70% due 05/08/2017	250,000	249,475
Bank of America NA FRS Senior Notes 0.73% due 06/05/2017	740,000	740,257
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	738,894
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	100,000	96,208

		1,824,834

Security Description	Principal Amount	Value (Note 3)

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	$10,000	$9,408

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	60,181
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	19,812

		79,993

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,025

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	20,204

Casino Hotels — 0.1%
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	200,000	192,500

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	29,190
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	29,365

		58,555

Commercial Services-Finance — 0.0%
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	96,838

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	40,433

Computers — 0.1%
Apple, Inc. FRS Senior Notes 0.58% due 05/06/2019	200,000	200,371
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	102,274

		302,645

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	20,000	20,554

Diversified Banking Institutions — 0.4%
Bank of America Corp. FRS Senior Notes 0.89% due 08/25/2017	110,000	109,794
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	755,910

153

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	$60,000	$59,839
JPMorgan Chase & Co Senior Notes 3.90% due 07/15/2025	170,000	173,283
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	61,176
UBS AG FRS Senior Notes 0.66% due 08/14/2017	250,000	249,394
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	250,521

		1,659,917

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	11,920

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	30,000	30,504

Electric-Integrated — 0.2%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	545,736
Duke Energy Corp. FRS Senior Notes 0.66% due 04/03/2017	100,000	99,807
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	102,110
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.48% due 03/06/2017	100,000	99,680
Entergy Corp. Senior Notes 4.00% due 07/15/2022	40,000	40,762
Exelon Corp. Senior Notes 3.95% due 06/15/2025	20,000	20,271
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.59% due 06/01/2017	30,000	30,078

		938,444

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.10% due 07/29/2022	20,000	20,036
Intel Corp. Senior Notes 3.70% due 07/29/2025	40,000	40,379

		60,415

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	11,605

Security Description	Principal Amount	Value (Note 3)

Enterprise Software/Service — 0.2%
Oracle Corp. FRS Senior Notes 0.79% due 10/08/2019	$200,000	$201,128
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	674,368

		875,496

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC FRS Senior Notes 1.53% due 05/09/2016	200,000	200,893

Finance-Consumer Loans — 0.3%
Navient Corp. Senior Notes 5.88% due 03/25/2021	250,000	234,375
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	11,822
Synchrony Financial FRS Senior Note 4.50% due 07/23/2025	860,000	862,919

		1,109,116

Finance-Credit Card — 0.1%
American Express Credit Corp. FRS Senior Notes 0.76% due 08/15/2019	300,000	297,746
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	200,000	200,582

		498,328

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	24,037

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	101,061

Food-Misc./Diversified — 0.0%
H.J. Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*	20,000	20,083
HJ Heinz Co. Senior Notes 3.50% due 07/15/2022*	20,000	20,169
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	20,000	20,271

		60,523

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	50,614

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	29,684

154

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.2%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	$200,000	$200,831
Principal Life Global Funding II Sec. Notes 2.20% due 04/08/2020*(2)	400,000	397,669

		598,500

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	9,393
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*(2)	150,000	148,612
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	201,890

		359,895

Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*	100,000	100,135

Insurance-Property/Casualty — 0.0%
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,296

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	20,000	20,010

Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	539,775
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	60,000	59,889

		599,664

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	11,567

Medical Products — 0.1%
Becton Dickinson And Co. FRS Senior Notes 0.74% due 06/15/2016	210,000	210,019
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	30,000	29,819
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	9,965
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	29,200
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	28,974

		307,977

Security Description	Principal Amount	Value (Note 3)

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	$530,000	$503,940

Medical-Drugs — 0.1%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	20,000	20,040
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	20,000	19,805
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	370,000	360,353
Johnson & Johnson FRS Senior Notes 0.36% due 11/28/2016	100,000	100,008
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	25,000	24,464

		524,670

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	19,551
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	309,198

		328,749

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. FRS Senior Notes 0.68% due 09/10/2015	100,000	99,994

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	80,000	77,341

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	12,000	11,625

Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. FRS Senior Notes 0.74% due 12/15/2015	100,000	99,935
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	10,000	9,485
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	810,000	810,178

		919,598

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.80% due 01/15/2026	20,000	19,508

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	89,525

155

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	$100,000	$93,103
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	39,098
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	169,826

		391,552

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	100,001
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	676,132
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	812,569

		1,588,702

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*(2)	12,000	11,024

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	20,097

Retail-Discount — 0.0%
Family Tree Escrow LLC Senior Sec. Notes 5.75% due 03/01/2023*	31,000	32,705

Retail-Drug Store — 0.0%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	130,000	132,240

Telephone-Integrated — 0.2%
AT&T, Inc. FRS Senior Notes 0.70% due 03/30/2017	100,000	99,465
AT&T, Inc. FRS Senior Notes 1.21% due 06/30/2020	90,000	90,386
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	47,763
Verizon Communications, Inc. FRS Senior Notes 0.68% due 06/09/2017	200,000	199,146
Verizon Communications, Inc. FRS Senior Notes 1.05% due 06/17/2019	100,000	99,916
Verizon Communications, Inc. FRS Senior Notes 1.82% due 09/15/2016	100,000	101,152
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	102,048

Security Description	Principal Amount	Value (Note 3)

Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	$100,000	$107,750

		847,626

Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	20,000	19,760

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	20,538
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	40,000	41,081
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	106,238

		167,857

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*	100,000	101,509

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045	20,000	19,550

Total U.S. Corporate Bonds & Notes (cost $19,013,768)		18,895,026

U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Mtg. Corp. — 0.6%
1.25% due 10/02/2019	2,000,000	1,972,964
2.38% due 01/13/2022	200,000	204,067

		2,177,031

Federal National Mtg. Assoc. — 0.2%
1.88% due 09/18/2018	900,000	920,373

Total U.S. Government Agencies (cost $3,055,668)		3,097,404

U.S. GOVERNMENT TREASURIES — 18.9%
United States Treasury Bonds — 0.8%
2.88% due 05/15/2043	300,000	296,368
3.13% due 02/15/2042	250,000	260,449
3.13% due 08/15/2044	2,400,000	2,488,687

		3,045,504

United States Treasury Notes — 18.1%
0.12% due 04/30/2017 FRS(3)	518,000	517,968
0.63% due 04/30/2018	6,200,000	6,150,592
1.50% due 01/31/2022	32,100,000	31,332,617
1.75% due 02/28/2022	2,500,000	2,476,172
2.00% due 10/31/2021	5,300,000	5,349,274
2.25% due 04/30/2021	1,100,000	1,129,993
2.50% due 05/15/2024	22,300,000	22,918,468
2.38% due 08/15/2024	2,200,000	2,235,750

		72,110,834

Total U.S. Government Treasuries (cost $75,272,539)		75,156,338

156

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Insurance-Multi-line — 0.0%
MetLife, Inc. VRS 5.25% due 12/29/2049 (cost $40,000)	$40,000	$39,900

Total Long-Term Investment Securities (cost $103,954,357)		103,762,603

SHORT-TERM INVESTMENT SECURITIES — 22.1%
U.S. Government Agencies — 1.8%
Federal Home Loan Mtg. Corp. 0.10% due 10/02/2015	4,500,000	4,499,550
Federal Home Loan Bank Disc. Notes 0.15% due 11/18/2015	2,800,000	2,799,168

		7,298,718

U.S. Government Treasuries — 20.3%
0.01% due 10/08/2015	781,000	780,946
0.01% due 01/07/2016	54,000	53,975
0.03% due 08/06/2015	75,000,000	74,999,850
0.03% due 10/15/2015	400,000	399,968
0.12% due 01/14/2016(3)	3,829,000	3,826,864
0.14% due 01/28/2016(3)	712,000	711,507

		80,773,110

Total Short-Term Investment Securities (cost $88,071,058)		88,071,828

REPURCHASE AGREEMENTS — 46.8%
Agreement with J.P. Morgan Securities bearing interest at 0.29% dated 07/31/2015 to be repurchased 08/03/2015 in the amount of $90,702,192 and collateralized by $92,081,000 of United States Treasury Notes bearing interest at 0.88% due 08/15/2017 and having an approximate value of $92,810,160	90,700,000	90,700,000
Agreement with Barclays Capital bearing interest at 0.29% dated 07/31/2015 to be repurchased 08/03/2015 in the amount of $5,100,123 and collateralized by $5,209,000 of United States Treasury Notes bearing interest at 1.75% due 02/28/2022 and having an approximate value of $5,209,460	5,100,000	5,100,000

Security Description	Principal Amount	Value (Note 3)

REPURCHASE AGREEMENTS (continued)
Agreement with Credit Suisse First Boston LLC bearing interest at 0.29% dated 07/31/2015 to be repurchased 08/03/2015 in the amount of $90,702,192 and collateralized by $62,940,000 of United States Treasury Notes bearing interest at 1.50% due 12/31/2018, and $28,895,000 of United States Treasury Notes bearing interest at 1.50% due 01/31/2017, and having an approximate aggregate value of $92,583,139	$90,700,000	$90,700,000

Total Repurchase Agreements (cost $186,500,000)		186,500,000

TOTAL INVESTMENTS (cost $378,525,415)(1)	94.9%	378,334,431
Other assets less liabilities	5.1	20,401,498

NET ASSETS	100.0%	$398,735,929

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $5,738,173 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $2,478,547 or 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at July 31, 2015	Unrealized Appreciation / (Depreciation)
Call option to enter an interest rate swap with Morgan Stanley for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 08/15/2017	August 2015	$2.91	$5,800,000	$20,880	$34,783	$(13,903)
Put option to enter an interest rate swap with Morgan Stanley for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 08/15/2017	August 2015	2.91	5,800,000	20,880	12	20,868
Put option to enter an interest rate swap with Goldman Sachs for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 09/11/2015	September 2015	1.30	800,000	23,189	53,484	(30,295)

				$64,949	$88,279	$(23,330)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation (Depreciation)
2,253	Long	S&P 500 E-Mini Index	September 2015	$235,813,942	$236,384,760	$570,818
161	Long	Russell 2000 Mini Index	September 2015	20,268,442	19,886,721	(381,721)
87	Long	US Treasury 10 Year Notes	September 2015	11,018,548	11,087,063	68,515

						$257,612

157

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	72,400,000	USD	585,267	08/04/2015	$1,110	$—

JPY	— Japanese Yen
USD	— United States Dollar

Over the Counter Total Return Swap Contracts@
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation/ (Depreciation)
Bank of America NA	9,193	04/29/2016	(3 Month USD LIBOR-BBA plus 17 bps	)	ishares MSCI EAFE Index	$—
Bank of America NA	1,689	06/15/2016	(3 Month USD LIBOR-BBA plus 20 bps	)	ishares MSCI EAFE Index	27,318

						$27,318

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
EUR	400	01/29/2024	6 Month EURIBOR	2.000%	$—	$(43,152)
USD	700	12/16/2025	3 Month USD LIBOR-BBA	2.500%	(8,814)	14,743
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	(3,152)	(5,735)

					$(11,966)	$(34,144)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2015(1)	Notional Amount(2)	Value at July 31, 2015(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2018	UBS Securities LLC	4.059%	$1,800,000	$30,702	$12,746	$17,956
CDX North American Investment
Grade Index	1.000%	6/20/2020	Morgan Stanley & Co. LLC	7.025%	87,600,000	1,211,421	1,459,104	(247,683)

						$1,242,123	$1,471,850	$(229,727)

@	Illiquid security. At July 31, 2015, the aggregate value of these securities was ($236,553) representing (0.1%) of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

158

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$113,319	$—	$113,319
Foreign Corporate Bonds & Notes	—	6,460,616	—	6,460,616
U.S. Corporate Bonds & Notes:	—	18,895,026	—	18,895,026
U.S. Government Agencies:	—	3,097,404	—	3,097,404
U.S. Government Treasuries	—	75,156,338	—	75,156,338
Preferred Securities/Capital Securities	—	39,900	—	39,900
Short-Term Investment Securities	—	88,071,828	—	88,071,828
Repurchase Agreements	—	186,500,000	—	186,500,000

Total Investments at Value	$—	$378,334,431	$—	$378,334,431

Other Financial Instruments:+
Written Options on Interest Rate Swap Contracts	—	20,868	—	20,868
Futures Contracts	639,333	—	—	639,333
Forward Foreign Currency Contracts	—	1,110	—	1,110
Over the Counter Total Return Swap Contracts	—	27,318	—	27,318
Centrally Cleared Interest Rate Swap Contracts	—	14,743	—	14,743
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	17,956	—	17,956

Total Other Financial Instruments	$639,333	$81,995	$—	$721,328

LIABILITIES:
Other Financial Instruments:+
Written Options on Interest Rate Swap Contracts	—	44,198	—	44,198
Futures Contracts	381,721	—	—	381,721
Centrally Cleared Interest Rate Swap Contracts	—	48,887	—	48,887
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	247,683	—	247,683

Total Other Financial Instruments	$381,721	$340,768	$—	$722,489

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

159

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

United States Treasury Notes	12.7%
Diversified Banking Institutions	11.2
Time Deposits	8.1
Medical-Drugs	5.7
Banks-Super Regional	3.2
Oil Companies-Integrated	2.8
Diversified Manufacturing Operations	2.8
Banks-Fiduciary	2.7
Oil Companies-Exploration & Production	2.5
Retail-Discount	2.5
Electronic Components-Semiconductors	2.2
Cable/Satellite TV	2.1
Insurance Brokers	2.0
Applications Software	1.9
Banks-Commercial	1.7
United States Treasury Bonds	1.5
Insurance-Multi-line	1.5
Food-Misc./Diversified	1.4
Medical-HMO	1.3
Cruise Lines	1.2
Telephone-Integrated	1.2
Medical Instruments	1.2
Multimedia	1.1
Networking Products	1.1
Finance-Investment Banker/Broker	1.1
Computers-Memory Devices	1.1
Tobacco	1.0
Oil-Field Services	1.0
Medical-Generic Drugs	0.9
Aerospace/Defense	0.9
Computer Services	0.9
Financial Guarantee Insurance	0.9
Cosmetics & Toiletries	0.9
Medical-Biomedical/Gene	0.8
Electronic Security Devices	0.8
Internet Security	0.8
Cellular Telecom	0.8
Pharmacy Services	0.8
Semiconductor Equipment	0.7
Agricultural Operations	0.7
Transport-Rail	0.7
Medical Products	0.7
Commercial Services-Finance	0.7
E-Commerce/Products	0.7
Television	0.7
Telecommunication Equipment	0.6
Electronic Forms	0.6
Auto-Cars/Light Trucks	0.6
Electric-Integrated	0.6
Electronic Components-Misc.	0.6
Machinery-Construction & Mining	0.5
Finance-Other Services	0.5
Electric-Distribution	0.5
Agricultural Chemicals	0.5
Pipelines	0.4
Telecom Equipment-Fiber Optics	0.4
Broadcast Services/Program	0.4
Investment Management/Advisor Services	0.4
Beverages-Non-alcoholic	0.2
Banks-Money Center	0.2
Transport-Services	0.2

Chemicals-Diversified	0.2%
Physical Therapy/Rehabilitation Centers	0.2
Real Estate Investment Trusts	0.2
Finance-Credit Card	0.2
Commercial Services	0.1
Retirement/Aged Care	0.1
Oil & Gas Drilling	0.1
Finance-Auto Loans	0.1
Banks-Mortgage	0.1
Finance-Consumer Loans	0.1
Finance-Leasing Companies	0.1
Retail-Drug Store	0.1
Private Equity	0.1

102.1%

*	Calculated as a percentage of net assets

160

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 65.5%
Aerospace/Defense — 0.9%
General Dynamics Corp.	27,763	$4,139,741

Agricultural Chemicals — 0.5%
Mosaic Co.	49,772	2,137,210

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	71,518	3,391,383

Applications Software — 1.4%
Citrix Systems, Inc.†	36,240	2,740,107
Microsoft Corp.	75,066	3,505,582

		6,245,689

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	78,481	2,472,936

Banks-Commercial — 1.1%
BB&T Corp.	66,173	2,664,787
First Horizon National Corp.	139,447	2,210,235

		4,875,022

Banks-Fiduciary — 2.7%
Citizens Financial Group, Inc.	164,172	4,279,964
Northern Trust Corp.	44,574	3,409,465
State Street Corp.	60,050	4,597,428

		12,286,857

Banks-Super Regional — 2.6%
Comerica, Inc.	64,666	3,067,108
Fifth Third Bancorp	154,962	3,265,049
PNC Financial Services Group, Inc.	58,647	5,757,963

		12,090,120

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	87,199	5,442,090
Time Warner Cable, Inc.	18,446	3,504,924

		8,947,014

Cellular Telecom — 0.7%
Vodafone Group PLC ADR	86,288	3,259,961

Chemicals-Diversified — 0.2%
Dow Chemical Co.	19,301	908,305

Commercial Services-Finance — 0.6%
PayPal Holdings, Inc.†	75,587	2,925,217

Computer Services — 0.9%
Amdocs, Ltd.	69,196	4,058,345

Computers-Memory Devices — 0.5%
NetApp, Inc.	77,419	2,411,602

Cosmetics & Toiletries — 0.9%
Procter & Gamble Co.	51,418	3,943,761

Cruise Lines — 1.2%
Carnival Corp.	107,382	5,722,387

Diversified Banking Institutions — 10.8%
Bank of America Corp.	462,275	8,265,477
Citigroup, Inc.	269,472	15,753,333
Goldman Sachs Group, Inc.	17,283	3,544,225
JPMorgan Chase & Co.	210,808	14,446,672
Morgan Stanley	198,052	7,692,340

		49,702,047

Diversified Manufacturing Operations — 2.7%
General Electric Co.	345,724	9,023,397

Security Description	Shares	Value (Note 3)

Diversified Manufacturing Operations (continued)
Ingersoll-Rand PLC	56,053	$3,441,654

		12,465,051

E-Commerce/Products — 0.5%
eBay, Inc.†	82,988	2,333,622

Electric-Distribution — 0.4%
PG&E Corp.	38,425	2,017,697

Electric-Integrated — 0.4%
FirstEnergy Corp.	49,684	1,687,269

Electronic Components-Misc. — 0.6%
Corning, Inc.	143,041	2,672,006

Electronic Components-Semiconductors — 1.3%
Broadcom Corp., Class A	48,887	2,474,171
Intel Corp.	118,096	3,418,879

		5,893,050

Electronic Forms — 0.6%
Adobe Systems, Inc.†	32,957	2,702,144

Electronic Security Devices — 0.8%
Tyco International PLC	102,263	3,884,971

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	108,350	3,779,248

Finance-Other Services — 0.5%
CME Group, Inc.	22,632	2,173,577

Food-Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	90,455	4,082,234

Insurance Brokers — 2.0%
Aon PLC	31,864	3,210,935
Marsh & McLennan Cos., Inc.	57,645	3,339,951
Willis Group Holdings PLC	58,293	2,710,042

		9,260,928

Insurance-Multi-line — 1.0%
Voya Financial, Inc.	100,925	4,738,429

Internet Security — 0.8%
Symantec Corp.	160,386	3,647,178

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	31,391	2,468,274

Medical Instruments — 0.9%
Medtronic PLC	50,605	3,966,926

Medical Products — 0.4%
Baxter International, Inc.	45,959	1,842,037

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	13,893	2,453,365

Medical-Drugs — 4.8%
Baxalta, Inc.†	41,696	1,368,880
Eli Lilly & Co.	46,933	3,966,308
Merck & Co., Inc.	95,076	5,605,681
Novartis AG	44,279	4,600,654
Pfizer, Inc.	93,533	3,372,800
Sanofi	31,325	3,370,432

		22,284,755

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	55,973	3,863,256

161

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-HMO — 1.1%
Anthem, Inc.	17,524	$2,703,427
UnitedHealth Group, Inc.	18,885	2,292,639

		4,996,066

Multimedia — 1.1%
Thomson Reuters Corp.	61,423	2,486,790
Time Warner, Inc.	13,750	1,210,550
Viacom, Inc., Class B	22,999	1,310,943

		5,008,283

Networking Products — 1.1%
Cisco Systems, Inc.	174,930	4,971,511

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	34,043	564,433

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	25,294	1,880,609
Apache Corp.	77,765	3,566,303
Canadian Natural Resources, Ltd.	109,718	2,677,829
Occidental Petroleum Corp.	37,680	2,645,136

		10,769,877

Oil Companies-Integrated — 2.6%
Exxon Mobil Corp.	32,848	2,601,890
Royal Dutch Shell PLC, Class A	211,322	6,072,206
Total SA	67,152	3,324,269

		11,998,365

Oil-Field Services — 0.8%
Baker Hughes, Inc.	61,469	3,574,422

Pharmacy Services — 0.6%
Express Scripts Holding Co.†	28,922	2,605,004

Retail-Discount — 2.4%
Target Corp.	73,823	6,042,413
Wal-Mart Stores, Inc.	66,592	4,793,292

		10,835,705

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	171,043	2,969,306

Telecommunication Equipment — 0.6%
Juniper Networks, Inc.	98,959	2,812,415

Telephone-Integrated — 1.0%
Koninklijke KPN NV	205,102	810,912
Orange SA	46,368	760,545
Telecom Italia SpA	433,118	573,185
Telefonica SA	31,845	487,535
Verizon Communications, Inc.	44,994	2,105,269

		4,737,446

Television — 0.3%
CBS Corp., Class B	21,042	1,125,116

Tobacco — 0.9%
Philip Morris International, Inc.	49,500	4,233,735

Transport-Rail — 0.7%
CSX Corp.	104,180	3,258,750

Total Common Stocks (cost $289,961,568)		302,194,048

Security Description	Shares/ Principal Amount	Value (Note 3)

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	$400	$52,900

Investment Management/Advisor Services — 0.3%
AMG Capital Trust II 5.15% due 10/15/2037	23,500	1,410,000

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	42,360

Total Convertible Preferred Securities (cost $1,560,302)		1,505,260

PREFERRED SECURITIES — 0.0%
Banks-Fiduciary — 0.0%
State Street Corp. Series D 5.90%	900	23,373

Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85%	1,200	30,900

Total Preferred Securities (cost $52,500)		54,273

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(1)	200,000	195,520
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(1)	155,000	154,442
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(1)	35,000	34,650
JPMorgan Chase & Co. VRS Series X 6.10% due 10/01/2024(1)	145,000	145,544

		530,156

Insurance-Multi-line — 0.1%
Farmers Exchange Capital III FRS 5.45% due 04/15/2034*	130,000	129,594

Total Preferred Securities/Capital Securities (cost $665,000)		659,750

CONVERTIBLE BONDS & NOTES — 3.7%
Applications Software — 0.4%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	1,582,000	1,701,639

Broadcast Services/Program — 0.3%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	882,000	1,460,812

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	181,510

162

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

CONVERTIBLE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.2%
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	$1,179,000	$1,097,944

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	779,000	801,883

Financial Guarantee Insurance — 0.9%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	762,000	1,252,537
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	507,375
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	554,000	965,345
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	788,000	1,292,320

		4,017,577

Insurance-Multi-line — 0.2%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	677,000	814,092

Internet Security — 0.0%
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035*	105,000	107,166

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	594,000	831,971

Medical Products — 0.2%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020*	939,000	992,406

Oil Companies-Exploration & Production — 0.2%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,244,000	835,035
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	433,000	368,050

		1,203,085

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	1,053,000	901,631

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	599,000	756,237

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	488,000	614,880

Security Description	Principal Amount	Value (Note 3)

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	$343,000	$467,981

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	327,740

Transport-Services — 0.2%
UTi Worldwide, Inc. Senior Notes 4.50% due 03/01/2019	958,000	903,514

Total Convertible Bonds & Notes (cost $17,383,734)		17,182,068

U.S. CORPORATE BONDS & NOTES — 8.3%
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	34,000	29,953

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	29,791
Monsanto Co. Senior Notes 3.38% due 07/15/2024	20,000	19,303

		49,094

Airlines — 0.0%
American Airlines Pass Through Trust Series 2014-1, Class A 3.70% due 04/01/2028	58,241	57,875
United Airlines Pass Through Trust Series 2014-2, Class A 3.75% due 03/03/2028	60,000	59,550

		117,425

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	111,187
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	426,279

		537,466

Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	221,132

Banks-Commercial — 0.2%
PNC Bank NA Senior Notes 1.30% due 10/03/2016	505,000	506,361
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	385,000	385,367

		891,728

163

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	$395,000	$395,113
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	800,000	810,471
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	690,000	701,391
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	315,000	289,162
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	201,112
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	165,561

		2,562,810

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 1.80% due 09/01/2016	460,000	465,129
Pepsico, Inc. Senior Notes 2.50% due 05/10/2016	635,000	644,534

		1,109,663

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,450

Cable/Satellite TV — 0.2%
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	345,000	345,764
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	180,000	181,833
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	111,106
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	255,291
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	220,000	209,687

		1,103,681

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	260,000	279,323

Chemicals-Specialty — 0.0%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	124,000	124,014

Commercial Services — 0.1%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	603,000	643,326

Commercial Services-Finance — 0.1%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	144,287

Security Description	Principal Amount	Value (Note 3)

Commercial Services-Finance (continued)
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	$75,000	$81,497

		225,784

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	30,673

Computers — 0.0%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	121,770

Computers-Memory Devices — 0.5%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020	2,052,000	2,049,435

Consulting Services — 0.0%
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	120,000	119,929

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	80,501

Diversified Banking Institutions — 0.2%
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	20,993
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	37,328
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	145,000	147,345
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,933
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	65,000	72,068
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	249,510
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	126,444
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	214,115

		903,736

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 0.85% due 10/09/2015	475,000	475,367

E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 0.65% due 11/27/2015	750,000	750,179
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	18,225

		768,404

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	199,993

164

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.2%
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	$210,000	$213,331
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.60% due 09/01/2015	245,000	245,324
Southern Co. Senior Notes 2.38% due 09/15/2015	535,000	536,012

		994,667

Electronic Components-Semiconductors — 0.7%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025*	515,000	484,100
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018	1,452,000	1,662,540
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020*	963,000	929,897

		3,076,537

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	35,000	33,865

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	75,185

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 2.50% due 01/15/2016	600,000	603,670

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Senior Notes 5.50% due 01/19/2016	335,000	342,024

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	53,123
American Express Credit Corp. Senior Notes 2.75% due 09/15/2015	630,000	631,610

		684,733

Finance-Investment Banker/Broker — 0.1%

Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,486
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	201,000	193,254

		228,740

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	163,350
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	175,000	177,108

		340,458

Security Description	Principal Amount	Value (Note 3)

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	$65,000	$65,234

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	24,546
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	25,000	25,961

		50,507

Food-Misc./Diversified — 0.5%
General Mills, Inc. Senior Notes 0.88% due 01/29/2016	800,000	800,185
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	119,799
HJ Heinz Co. Company Guar. Notes 1.60% due 06/30/2017*	306,000	306,367
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/2016	750,000	762,715
Unilever Capital Corp. Company Guar. Notes 2.75% due 02/10/2016	395,000	399,617

		2,388,683

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	62,894

Insurance-Life/Health — 0.0%
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	146,613
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	26,312

		172,925

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	250,529

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	150,000	146,561

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,421

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	21,334

Internet Security — 0.0%
FireEye, Inc. Senior Notes 1.00% due 06/01/2035*	120,000	123,000

165

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	$225,000	$231,178

Medical Instruments — 0.1%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,542
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022*	172,000	173,159
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	61,000	61,056
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	15,541

		279,298

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	98,871
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	39,959

		138,830

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	50,000	50,360
Becton Dickinson and Co. Senior Notes 3.88% due 05/15/2024	225,000	229,368
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	233,718

		513,446

Medical-Biomedical/Gene — 0.3%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	776,000	1,305,135
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,281
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	105,395
Gilead Sciences, Inc. Senior Notes 2.05% due 04/01/2019	45,000	45,259

		1,466,070

Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	500,000	500,569
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	166,405
Allergan, Inc. Company Guar. Notes 5.75% due 04/01/2016	215,000	221,410

Security Description	Principal Amount	Value (Note 3)

Medical-Drugs (continued)
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	$200,000	$200,812
Merck & Co., Inc. Senior Notes 0.70% due 05/18/2016	545,000	545,809
Zoetis, Inc. Senior Notes 1.15% due 02/01/2016	640,000	640,834
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	4,763

		2,280,602

Medical-HMO — 0.2%
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	745,000	745,277

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	75,248

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	55,000	50,648

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	78,534

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	55,941
Xerox Corp. Senior Notes 4.80% due 03/01/2035	134,000	124,816

		180,757

Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	60,000	46,037

Oil Companies-Exploration & Production — 0.0%
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	60,000	60,133
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	14,000	13,762
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	19,033

		92,928

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	267,667
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,089

166

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	$134,000	$134,283
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	141,184
Marathon Oil Corp. Senior Notes 0.90% due 11/01/2015	540,000	539,662

		1,097,885

Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	84,343
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	800,000	812,219

		896,562

Pipelines — 0.4%
Enable Midstream Partners LP Company Guar. Notes 2.40% due 05/15/2019*	200,000	190,858
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	59,700
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,145
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/2016	700,000	707,364
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	83,000	77,003
Spectra Energy Partners LP Senior Notes 2.95% due 06/15/2016	345,000	349,820
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	58,971
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	44,319
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	65,276
Williams Partners LP Senior Notes 5.10% due 09/15/2045	166,000	143,329
Williams Partners LP Senior Notes 5.40% due 03/04/2044	30,000	27,100

		1,778,885

Private Equity — 0.1%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	60,000	60,057
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	137,000	134,664

		194,721

Security Description	Principal Amount	Value (Note 3)

Real Estate Investment Trusts — 0.2%
HCP, Inc. Senior Notes 3.88% due 08/15/2024	$70,000	$69,123
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	101,197
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	198,969
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	116,093
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	201,541
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,442

		692,365

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	123,129

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,726

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	53,838

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	25,000	26,165
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,976

		48,141

Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	38,274
Target Corp. Senior Notes 5.88% due 07/15/2016	360,000	377,655
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	25,000	25,420

		441,349

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	39,412
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	45,169	51,588
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	94,000	93,508

167

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	$69,000	$65,140

		249,648

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	92,107

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	49,861

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	78,000	75,856

Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 3.80% due 03/15/2025	115,000	111,892

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	178,671

Telecom Equipment-Fiber Optics — 0.3%
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033	1,426,000	1,378,764

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	111,280
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	61,136
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	94,377
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	27,644
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	42,185
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	53,000	47,098
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	16,000	14,790
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	38,522
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	4,000	4,624

		441,656

Security Description	Principal Amount	Value (Note 3)

Television — 0.4%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	$1,733,000	$1,672,345

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 4.13% due 09/11/2015	70,000	70,246
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,437
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	37,042
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	0	0

		122,725

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	43,749
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	49,138
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	32,704

		125,591

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	26,084
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	47,185

		73,269

Total U.S. Corporate Bonds & Notes (cost $38,688,890)		38,498,463

FOREIGN CORPORATE BONDS & NOTES — 1.8%
Airlines — 0.0%
Virgin Australia Trust Pass Through Certs. Series 2013-1, Class A 5.00% due 04/23/2025*	168,912	175,669

Banks-Commercial — 0.4%
Australia & New Zealand Banking Group, Ltd. Senior Notes 0.90% due 02/12/2016	700,000	701,451
Banco Inbursa SA Institucion de Banca Multiple Senior Notes 4.13% due 06/06/2024*	200,000	197,000
BB&T Corp. Senior Notes 3.20% due 03/15/2016	800,000	810,515
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	251,247

		1,960,213

168

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center — 0.2%
ABN AMRO Bank NV Senior Notes 1.38% due 01/22/2016*	$900,000	$902,046
Lloyds Bank PLC Company Guar. Notes 2.30% due 11/27/2018	200,000	202,383

		1,104,429

Banks-Mortgage — 0.1%
Abbey National Treasury Services PLC Company Guar. Notes 4.00% due 04/27/2016	515,000	526,371

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	200,000	190,236

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	28,065

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	72,144

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	113,859
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	112,000	109,701

		223,560

Diversified Banking Institutions — 0.1%
BNP Paribas SA Sub. Notes 4.25% due 10/15/2024	200,000	199,899
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	102,168

		302,067

Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 4.63% due 12/01/2015	245,000	248,135

Medical-Drugs — 0.4%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021*	960,000	1,166,400
Sanofi Senior Notes 2.63% due 03/29/2016	795,000	805,812

		1,972,212

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 1.85% due 03/01/2017	171,000	171,427

Security Description	Principal Amount	Value (Note 3)

Medical-Generic Drugs (continued)
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	$92,000	$86,449
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	192,327
Perrigo Co. PLC Senior Notes 2.30% due 11/08/2018	65,000	64,927

		515,130

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	51,481

Pipelines — 0.0%
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	88,681

Telephone-Integrated — 0.1%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	199,814
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	246,343

		446,157

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	190,000	193,887
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	230,000	228,696

		422,583

Total Foreign Corporate Bonds & Notes (cost $8,288,622)		8,327,133

U.S. GOVERNMENT TREASURIES — 14.2%
United States Treasury Bonds — 1.5%
2.50% due 02/15/2045	7,055,100	6,432,269
4.50% due 02/15/2036	400,000	517,843

		6,950,112

United States Treasury Notes — 12.7%
0.50% due 06/15/2016	1,350,000	1,352,426
0.50% due 04/30/2017	12,600,000	12,579,323
0.63% due 06/30/2017	14,000,000	13,993,434
0.63% due 04/30/2018	850,000	843,226
0.88% due 07/15/2018	2,730,000	2,721,256
1.25% due 01/31/2019	600,000	601,219
1.63% due 06/30/2020	14,607,100	14,667,588
2.13% due 05/15/2025	11,844,100	11,762,672
2.13% due 06/30/2022	28,000	28,346

		58,549,490

Total U.S. Government Treasuries (cost $65,211,537)		65,499,602

Total Long-Term Investment Securities (cost $421,812,153)		433,920,597

169

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

SHORT-TERM INVESTMENT SECURITIES — 8.1%
Time Deposits — 8.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $37,366,000)	$37,366,000	$37,366,000

TOTAL INVESTMENTS (cost $459,178,153)(2)	102.1%	471,286,597
Liabilities in excess of other assets	(2.1)	(9,645,242)

NET ASSETS	100.0%	$461,641,355

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $8,768,911 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	2,261,538	USD	1,739,952	08/28/2015	$11,029	$—
	CHF	1,631,096	USD	1,704,776	08/28/2015	15,500	—
	EUR	3,094,408	USD	3,378,119	08/28/2015	—	(21,318)
	GBP	2,098,979	USD	3,261,394	08/28/2015	—	(15,909)
	ILS	4,727,838	USD	1,243,693	08/28/2015	—	(9,503)

						26,529	(46,730)

State Street Bank & Trust Company	CAD	2,261,545	USD	1,739,958	08/28/2015	11,029	—
	CHF	1,631,098	USD	1,704,276	08/28/2015	14,997	—
	EUR	3,094,409	USD	3,378,290	08/28/2015	—	(21,148)
	GBP	2,098,994	USD	3,261,616	08/28/2015	—	(15,710)
	ILS	4,727,855	USD	1,242,240	08/28/2015	—	(10,960)

						26,026	(47,818)

						—	—

Net Unrealized Appreciation/(Depreciation)						$52,555	$(94,548)

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
ILS	— Israeli Shekel
USD	— United States Dollar

170

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$302,194,048	$—	$—	$302,194,048
Convertible Preferred Securities	1,505,260	—	—	1,505,260
Preferred Securities	54,273	—	—	54,273
Preferred Securities/Capital Securities	—	659,750	—	659,750
Convertible Bonds & Notes	—	17,182,068	—	17,182,068
U.S. Corporate Bonds & Notes	—	38,498,463	—	38,498,463
Foreign Corporate Bonds & Notes	—	8,327,133	—	8,327,133
U.S. Government Treasuries	—	65,499,602	—	65,499,602
Short-Term Investment Securities	—	37,366,000	—	37,366,000

Total Investments at Value	$303,753,581	$167,533,016	$—	$471,286,597

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$52,555	$—	$52,555

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$94,548	$—	$94,548

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $19,999,738 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period

See Notes to Financial Statements

171

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Electric-Integrated	34.1%
Independent Power Producers	9.0
Pipelines	8.1
Telephone-Integrated	6.9
Cable/Satellite TV	6.1
Electric-Distribution	5.0
Time Deposits	4.9
Gas-Distribution	4.8
Commercial Paper	4.0
Electric-Generation	3.0
Oil Companies-Exploration & Production	2.3
Real Estate Investment Trusts	2.2
Cellular Telecom	2.0
Building-Heavy Construction	1.3
Telecom Services	1.3
Internet Connectivity Services	1.1
Energy-Alternate Sources	0.8
Electric-Transmission	0.8
Satellite Telecom	0.6
Multimedia	0.6
Gas-Transportation	0.5
Wireless Equipment	0.1
Broadcast Services/Program	0.1

99.6%

*	Calculated as a percentage of net assets

172

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 82.5%
Broadcast Services/Program — 0.1%
Astro Malaysia Holdings Bhd†	46,000	$36,925

Building-Heavy Construction — 1.3%
SBA Communications Corp., Class A†	5,570	672,410

Cable/Satellite TV — 6.1%
Charter Communications, Inc., Class A†	3,265	606,833
Comcast Corp., Special Class A	14,601	910,226
Liberty Global PLC LiLAC, Class C†	562	23,913
Liberty Global PLC, Class C†	11,242	552,432
Time Warner Cable, Inc.	5,390	1,024,154

		3,117,558

Cellular Telecom — 1.7%
MegaFon OAO GDR	6,526	80,922
Mobile TeleSystems OJSC ADR	30,704	251,773
Vodafone Group PLC	141,029	532,646

		865,341

Electric-Distribution — 5.0%
Equatorial Energia SA	7,276	74,376
Infraestructura Energetica Nova SAB de CV	20,339	98,965
PG&E Corp.	11,432	600,295
PPL Corp.	56,462	1,796,056

		2,569,692

Electric-Generation — 3.0%
8Point3 Energy Partners LP†	3,859	61,435
EDP Renovaveis SA	153,905	1,127,236
Enel Green Power SpA†	58,823	122,163
Talen Energy Corp.†	6,352	99,917
Tractebel Energia SA	14,000	148,221

		1,558,972

Electric-Integrated — 28.8%
AES Corp.	101,684	1,301,555
ALLETE, Inc.	7,204	347,881
Alliant Energy Corp.	1,813	111,518
Ameren Corp.	9,828	403,734
American Electric Power Co., Inc.	22,356	1,264,679
Cia Paranaense de Energia ADR	6,354	64,557
CMS Energy Corp.	10,202	349,521
CPFL Energia SA	48,112	270,912
Dominion Resources, Inc.	5,946	426,328
DTE Energy Co.	5,492	441,886
Edison International	4,744	284,687
EDP - Energias de Portugal SA	252,359	933,453
EDP - Energias do Brasil SA	80,737	307,720
Enel SpA	211,700	996,494
Enersis SA ADR	4,288	64,792
Engie	30,591	587,436
Exelon Corp.	51,446	1,650,902
Iberdrola SA†	39,660	279,808
NextEra Energy, Inc.	17,897	1,882,764
NorthWestern Corp.	4,648	250,248
OGE Energy Corp.	29,559	879,676
Public Service Enterprise Group, Inc.	32,986	1,374,527
Xcel Energy, Inc.	9,872	342,262

		14,817,340

Electric-Transmission — 0.8%
Red Electrica Corp. SA	4,817	384,973

Security Description	Shares	Value (Note 3)

Energy-Alternate Sources — 0.8%
China Longyuan Power Group Corp.	187,000	$214,202
TerraForm Power, Inc., Class A	6,930	209,009

		423,211

Gas-Distribution — 4.8%
CenterPoint Energy, Inc.	5,549	107,318
China Resources Gas Group, Ltd.	144,000	440,231
Gas Natural SDG SA	9,303	202,144
NiSource, Inc.	14,511	253,362
Sempra Energy	14,584	1,484,359

		2,487,414

Gas-Transportation — 0.5%
Snam SpA	54,242	266,880

Independent Power Producers — 8.1%
Abengoa Yield plc	23,999	609,095
Calpine Corp.†	50,872	930,958
Dynegy, Inc.†	41,732	1,087,118
NRG Energy, Inc.	52,996	1,189,760
NRG Yield, Inc., Class A	5,892	116,131
NRG Yield, Inc., Class C	11,578	223,340

		4,156,402

Internet Connectivity Services — 1.1%
Com Hem Holding AB	62,942	555,966

Multimedia — 0.6%
Quebecor, Inc., Class B	13,250	313,356

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	3,736	277,772
EQT Corp.	4,801	368,957
Memorial Resource Development Corp.†	2,960	45,288
Noble Energy, Inc.	8,323	293,219

		985,236

Pipelines — 8.1%
APA Group	26,015	172,472
Columbia Pipeline Group, Inc.	18,034	526,232
Enbridge, Inc.	24,011	1,046,654
Kinder Morgan, Inc.	25,979	899,913
SemGroup Corp., Class A	4,698	333,981
Tallgrass Energy GP LP	10,269	308,892
Williams Cos., Inc.	16,453	863,453

		4,151,597

Real Estate Investment Trusts — 1.5%
American Tower Corp.	8,156	775,717

Satellite Telecom — 0.6%
Cellnex Telecom SAU†*	19,606	324,922

Telecom Services — 1.3%
Altice SA†	2,602	328,630
PT XL Axiata Tbk	669,000	146,633
TELUS Corp.	5,736	195,827

		671,090

Telephone-Integrated — 6.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	167,890	309,567
BT Group PLC	40,788	295,839
Frontier Communications Corp.	5,359	25,294
Hellenic Telecommunications Organization SA(2)	38,204	320,914

173

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Telephone-Integrated (continued)
KDDI Corp.	8,800	$223,701
Philippine Long Distance Telephone Co.	2,130	134,409
TDC A/S	89,666	676,304
Telecom Italia SpA RSP	497,519	516,348
Verizon Communications, Inc.	15,957	746,628

		3,249,004

Wireless Equipment — 0.1%
Infrastrutture Wireless Italiane SpA†*	13,970	67,078

Total Common Stocks (cost $39,607,511)		42,451,084

CONVERTIBLE PREFERRED SECURITIES — 7.6%
Cellular Telecom — 0.3%
T-Mobile US, Inc. Series A 5.50%	2,244	159,773

Electric-Integrated — 4.8%
Dominion Resources, Inc. Series B 6.00%	6,757	383,392
Dominion Resources, Inc. Series A 6.13%	5,821	328,770
Dominion Resources, Inc. 6.38%	6,648	335,591
Exelon Corp. 6.50%	17,431	814,725
NextEra Energy, Inc. 5.80%	2,428	139,974
NextEra Energy, Inc. 5.89%	7,195	477,173

		2,479,625

Independent Power Producers — 0.9%
Dynegy, Inc. Series A 5.80%	4,935	463,939

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. 7.50%	4,288	214,957

Security Description	Shares/ Principal Amount	Value (Note 3)

Real Estate Investment Trusts — 0.7%
American Tower Corp. 5.50%	3,282	$333,025

Telephone-Integrated — 0.5%
Frontier Communications Corp. Series A 11.13%	2,684	262,361

Total Convertible Preferred Securities (cost $3,771,944)		3,913,680

PREFERRED SECURITIES — 0.6%
Electric-Generation — 0.0%
AES Tiete SA	4,600	24,586

Electric-Integrated — 0.5%
Cia Paranaense de Energia, Class B	22,700	233,898

Telephone-Integrated — 0.1%
Oi SA†	44,886	63,449

Total Preferred Securities (cost $714,152)		321,933

Total Long-Term Investment Securities (cost $44,093,607)		46,686,697

SHORT-TERM INVESTMENT SECURITIES — 8.9%
Commercial Paper — 4.0%
HSBC USA, Inc.(3)* 0.05% due 08/03/2015	$2,031,000	2,031,000

Time Deposits — 4.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015	2,538,000	2,538,000

Total Short-Term Investment Securities (cost $4,569,000)		4,569,000

TOTAL INVESTMENTS (cost $48,662,607)(1)	99.6%	51,255,697
Other assets less liabilities	0.4	222,614

NET ASSETS	100.0%	$51,478,311

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $2,423,000 representing 4.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Fair valued security. Security is classified as Level 2 based on the securities valuation inputs; see Note 3.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Par Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commerical Paper
HSBC USA, Inc. 0.05% due 08/03/2015	07/31/2015	2,031,000	$2,030,992	$2,031,000	$1.00	3.95%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

RSP — Risparmio Savings Shares

174

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	180,482	USD	280,569	10/09/2015	$—	$(1,153)

Citibank N.A.	EUR	257,245	USD	281,760	10/09/2015	—	(1,016)

Credit Suisse AG	EUR	159,476	USD	176,830	10/09/2015	1,526	—
	USD	1,676	EUR	1,525	10/09/2015	1	—

						1,527	—

Deutsche Bank AG	EUR	939,828	USD	1,059,491	09/17/2015	26,733	—
	USD	30,497	EUR	27,563	10/09/2015	—	(198)

						26,733	(198)

Goldman Sachs International	EUR	2,257,299	USD	2,503,496	10/09/2015	22,171	—
	USD	26,514	EUR	24,228	10/09/2015	119	—

						22,290	—

JPMorgan Chase Bank N.A.	EUR	403,085	USD	446,714	10/09/2015	3,624	—
	USD	12,890	EUR	11,567	10/09/2015	—	(176)

						3,624	(176)

Merrill Lynch International	EUR	84,185	USD	92,234	10/09/2015	—	(306)
	GBP	179,310	USD	279,058	10/09/2015	—	(835)

						—	(1,141)

Morgan Stanley Capital Services, Inc.	EUR	22,052	USD	24,265	10/09/2015	25	—

UBS AG	USD	25,345	EUR	23,161	10/09/2015	115	—

Net Unrealized Appreciation/(Depreciation)						$54,314	$(3,684)

EUR — Euro Dollar

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telephone-Integrated	$2,928,090	$320,914	$—	$3,249,004
Other Industries	39,202,080	—	—	39,202,080
Convertible Preferred Securities	3,913,680	—	—	3,913,680
Preferred Securities	321,933	—	—	321,933
Short-Term Investment Securities	—	4,569,000	—	4,569,000

Total Investments at Value	$46,365,783	$4,889,914	$—	$51,255,697

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$54,314	$—	$54,314

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$3,684	$—	$3,684

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $9,565,380 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing proceudres for foreign equity securities. There were no additional transfers between Levels during reporting period.

See Notes to Financial Statements

175

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	5.7%
Exchange-Traded Funds	4.9
Diversified Banking Institutions	3.8
Computers	3.8
Medical-Biomedical/Gene	3.1
Oil Companies-Integrated	2.6
Banks-Super Regional	2.6
Diversified Manufacturing Operations	2.4
Applications Software	2.4
Real Estate Investment Trusts	2.4
Electric-Integrated	2.2
Telephone-Integrated	2.2
Web Portals/ISP	2.0
Beverages-Non-alcoholic	1.8
Multimedia	1.7
Electronic Components-Semiconductors	1.7
Oil Companies-Exploration & Production	1.7
Cosmetics & Toiletries	1.4
Tobacco	1.4
Aerospace/Defense	1.4
Retail-Discount	1.4
Insurance-Multi-line	1.4
Computer Services	1.3
Commercial Services-Finance	1.3
Insurance-Reinsurance	1.3
Medical-HMO	1.3
Repurchase Agreements	1.3
Finance-Credit Card	1.3
Retail-Restaurants	1.3
E-Commerce/Products	1.2
Cable/Satellite TV	1.1
Retail-Building Products	1.1
Retail-Drug Store	1.1
Food-Misc./Diversified	1.1
Internet Content-Entertainment	1.0
Medical-Generic Drugs	1.0
Medical Instruments	1.0
Chemicals-Diversified	0.9
Oil-Field Services	0.8
Transport-Rail	0.8
Networking Products	0.7
Transport-Services	0.7
Enterprise Software/Service	0.7
Investment Management/Advisor Services	0.7
E-Commerce/Services	0.7
Semiconductor Components-Integrated Circuits	0.7
Pipelines	0.7
Medical Products	0.6
Oil Refining & Marketing	0.6
Insurance-Life/Health	0.6
Computers-Memory Devices	0.5
Auto-Cars/Light Trucks	0.5
Medical-Wholesale Drug Distribution	0.5
Banks-Fiduciary	0.5
Aerospace/Defense-Equipment	0.5
Airlines	0.4
Instruments-Controls	0.4
Athletic Footwear	0.4
Insurance-Property/Casualty	0.4
Agricultural Chemicals	0.4
Retail-Apparel/Shoe	0.4

Instruments-Scientific	0.4%
Apparel Manufacturers	0.4
Industrial Gases	0.3
Banks-Commercial	0.3
Pharmacy Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Finance-Other Services	0.3
Insurance Brokers	0.3
Retail-Auto Parts	0.3
Data Processing/Management	0.3
Retail-Major Department Stores	0.3
Chemicals-Specialty	0.3
Consumer Products-Misc.	0.3
Diagnostic Equipment	0.3
Electronic Components-Misc.	0.3
Food-Retail	0.3
Machinery-Construction & Mining	0.3
Finance-Investment Banker/Broker	0.2
Electric Products-Misc.	0.2
Electric-Distribution	0.2
Medical-Hospitals	0.2
Gas-Distribution	0.2
Semiconductor Equipment	0.2
Distribution/Wholesale	0.2
Electronic Forms	0.2
Cruise Lines	0.2
Hotels/Motels	0.2
Beverages-Wine/Spirits	0.2
Retail-Regional Department Stores	0.2
Oil Field Machinery & Equipment	0.2
Non-Hazardous Waste Disposal	0.2
Machinery-Farming	0.2
Television	0.2
Agricultural Operations	0.1
Metal Processors & Fabrication	0.1
Advertising Agencies	0.1
Building-Residential/Commercial	0.1
Tools-Hand Held	0.1
Food-Confectionery	0.1
Medical Labs & Testing Services	0.1
Auto-Heavy Duty Trucks	0.1
Internet Security	0.1
Entertainment Software	0.1
Electronic Security Devices	0.1
Coatings/Paint	0.1
Medical Information Systems	0.1
Building Products-Cement	0.1
Engines-Internal Combustion	0.1
Food-Wholesale/Distribution	0.1
Food-Meat Products	0.1
Paper & Related Products	0.1
Containers-Paper/Plastic	0.1
Broadcast Services/Program	0.1
Retail-Automobile	0.1
Electronic Measurement Instruments	0.1
Vitamins & Nutrition Products	0.1
Publishing-Periodicals	0.1
Electronic Connectors	0.1
Machinery-General Industrial	0.1
Toys	0.1
Oil & Gas Drilling	0.1

176

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited) — (continued)

Industry Allocation* (continued)

Industrial Automated/Robotic	0.1%
Office Automation & Equipment	0.1
Telecom Services	0.1
Disposable Medical Products	0.1
Steel-Producers	0.1
Appliances	0.1
Commercial Services	0.1
Computer Software	0.1
Dialysis Centers	0.1
Filtration/Separation Products	0.1
Metal-Aluminum	0.1
Containers-Metal/Glass	0.1
Retail-Gardening Products	0.1
Machinery-Pumps	0.1
Textile-Home Furnishings	0.1
Dental Supplies & Equipment	0.1
Metal-Copper	0.1
Motorcycle/Motor Scooter	0.1
Engineering/R&D Services	0.1
Hazardous Waste Disposal	0.1
Home Decoration Products	0.1
Computer Aided Design	0.1
Brewery	0.1
Retail-Bedding	0.1
Wireless Equipment	0.1
Retail-Jewelry	0.1
Real Estate Management/Services	0.1
Savings & Loans/Thrifts	0.1
Telecommunication Equipment	0.1

100.0%

*	Calculated as a percentage of net assets

177

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 93.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	28,016	$596,741
Omnicom Group, Inc.	16,575	1,211,301

		1,808,042

Aerospace/Defense — 1.4%
Boeing Co.	43,632	6,290,425
General Dynamics Corp.	21,188	3,159,343
Lockheed Martin Corp.	18,152	3,759,279
Northrop Grumman Corp.	13,147	2,274,563
Raytheon Co.	20,702	2,258,381
Rockwell Collins, Inc.	8,974	759,380

		18,501,371

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	8,361	693,461
United Technologies Corp.	56,168	5,634,212

		6,327,673

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	15,967	945,246
Monsanto Co.	32,301	3,291,149
Mosaic Co.	21,056	904,145

		5,140,540

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	42,089	1,995,860

Airlines — 0.4%
American Airlines Group, Inc.	47,003	1,884,820
Delta Air Lines, Inc.	55,722	2,470,714
Southwest Airlines Co.	45,341	1,641,344

		5,996,878

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	27,251	845,599
Michael Kors Holdings, Ltd.†	13,481	566,067
Ralph Lauren Corp.	4,100	516,149
Under Armour, Inc., Class A†	11,406	1,132,958
VF Corp.	23,066	1,778,158

		4,838,931

Appliances — 0.1%
Whirlpool Corp.	5,336	948,367

Applications Software — 2.4%
Citrix Systems, Inc.†	10,875	822,259
Intuit, Inc.	18,703	1,978,216
Microsoft Corp.	548,838	25,630,735
Red Hat, Inc.†	12,437	983,518
Salesforce.com, Inc.†	41,363	3,031,908

		32,446,636

Athletic Footwear — 0.4%
NIKE, Inc., Class B	47,247	5,443,799

Audio/Video Products — 0.0%
Harman International Industries, Inc.	4,827	519,675

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	269,708	3,999,770
General Motors Co.	91,595	2,886,158

		6,885,928

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	24,071	1,560,764

Security Description	Shares	Value (Note 3)
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	15,351	$763,098
Delphi Automotive PLC	19,589	1,529,509
Johnson Controls, Inc.	44,427	2,024,094

		4,316,701

Banks-Commercial — 0.3%
BB&T Corp.	49,591	1,997,030
M&T Bank Corp.	9,021	1,183,104
Regions Financial Corp.	90,936	944,825
Zions Bancorporation	13,787	430,016

		4,554,975

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	76,089	3,302,262
Northern Trust Corp.	14,883	1,138,401
State Street Corp.	27,930	2,138,321

		6,578,984

Banks-Super Regional — 2.6%
Capital One Financial Corp.	37,072	3,013,954
Comerica, Inc.	12,077	572,812
Fifth Third Bancorp	54,950	1,157,796
Huntington Bancshares, Inc.	54,855	640,158
KeyCorp	57,553	854,087
PNC Financial Services Group, Inc.	35,138	3,449,849
SunTrust Banks, Inc.	35,023	1,552,920
US Bancorp	120,292	5,438,401
Wells Fargo & Co.	317,907	18,397,278

		35,077,255

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	266,145	10,933,237
Coca-Cola Enterprises, Inc.	14,542	742,805
Dr Pepper Snapple Group, Inc.	13,008	1,043,502
Monster Beverage Corp.†	9,975	1,531,661
PepsiCo, Inc.	100,143	9,648,778

		23,899,983

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	10,572	1,146,110
Constellation Brands, Inc., Class A	11,495	1,379,630

		2,525,740

Brewery — 0.1%
Molson Coors Brewing Co., Class B	10,831	770,517

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	10,119	334,129
Discovery Communications, Inc., Class C†	17,714	536,734
Scripps Networks Interactive, Inc., Class A	6,448	403,516

		1,274,379

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	4,212	660,526
Vulcan Materials Co.	9,000	819,180

		1,479,706

Building Products-Wood — 0.0%
Masco Corp.	23,583	622,355

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	22,635	672,033
Lennar Corp., Class A	12,112	642,421

178

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
PulteGroup, Inc.	22,263	$461,289

		1,775,743

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	14,958	422,115
Comcast Corp., Class A	170,532	10,642,902
Time Warner Cable, Inc.	19,179	3,644,202

		14,709,219

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	5,532	571,068

Chemicals-Diversified — 0.9%
Dow Chemical Co.	73,524	3,460,040
E.I. du Pont de Nemours & Co.	61,416	3,424,556
Eastman Chemical Co.	10,107	792,389
FMC Corp.	9,060	439,772
LyondellBasell Industries NV, Class A	26,652	2,500,757
PPG Industries, Inc.	18,444	1,998,961

		12,616,475

Chemicals-Specialty — 0.3%
Ecolab, Inc.	18,181	2,105,541
International Flavors & Fragrances, Inc.	5,488	634,358
Sigma-Aldrich Corp.	8,103	1,131,260

		3,871,159

Coal — 0.0%
CONSOL Energy, Inc.	15,524	256,456

Coatings/Paint — 0.1%
Sherwin-Williams Co.	5,374	1,492,682

Coffee — 0.0%
Keurig Green Mountain, Inc.	7,835	587,938

Commercial Services — 0.1%
Cintas Corp.	6,442	550,791
Quanta Services, Inc.†	14,371	396,927

		947,718

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	31,855	2,541,073
Equifax, Inc.	8,074	824,598
H&R Block, Inc.	18,674	621,658
MasterCard, Inc., Class A	65,756	6,404,634
McGraw Hill Financial, Inc.	18,569	1,889,396
Moody’s Corp.	12,070	1,332,890
PayPal Holdings, Inc.†	75,002	2,902,577
Total System Services, Inc.	11,129	514,382
Western Union Co.	35,029	708,987

		17,740,195

Computer Aided Design — 0.1%
Autodesk, Inc.†	15,445	781,208

Computer Services — 1.3%
Accenture PLC, Class A	42,488	4,380,938
Cognizant Technology Solutions Corp., Class A†	41,421	2,613,665
Computer Sciences Corp.	9,341	611,181
International Business Machines Corp.	62,133	10,064,925
Teradata Corp.†	9,634	357,518

		18,028,227

Security Description	Shares	Value (Note 3)
Computer Software — 0.1%
Akamai Technologies, Inc.†	12,114	$929,265

Computers — 3.8%
Apple, Inc.	390,858	47,411,076
Hewlett-Packard Co.	122,556	3,740,409

		51,151,485

Computers-Memory Devices — 0.5%
EMC Corp.	131,759	3,542,999
NetApp, Inc.	21,153	658,916
SanDisk Corp.	14,106	850,451
Seagate Technology PLC	21,533	1,089,570
Western Digital Corp.	14,726	1,267,320

		7,409,256

Consumer Products-Misc. — 0.3%
Clorox Co.	8,900	996,266
Kimberly-Clark Corp.	24,702	2,839,989

		3,836,255

Containers-Metal/Glass — 0.1%
Ball Corp.	9,353	634,508
Owens-Illinois, Inc.†	10,940	233,569

		868,077

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	14,259	758,151
WestRock Co.†	8,880	559,973

		1,318,124

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	57,688	3,923,938
Estee Lauder Cos., Inc., Class A	15,147	1,349,749
Procter & Gamble Co.	184,063	14,117,632

		19,391,319

Cruise Lines — 0.2%
Carnival Corp.	30,598	1,630,567
Royal Caribbean Cruises, Ltd.	11,190	1,005,422

		2,635,989

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,445	305,063
Fidelity National Information Services, Inc.	19,232	1,258,350
Fiserv, Inc.†	16,065	1,395,406
Paychex, Inc.	22,179	1,029,105

		3,987,924

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	9,486	539,848
Patterson Cos., Inc.	5,813	291,580

		831,428

Diagnostic Equipment — 0.3%
Danaher Corp.	41,780	3,825,377

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	11,666	921,964

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,037	990,526

Distribution/Wholesale — 0.2%
Fastenal Co.	18,444	772,066
Fossil Group, Inc.†	2,914	200,337

179

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Genuine Parts Co.	10,326	$918,498
WW Grainger, Inc.	4,041	924,217

		2,815,118

Diversified Banking Institutions — 3.8%
Bank of America Corp.	712,516	12,739,786
Citigroup, Inc.	205,851	12,034,049
Goldman Sachs Group, Inc.	27,258	5,589,798
JPMorgan Chase & Co.	251,779	17,254,415
Morgan Stanley	104,252	4,049,148

		51,667,196

Diversified Manufacturing Operations — 2.4%
3M Co.	43,037	6,513,220
Dover Corp.	10,881	697,146
Eaton Corp. PLC	31,690	1,919,780
General Electric Co.	683,602	17,842,012
Illinois Tool Works, Inc.	22,950	2,053,336
Ingersoll-Rand PLC	17,960	1,102,744
Parker-Hannifin Corp.	9,409	1,060,865
Pentair PLC	12,188	741,152
Textron, Inc.	18,837	823,177

		32,753,432

Diversified Operations — 0.0%
Leucadia National Corp.	21,393	503,163

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	25,907	13,890,038
eBay, Inc.†	75,002	2,109,056

		15,999,094

E-Commerce/Services — 0.7%
Expedia, Inc.	6,764	821,420
Netflix, Inc.†	28,791	3,291,099
Priceline Group, Inc.†	3,517	4,373,636
TripAdvisor, Inc.†	7,594	602,812

		9,088,967

Electric Products-Misc. — 0.2%
AMETEK, Inc.	16,386	869,277
Emerson Electric Co.	45,341	2,346,397

		3,215,674

Electric-Distribution — 0.2%
PG&E Corp.	32,575	1,710,513
PPL Corp.	45,328	1,441,884

		3,152,397

Electric-Integrated — 2.2%
AES Corp.	46,300	592,640
Ameren Corp.	16,462	676,259
American Electric Power Co., Inc.	33,240	1,880,387
CMS Energy Corp.	18,725	641,518
Consolidated Edison, Inc.	19,870	1,263,533
Dominion Resources, Inc.	40,264	2,886,929
DTE Energy Co.	12,167	978,957
Duke Energy Corp.	46,917	3,482,180
Edison International	22,105	1,326,521
Entergy Corp.	12,180	865,024
Eversource Energy	21,551	1,071,516
Exelon Corp.	58,431	1,875,051
FirstEnergy Corp.	28,632	972,343

Security Description	Shares	Value (Note 3)
Electric-Integrated (continued)
NextEra Energy, Inc.	30,132	$3,169,886
Pepco Holdings, Inc.	17,152	457,615
Pinnacle West Capital Corp.	7,514	463,689
Public Service Enterprise Group, Inc.	34,320	1,430,114
SCANA Corp.	9,696	531,341
Southern Co.	61,621	2,756,307
TECO Energy, Inc.	15,952	352,858
WEC Energy Group Inc.	21,385	1,047,865
Xcel Energy, Inc.	34,392	1,192,371

		29,914,904

Electronic Components-Misc. — 0.3%
Corning, Inc.	85,387	1,595,029
Garmin, Ltd.†	8,183	342,950
TE Connectivity, Ltd.	27,585	1,680,478

		3,618,457

Electronic Components-Semiconductors — 1.7%
Altera Corp.	20,427	1,014,405
Avago Technologies, Ltd.	17,408	2,178,437
Broadcom Corp., Class A	36,897	1,867,357
Intel Corp.	321,857	9,317,760
Microchip Technology, Inc.	13,727	588,065
Micron Technology, Inc.†	73,090	1,352,896
NVIDIA Corp.	34,676	691,786
Qorvo, Inc.†	10,138	587,497
Skyworks Solutions, Inc.	12,965	1,240,362
Texas Instruments, Inc.	70,584	3,527,788
Xilinx, Inc.	17,544	732,462

		23,098,815

Electronic Connectors — 0.1%
Amphenol Corp., Class A	20,959	1,182,297

Electronic Forms — 0.2%
Adobe Systems, Inc.†	32,244	2,643,686

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	22,605	925,675
FLIR Systems, Inc.	9,507	292,720

		1,218,395

Electronic Security Devices — 0.1%
Allegion PLC†	6,491	410,361
Tyco International PLC	28,565	1,085,184

		1,495,545

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	5,588	645,190

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	5,130	227,259

Engineering/R&D Services — 0.1%
Fluor Corp.	10,002	467,594
Jacobs Engineering Group, Inc.†	8,520	358,862

		826,456

Engines-Internal Combustion — 0.1%
Cummins, Inc.	11,376	1,473,533

Enterprise Software/Service — 0.7%
CA, Inc.	21,478	625,761
Oracle Corp.	216,287	8,638,503

		9,264,264

180

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Entertainment Software — 0.1%
Electronic Arts, Inc.†	21,095	$1,509,347

Filtration/Separation Products — 0.1%
Pall Corp.	7,248	916,510

Finance-Consumer Loans — 0.0%
Navient Corp.	26,393	414,370

Finance-Credit Card — 1.3%
Alliance Data Systems Corp.†	4,210	1,157,919
American Express Co.	59,268	4,507,924
Discover Financial Services	30,022	1,675,528
Visa, Inc., Class A	131,148	9,880,690

		17,222,061

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	78,422	2,735,360
E*TRADE Financial Corp.†	19,667	558,936

		3,294,296

Finance-Other Services — 0.3%
CME Group, Inc.	21,528	2,067,549
Intercontinental Exchange, Inc.	7,582	1,728,999
NASDAQ OMX Group, Inc.	8,035	410,026

		4,206,574

Food-Confectionery — 0.1%
Hershey Co.	9,957	924,906
J.M. Smucker Co.	6,576	734,473

		1,659,379

Food-Meat Products — 0.1%
Hormel Foods Corp.	9,144	541,416
Tyson Foods, Inc., Class A	19,793	877,820

		1,419,236

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	12,057	594,531
ConAgra Foods, Inc.	28,973	1,276,550
General Mills, Inc.	40,442	2,354,129
Kellogg Co.	16,999	1,124,824
Kraft Heinz Co.	40,183	3,193,343
McCormick & Co., Inc.	8,670	711,027
Mondelez International, Inc., Class A	110,358	4,980,456

		14,234,860

Food-Retail — 0.3%
Kroger Co.	66,516	2,610,088
Whole Foods Market, Inc.	24,308	884,811

		3,494,899

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,284	1,462,712

Gas-Distribution — 0.2%
AGL Resources, Inc.	8,137	391,227
CenterPoint Energy, Inc.	29,187	564,477
NiSource, Inc.	21,533	375,966
Sempra Energy	15,790	1,607,106

		2,938,776

Gold Mining — 0.0%
Newmont Mining Corp.	35,880	616,060

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	5,770	813,397

Security Description	Shares	Value (Note 3)
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	18,230	$788,994

Home Furnishings — 0.0%
Leggett & Platt, Inc.	9,349	446,976

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	13,991	1,015,887
Starwood Hotels & Resorts Worldwide, Inc.	11,594	921,259
Wyndham Worldwide Corp.	8,144	672,043

		2,609,189

Human Resources — 0.0%
Robert Half International, Inc.	9,164	504,295

Independent Power Producers — 0.0%
NRG Energy, Inc.	22,626	507,954

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	9,132	1,066,435

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	13,114	1,868,876
Airgas, Inc.	4,611	470,414
Praxair, Inc.	19,560	2,232,579

		4,571,869

Instruments-Controls — 0.4%
Honeywell International, Inc.	53,035	5,571,327

Instruments-Scientific — 0.4%
PerkinElmer, Inc.	7,680	406,426
Thermo Fisher Scientific, Inc.	27,006	3,768,147
Waters Corp.†	5,610	748,879

		4,923,452

Insurance Brokers — 0.3%
Aon PLC	19,114	1,926,118
Marsh & McLennan Cos., Inc.	36,528	2,116,432

		4,042,550

Insurance-Life/Health — 0.6%
Aflac, Inc.	29,437	1,885,440
Lincoln National Corp.	17,166	966,789
Principal Financial Group, Inc.	18,593	1,032,097
Prudential Financial, Inc.	30,734	2,715,656
Torchmark Corp.	8,556	527,135
Unum Group	16,928	606,700

		7,733,817

Insurance-Multi-line — 1.4%
ACE, Ltd.	22,158	2,410,126
Allstate Corp.	27,750	1,913,362
American International Group, Inc.(1)	90,464	5,800,552
Assurant, Inc.	4,608	343,757
Cincinnati Financial Corp.	10,036	554,088
Genworth Financial, Inc., Class A†	33,745	236,552
Hartford Financial Services Group, Inc.	28,490	1,354,700
Loews Corp.	20,157	768,183
MetLife, Inc.	75,703	4,219,685
XL Group PLC	20,804	790,968

		18,391,973

Insurance-Property/Casualty — 0.4%
Chubb Corp.	15,588	1,938,056
Progressive Corp.	36,222	1,104,771
Travelers Cos., Inc.	21,622	2,294,527

		5,337,354

181

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	123,733	$17,661,648

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	142,894	13,433,465

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	4,880	654,603

Internet Security — 0.1%
Symantec Corp.	46,184	1,050,224
VeriSign, Inc.†	7,110	504,384

		1,554,608

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	3,713	771,933
Ameriprise Financial, Inc.	12,306	1,546,495
BlackRock, Inc.	8,615	2,897,397
Franklin Resources, Inc.	26,462	1,205,344
Invesco, Ltd.	29,221	1,127,931
Legg Mason, Inc.	6,618	326,532
T. Rowe Price Group, Inc.	17,826	1,374,919

		9,250,551

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	40,954	3,220,213
Joy Global, Inc.	6,612	174,623

		3,394,836

Machinery-Farming — 0.2%
Deere & Co.	22,652	2,142,200

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	6,820	1,140,781

Machinery-Pumps — 0.1%
Flowserve Corp.	9,138	429,394
Xylem, Inc.	12,305	424,892

		854,286

Medical Information Systems — 0.1%
Cerner Corp.†	20,776	1,490,055

Medical Instruments — 1.0%
Boston Scientific Corp.†	90,958	1,577,212
Edwards Lifesciences Corp.†	7,297	1,110,311
Intuitive Surgical, Inc.†	2,501	1,333,458
Medtronic PLC†	96,684	7,579,059
St. Jude Medical, Inc.	19,005	1,402,949

		13,002,989

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	6,812	867,100
Quest Diagnostics, Inc.	9,745	719,278

		1,586,378

Medical Products — 0.6%
Baxter International, Inc.	36,925	1,479,954
Becton Dickinson and Co.	14,206	2,161,443
Henry Schein, Inc.†	5,673	839,491
Stryker Corp.	20,282	2,074,240
Varian Medical Systems, Inc.†	6,771	582,780
Zimmer Holdings, Inc.	11,561	1,203,153

		8,341,061

Medical-Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	15,190	2,999,114

Security Description	Shares	Value (Note 3)
Medical-Biomedical/Gene (continued)
Amgen, Inc.	51,584	$9,109,218
Biogen, Inc.†	15,959	5,087,410
Celgene Corp.†	53,811	7,062,694
Gilead Sciences, Inc.	99,706	11,751,349
Regeneron Pharmaceuticals, Inc.†	5,115	2,831,971
Vertex Pharmaceuticals, Inc.†	16,537	2,232,495

		41,074,251

Medical-Drugs — 5.7%
Abbott Laboratories	101,005	5,119,943
AbbVie, Inc.	116,664	8,167,647
Baxalta, Inc.†	36,925	1,212,248
Bristol-Myers Squibb Co.	113,096	7,423,621
Eli Lilly & Co.	66,256	5,599,294
Endo International PLC†	13,757	1,204,288
Johnson & Johnson	188,137	18,853,209
Mallinckrodt PLC†	7,936	983,747
Merck & Co., Inc.	191,677	11,301,276
Pfizer, Inc.	417,768	15,064,714
Zoetis, Inc.	33,920	1,661,402

		76,591,389

Medical-Generic Drugs — 1.0%
Allergan PLC†	26,625	8,816,869
Hospira, Inc.†	11,722	1,048,533
Mylan NV†	27,927	1,563,633
Perrigo Co. PLC	9,923	1,907,200

		13,336,235

Medical-HMO — 1.3%
Aetna, Inc.	23,692	2,676,485
Anthem, Inc.	17,947	2,768,684
Cigna Corp.	17,461	2,515,432
Humana, Inc.	10,162	1,850,398
UnitedHealth Group, Inc.	64,582	7,840,255

		17,651,254

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	19,677	1,830,158
Tenet Healthcare Corp.†	6,732	379,012
Universal Health Services, Inc., Class B	6,184	898,102

		3,107,272

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	14,159	1,497,314
Cardinal Health, Inc.	22,445	1,907,376
McKesson Corp.	15,710	3,465,155

		6,869,845

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	9,378	1,827,960

Metal-Aluminum — 0.1%
Alcoa, Inc.	88,850	876,950

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	70,562	829,104

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	14,183	826,869

Multimedia — 1.7%
Time Warner, Inc.	55,945	4,925,398
Twenty-First Century Fox, Inc., Class A	120,046	4,140,386
Viacom, Inc., Class B	24,239	1,381,623

182

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Multimedia (continued)
Walt Disney Co.	105,908	$12,708,960

		23,156,367

Networking Products — 0.7%
Cisco Systems, Inc.	345,053	9,806,406

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	16,924	719,778
Waste Management, Inc.	28,887	1,476,992

		2,196,770

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	13,683	286,248
Xerox Corp.	70,403	775,841

		1,062,089

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	6,175	375,749

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	4,560	100,092
Ensco PLC, Class A	15,899	263,605
Helmerich & Payne, Inc.	7,304	421,733
Transocean, Ltd.	23,172	307,261

		1,092,691

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	34,461	2,562,175
Apache Corp.	25,584	1,173,282
Cabot Oil & Gas Corp.	28,061	734,076
Chesapeake Energy Corp.	35,115	304,096
Cimarex Energy Co.	6,355	661,683
ConocoPhillips	83,649	4,210,891
Devon Energy Corp.	26,218	1,295,693
EOG Resources, Inc.	37,242	2,874,710
EQT Corp.	10,336	794,322
Hess Corp.	16,573	977,973
Newfield Exploration Co.†	11,045	362,165
Noble Energy, Inc.	29,039	1,023,044
Occidental Petroleum Corp.	52,113	3,658,333
Pioneer Natural Resources Co.	10,129	1,284,053
Range Resources Corp.	11,297	444,424
Southwestern Energy Co.†	26,255	488,343

		22,849,263

Oil Companies-Integrated — 2.6%
Chevron Corp.	127,581	11,288,367
Exxon Mobil Corp.	283,668	22,469,342
Marathon Oil Corp.	45,792	962,090
Murphy Oil Corp.	11,350	372,167

		35,091,966

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	12,986	655,274
FMC Technologies, Inc.†	15,666	513,218
National Oilwell Varco, Inc.	26,315	1,108,651

		2,277,143

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	36,858	2,015,027
Phillips 66	36,794	2,925,123
Tesoro Corp.	8,544	831,673
Valero Energy Corp.	34,507	2,263,659

		8,035,482

Security Description	Shares	Value (Note 3)
Oil-Field Services — 0.8%
Baker Hughes, Inc.	29,491	$1,714,902
Halliburton Co.	57,728	2,412,453
Schlumberger, Ltd.	86,145	7,134,529

		11,261,884

Paper & Related Products — 0.1%
International Paper Co.	28,689	1,373,342

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	49,479	4,456,574

Pipelines — 0.7%
Columbia Pipeline Group, Inc.	21,533	628,333
Kinder Morgan, Inc.	117,679	4,076,400
ONEOK, Inc.	14,163	535,220
Spectra Energy Corp.	45,546	1,378,222
Williams Cos., Inc.	45,735	2,400,173

		9,018,348

Publishing-Newspapers — 0.0%
News Corp., Class A†	33,972	500,408

Publishing-Periodicals — 0.1%
Nielsen NV	25,042	1,213,535

Real Estate Investment Trusts — 2.4%
American Tower Corp.	28,705	2,730,133
Apartment Investment & Management Co., Class A	10,603	414,365
AvalonBay Communities, Inc.	8,968	1,545,545
Boston Properties, Inc.	10,408	1,283,098
Crown Castle International Corp.	22,897	1,875,493
Equinix, Inc.	3,862	1,077,150
Equity Residential	24,695	1,847,433
Essex Property Trust, Inc.	4,434	997,251
General Growth Properties, Inc.	42,689	1,158,580
HCP, Inc.	31,322	1,210,282
Health Care REIT, Inc.	23,816	1,652,116
Host Hotels & Resorts, Inc.	51,405	996,229
Iron Mountain, Inc.	12,714	382,056
Kimco Realty Corp.	28,003	691,954
Macerich Co.	9,556	756,453
Plum Creek Timber Co., Inc.	11,915	488,515
Prologis, Inc.	35,554	1,443,848
Public Storage	9,853	2,021,639
Realty Income Corp.	15,777	761,871
Simon Property Group, Inc.	21,118	3,953,712
SL Green Realty Corp.	6,756	777,886
Ventas, Inc.	22,449	1,506,103
Vornado Realty Trust	11,879	1,158,796
Weyerhaeuser Co.	35,126	1,078,017

		31,808,525

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	18,976	720,519

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,579	440,727

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	18,745	584,844
Gap, Inc.	17,839	650,767
L Brands, Inc.	16,639	1,343,100
PVH Corp.	5,610	650,984
Ross Stores, Inc.	28,074	1,492,414
Urban Outfitters, Inc.†	6,607	215,520

		4,937,629

183

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	4,965	$864,953
AutoZone, Inc.†	2,152	1,508,423
O’Reilly Automotive, Inc.†	6,852	1,646,604

		4,019,980

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,106	318,308
CarMax, Inc.†	14,195	915,719

		1,234,027

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	11,622	758,103

Retail-Building Products — 1.1%
Home Depot, Inc.	88,129	10,313,737
Lowe’s Cos., Inc.	63,278	4,388,962

		14,702,699

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	7,240	331,954

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	19,865	641,441

Retail-Discount — 1.4%
Costco Wholesale Corp.	29,817	4,332,410
Dollar General Corp.	20,157	1,620,018
Dollar Tree, Inc.†	15,609	1,217,970
Target Corp.	43,319	3,545,660
Wal-Mart Stores, Inc.	107,064	7,706,467

		18,422,525

Retail-Drug Store — 1.1%
CVS Health Corp.	76,552	8,609,804
Walgreens Boots Alliance, Inc.	59,202	5,720,689

		14,330,493

Retail-Gardening Products — 0.1%
Tractor Supply Co.	9,256	856,365

Retail-Jewelry — 0.1%
Tiffany & Co.	7,624	729,617

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,566	729,981
TJX Cos., Inc.	46,161	3,222,961

		3,952,942

Retail-Office Supplies — 0.0%
Staples, Inc.	43,465	639,370

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	13,425	823,221
Macy’s, Inc.	22,824	1,576,225

		2,399,446

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	2,106	1,563,136
Darden Restaurants, Inc.	8,534	629,468
McDonald’s Corp.	65,031	6,493,996
Starbucks Corp.	101,802	5,897,390
Yum! Brands, Inc.	29,336	2,574,527

		17,158,517

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	18,302	551,439

Security Description	Shares	Value (Note 3)
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	32,693	$337,065
People’s United Financial, Inc.	20,972	341,214

		678,279

Security Services — 0.0%
ADT Corp.	11,622	401,308

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	21,272	1,240,796
Linear Technology Corp.	16,247	666,127
QUALCOMM, Inc.	110,558	7,118,829

		9,025,752

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	83,558	1,450,567
KLA-Tencor Corp.	10,850	575,592
Lam Research Corp.	10,742	825,738

		2,851,897

Steel-Producers — 0.1%
Nucor Corp.	21,652	955,719

Telecom Services — 0.1%
Level 3 Communications, Inc.†	19,960	1,007,980

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	23,841	677,561

Telephone-Integrated — 2.2%
AT&T, Inc.	416,862	14,481,779
CenturyLink, Inc.	38,248	1,093,893
Frontier Communications Corp.	78,246	369,321
Verizon Communications, Inc.	276,705	12,947,027

		28,892,020

Television — 0.2%
CBS Corp., Class B	30,718	1,642,491
TEGNA, Inc.	15,391	448,340

		2,090,831

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	4,215	849,702

Tobacco — 1.4%
Altria Group, Inc.	133,421	7,255,434
Philip Morris International, Inc.	105,102	8,989,374
Reynolds American, Inc.	28,201	2,419,364

		18,664,172

Tools-Hand Held — 0.1%
Snap-on, Inc.	3,957	652,113
Stanley Black & Decker, Inc.	10,430	1,100,261

		1,752,374

Toys — 0.1%
Hasbro, Inc.	7,601	598,503
Mattel, Inc.	22,955	532,785

		1,131,288

Transport-Rail — 0.8%
CSX Corp.	67,030	2,096,699
Kansas City Southern	7,500	743,925
Norfolk Southern Corp.	20,683	1,744,197
Union Pacific Corp.	59,405	5,797,334

		10,382,155

184

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	9,894	$694,064
Expeditors International of Washington, Inc.	12,977	608,232
FedEx Corp.	17,885	3,065,847
Ryder System, Inc.	3,617	327,411
United Parcel Service, Inc., Class B	47,082	4,819,313

		9,514,867

Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	6,247	525,498

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	13,741	1,214,567

Web Portals/ISP — 2.0%
Google, Inc., Class A†	19,417	12,766,677
Google, Inc., Class C†	19,473	12,182,504
Yahoo!, Inc.†	59,212	2,171,304

		27,120,485

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	12,594	757,655

Total Common Stocks (cost $1,058,807,086)		1,258,889,675

Security Description	Shares/ Principal Amount	Value (Note 3)
EXCHANGE-TRADED FUNDS — 4.9%
iShares Core S&P 500 ETF	83,700	$17,724,312
SPDR S&P 500 ETF Trust, Series 1	227,371	47,861,596

Total Exchange-Traded Funds (cost $65,618,892)		65,585,908

Total Long-Term Investment Securities (cost $1,124,425,978)		1,324,475,583

REPURCHASE AGREEMENTS — 1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $17,337,000)	$17,337,000	17,337,000

TOTAL INVESTMENTS (cost $1,141,762,978)(3)	100.0%	1,341,812,583
Other assets less liabilities	0.0	332,274

NET ASSETS	100.0%	$1,342,144,857

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 9
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation (Depreciation)
174	Long	S&P 500 E-Mini Index	September 2015	$18,137,196	$18,256,080	$118,884

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,258,889,675	$—	$—	$1,258,889,675
Exchanged-Traded Funds	65,585,908	—	—	65,585,908
Repurchase Agreements	—	17,337,000	—	17,337,000

Total Investments at Value	$1,324,475,583	$17,337,000	$—	$1,341,812,583

Other Financial Instruments:+
Futures Contracts	$118,884	$—	$—	$118,884

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

185

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	10.8%
Banks-Super Regional	8.9
Insurance-Multi-line	4.1
Oil Companies-Integrated	3.8
Electric-Integrated	3.7
Investment Management/Advisor Services	3.6
Tobacco	3.2
Diversified Manufacturing Operations	2.7
Oil Companies-Exploration & Production	2.7
Beverages-Non-alcoholic	2.5
Banks-Commercial	2.5
Computers	2.4
Real Estate Investment Trusts	2.3
Insurance-Property/Casualty	2.2
Finance-Other Services	2.1
Retail-Building Products	1.8
Multimedia	1.6
Semiconductor Components-Integrated Circuits	1.5
Retail-Restaurants	1.5
Telephone-Integrated	1.5
Instruments-Controls	1.4
Medical Products	1.4
Transport-Rail	1.4
Aerospace/Defense-Equipment	1.3
Applications Software	1.3
Cable/Satellite TV	1.3
Cosmetics & Toiletries	1.3
Industrial Gases	1.2
Chemicals-Diversified	1.2
Distribution/Wholesale	1.2
Electronic Components-Semiconductors	1.1
Commercial Services-Finance	1.1
Auto-Heavy Duty Trucks	1.1
Hotels/Motels	1.0
Retail-Jewelry	1.0
Food-Confectionery	1.0
Banks-Fiduciary	1.0
Data Processing/Management	1.0
Food-Misc./Diversified	1.0
Insurance-Life/Health	0.9
Computer Services	0.9
Retail-Apparel/Shoe	0.9
Gas-Distribution	0.9
Pipelines	0.8
Oil Refining & Marketing	0.8
Retail-Discount	0.7
Non-Hazardous Waste Disposal	0.7
Transport-Services	0.6
Semiconductor Equipment	0.6
Advertising Agencies	0.5
Apparel Manufacturers	0.5
Time Deposits	0.5
Retail-Consumer Electronics	0.5
Insurance Brokers	0.5
Theaters	0.4
Retail-Mail Order	0.3
Coatings/Paint	0.3
Tools-Hand Held	0.3
Insurance-Reinsurance	0.2
Containers-Paper/Plastic	0.2
Electric Products-Misc.	0.1

99.8%

*	Calculated as a percentage of net assets

186

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 99.3%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	72,708	$5,313,501

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	132,860	13,327,187

Apparel Manufacturers — 0.5%
VF Corp.	67,712	5,219,918

Applications Software — 1.3%
Microsoft Corp.	280,163	13,083,612

Auto-Heavy Duty Trucks — 1.1%
PACCAR, Inc.	167,185	10,840,275

Banks-Commercial — 2.5%
BB&T Corp.	313,248	12,614,497
Cullen/Frost Bankers, Inc.	82,444	5,973,068
M&T Bank Corp.	48,311	6,335,987

		24,923,552

Banks-Fiduciary — 1.0%
Northern Trust Corp.	129,639	9,916,087

Banks-Super Regional — 8.9%
Capital One Financial Corp.	100,352	8,158,618
PNC Financial Services Group, Inc.	234,291	23,002,690
US Bancorp	259,049	11,711,605
Wells Fargo & Co.	826,667	47,839,219

		90,712,132

Beverages-Non-alcoholic — 2.5%
Coca-Cola Co.	200,807	8,249,152
Coca-Cola Enterprises, Inc.	139,986	7,150,485
Dr Pepper Snapple Group, Inc.	120,048	9,630,250

		25,029,887

Cable/Satellite TV — 1.3%
Comcast Corp., Special Class A	138,357	8,625,175
Time Warner Cable, Inc.	23,460	4,457,635

		13,082,810

Chemicals-Diversified — 1.2%
E.I. du Pont de Nemours & Co.	128,881	7,186,405
PPG Industries, Inc.	50,411	5,463,544

		12,649,949

Coatings/Paint — 0.3%
RPM International, Inc.	64,567	3,026,255

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	69,593	5,551,434
McGraw Hill Financial, Inc.	56,272	5,725,676

		11,277,110

Computer Services — 0.9%
Accenture PLC, Class A†	89,643	9,243,090

Computers — 2.4%
Apple, Inc.	199,343	24,180,306

Containers-Paper/Plastic — 0.2%
WestRock Co.†	33,171	2,091,763

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	169,240	12,980,708

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	149,797	9,801,218

Security Description	Shares	Value (Note 3)

Distribution/Wholesale — 1.2%
Fastenal Co.	118,938	$4,978,745
Genuine Parts Co.	76,517	6,806,187

		11,784,932

Diversified Manufacturing Operations — 2.7%
3M Co.	77,532	11,733,693
Illinois Tool Works, Inc.	175,452	15,697,690

		27,431,383

Electric Products-Misc. — 0.1%
Emerson Electric Co.	11,349	587,311

Electric-Integrated — 3.7%
CMS Energy Corp.	251,707	8,623,482
DTE Energy Co.	25,166	2,024,856
Edison International	169,126	10,149,251
NextEra Energy, Inc.	102,223	10,753,860
Xcel Energy, Inc.	190,434	6,602,347

		38,153,796

Electronic Components-Semiconductors — 1.1%
Texas Instruments, Inc.	230,277	11,509,244

Finance-Other Services — 2.1%
CME Group, Inc.	217,309	20,870,356

Food-Confectionery — 1.0%
Hershey Co.	109,194	10,143,031

Food-Misc./Diversified — 1.0%
Kraft Heinz Co.	30,402	2,416,047
Mondelez International, Inc., Class A	162,924	7,352,760

		9,768,807

Gas-Distribution — 0.9%
NiSource, Inc.	271,062	4,732,743
Sempra Energy	41,695	4,243,717

		8,976,460

Hotels/Motels — 1.0%
Wyndham Worldwide Corp.	125,075	10,321,189

Industrial Gases — 1.2%
Airgas, Inc.	85,148	8,686,799
Praxair, Inc.	34,988	3,993,530

		12,680,329

Instruments-Controls — 1.4%
Honeywell International, Inc.	135,695	14,254,760

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	99,120	4,701,262

Insurance-Life/Health — 0.9%
Prudential Financial, Inc.	106,316	9,394,082

Insurance-Multi-line — 4.1%
ACE, Ltd.	69,403	7,548,964
Cincinnati Financial Corp.	67,062	3,702,493
Hartford Financial Services Group, Inc.	347,881	16,541,742
MetLife, Inc.	244,641	13,636,289

		41,429,488

Insurance-Property/Casualty — 2.2%
Progressive Corp.	116,785	3,561,943
Travelers Cos., Inc.	181,769	19,289,326

		22,851,269

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	53,136	2,462,854

187

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Investment Management/Advisor Services — 3.6%
Ameriprise Financial, Inc.	46,694	$5,868,035
BlackRock, Inc.	54,875	18,455,560
T. Rowe Price Group, Inc.	164,417	12,681,483

		37,005,078

Medical Products — 1.4%
Becton Dickinson and Co.	93,392	14,209,593

Medical-Drugs — 10.8%
Abbott Laboratories	179,018	9,074,422
AbbVie, Inc.	163,358	11,436,694
Bristol-Myers Squibb Co.	186,790	12,260,896
Eli Lilly & Co.	135,700	11,468,007
Johnson & Johnson	226,934	22,741,056
Merck & Co., Inc.	356,841	21,039,345
Pfizer, Inc.	621,975	22,428,418

		110,448,838

Multimedia — 1.6%
Time Warner, Inc.	183,074	16,117,835

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	167,336	7,116,800

Oil Companies-Exploration & Production — 2.7%
ConocoPhillips	227,646	11,459,700
Occidental Petroleum Corp.	225,451	15,826,660

		27,286,360

Oil Companies-Integrated — 3.8%
Chevron Corp.	91,721	8,115,474
Exxon Mobil Corp.	389,416	30,845,641

		38,961,115

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	150,671	8,237,183

Pipelines — 0.8%
Columbia Pipeline Group, Inc.	148,118	4,322,083
Kinder Morgan, Inc.	117,185	4,059,289

		8,381,372

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	37,996	3,522,609
AvalonBay Communities, Inc.	38,849	6,695,237
Simon Property Group, Inc.	71,699	13,423,487

		23,641,333

Retail-Apparel/Shoe — 0.9%
L Brands, Inc.	113,512	9,162,689

Retail-Building Products — 1.8%
Home Depot, Inc.	159,811	18,702,681

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	146,699	4,736,911

Retail-Discount — 0.7%
Target Corp.	90,416	7,400,550

Retail-Jewelry — 1.0%
Tiffany & Co.	107,575	10,294,927

Retail-Mail Order — 0.3%
Williams-Sonoma, Inc.	40,231	3,405,956

Security Description	Shares/ Principal Amount	Value (Note 3)

Retail-Restaurants — 1.5%
Brinker International, Inc.	136,578	$8,181,022
Dunkin’ Brands Group, Inc.	133,937	7,217,865

		15,398,887

Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	139,503	8,137,210
QUALCOMM, Inc.	115,174	7,416,054

		15,553,264

Semiconductor Equipment — 0.6%
KLA-Tencor Corp.	120,980	6,417,989

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	323,299	15,127,160

Theaters — 0.4%
Cinemark Holdings, Inc.	110,647	4,366,131

Tobacco — 3.2%
Altria Group, Inc.	412,629	22,438,765
Philip Morris International, Inc.	113,456	9,703,892

		32,142,657

Tools-Hand Held — 0.3%
Snap-on, Inc.	17,820	2,936,736

Transport-Rail — 1.4%
Norfolk Southern Corp.	73,911	6,232,914
Union Pacific Corp.	77,798	7,592,307

		13,825,221

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	62,785	6,426,673

Total Long-Term Investment Securities (cost $868,465,562)		1,011,323,852

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $5,062,000)	$5,062,000	5,062,000

TOTAL INVESTMENTS (cost $873,527,562)(1)	99.8%	1,016,385,852
Other assets less liabilities	0.2	2,440,378

NET ASSETS	100.0%	$1,018,826,230

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

188

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,011,323,852	$—	$—	$1,011,323,852
Short-Term Investment Securities	—	5,062,000	—	5,062,000

Total Investments at Value	$1,011,323,852	$5,062,000	$—	$1,016,385,852

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

189

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.0%
Computers	4.9
Web Portals/ISP	4.6
Commercial Services-Finance	4.3
Medical-Drugs	4.1
Oil Companies-Integrated	3.6
Food-Misc./Diversified	3.5
Repurchase Agreements	3.2
Tobacco	2.8
Medical-Generic Drugs	2.7
Diversified Manufacturing Operations	2.6
Cable/Satellite TV	2.4
Finance-Other Services	2.4
Beverages-Non-alcoholic	2.4
Medical-Hospitals	2.2
Pharmacy Services	2.1
Computer Services	2.0
Soap & Cleaning Preparation	2.0
Transport-Rail	2.0
Machinery-Farming	2.0
Medical-HMO	1.9
Retail-Building Products	1.8
Retail-Auto Parts	1.8
Medical-Biomedical/Gene	1.7
Insurance-Reinsurance	1.7
Telephone-Integrated	1.7
Internet Content-Entertainment	1.6
Electric-Distribution	1.5
Building Products-Cement	1.5
E-Commerce/Products	1.4
Insurance Brokers	1.3
Auto/Truck Parts & Equipment-Original	1.3
Electronic Security Devices	1.3
Publishing-Periodicals	1.3
Oil Companies-Exploration & Production	1.2
Finance-Credit Card	1.2
Real Estate Investment Trusts	1.2
Banks-Fiduciary	1.1
Medical Instruments	1.1
Office Automation & Equipment	1.0
Semiconductor Equipment	0.9
Non-Hazardous Waste Disposal	0.9
Aerospace/Defense-Equipment	0.9
Banks-Commercial	0.9
Multimedia	0.8
Electric-Integrated	0.8
Retail-Restaurants	0.6
Oil Refining & Marketing	0.6
Pipelines	0.6
Computers-Memory Devices	0.6
Insurance-Multi-line	0.6
Electric-Transmission	0.5
Gas-Distribution	0.5
Beverages-Wine/Spirits	0.4
Auto-Cars/Light Trucks	0.4
Motorcycle/Motor Scooter	0.2
Diversified Minerals	0.1

99.7%

*	Calculated as a percentage of net assets

190

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.5%
Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	26,620	$2,670,252

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	40,460	1,274,895

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Automotive PLC	52,100	4,067,968

Banks-Commercial — 0.9%
M&T Bank Corp.	20,190	2,647,919

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	77,270	3,353,518

Beverages-Non-alcoholic — 2.4%
PepsiCo, Inc.	74,700	7,197,345

Beverages-Wine/Spirits — 0.4%
Diageo PLC	45,940	1,283,827

Building Products-Cement — 1.5%
Vulcan Materials Co.	49,150	4,473,633

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	118,850	7,417,428

Commercial Services-Finance — 4.3%
MasterCard, Inc., Class A	40,840	3,977,816
McGraw Hill Financial, Inc.	47,920	4,875,860
PayPal Holdings, Inc.†	114,230	4,420,701

		13,274,377

Computer Services — 2.0%
Amdocs, Ltd.	106,800	6,263,820

Computers — 4.9%
Apple, Inc.	124,870	15,146,731

Computers-Memory Devices — 0.6%
Western Digital Corp.	21,010	1,808,121

Diversified Banking Institutions — 5.0%
Citigroup, Inc.	201,254	11,765,309
JPMorgan Chase & Co.	51,280	3,514,218

		15,279,527

Diversified Manufacturing Operations — 2.6%
General Electric Co.	304,880	7,957,368

Diversified Minerals — 0.1%
Teck Resources, Ltd., Class B	49,540	363,624

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	8,070	4,326,731

Electric-Distribution — 1.5%
PG&E Corp.	86,940	4,565,219

Electric-Integrated — 0.8%
Southern Co.	51,500	2,303,595

Electric-Transmission — 0.5%
ITC Holdings Corp.	48,620	1,642,384

Electronic Security Devices — 1.3%
Tyco International PLC	104,520	3,970,715

Finance-Credit Card — 1.2%
Discover Financial Services	63,388	3,537,684

Finance-Other Services — 2.4%
CME Group, Inc.	75,750	7,275,030

Security Description	Shares	Value (Note 3)

Food-Misc./Diversified — 3.5%
Mondelez International, Inc., Class A	234,760	$10,594,719

Gas-Distribution — 0.5%
AmeriGas Partners LP	33,665	1,545,560

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	70,310	4,073,761

Insurance-Multi-line — 0.6%
Genworth Financial, Inc., Class A†	240,950	1,689,060

Insurance-Reinsurance — 1.7%
Berkshire Hathaway, Inc., Class B†	36,190	5,165,761

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	51,830	4,872,538

Machinery-Farming — 2.0%
Deere & Co.	63,280	5,984,390

Medical Instruments — 1.1%
Boston Scientific Corp.†	188,560	3,269,630

Medical-Biomedical/Gene — 1.7%
Gilead Sciences, Inc.	44,500	5,244,770

Medical-Drugs — 4.1%
Bristol-Myers Squibb Co.	50,710	3,328,604
Merck & Co., Inc.	102,910	6,067,574
Zoetis, Inc.	62,619	3,067,079

		12,463,257

Medical-Generic Drugs — 2.7%
Allergan PLC†	24,840	8,225,766

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	48,140	5,844,196

Medical-Hospitals — 2.2%
HCA Holdings, Inc.†	72,740	6,765,547

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,650	679,195

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	73,870	2,547,776

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	66,880	2,844,406

Office Automation & Equipment — 1.0%
Xerox Corp.	289,190	3,186,874

Oil Companies-Exploration & Production — 1.2%
Noble Energy, Inc.	108,310	3,815,761

Oil Companies-Integrated — 3.6%
Chevron Corp.	71,350	6,313,048
Suncor Energy, Inc.	172,560	4,859,290

		11,172,338

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	39,530	1,907,718

Pharmacy Services — 2.1%
Express Scripts Holding Co.†	72,064	6,490,804

Pipelines — 0.6%
Magellan Midstream Partners LP	25,905	1,823,712

Publishing-Periodicals — 1.3%
Nielsen NV	80,104	3,881,840

Real Estate Investment Trusts — 1.2%
Simon Property Group, Inc.	18,870	3,532,841

191

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Retail-Auto Parts — 1.8%
AutoZone, Inc.†	7,783	$5,455,416

Retail-Building Products — 1.8%
Home Depot, Inc.	47,140	5,516,794

Retail-Restaurants — 0.6%
Dunkin’ Brands Group, Inc.	36,120	1,946,507

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	164,660	2,858,498

Soap & Cleaning Preparation — 2.0%
Henkel AG & Co. KGaA	61,738	6,233,203

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	109,450	5,121,165

Tobacco — 2.8%
Philip Morris International, Inc.	102,040	8,727,481

Transport-Rail — 2.0%
Canadian National Railway Co.	77,130	4,815,226
CSX Corp.	37,990	1,188,327

		6,003,553

Web Portals/ISP — 4.6%
Google, Inc., Class C†	22,420	14,026,176

Total Long-Term Investment Securities (cost $271,244,906)		295,612,724

Security Description	Principal Amount	Value (Note 3)

REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $9,643,000 and collateralized by $8,890,000 of United States Treasury Notes, bearing interest at 3.63% due 08/15/2019 and having an approximate value of $9,836,492 (cost $9,643,000)	$9,643,000	$9,643,000

TOTAL INVESTMENTS (cost $280,887,906)(1)	99.7%	305,255,724
Other assets less liabilities	0.3	989,925

NET ASSETS	100.0%	$306,245,649

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$295,612,724	$—	$—	$295,612,724
Repurchase Agreements	—	9,643,000	—	9,643,000

Total Investments at Value	$295,612,724	$9,643,000	$—	$305,255,724

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $7,517,030 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing proceudres for foreign equity securities. There were no additional transfers between Levels during reporting period.

See Notes to Financial Statements

192

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Banks-Super Regional	9.1%
Web Portals/ISP	6.9
Finance-Credit Card	6.8
E-Commerce/Products	6.6
Banks-Fiduciary	5.4
Oil Companies-Exploration & Production	5.0
Insurance-Reinsurance	4.4
Diversified Banking Institutions	4.0
Pharmacy Services	3.8
Cable/Satellite TV	3.4
Medical Labs & Testing Services	2.9
Retail-Automobile	2.8
Commercial Paper	2.8
Medical-HMO	2.7
Casino Hotels	2.6
Industrial Gases	2.2
E-Commerce/Services	2.1
Insurance-Multi-line	2.1
Finance-Investment Banker/Broker	2.0
Chemicals-Specialty	1.8
Building Products-Cement	1.7
Electronic Components-Semiconductors	1.6
Medical-Drugs	1.6
Auto-Heavy Duty Trucks	1.4
Applications Software	1.2
Metal Processors & Fabrication	1.2
Transport-Services	1.2
Enterprise Software/Service	1.1
Retail-Discount	1.1
Retail-Jewelry	1.0
Aerospace/Defense-Equipment	1.0
Banks-Commercial	0.9
Brewery	0.9
Retail-Auto Parts	0.8
Beverages-Wine/Spirits	0.8
Internet Security	0.8
Commercial Services-Finance	0.7
Retail-Catalog Shopping	0.5
Insurance-Property/Casualty	0.4
Power Converter/Supply Equipment	0.4
Home Decoration Products	0.2
Travel Services	0.1
Storage/Warehousing	0.1

100.1%

*	Calculated as a percentage of net assets

193

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.3%
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	139,350	$13,978,198

Applications Software — 1.2%
Microsoft Corp.	373,720	17,452,724

Auto-Heavy Duty Trucks — 1.4%
PACCAR, Inc.	301,850	19,571,954

Banks-Commercial — 0.9%
Standard Chartered PLC	834,430	12,772,872

Banks-Fiduciary — 5.4%
Bank of New York Mellon Corp.	1,402,500	60,868,500
Citizens Financial Group, Inc.	583,800	15,219,666

		76,088,166

Banks-Super Regional — 9.1%
Capital One Financial Corp.	177,470	14,428,311
Wells Fargo & Co.	1,945,549	112,588,921

		127,017,232

Beverages-Wine/Spirits — 0.8%
Diageo PLC ADR	100,540	11,291,647

Brewery — 0.9%
Heineken Holding NV	175,312	12,176,009

Building Products-Cement — 1.7%
LafargeHolcim, Ltd.	339,876	23,538,344

Cable/Satellite TV — 3.4%
Liberty Global PLC LILAC, Class C†	45,922	1,953,981
Liberty Global PLC, Class C†	918,440	45,132,142

		47,086,123

Casino Hotels — 2.6%
Las Vegas Sands Corp.	651,630	36,517,345

Chemicals-Specialty — 1.8%
Ecolab, Inc.	214,760	24,871,356

Commercial Services-Finance — 0.7%
Moody’s Corp.	92,278	10,190,260

Diversified Banking Institutions — 4.0%
JPMorgan Chase & Co.	819,536	56,162,802

E-Commerce/Products — 6.6%
Amazon.com, Inc.†	172,556	92,515,899

E-Commerce/Services — 2.1%
Liberty Ventures, Series A†	115,858	4,805,790
Priceline Group, Inc.†	16,020	19,921,991
SouFun Holdings, Ltd. ADR	739,770	4,934,266

		29,662,047

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	460,110	22,996,298

Enterprise Software/Service — 1.1%
Oracle Corp.	396,830	15,849,390

Finance-Credit Card — 6.8%
American Express Co.	917,530	69,787,332
Visa, Inc., Class A	333,720	25,142,465

		94,929,797

Finance-Investment Banker/Broker — 2.0%
Charles Schwab Corp.	798,420	27,848,890

Security Description	Shares	Value (Note 3)

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	$2,425,135

Industrial Gases — 2.2%
Praxair, Inc.	266,790	30,451,411

Insurance-Multi-line — 2.1%
ACE, Ltd.	144,020	15,665,056
Loews Corp.	355,940	13,564,873

		29,229,929

Insurance-Property/Casualty — 0.4%
Fairfax Financial Holdings, Ltd.	2,720	1,311,009
Markel Corp.†	5,113	4,549,292

		5,860,301

Insurance-Reinsurance — 4.4%
Berkshire Hathaway, Inc., Class A†	290	62,060,000

Internet Security — 0.8%
Qihoo 360 Technology Co., Ltd. ADR†	181,250	11,239,312

Medical Labs & Testing Services — 2.9%
Laboratory Corp. of America Holdings†	183,820	23,398,448
Quest Diagnostics, Inc.	235,030	17,347,564

		40,746,012

Medical-Drugs — 1.6%
Valeant Pharmaceuticals International, Inc.†	86,330	22,232,565

Medical-HMO — 2.7%
UnitedHealth Group, Inc.	308,710	37,477,394

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	87,445	17,044,779

Oil Companies-Exploration & Production — 5.0%
Cabot Oil & Gas Corp.	1,048,620	27,431,899
Encana Corp.	3,105,557	23,571,178
EOG Resources, Inc.	71,480	5,517,541
Occidental Petroleum Corp.	102,750	7,213,050
Ultra Petroleum Corp.†	770,440	5,994,023

		69,727,691

Pharmacy Services — 3.8%
Express Scripts Holding Co.†	595,650	53,650,195

Power Converter/Supply Equipment — 0.4%
Schneider Electric SE†	78,160	5,458,519

Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	65,360	11,386,366

Retail-Automobile — 2.8%
CarMax, Inc.†	605,012	39,029,324

Retail-Catalog Shopping — 0.5%
Liberty Interactive Corp., Class A†	227,590	6,611,490

Retail-Discount — 1.1%
Costco Wholesale Corp.	104,242	15,146,363

Retail-Jewelry — 1.0%
Cie Financiere Richemont SA	164,110	14,164,104

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	86,990	1,251,786

Transport-Services — 1.2%
Kuehne & Nagel International AG	121,768	16,810,360

194

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)

COMMON STOCKS (continued)
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	45,248	$1,325,314

Web Portals/ISP — 6.9%
Google, Inc., Class A†	75,828	49,856,910
Google, Inc., Class C†	76,036	47,568,882

		97,425,792

Total Long-Term Investment Securities (cost $924,230,400)		1,363,271,495

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Commercial Paper — 2.8%
China Construction Bank Corp. NY 0.16% due 08/03/2015 (cost $38,999,653)	$39,000,000	39,000,000

TOTAL INVESTMENTS (cost $963,230,053)(1)	100.1%	1,402,271,495
Liabilities in excess of other assets	(0.1)	(1,317,560)

NET ASSETS	100.0%	$1,400,953,935

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,363,271,495	$—	$—	$1,363,271,495
Short-Term Investment Securities	—	39,000,000	—	39,000,000

Total Investments at Value	$1,363,271,495	$39,000,000	$—	$1,402,271,495

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $51,034,127 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

195

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	8.3%
Aerospace/Defense	7.2
Consumer Products-Misc.	6.9
Food-Misc./Diversified	6.7
Beverages-Non-alcoholic	6.6
Distribution/Wholesale	6.3
Diversified Manufacturing Operations	6.3
Oil Companies-Integrated	6.0
Toys	3.4
Advertising Agencies	3.4
Retail-Restaurants	3.3
Medical Products	3.3
Retail-Discount	3.2
Telephone-Integrated	3.2
Computer Services	3.2
Data Processing/Management	3.2
Commercial Services-Finance	3.1
Cosmetics & Toiletries	3.1
Machinery-Farming	3.1
Transport-Rail	3.1
Electric Products-Misc.	3.0
Machinery-Construction & Mining	3.0
Repurchase Agreements	0.9

99.8%

*	Calculated as a percentage of net assets

196

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.9%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	147,800	$10,801,224

Aerospace/Defense — 7.2%
Lockheed Martin Corp.	55,248	11,441,861
Raytheon Co.	107,343	11,710,048

		23,151,909

Beverages-Non-alcoholic — 6.6%
Coca-Cola Co.	261,805	10,754,950
PepsiCo, Inc.	110,035	10,601,872

		21,356,822

Commercial Services-Finance — 3.1%
Automatic Data Processing, Inc.	126,970	10,128,397

Computer Services — 3.2%
International Business Machines Corp.	63,142	10,228,373

Consumer Products-Misc. — 6.9%
Clorox Co.	98,737	11,052,620
Kimberly-Clark Corp.	96,920	11,142,892

		22,195,512

Cosmetics & Toiletries — 3.1%
Procter & Gamble Co.	131,271	10,068,486

Data Processing/Management — 3.2%
Paychex, Inc.	219,083	10,165,451

Distribution/Wholesale — 6.3%
Fastenal Co.	243,495	10,192,701
Genuine Parts Co.	114,717	10,204,077

		20,396,778

Diversified Manufacturing Operations — 6.3%
3M Co.	66,563	10,073,644
General Electric Co.	386,550	10,088,955

		20,162,599

Electric Products-Misc. — 3.0%
Emerson Electric Co.	185,290	9,588,757

Food-Misc./Diversified — 6.7%
General Mills, Inc.	184,326	10,729,616
Kellogg Co.	163,806	10,839,043

		21,568,659

Security Description	Shares/ Principal Amount	Value (Note 3)

Machinery-Construction & Mining — 3.0%
Caterpillar, Inc.	121,087	$9,521,071

Machinery-Farming — 3.1%
Deere & Co.	105,828	10,008,154

Medical Products — 3.3%
Baxter International, Inc.	264,298	10,593,064

Medical-Drugs — 8.3%
Baxalta, Inc.†	153,204	5,029,687
Johnson & Johnson	105,383	10,560,430
Pfizer, Inc.	306,311	11,045,575

		26,635,692

Oil Companies-Integrated — 6.0%
Chevron Corp.	106,464	9,419,935
Exxon Mobil Corp.	123,445	9,778,078

		19,198,013

Retail-Discount — 3.2%
Wal-Mart Stores, Inc.	144,799	10,422,632

Retail-Restaurants — 3.3%
McDonald’s Corp.	108,032	10,788,076

Telephone-Integrated — 3.2%
Verizon Communications, Inc.	220,352	10,310,270

Toys — 3.4%
Hasbro, Inc.	137,326	10,813,049

Transport-Rail — 3.1%
Norfolk Southern Corp.	116,579	9,831,107

Total Long-Term Investment Securities (cost $297,529,890)		317,934,095

REPURCHASE AGREEMENTS — 0.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,008,000)	$3,008,000	3,008,000

TOTAL INVESTMENTS (cost $300,537,890)(2)	99.8%	320,942,095
Other assets less liabilities	0.2	509,141

NET ASSETS	100.0%	$321,451,236

†	Non-income producing security
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$317,934,095	$—	$—	$317,934,095
Repurchase Agreements	—	3,008,000	—	3,008,000

Total Investments at Value	$317,934,095	$3,008,000	$—	$320,942,095

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

197

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.1%
Time Deposits	6.7
Computers	5.8
Internet Content-Entertainment	4.7
Retail-Drug Store	4.2
Finance-Credit Card	4.1
Medical-HMO	3.9
Retail-Building Products	3.7
Multimedia	3.7
Web Portals/ISP	3.7
Medical Instruments	3.4
Cable/Satellite TV	3.2
Athletic Footwear	2.9
Retail-Discount	2.5
Tobacco	2.4
Retail-Restaurants	2.4
Investment Management/Advisor Services	2.2
Beverages-Non-alcoholic	2.2
Aerospace/Defense	1.8
Diagnostic Equipment	1.8
E-Commerce/Services	1.7
Computer Aided Design	1.6
Cosmetics & Toiletries	1.6
Machinery-General Industrial	1.6
Electronic Components-Semiconductors	1.5
Electric Products-Misc.	1.5
Filtration/Separation Products	1.4
Telecom Services	1.3
Electronic Connectors	1.2
Semiconductor Components-Integrated Circuits	1.2
Lighting Products & Systems	1.0
Airlines	0.9
Dental Supplies & Equipment	0.9
Agricultural Chemicals	0.8
Medical-Drugs	0.8
Auto/Truck Parts & Equipment-Original	0.8
Retail-Auto Parts	0.8
Retail-Perfume & Cosmetics	0.8
Instruments-Controls	0.8
Vitamins & Nutrition Products	0.8
Applications Software	0.7
Medical-Outpatient/Home Medical	0.7
Transport-Truck	0.7
Human Resources	0.7
Internet Infrastructure Software	0.7
Industrial Audio & Video Products	0.4
Internet Content-Information/News	0.3

99.6%

*	Calculated as a percentage of net assets

198

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 92.9%
Aerospace/Defense — 1.8%
Rockwell Collins, Inc.	111,810	$9,461,362

Agricultural Chemicals — 0.8%
Monsanto Co.	42,432	4,323,397

Airlines — 0.9%
Alaska Air Group, Inc.	60,154	4,556,666

Applications Software — 0.7%
ServiceNow, Inc.†	46,425	3,737,213

Athletic Footwear — 2.9%
NIKE, Inc., Class B	131,793	15,185,189

Auto/Truck Parts & Equipment-Original — 0.8%
Mobileye NV†	68,101	4,092,870

Beverages-Non-alcoholic — 2.2%
Monster Beverage Corp.†	75,351	11,570,146

Cable/Satellite TV — 3.2%
Comcast Corp., Class A	267,552	16,697,920

Computer Aided Design — 1.6%
ANSYS, Inc.†	67,038	6,311,628
Aspen Technology, Inc.†	46,172	2,049,113

		8,360,741

Computers — 5.8%
Apple, Inc.	247,749	30,051,954

Cosmetics & Toiletries — 1.6%
Estee Lauder Cos., Inc., Class A	93,678	8,347,647

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	72,071	4,518,852

Diagnostic Equipment — 1.8%
Danaher Corp.	102,843	9,416,305

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	7,188	8,938,781
TripAdvisor, Inc.†	1,319	104,702

		9,043,483

Electric Products-Misc. — 1.5%
AMETEK, Inc.	147,899	7,846,042

Electronic Components-Semiconductors — 1.5%
Altera Corp.	80,410	3,993,161
NVIDIA Corp.	202,676	4,043,386

		8,036,547

Electronic Connectors — 1.2%
Amphenol Corp., Class A	113,954	6,428,145

Filtration/Separation Products — 1.4%
Pall Corp.	57,737	7,300,844

Finance-Credit Card — 4.1%
Visa, Inc., Class A	282,336	21,271,194

Human Resources — 0.7%
Robert Half International, Inc.	63,280	3,482,298

Industrial Audio & Video Products — 0.4%
GoPro, Inc., Class A†	31,188	1,936,775

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	11,657	3,935,403

Internet Content-Entertainment — 4.7%
Facebook, Inc., Class A†	211,682	19,900,225

Security Description	Shares	Value (Note 3)
Internet Content-Entertainment (continued)
Twitter, Inc.†	154,420	$4,788,564

		24,688,789

Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	8,352	1,697,628

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	25,144	3,372,816

Investment Management/Advisor Services — 2.2%
Affiliated Managers Group, Inc.†	33,794	7,025,773
BlackRock, Inc.	13,760	4,627,763

		11,653,536

Lighting Products & Systems — 1.0%
Acuity Brands, Inc.	26,740	5,379,821

Machinery-General Industrial — 1.6%
Wabtec Corp.	80,660	8,161,985

Medical Instruments — 3.4%
Intuitive Surgical, Inc.†	33,245	17,725,237

Medical-Biomedical/Gene — 7.1%
Biogen, Inc.†	62,799	20,019,065
Gilead Sciences, Inc.	97,388	11,478,150
Illumina, Inc.†	24,960	5,473,728

		36,970,943

Medical-Drugs — 0.8%
Quintiles Transnational Holdings, Inc.†	56,014	4,297,394

Medical-HMO — 3.9%
UnitedHealth Group, Inc.	167,140	20,290,796

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc., Class A†	102,472	3,664,399

Multimedia — 3.7%
Walt Disney Co.	160,579	19,269,480

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	16,724	4,018,944

Retail-Building Products — 3.7%
Home Depot, Inc.	165,581	19,377,944

Retail-Discount — 2.5%
Costco Wholesale Corp.	59,877	8,700,128
Dollar Tree, Inc.†	56,980	4,446,150

		13,146,278

Retail-Drug Store — 4.2%
CVS Health Corp.	192,849	21,689,727

Retail-Perfume & Cosmetics — 0.8%
Ulta Salon Cosmetics & Fragrance, Inc.†	24,106	4,002,319

Retail-Restaurants — 2.4%
Starbucks Corp.	214,752	12,440,583

Semiconductor Components-Integrated Circuits — 1.2%
Linear Technology Corp.	153,283	6,284,603

Telecom Services — 1.3%
Level 3 Communications, Inc.†	135,370	6,836,185

Tobacco — 2.4%
Philip Morris International, Inc.	147,123	12,583,430

Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	42,650	3,587,718

199

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	44,467	$3,930,438

Web Portals/ISP — 3.7%
Google, Inc., Class A†	7,295	4,796,462
Google, Inc., Class C†	22,967	14,368,385

		19,164,847

Total Long-Term Investment Securities (cost $384,915,010)		483,836,833

SHORT-TERM INVESTMENT SECURITIES — 6.7%
Time Deposits — 6.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $35,175,000)	$35,175,000	35,175,000

TOTAL INVESTMENTS (cost $420,090,010)(1)	99.6%	519,011,833
Other assets less liabilities	0.4	1,864,356

NET ASSETS	100.0%	$520,876,189

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$483,836,833	$—	$—	$483,836,833
Short-Term Investment Securities	—	35,175,000	—	35,175,000

Total Investments at Value	$483,836,833	$35,175,000	$—	$519,011,833

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

200

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Industry Allocation*

Computers	7.1%
Medical-Biomedical/Gene	6.9
Medical-Drugs	4.3
Web Portals/ISP	4.2
Beverages-Non-alcoholic	4.1
Internet Content-Entertainment	3.1
E-Commerce/Products	3.1
Food-Misc./Diversified	3.0
Time Deposits	2.9
Finance-Credit Card	2.9
Applications Software	2.6
Telephone-Integrated	2.0
Retail-Drug Store	2.0
Television	2.0
Medical-Generic Drugs	2.0
Investment Management/Advisor Services	2.0
Instruments-Controls	1.9
Cable/Satellite TV	1.9
Enterprise Software/Service	1.8
E-Commerce/Services	1.7
Athletic Footwear	1.7
Retail-Building Products	1.7
Apparel Manufacturers	1.6
Cosmetics & Toiletries	1.5
Medical-HMO	1.5
Retail-Restaurants	1.5
Medical-Wholesale Drug Distribution	1.3
Networking Products	1.3
Finance-Other Services	1.3
Aerospace/Defense	1.2
Insurance Brokers	1.2
Diagnostic Equipment	1.2
Retail-Perfume & Cosmetics	1.2
Computer Software	1.2
Computer Services	1.1
Oil-Field Services	1.1
Retail-Discount	1.1
Electronic Forms	1.1
Aerospace/Defense-Equipment	1.1
Building Products-Cement	1.0
Transport-Services	1.0
Electronic Components-Semiconductors	1.0
Metal Processors & Fabrication	1.0
Medical Instruments	1.0
Agricultural Operations	1.0
Auto-Cars/Light Trucks	1.0
Advertising Agencies	0.9
Chemicals-Diversified	0.9
Internet Content-Information/News	0.8
Auto/Truck Parts & Equipment-Original	0.8
Retail-Apparel/Shoe	0.7
Internet Application Software	0.7
Computer Data Security	0.7

98.9%

*	Calculated as a percentage of net assets

201

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.0%
Advertising Agencies — 0.9%
Interpublic Group of Cos., Inc.	53,856	$1,147,133

Aerospace/Defense — 1.2%
Raytheon Co.	13,754	1,500,424

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	12,929	1,296,908

Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	24,224	1,148,702

Apparel Manufacturers — 1.6%
Hanesbrands, Inc.	34,595	1,073,483
Under Armour, Inc., Class A†	8,901	884,136

		1,957,619

Applications Software — 2.6%
Intuit, Inc.	13,673	1,446,193
Salesforce.com, Inc.†	23,215	1,701,660

		3,147,853

Athletic Footwear — 1.7%
NIKE, Inc., Class B	17,837	2,055,179

Auto-Cars/Light Trucks — 1.0%
Tesla Motors, Inc.†	4,315	1,148,437

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	12,325	962,336

Beverages-Non-alcoholic — 4.1%
Coca-Cola Enterprises, Inc.	34,612	1,767,981
PepsiCo, Inc.	33,351	3,213,369

		4,981,350

Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	8,068	1,265,224

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	35,878	2,239,146

Chemicals-Diversified — 0.9%
Dow Chemical Co.	23,636	1,112,310

Computer Data Security — 0.7%
Fortinet, Inc.†	16,782	801,173

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	21,621	1,364,285

Computer Software — 1.2%
Akamai Technologies, Inc.†	18,789	1,441,304

Computers — 7.1%
Apple, Inc.	70,446	8,545,100

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	20,648	1,839,943

Diagnostic Equipment — 1.2%
Danaher Corp.	16,255	1,488,308

E-Commerce/Products — 3.1%
Amazon.com, Inc.†	6,923	3,711,767

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	1,656	2,059,352

Electronic Components-Semiconductors — 1.0%
Avago Technologies, Ltd.	9,455	1,183,199

Security Description	Shares	Value (Note 3)

Electronic Forms — 1.1%
Adobe Systems, Inc.†	16,029	$1,314,218

Enterprise Software/Service — 1.8%
Oracle Corp.	55,023	2,197,619

Finance-Credit Card — 2.9%
Visa, Inc., Class A	46,230	3,482,968

Finance-Other Services — 1.3%
Intercontinental Exchange, Inc.	6,637	1,513,502

Food-Misc./Diversified — 3.0%
ConAgra Foods, Inc.	36,788	1,620,879
Mondelez International, Inc., Class A	44,361	2,002,012

		3,622,891

Instruments-Controls — 1.9%
Honeywell International, Inc.	22,296	2,342,195

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	25,860	1,498,328

Internet Application Software — 0.7%
Splunk, Inc.†	11,956	836,203

Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	39,764	3,738,214

Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	5,008	1,017,926

Investment Management/Advisor Services — 2.0%
Ameriprise Financial, Inc.	8,602	1,081,013
BlackRock, Inc.	3,790	1,274,653

		2,355,666

Medical Instruments — 1.0%
Boston Scientific Corp.†	67,021	1,162,144

Medical-Biomedical/Gene — 6.9%
Alexion Pharmaceuticals, Inc.†	7,849	1,549,707
Biogen, Inc.†	6,976	2,223,809
Illumina, Inc.†	6,270	1,375,011
Regeneron Pharmaceuticals, Inc.†	3,084	1,707,487
Vertex Pharmaceuticals, Inc.†	11,231	1,516,185

		8,372,199

Medical-Drugs — 4.3%
AbbVie, Inc.	31,564	2,209,796
Bristol-Myers Squibb Co.	27,993	1,837,460
Mallinckrodt PLC	9,258	1,147,622

		5,194,878

Medical-Generic Drugs — 2.0%
Allergan plc†	7,121	2,358,119

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	14,718	1,786,765

Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	7,197	1,587,442

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	6,038	1,176,927

Networking Products — 1.3%
Cisco Systems, Inc.	55,174	1,568,045

Oil-Field Services — 1.1%
Schlumberger, Ltd.	15,976	1,323,132

202

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.7%
lululemon athletica, Inc.†	14,383	$904,115

Retail-Building Products — 1.7%
Home Depot, Inc.	17,026	1,992,553

Retail-Discount — 1.1%
Dollar Tree, Inc.†	16,911	1,319,565

Retail-Drug Store — 2.0%
CVS Health Corp.	21,336	2,399,660

Retail-Perfume & Cosmetics — 1.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	8,710	1,446,121

Retail-Restaurants — 1.5%
McDonald’s Corp.	17,821	1,779,605

Telephone-Integrated — 2.0%
Verizon Communications, Inc.	52,433	2,453,340

Television — 2.0%
AMC Networks, Inc., Class A†	12,700	1,069,594
CBS Corp., Class B	24,403	1,304,828

		2,374,422

Transport-Services — 1.0%
FedEx Corp.	7,136	1,223,253

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Web Portals/ISP — 4.2%
Google, Inc., Class A†	3,860	2,537,950
Google, Inc., Class C†	4,046	2,531,218

		5,069,168

Total Long-Term Investment Securities (cost $97,393,881)		115,808,235

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Time Deposits — 2.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $3,505,000)	$3,505,000	3,505,000

TOTAL INVESTMENTS (cost $100,898,881)(1)	98.9%	119,313,235
Other assets less liabilities	1.1	1,281,640

NET ASSETS	100.0%	$120,594,875

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$115,808,235	$—	$—	$115,808,235
Short-Term Investment Securities	—	3,505,000	—	3,505,000

Total Investments at Value	$115,808,235	$3,505,000	$—	$119,313,235

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

203

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	8.4%
Diversified Banking Institutions	8.1
Multimedia	5.0
Finance-Credit Card	4.7
Computer Services	3.7
Web Portals/ISP	3.4
Food-Misc./Diversified	3.2
Diagnostic Equipment	2.7
Oil Companies-Exploration & Production	2.4
Banks-Super Regional	2.1
Electronic Components-Semiconductors	2.0
Instruments-Scientific	1.9
Computers-Memory Devices	1.9
Cosmetics & Toiletries	1.9
Cable/Satellite TV	1.8
Computers	1.8
Real Estate Investment Trusts	1.8
Beverages-Wine/Spirits	1.8
Instruments-Controls	1.7
Commercial Services-Finance	1.7
Data Processing/Management	1.6
Home Decoration Products	1.6
Electric-Integrated	1.6
Retail-Apparel/Shoe	1.6
Aerospace/Defense-Equipment	1.5
Medical Instruments	1.5
Investment Management/Advisor Services	1.5
Transport-Rail	1.4
Oil-Field Services	1.2
Medical-Generic Drugs	1.2
Medical-Wholesale Drug Distribution	1.2
Containers-Metal/Glass	1.2
Finance-Other Services	1.1
Distribution/Wholesale	1.1
Retail-Auto Parts	1.1
Oil Field Machinery & Equipment	1.1
Coatings/Paint	1.1
Metal Processors & Fabrication	1.1
Retail-Regional Department Stores	1.1
Textile-Apparel	1.0
Chemicals-Specialty	1.0
Medical Products	1.0
Retail-Discount	1.0
Apparel Manufacturers	1.0
Retail-Bedding	0.9
Insurance-Multi-line	0.9
Agricultural Chemicals	0.7
Industrial Gases	0.7
Athletic Footwear	0.7
Banks-Fiduciary	0.6
Transport-Services	0.6
Engineering/R&D Services	0.5
Electronic Forms	0.4
Retail-Restaurants	0.4
Applications Software	0.4
Consulting Services	0.3

98.9%

*	Calculated as a percentage of net assets

204

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.7%
Aerospace/Defense-Equipment — 1.5%
United Technologies Corp.	176,581	$17,712,840

Agricultural Chemicals — 0.7%
Monsanto Co.	83,856	8,544,088

Apparel Manufacturers — 1.0%
VF Corp.	146,322	11,279,963

Applications Software — 0.4%
Citrix Systems, Inc.†	59,788	4,520,571

Athletic Footwear — 0.7%
NIKE, Inc., Class B	66,120	7,618,346

Banks-Fiduciary — 0.6%
State Street Corp.	88,104	6,745,242

Banks-Super Regional — 2.1%
Wells Fargo & Co.	411,440	23,810,033

Beverages-Wine/Spirits — 1.8%
Diageo PLC	281,563	7,868,487
Pernod Ricard SA†	104,360	12,498,595

		20,367,082

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	339,621	21,195,747

Chemicals-Specialty — 1.0%
W.R. Grace & Co.†	115,156	11,622,695

Coatings/Paint — 1.1%
Sherwin-Williams Co.	45,776	12,714,742

Commercial Services-Finance — 1.7%
MasterCard, Inc., Class A	198,876	19,370,522

Computer Services — 3.7%
Accenture PLC, Class A†	195,200	20,127,072
Cognizant Technology Solutions Corp., Class A†	348,070	21,963,217

		42,090,289

Computers — 1.8%
Apple, Inc.	101,703	12,336,574
Hewlett-Packard Co.	278,131	8,488,558

		20,825,132

Computers-Memory Devices — 1.9%
EMC Corp.	832,081	22,374,658

Consulting Services — 0.3%
Gartner, Inc.†	43,237	3,829,501

Containers-Metal/Glass — 1.2%
Crown Holdings, Inc.†	257,375	13,257,386

Cosmetics & Toiletries — 1.9%
Colgate-Palmolive Co.	159,919	10,877,690
Procter & Gamble Co.	139,665	10,712,306

		21,589,996

Data Processing/Management — 1.6%
Fidelity National Information Services, Inc.	288,154	18,853,916

Diagnostic Equipment — 2.7%
Danaher Corp.	342,851	31,391,438

Distribution/Wholesale — 1.1%
WW Grainger, Inc.	56,762	12,982,037

Security Description	Shares	Value (Note 3)

Diversified Banking Institutions — 8.1%
Bank of America Corp.	1,292,786	$23,115,014
Goldman Sachs Group, Inc.	109,022	22,357,141
JPMorgan Chase & Co.	543,776	37,264,969
Morgan Stanley	274,045	10,643,908

		93,381,032

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	127,403	7,207,188
CMS Energy Corp.	248,037	8,497,747

		15,704,935

Electronic Components-Semiconductors — 2.0%
Avago Technologies, Ltd.	74,788	9,358,971
Microchip Technology, Inc.	311,380	13,339,519

		22,698,490

Electronic Forms — 0.4%
Adobe Systems, Inc.†	57,950	4,751,321

Engineering/R&D Services — 0.5%
Fluor Corp.	117,308	5,484,149

Finance-Credit Card — 4.7%
American Express Co.	283,823	21,587,577
Visa, Inc., Class A	435,996	32,847,939

		54,435,516

Finance-Other Services — 1.1%
NASDAQ OMX Group, Inc.	254,830	13,003,975

Food-Misc./Diversified — 3.2%
Danone SA	197,996	13,414,443
General Mills, Inc.	84,016	4,890,571
Mondelez International, Inc., Class A	415,258	18,740,594

		37,045,608

Home Decoration Products — 1.6%
Newell Rubbermaid, Inc.	421,576	18,245,809

Industrial Gases — 0.7%
Praxair, Inc.	69,350	7,915,609

Instruments-Controls — 1.7%
Honeywell International, Inc.	189,499	19,906,870

Instruments-Scientific — 1.9%
Thermo Fisher Scientific, Inc.	160,770	22,432,238

Insurance-Multi-line — 0.9%
ACE, Ltd.	95,869	10,427,671

Investment Management/Advisor Services — 1.5%
BlackRock, Inc.	50,918	17,124,742

Medical Instruments — 1.5%
Medtronic PLC†	104,935	8,225,855
St. Jude Medical, Inc.	121,881	8,997,255

		17,223,110

Medical Products — 1.0%
Stryker Corp.	111,435	11,396,457

Medical-Drugs — 8.4%
Abbott Laboratories	228,192	11,567,052
Bristol-Myers Squibb Co.	197,043	12,933,903
Eli Lilly & Co.	168,611	14,249,316
Endo International PLC†	137,954	12,076,493
Johnson & Johnson	228,778	22,925,843
Valeant Pharmaceuticals International, Inc.†	88,558	22,806,342

		96,558,949

205

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-Generic Drugs — 1.2%
Allergan plc†	42,416	$14,046,058

Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	61,820	13,635,637

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	63,988	12,472,541

Multimedia — 5.0%
Time Warner, Inc.	227,842	20,059,210
Twenty-First Century Fox, Inc., Class A	445,200	15,354,948
Walt Disney Co.	188,998	22,679,760

		58,093,918

Oil Companies-Exploration & Production — 2.4%
EOG Resources, Inc.	203,025	15,671,500
Noble Energy, Inc.	226,250	7,970,787
Occidental Petroleum Corp.	55,819	3,918,494

		27,560,781

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	155,115	7,827,103
National Oilwell Varco, Inc.	117,757	4,961,102

		12,788,205

Oil-Field Services — 1.2%
Schlumberger, Ltd.	173,337	14,355,770

Real Estate Investment Trusts — 1.8%
American Tower Corp.	216,908	20,630,120

Retail-Apparel/Shoe — 1.6%
L Brands, Inc.	62,057	5,009,241
Ross Stores, Inc.	245,429	13,047,006

		18,056,247

Retail-Auto Parts — 1.1%
AutoZone, Inc.†	18,390	12,890,287

Retail-Bedding — 0.9%
Bed Bath & Beyond, Inc.†	163,366	10,656,364

Security Description	Shares	Value (Note 3)

Retail-Discount — 1.0%
Target Corp.	138,953	$11,373,303

Retail-Regional Department Stores — 1.1%
Kohl’s Corp.	202,380	12,409,942

Retail-Restaurants — 0.4%
McDonald’s Corp.	47,167	4,710,097

Textile-Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	63,788	11,958,424

Transport-Rail — 1.4%
Canadian National Railway Co. (NYSE)	258,763	16,154,574

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	61,926	6,338,745

Web Portals/ISP — 3.4%
Google, Inc., Class A†	33,941	22,316,207
Google, Inc., Class C†	27,236	17,039,114

		39,355,321

Total Common Stocks (cost $926,377,907)		1,137,919,039

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	2,419,777

Total Long-Term Investment Securities (cost $928,997,102)		1,140,338,816

TOTAL INVESTMENTS (cost $928,997,102)(1)	98.9%	1,140,338,816
Other assets less liabilities	1.1	12,492,888

NET ASSETS	100.0%	$1,152,831,704

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,137,919,039	$—	$—	$1,137,919,039
Convertible Preferred Securities	2,419,777	—	—	2,419,777

Total Investments at Value	$1,140,338,816	$—	$—	$1,140,338,816

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $45,739,949 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

206

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	8.8%
Medical-Drugs	7.3
Computers	7.3
Multimedia	4.4
E-Commerce/Products	4.2
Finance-Credit Card	4.1
Web Portals/ISP	3.5
Internet Content-Entertainment	3.4
Applications Software	2.8
Commercial Services-Finance	2.1
Retail-Building Products	2.1
Internet Application Software	2.1
Finance-Investment Banker/Broker	2.1
Athletic Footwear	1.9
Diversified Manufacturing Operations	1.9
Medical-Generic Drugs	1.8
Beverages-Wine/Spirits	1.8
Networking Products	1.8
Athletic Equipment	1.7
Computer Software	1.7
Hotels/Motels	1.6
Telecom Services	1.5
Cable/Satellite TV	1.5
Medical-HMO	1.5
Coatings/Paint	1.5
Apparel Manufacturers	1.4
Electronic Forms	1.4
Distribution/Wholesale	1.4
Retail-Apparel/Shoe	1.3
Airlines	1.3
Dental Supplies & Equipment	1.3
Building-Heavy Construction	1.3
Repurchase Agreements	1.2
Entertainment Software	1.2
Retail-Major Department Stores	1.2
Electronic Components-Semiconductors	1.1
Chemicals-Specialty	1.1
Retail-Restaurants	1.1
Retail-Drug Store	1.1
Computer Services	1.1
Auto/Truck Parts & Equipment-Original	1.1
Real Estate Management/Services	1.1
Building Products-Cement	1.0
Finance-Other Services	0.8
Semiconductor Equipment	0.8
Transport-Truck	0.8
Real Estate Operations & Development	0.7
Industrial Automated/Robotic	0.7
Retail-Perfume & Cosmetics	0.5
Medical Instruments	0.5

100.9%

*	Calculated as a percentage of net assets

207

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.7%
Airlines — 1.3%
Delta Air Lines, Inc.	71,970	$3,191,150

Apparel Manufacturers — 1.4%
Under Armour, Inc., Class A†	35,570	3,533,168

Applications Software — 2.8%
Salesforce.com, Inc.†	39,532	2,897,696
ServiceNow, Inc.†	26,070	2,098,635
Tableau Software, Inc., Class A†	19,410	2,033,003

		7,029,334

Athletic Equipment — 1.7%
Jarden Corp.†	78,030	4,291,650

Athletic Footwear — 1.9%
NIKE, Inc., Class B	40,430	4,658,345

Auto/Truck Parts & Equipment-Original — 1.1%
Delphi Automotive PLC	33,500	2,615,680

Beverages-Wine/Spirits — 1.8%
Constellation Brands, Inc., Class A	36,730	4,408,335

Building Products-Cement — 1.0%
Vulcan Materials Co.	27,530	2,505,781

Building-Heavy Construction — 1.3%
SBA Communications Corp., Class A†	25,720	3,104,918

Cable/Satellite TV — 1.5%
Liberty Global PLC, Class C†	76,428	3,755,672

Chemicals-Specialty — 1.1%
Platform Specialty Products Corp.†	120,380	2,801,243

Coatings/Paint — 1.5%
Axalta Coating Systems, Ltd.†	112,490	3,578,307

Commercial Services-Finance — 2.1%
McGraw Hill Financial, Inc.	52,180	5,309,315

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	42,030	2,652,093

Computer Software — 1.7%
Akamai Technologies, Inc.†	55,080	4,225,187

Computers — 7.3%
Apple, Inc.	149,818	18,172,923

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	50,180	3,146,286

Distribution/Wholesale — 1.4%
HD Supply Holdings, Inc.†	96,532	3,455,846

Diversified Manufacturing Operations — 1.9%
Carlisle Cos., Inc.	24,150	2,445,429
Ingersoll-Rand PLC	35,890	2,203,646

		4,649,075

E-Commerce/Products — 4.2%
Amazon.com, Inc.†	19,217	10,303,194

Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.	22,580	2,825,661

Electronic Forms — 1.4%
Adobe Systems, Inc.†	42,260	3,464,897

Entertainment Software — 1.2%
Electronic Arts, Inc.†	42,190	3,018,694

Security Description	Shares	Value (Note 3)
Finance-Credit Card — 4.1%
Alliance Data Systems Corp.†	7,550	$2,076,552
Visa, Inc., Class A	108,390	8,166,103

		10,242,655

Finance-Investment Banker/Broker — 2.1%
Charles Schwab Corp.	93,290	3,253,955
Raymond James Financial, Inc.	30,780	1,816,020

		5,069,975

Finance-Other Services — 0.8%
Intercontinental Exchange, Inc.	9,091	2,073,112

Hotels/Motels — 1.6%
Hilton Worldwide Holdings, Inc.†	145,900	3,917,415

Industrial Automated/Robotic — 0.7%
Cognex Corp.	38,250	1,731,577

Internet Application Software — 2.1%
Splunk, Inc.†	45,090	3,153,595
Tencent Holdings, Ltd. ADR	109,720	2,041,889

		5,195,484

Internet Content-Entertainment — 3.4%
Facebook, Inc., Class A†	90,750	8,531,407

Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	8,180	1,244,669

Medical-Biomedical/Gene — 8.8%
Alexion Pharmaceuticals, Inc.†	12,520	2,471,949
Biogen, Inc.†	11,280	3,595,838
Celgene Corp.†	44,572	5,850,075
Gilead Sciences, Inc.	18,288	2,155,424
Regeneron Pharmaceuticals, Inc.†	8,570	4,744,866
Vertex Pharmaceuticals, Inc.†	23,100	3,118,500

		21,936,652

Medical-Drugs — 7.3%
Bristol-Myers Squibb Co.	80,180	5,263,015
Eli Lilly & Co.	25,720	2,173,597
Endo International PLC†	46,760	4,093,370
Shire PLC ADR	11,350	3,028,294
Zoetis, Inc.	74,670	3,657,337

		18,215,613

Medical-Generic Drugs — 1.8%
Allergan PLC†	13,580	4,497,017

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	30,890	3,750,046

Multimedia — 4.4%
Time Warner, Inc.	43,610	3,839,424
Walt Disney Co.	59,680	7,161,600

		11,001,024

Networking Products — 1.8%
Palo Alto Networks, Inc.†	23,706	4,405,286

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	68,080	2,584,998

Real Estate Operations & Development — 0.7%
Howard Hughes Corp.†	13,320	1,810,987

Retail-Apparel/Shoe — 1.3%
lululemon athletica, Inc.†	51,680	3,248,605

208

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Retail-Building Products — 2.1%
Home Depot, Inc.	45,100	$5,278,053

Retail-Drug Store — 1.1%
Walgreens Boots Alliance, Inc.	28,230	2,727,865

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	41,920	2,926,854

Retail-Perfume & Cosmetics — 0.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	7,990	1,326,580

Retail-Restaurants — 1.1%
Starbucks Corp.	47,140	2,730,820

Semiconductor Equipment — 0.8%
Lam Research Corp.	25,240	1,940,199

Telecom Services — 1.5%
Level 3 Communications, Inc.†	75,520	3,813,760

Transport-Truck — 0.8%
Old Dominion Freight Line, Inc.†	26,130	1,911,409

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Web Portals/ISP — 3.5%
Google, Inc., Class A†	13,060	8,586,950

Total Long-Term Investment Securities (cost $217,909,791)		247,395,766

REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $3,056,000 and collateralized by $2,820,000 of United States Treasury Notes, bearing interest at 3.63%, due 08/15/2019 and having an approximate value of $3,120,237 (cost $3,056,000)	$3,056,000	3,056,000

TOTAL INVESTMENTS (cost $220,965,791)(1)	100.9%	250,451,766
Liabilities in excess of other assets	(0.9)	(2,206,252)

NET ASSETS	100.0%	$248,245,514

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Trust

The following is a summary of the inputs used to value the Portfolio's net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$247,395,766	$—	$—	$247,395,766
Repurchase Agreements	—	3,056,000	—	3,056,000

Total Investments at Value	$247,395,766	$3,056,000	$—	$250,451,766

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

209

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	6.9%
Computers	5.9
Medical-Drugs	4.3
Cable/Satellite TV	3.7
Web Portals/ISP	3.1
Computer Services	2.9
Finance-Credit Card	2.9
Applications Software	2.8
Internet Content-Entertainment	2.7
Tobacco	2.4
Food-Misc./Diversified	2.4
Retail-Restaurants	2.3
E-Commerce/Products	2.2
Chemicals-Diversified	2.1
Cruise Lines	2.1
Electronic Components-Semiconductors	2.0
Real Estate Investment Trusts	1.8
Retail-Drug Store	1.8
Airlines	1.8
Retail-Apparel/Shoe	1.7
Agricultural Operations	1.7
Entertainment Software	1.7
Telephone-Integrated	1.6
Medical-Wholesale Drug Distribution	1.5
Retail-Auto Parts	1.4
Commercial Services-Finance	1.3
Athletic Footwear	1.3
Commercial Paper	1.3
Agricultural Chemicals	1.2
Instruments-Scientific	1.2
Medical-HMO	1.2
Insurance-Life/Health	1.1
Aerospace/Defense-Equipment	1.1
Food-Retail	1.1
Computer Aided Design	1.1
Coatings/Paint	1.1
Cosmetics & Toiletries	1.0
Medical-Hospitals	1.0
Beverages-Non-alcoholic	1.0
Machinery-General Industrial	1.0
Retail-Regional Department Stores	1.0
Diversified Manufacturing Operations	0.9
Retail-Consumer Electronics	0.9
X-Ray Equipment	0.9
Transport-Services	0.9
Transport-Rail	0.9
Multimedia	0.8
Oil Refining & Marketing	0.8
E-Commerce/Services	0.8
Data Processing/Management	0.8
Networking Products	0.8
Aerospace/Defense	0.7
Auto/Truck Parts & Equipment-Original	0.7
Medical Instruments	0.7
Engines-Internal Combustion	0.6
Oil Field Machinery & Equipment	0.6
Computers-Memory Devices	0.6
Retail-Sporting Goods	0.6
Food-Meat Products	0.5
Building Products-Cement	0.5
Electric-Integrated	0.5

Insurance-Multi-line	0.5%
Internet Content-Information/News	0.4
Retail-Bedding	0.3
Enterprise Software/Service	0.3
Machinery-Electrical	0.2
Hotels/Motels	0.1

100.0%

*	Calculated as a percentage of net assets

210

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.7%
Aerospace/Defense — 0.7%
General Dynamics Corp.	23,365	$3,483,955

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	53,840	5,400,690

Agricultural Chemicals — 1.2%
Monsanto Co.	58,431	5,953,535

Agricultural Operations — 1.7%
Archer-Daniels-Midland Co.	85,830	4,070,059
Bunge, Ltd.	52,752	4,212,247

		8,282,306

Airlines — 1.8%
Delta Air Lines, Inc.	91,448	4,054,804
United Continental Holdings, Inc.†	85,748	4,835,330

		8,890,134

Applications Software — 2.8%
Intuit, Inc.	60,147	6,361,748
Microsoft Corp.	109,845	5,129,762
Tableau Software, Inc., Class A†	21,327	2,233,790

		13,725,300

Athletic Footwear — 1.3%
NIKE, Inc., Class B	55,051	6,342,976

Auto/Truck Parts & Equipment-Original — 0.7%
Lear Corp.	32,733	3,406,523

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	80,746	3,317,045
PepsiCo, Inc.	16,962	1,634,289

		4,951,334

Building Products-Cement — 0.5%
Eagle Materials, Inc.	32,283	2,490,311

Cable/Satellite TV — 3.7%
Charter Communications, Inc., Class A†	30,638	5,694,379
Comcast Corp., Class A	141,720	8,844,745
Time Warner Cable, Inc.	19,621	3,728,186

		18,267,310

Chemicals-Diversified — 2.1%
Dow Chemical Co.	69,015	3,247,846
LyondellBasell Industries NV, Class A	76,330	7,162,044

		10,409,890

Coatings/Paint — 1.1%
Sherwin-Williams Co.	18,765	5,212,166

Commercial Services-Finance — 1.3%
FleetCor Technologies, Inc.†	41,831	6,476,275

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	119,356	5,297,019

Computer Services — 2.9%
Accenture PLC, Class A†	58,124	5,993,165
Cognizant Technology Solutions Corp., Class A†	112,298	7,086,004
EPAM Systems, Inc.†	16,053	1,189,688

		14,268,857

Computers — 5.9%
Apple, Inc.	236,526	28,690,604

Security Description	Shares	Value (Note 3)
Computers-Memory Devices — 0.6%
Western Digital Corp.	32,804	$2,823,112

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	75,007	5,101,976

Cruise Lines — 2.1%
Carnival Corp.	59,341	3,162,282
Royal Caribbean Cruises, Ltd.	77,252	6,941,092

		10,103,374

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	59,661	3,903,619

Diversified Manufacturing Operations — 0.9%
Textron, Inc.	104,988	4,587,976

E-Commerce/Products — 2.2%
Amazon.com, Inc.†	19,620	10,519,263

E-Commerce/Services — 0.8%
Priceline Group, Inc.†	3,161	3,930,925

Electric-Integrated — 0.5%
AES Corp.	187,523	2,400,294

Electronic Components-Semiconductors — 2.0%
Avago Technologies, Ltd.	43,036	5,385,525
Broadcom Corp., Class A	84,036	4,253,062

		9,638,587

Engines-Internal Combustion — 0.6%
Cummins, Inc.	23,856	3,090,068

Enterprise Software/Service — 0.3%
Oracle Corp.	31,018	1,238,859

Entertainment Software — 1.7%
Electronic Arts, Inc.†	112,570	8,054,383

Finance-Credit Card — 2.9%
Discover Financial Services	85,892	4,793,632
Visa, Inc., Class A	125,599	9,462,629

		14,256,261

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	59,648	2,645,389

Food-Misc./Diversified — 2.4%
General Mills, Inc.	104,772	6,098,778
Mondelez International, Inc., Class A	121,396	5,478,602

		11,577,380

Food-Retail — 1.1%
Kroger Co.	135,870	5,331,539

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	6,113	443,865

Instruments-Scientific — 1.2%
Thermo Fisher Scientific, Inc.	41,248	5,755,333

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	62,291	5,504,033

Insurance-Multi-line — 0.5%
MetLife, Inc.	41,260	2,299,832

Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	141,938	13,343,591

Internet Content-Information/News — 0.4%
LinkedIn Corp., Class A†	8,624	1,752,914

211

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Machinery-Electrical — 0.2%
Regal-Beloit Corp.	16,297	$1,131,501

Machinery-General Industrial — 1.0%
Roper Technologies, Inc.	29,264	4,894,989

Medical Instruments — 0.7%
Edwards Lifesciences Corp.†	21,254	3,234,009

Medical-Biomedical/Gene — 6.9%
Alexion Pharmaceuticals, Inc.†	37,685	7,440,527
Biogen, Inc.†	24,526	7,818,398
Celgene Corp.†	47,965	6,295,406
Gilead Sciences, Inc.	103,086	12,149,716

		33,704,047

Medical-Drugs — 4.3%
Bristol-Myers Squibb Co.	111,029	7,287,943
Eli Lilly & Co.	89,513	7,564,744
Merck & Co., Inc.	99,760	5,881,850

		20,734,537

Medical-HMO — 1.2%
Centene Corp.†	61,912	4,341,889
Molina Healthcare, Inc.†	16,619	1,253,571

		5,595,460

Medical-Hospitals — 1.0%
HCA Holdings, Inc.†	53,275	4,955,108

Medical-Wholesale Drug Distribution — 1.5%
McKesson Corp.	32,570	7,183,965

Multimedia — 0.8%
Walt Disney Co.	34,185	4,102,200

Networking Products — 0.8%
Cisco Systems, Inc.	130,945	3,721,457

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	56,643	2,858,206

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	74,371	4,065,863

Real Estate Investment Trusts — 1.8%
American Tower Corp.	54,893	5,220,873
Iron Mountain, Inc.	125,146	3,760,637

		8,981,510

Retail-Apparel/Shoe — 1.7%
American Eagle Outfitters, Inc.	290,641	5,158,878
Ross Stores, Inc.	61,396	3,263,811

		8,422,689

Retail-Auto Parts — 1.4%
AutoZone, Inc.†	9,995	7,005,895

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	19,720	$1,286,336

Retail-Consumer Electronics — 0.9%
Best Buy Co., Inc.	141,632	4,573,297

Retail-Drug Store — 1.8%
CVS Health Corp.	79,614	8,954,187

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.	75,457	4,627,023

Retail-Restaurants — 2.3%
Brinker International, Inc.	77,705	4,654,530
Yum! Brands, Inc.	76,879	6,746,901

		11,401,431

Retail-Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.	54,892	2,798,394

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	162,149	7,586,952

Tobacco — 2.4%
Altria Group, Inc.	57,305	3,116,246
Philip Morris International, Inc.	84,234	7,204,534
Reynolds American, Inc.	18,149	1,557,003

		11,877,783

Transport-Rail — 0.9%
Union Pacific Corp.	42,339	4,131,863

Transport-Services — 0.9%
FedEx Corp.	25,470	4,366,067

Web Portals/ISP — 3.1%
Google, Inc., Class A†	11,039	7,258,143
Google, Inc., Class C†	12,735	7,967,143

		15,225,286

X-Ray Equipment — 0.9%
Hologic, Inc.†	105,679	4,402,587

Total Long-Term Investment Securities (cost $424,833,457)		481,674,400

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Commercial Paper — 1.3%
HSBC USA, Inc. 0.05% due 08/03/2015*(1) (cost $6,205,983)	$6,206,000	6,206,000

TOTAL INVESTMENTS (cost $431,039,440)(2)	100.0%	487,880,400
Other assets less liabilities	0.0	112,496

NET ASSETS	100.0%	$487,992,896

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $6,206,000 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the

212

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Par Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
HSBC USA, Inc. 0.05% due 08/03/2015	07/15/2015	$6,206,000	$6,205,983	$6,206,000	$100.00	1.27%

(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$481,674,400	$—	$—	$481,674,400
Short-Term Investment Securities	—	6,206,000	—	6,206,000

Total Investments at Value	$481,674,400	$6,206,000	$—	$487,880,400

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

213

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	97.3%
Real Estate Operations & Development	2.0
Time Deposits	0.3

99.6%

*	Calculated as a percentage of net assets

214

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 99.3%
Real Estate Investment Trusts — 97.3%
Agree Realty Corp.	54,500	$1,688,955
Alexandria Real Estate Equities, Inc.	178,971	16,592,401
American Campus Communities, Inc.	188,900	7,049,748
American Residential Properties, Inc.	120,600	2,231,100
Ashford Hospitality Prime, Inc.	204,895	2,983,271
AvalonBay Communities, Inc.	42,125	7,259,822
Boston Properties, Inc.	189,542	23,366,738
Camden Property Trust	110,500	8,799,115
Cedar Realty Trust, Inc.	596,981	3,999,773
Community Healthcare Trust, Inc.†	22,400	422,688
CoreSite Realty Corp.	156,500	7,856,300
Corrections Corp. of America	66,025	2,322,099
Cousins Properties, Inc.	609,200	6,323,496
DCT Industrial Trust, Inc.	340,425	11,833,173
Digital Realty Trust, Inc.	181,400	11,658,578
Equity Residential	72,154	5,397,841
Essex Property Trust, Inc.	91,713	20,627,171
Extra Space Storage, Inc.	187,584	13,791,176
Federal Realty Investment Trust	91,459	12,510,677
FelCor Lodging Trust, Inc.	1,174,972	10,997,738
General Growth Properties, Inc.	143,100	3,883,734
HCP, Inc.	480,755	18,576,373
Health Care REIT, Inc.	53,914	3,740,014
Host Hotels & Resorts, Inc.	231,787	4,492,032
Kite Realty Group Trust	124,934	3,298,258
LaSalle Hotel Properties	74,200	2,468,634
Liberty Property Trust	216,500	7,367,495
Macerich Co.	75,800	6,000,328
Mack-Cali Realty Corp.	309,800	6,456,232
Medical Properties Trust, Inc.	375,190	5,128,847
Mid-America Apartment Communities, Inc.	9,000	723,060
Outfront Media, Inc.	191,500	4,812,395
Parkway Properties, Inc.	370,600	6,648,564
Prologis, Inc.	71,667	2,910,397
Public Storage	78,342	16,074,212
Ramco-Gershenson Properties Trust	161,600	2,737,504

Security Description	Shares/ Principal Amount	Value (Note 3)

Real Estate Investment Trusts (continued)
Realty Income Corp.	8,700	$420,123
RLJ Lodging Trust	372,500	11,111,675
Sabra Health Care REIT, Inc.	274,565	7,509,353
Senior Housing Properties Trust	269,447	4,653,350
Simon Property Group, Inc.	200,469	37,531,806
SL Green Realty Corp.	155,467	17,900,470
STORE Capital Corp.	368,000	7,728,000
Sun Communities, Inc.	113,000	7,854,630
Taubman Centers, Inc.	124,900	9,342,520
Terreno Realty Corp.	182,636	3,829,877
UDR, Inc.	474,700	16,049,607
Urban Edge Properties	534,650	11,478,935
Ventas, Inc.	195,445	13,112,405
VEREIT, Inc.	1,260,600	11,042,856
Weyerhaeuser Co.	41,000	1,258,290
WP Carey, Inc.	130,181	7,965,775
WP GLIMCHER, Inc.	343,134	4,646,034

		446,465,645

Real Estate Operations & Development — 2.0%
Forest City Enterprises, Inc., Class A†	380,191	8,877,460

Total Long-Term Investment Securities (cost $426,268,964)		455,343,105

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $1,488,000)	$1,488,000	1,488,000

TOTAL INVESTMENTS (cost $427,756,964)(1)	99.6%	456,831,105
Other assets less liabilities	0.4	1,996,181

NET ASSETS	100.0%	$458,827,286

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$455,343,105	$—	$—	$455,343,105
Short-Term Investment Securities	—	1,488,000	—	1,488,000

Total Investments at Value	$455,343,105	$1,488,000	$—	$456,831,105

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

215

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Chemicals-Specialty	6.8%
Repurchase Agreements	5.4
Retail-Apparel/Shoe	4.5
Insurance-Life/Health	3.5
Insurance-Reinsurance	3.4
Building & Construction Products-Misc.	3.3
Medical Products	3.2
Machinery-Electrical	2.8
Insurance-Property/Casualty	2.6
Containers-Metal/Glass	2.4
Building Products-Wood	2.4
Oil-Field Services	2.3
Banks-Commercial	2.3
Food-Meat Products	2.2
Engineering/R&D Services	2.2
Recreational Vehicles	2.1
Chemicals-Diversified	2.1
Real Estate Investment Trusts	2.1
Machinery-Construction & Mining	2.0
Medical Sterilization Products	2.0
Home Furnishings	2.0
Aerospace/Defense-Equipment	1.9
Savings & Loans/Thrifts	1.9
Building-Mobile Home/Manufactured Housing	1.9
Oil Companies-Exploration & Production	1.8
Gas-Distribution	1.7
Metal Processors & Fabrication	1.7
Chemicals-Plastics	1.6
Batteries/Battery Systems	1.5
Building-Heavy Construction	1.4
Diversified Manufacturing Operations	1.4
Environmental Monitoring & Detection	1.4
Footwear & Related Apparel	1.3
Semiconductor Equipment	1.3
Retail-Auto Parts	1.3
Steel-Producers	1.2
Electronic Components-Misc.	1.2
Retail-Automobile	1.2
Building-Residential/Commercial	1.1
Auto-Truck Trailers	1.1
Insurance-Multi-line	1.1
U.S. Government Agencies	1.0
Miscellaneous Manufacturing	0.9
Coatings/Paint	0.9
Rental Auto/Equipment	0.9
Distribution/Wholesale	0.8
Machinery-Farming	0.8
Lasers-System/Components	0.7
Agricultural Operations	0.6
Consulting Services	0.6
Insurance Brokers	0.4
Steel-Specialty	0.4
Retail-Leisure Products	0.2
Building Products-Doors & Windows	0.2
Instruments-Controls	0.2
Consumer Products-Misc.	0.1
Power Converter/Supply Equipment	0.1
Machine Tools & Related Products	0.1

99.5%

*	Calculated as a percentage of net assets

216

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 92.6%
Aerospace/Defense-Equipment — 1.9%
AAR Corp.	378,600	$10,203,270

Agricultural Operations — 0.6%
GrainCorp., Ltd., Class A	450,000	2,937,322

Auto-Truck Trailers — 1.1%
Wabash National Corp.†	423,600	5,820,264

Banks-Commercial — 2.3%
Chemical Financial Corp.	269,600	8,883,320
Peoples Bancorp, Inc.	86,000	1,809,440
TrustCo Bank Corp. NY	186,900	1,164,387

		11,857,147

Batteries/Battery Systems — 1.5%
EnerSys	123,900	7,737,555

Building & Construction Products-Misc. — 3.3%
Drew Industries, Inc.	123,500	7,244,510
Gibraltar Industries, Inc.†	235,300	4,503,642
Simpson Manufacturing Co., Inc.	156,500	5,605,830

		17,353,982

Building Products-Doors & Windows — 0.2%
Griffon Corp.	55,468	956,268

Building Products-Wood — 2.4%
Universal Forest Products, Inc.	199,082	12,641,707

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	222,900	7,583,058

Building-Mobile Home/Manufactured Housing — 1.9%
Thor Industries, Inc.	118,700	6,632,956
Winnebago Industries, Inc.	143,800	3,211,054

		9,844,010

Building-Residential/Commercial — 1.1%
M/I Homes, Inc.†	237,000	5,943,960

Chemicals-Diversified — 2.1%
Axiall Corp.	378,900	11,151,027

Chemicals-Plastics — 1.6%
A. Schulman, Inc.	221,488	8,245,998

Chemicals-Specialty — 6.8%
H.B. Fuller Co.	270,700	10,844,242
Minerals Technologies, Inc.	131,900	8,540,525
Sensient Technologies Corp.	157,700	10,785,103
Stepan Co.	114,200	5,596,942

		35,766,812

Coatings/Paint — 0.9%
RPM International, Inc.	102,700	4,813,549

Consulting Services — 0.6%
Huron Consulting Group, Inc.†	38,400	2,936,448

Consumer Products-Misc. — 0.1%
Helen of Troy, Ltd.†	7,200	632,016

Containers-Metal/Glass — 2.4%
Gerresheimer AG	174,400	12,815,601

Distribution/Wholesale — 0.8%
Ingram Micro, Inc., Class A†	143,900	3,918,397

Security Description	Shares	Value (Note 3)

Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	67,800	$6,865,428
EnPro Industries, Inc.	10,200	516,936

		7,382,364

Electronic Components-Misc. — 1.2%
Gentex Corp.	385,400	6,197,232

Engineering/R&D Services — 2.2%
EMCOR Group, Inc.	239,900	11,474,417

Environmental Monitoring & Detection — 1.4%
MSA Safety, Inc.	140,823	7,273,508

Food-Meat Products — 2.2%
Maple Leaf Foods, Inc.	673,500	11,684,608

Footwear & Related Apparel — 1.3%
Crocs, Inc.†	430,000	6,763,900

Gas-Distribution — 1.7%
Laclede Group, Inc.	162,600	8,798,286

Home Furnishings — 2.0%
Hooker Furniture Corp.	70,500	1,758,975
La-Z-Boy, Inc.	340,900	8,658,860

		10,417,835

Instruments-Controls — 0.2%
Watts Water Technologies, Inc., Class A	14,000	776,440

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	42,700	2,025,261

Insurance-Life/Health — 3.5%
StanCorp Financial Group, Inc.	162,900	18,573,858

Insurance-Multi-line — 1.1%
Old Republic International Corp.	330,000	5,520,900

Insurance-Property/Casualty — 2.6%
Hanover Insurance Group, Inc.	131,200	10,607,520
HCC Insurance Holdings, Inc.	41,500	3,202,140

		13,809,660

Insurance-Reinsurance — 3.4%
Aspen Insurance Holdings, Ltd.	205,500	9,882,495
Montpelier Re Holdings, Ltd.	83,600	3,565,540
Validus Holdings, Ltd.	96,958	4,494,003

		17,942,038

Lasers-System/Components — 0.7%
Rofin-Sinar Technologies, Inc.†	143,000	3,566,420

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	12,800	405,632

Machinery-Construction & Mining — 2.0%
Astec Industries, Inc.	270,600	10,637,286

Machinery-Electrical — 2.8%
Franklin Electric Co., Inc.	121,900	3,518,034
Regal-Beloit Corp.	160,100	11,115,743

		14,633,777

Machinery-Farming — 0.8%
Lindsay Corp.	46,700	3,916,729

217

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical Products — 3.2%
Hill-Rom Holdings, Inc.	138,700	$7,771,361
Invacare Corp.	138,300	2,358,015
Teleflex, Inc.	50,000	6,699,500

		16,828,876

Medical Sterilization Products — 2.0%
STERIS Corp.	153,500	10,611,455

Metal Processors & Fabrication — 1.7%
Mueller Industries, Inc.	269,500	8,723,715

Miscellaneous Manufacturing — 0.9%
AptarGroup, Inc.	16,600	1,125,314
Hillenbrand, Inc.	132,300	3,752,028

		4,877,342

Oil Companies-Exploration & Production — 1.3%
Energen Corp.	50,000	2,760,000
Unit Corp.†	215,000	4,241,950

		7,001,950

Oil-Field Services — 2.3%
Bristow Group, Inc.	91,000	4,099,550
Helix Energy Solutions Group, Inc.†	171,300	1,433,781
Hunting PLC	404,027	3,239,924
Oil States International, Inc.†	116,900	3,519,859

		12,293,114

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	14,400	429,696

Real Estate Investment Trusts — 2.1%
Excel Trust, Inc.	180,100	2,852,784
LTC Properties, Inc.	187,500	8,225,625

		11,078,409

Recreational Vehicles — 2.1%
BRP, Inc.†	334,800	7,206,193
Brunswick Corp.	75,200	3,992,368

		11,198,561

Rental Auto/Equipment — 0.9%
McGrath RentCorp	186,410	4,727,358

Retail-Apparel/Shoe — 4.5%
Caleres, Inc.	208,100	6,875,624
Cato Corp., Class A	114,100	4,382,581
Genesco, Inc.†	59,800	3,868,462
Men’s Wearhouse, Inc.	142,700	8,493,504

		23,620,171

Retail-Auto Parts — 1.3%
Pep Boys-Manny Moe & Jack†	553,600	6,560,160

Retail-Automobile — 1.2%
Group 1 Automotive, Inc.	63,600	6,167,292

Retail-Leisure Products — 0.2%
West Marine, Inc.†	137,500	1,248,500

Savings & Loans/Thrifts — 1.9%
EverBank Financial Corp.	510,800	10,185,352

Semiconductor Equipment — 1.3%
Cohu, Inc.	161,000	1,595,510
MKS Instruments, Inc.	144,700	5,136,850

		6,732,360

Security Description	Shares/ Principal Amount	Value (Note 3)

Steel-Producers — 1.2%
Carpenter Technology Corp.	171,000	$6,419,340

Steel-Specialty — 0.4%
Allegheny Technologies, Inc.	87,400	1,863,368

Total Common Stocks (cost $409,809,293)		485,525,561

U.S. CORPORATE BONDS & NOTES — 0.5%
Oil Companies-Exploration & Production — 0.5%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $2,551,651)	$2,636,000	2,517,380

Total Long-Term Investment Securities (cost $412,360,944)		488,042,941

SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Agencies — 1.0%
Federal Home Loan Bank Disc. Notes 0.01% due 08/03/2015 (cost $5,000,000)	5,000,000	5,000,000

REPURCHASE AGREEMENTS — 5.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount $28,392,000 collateralized by $30,340,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $28,960,440 (cost $28,392,000)	28,392,000	28,392,000

TOTAL INVESTMENTS (cost $445,752,944)(1)	99.5%	521,434,941
Other assets less liabilities	0.5	2,800,575

NET ASSETS	100.0%	$524,235,516

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

218

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$485,525,561	$—	$—	$485,525,561
U.S. Corporate Bonds & Notes	—	2,517,380	—	2,517,380
Short-Term Investment Securities	—	5,000,000	—	5,000,000
Repurchase Agreements	—	28,392,000	—	28,392,000

Total Investments at Value	$485,525,561	$35,909,380	$—	$521,434,941

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $18,992,846 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

219

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	4.1%
Repurchase Agreements	3.3
Medical-Drugs	3.1
Enterprise Software/Service	2.9
Commercial Services-Finance	2.8
Finance-Investment Banker/Broker	2.8
Retail-Discount	2.7
Diversified Manufacturing Operations	2.6
Distribution/Wholesale	2.6
Lighting Products & Systems	2.6
Applications Software	2.4
Banks-Commercial	2.3
Networking Products	2.3
Coatings/Paint	2.1
Real Estate Management/Services	2.1
Textile-Home Furnishings	2.0
Airlines	1.9
Oil Companies-Exploration & Production	1.9
Beverages-Non-alcoholic	1.9
Semiconductor Equipment	1.9
Machinery-General Industrial	1.9
Semiconductor Components-Integrated Circuits	1.8
E-Commerce/Services	1.8
Physicians Practice Management	1.7
Entertainment Software	1.7
Hotels/Motels	1.6
Retail-Perfume & Cosmetics	1.6
Electronic Connectors	1.6
Finance-Credit Card	1.5
Investment Management/Advisor Services	1.5
Cruise Lines	1.5
Filtration/Separation Products	1.4
Medical-Hospitals	1.4
Medical Products	1.3
Medical-HMO	1.3
Commercial Services	1.3
Apparel Manufacturers	1.3
Building Products-Air & Heating	1.2
Computers-Integrated Systems	1.1
Consulting Services	1.1
Non-Hazardous Waste Disposal	1.1
Retail-Computer Equipment	1.1
Hazardous Waste Disposal	1.0
Aerospace/Defense-Equipment	1.0
Auto/Truck Parts & Equipment-Original	1.0
Building Products-Cement	1.0
Telecom Equipment-Fiber Optics	1.0
Retail-Vitamins & Nutrition Supplements	0.9
Building-Residential/Commercial	0.9
Auto-Cars/Light Trucks	0.9
Building & Construction Products-Misc.	0.9
Retail-Apparel/Shoe	0.9
Electronic Components-Semiconductors	0.9
Food-Retail	0.8
Retail-Gardening Products	0.8
Retail-Mail Order	0.8
Retail-Auto Parts	0.8
Medical-Outpatient/Home Medical	0.8
Retirement/Aged Care	0.7
Electronic Measurement Instruments	0.6
Medical-Generic Drugs	0.5

Patient Monitoring Equipment	0.5%
Oil Field Machinery & Equipment	0.3
Motorcycle/Motor Scooter	0.3
Internet Content-Entertainment	0.3

99.7%

*	Calculated as a percentage of net assets

220

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.4%
Aerospace/Defense-Equipment — 1.0%
Harris Corp.	51,300	$4,254,822

Airlines — 1.9%
Delta Air Lines, Inc.	176,600	7,830,444

Apparel Manufacturers — 1.3%
Gildan Activewear, Inc.	95,194	3,072,862
Ralph Lauren Corp.	16,500	2,077,185

		5,150,047

Applications Software — 2.4%
NetSuite, Inc.†	25,200	2,490,768
ServiceNow, Inc.†	57,300	4,612,650
Tableau Software, Inc., Class A†	24,600	2,576,604

		9,680,022

Auto-Cars/Light Trucks — 0.9%
Tesla Motors, Inc.†	13,700	3,646,255

Auto/Truck Parts & Equipment-Original — 1.0%
Mobileye NV†	70,200	4,219,020

Banks-Commercial — 2.3%
East West Bancorp, Inc.	89,200	3,992,592
Signature Bank†	37,800	5,503,302

		9,495,894

Beverages-Non-alcoholic — 1.9%
Monster Beverage Corp.†	49,900	7,662,145

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.	76,100	3,633,775

Building Products-Air & Heating — 1.2%
Lennox International, Inc.	42,600	5,029,782

Building Products-Cement — 1.0%
Eagle Materials, Inc.	50,200	3,872,428

Building-Residential/Commercial — 0.9%
Toll Brothers, Inc.†	93,800	3,650,696

Coatings/Paint — 2.1%
Sherwin-Williams Co.	31,400	8,721,664

Commercial Services — 1.3%
CoStar Group, Inc.†	26,100	5,253,669

Commercial Services-Finance — 2.8%
McGraw Hill Financial, Inc.	67,500	6,868,125
Moody’s Corp.	40,800	4,505,544

		11,373,669

Computers-Integrated Systems — 1.1%
VeriFone Systems, Inc.†	140,900	4,534,162

Consulting Services — 1.1%
Gartner, Inc.†	50,700	4,490,499

Cruise Lines — 1.5%
Norwegian Cruise Line Holdings, Ltd.	95,941	5,988,637

Distribution/Wholesale — 2.6%
HD Supply Holdings, Inc.†	157,700	5,645,660
Watsco, Inc.	38,000	4,873,120

		10,518,780

Diversified Manufacturing Operations — 2.6%
A.O. Smith Corp.	53,800	3,863,916
Carlisle Cos., Inc.	66,200	6,703,412

		10,567,328

Security Description	Shares	Value (Note 3)

E-Commerce/Services — 1.8%
Netflix, Inc.†	45,650	$5,218,252
TripAdvisor, Inc.†	25,900	2,055,942

		7,274,194

Electronic Components-Semiconductors — 0.9%
Avago Technologies, Ltd.	28,800	3,604,032

Electronic Connectors — 1.6%
Amphenol Corp., Class A	111,600	6,295,356

Electronic Measurement Instruments — 0.6%
Fitbit, Inc., Class A†	47,400	2,256,240

Enterprise Software/Service — 2.9%
Guidewire Software, Inc.†	78,800	4,653,140
Inovalon Holdings, Inc., Class A†	29,900	722,384
Veeva Systems, Inc., Class A†	102,600	2,761,992
Workday, Inc., Class A†	44,100	3,718,953

		11,856,469

Entertainment Software — 1.7%
Electronic Arts, Inc.†	93,700	6,704,235

Filtration/Separation Products — 1.4%
Pall Corp.	45,900	5,804,055

Finance-Credit Card — 1.5%
Alliance Data Systems Corp.†	22,300	6,133,392

Finance-Investment Banker/Broker — 2.8%
Lazard, Ltd., Class A†	100,200	5,552,082
TD Ameritrade Holding Corp.	153,100	5,623,363

		11,175,445

Food-Retail — 0.8%
Sprouts Farmers Market, Inc.†	138,800	3,403,376

Hazardous Waste Disposal — 1.0%
Stericycle, Inc.†	30,260	4,265,752

Hotels/Motels — 1.6%
Hilton Worldwide Holdings, Inc.†	241,500	6,484,275

Internet Content-Entertainment — 0.3%
Pandora Media, Inc.†	61,449	1,076,586

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	29,200	6,070,680

Lighting Products & Systems — 2.6%
Acuity Brands, Inc.	51,600	10,381,404

Machinery-General Industrial — 1.9%
Middleby Corp.†	38,500	4,723,950
Zebra Technologies Corp., Class A†	26,223	2,822,382

		7,546,332

Medical Products — 1.3%
Sirona Dental Systems, Inc.†	52,700	5,469,206

Medical-Biomedical/Gene — 4.1%
BioMarin Pharmaceutical, Inc.†	32,600	4,768,402
Illumina, Inc.†	27,520	6,035,136
Intercept Pharmaceuticals, Inc.†	10,000	2,638,100
Vertex Pharmaceuticals, Inc.†	23,300	3,145,500

		16,587,138

Medical-Drugs — 3.1%
Horizon Pharma PLC	97,500	3,592,875
Jazz Pharmaceuticals PLC	24,746	4,757,171

221

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc.†	16,100	$4,146,233

		12,496,279

Medical-Generic Drugs — 0.5%
Perrigo Co. PLC	10,700	2,056,540

Medical-HMO — 1.3%
Humana, Inc.	29,420	5,357,088

Medical-Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	68,900	5,496,842

Medical-Outpatient/Home Medical — 0.8%
Premier, Inc., Class A†	85,600	3,061,056

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	20,913	1,219,228

Networking Products — 2.3%
Arista Networks, Inc.†	54,400	4,595,168
Palo Alto Networks, Inc.†	25,300	4,701,499

		9,296,667

Non-Hazardous Waste Disposal — 1.1%
Waste Connections, Inc.	88,600	4,441,518

Oil Companies-Exploration & Production — 1.9%
Concho Resources, Inc.†	47,700	5,082,912
Range Resources Corp.	66,500	2,616,110

		7,699,022

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	21,640	1,263,992

Patient Monitoring Equipment — 0.5%
Insulet Corp.†	58,900	1,996,121

Physicians Practice Management — 1.7%
Envision Healthcare Holdings, Inc.†	152,800	6,845,440

Real Estate Management/Services — 2.1%
CBRE Group, Inc., Class A†	227,600	8,641,972

Retail-Apparel/Shoe — 0.9%
Urban Outfitters, Inc.†	111,200	3,627,344

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	13,400	3,220,154

Retail-Computer Equipment — 1.1%
GameStop Corp., Class A	93,400	4,282,390

Retail-Discount — 2.7%
Big Lots, Inc.	88,500	3,821,430
Dollar General Corp.	87,400	7,024,338

		10,845,768

Retail-Gardening Products — 0.8%
Tractor Supply Co.	36,500	3,376,980

Retail-Mail Order — 0.8%
Williams-Sonoma, Inc.	39,800	3,369,468

Retail-Perfume & Cosmetics — 1.6%
Ulta Salon Cosmetics & Fragrance, Inc.†	38,100	6,325,743

Retail-Vitamins & Nutrition Supplements — 0.9%
GNC Holdings, Inc., Class A	75,100	3,695,671

Security Description	Shares/ Principal Amount	Value (Note 3)

Retirement/Aged Care — 0.7%
Brookdale Senior Living, Inc.†	82,300	$2,726,599

Semiconductor Components-Integrated Circuits — 1.8%
NXP Semiconductor NV	75,900	7,361,541

Semiconductor Equipment — 1.9%
Applied Materials, Inc.	227,800	3,954,608
Lam Research Corp.	47,500	3,651,325

		7,605,933

Telecom Equipment-Fiber Optics — 1.0%
Ciena Corp.†	152,100	3,870,945

Textile-Home Furnishings — 2.0%
Mohawk Industries, Inc.†	40,100	8,083,759

Total Long-Term Investment Securities (cost $304,115,217)		390,225,965

REPURCHASE AGREEMENTS — 3.3%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 07/31/2015 to be repurchased 08/03/2015 in the amount of $13,399,000 and collateralized by $12,355,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.63% due 08/15/2019 and having approximate value of $13,670,400 (cost $13,399,000)	$13,399,000	13,399,000

TOTAL INVESTMENTS (cost $317,514,217)(1)	99.7%	403,624,965
Other assets less liabilities	0.3	1,064,489

NET ASSETS	100.0%	$404,689,454

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

222

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$390,225,965	$—	$—	$390,225,965
Repurchase Agreements	—	13,399,000	—	13,399,000

Total Investments at Value	$390,225,965	$13,399,000	$—	$403,624,965

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

223

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Commercial Services-Finance	6.6%
Medical-Biomedical/Gene	6.5
Commercial Services	5.2
Retail-Apparel/Shoe	3.6
Repurchase Agreements	3.6
Auto/Truck Parts & Equipment-Original	3.4
Enterprise Software/Service	3.2
Applications Software	2.9
Electronic Security Devices	2.7
Apparel Manufacturers	2.4
Drug Delivery Systems	2.4
Finance-Investment Banker/Broker	2.3
Computer Services	2.3
Athletic Equipment	2.2
Machinery-General Industrial	2.1
Diversified Manufacturing Operations	2.1
Retail-Restaurants	2.0
Electronic Components-Semiconductors	1.8
Theaters	1.8
Internet Application Software	1.7
Physicians Practice Management	1.7
Lighting Products & Systems	1.7
Coatings/Paint	1.6
Medical-Drugs	1.6
Dental Supplies & Equipment	1.6
Retail-Automobile	1.6
Diagnostic Kits	1.5
Transport-Truck	1.4
Distribution/Wholesale	1.4
Veterinary Diagnostics	1.4
Diagnostic Equipment	1.4
Retail-Arts & Crafts	1.4
Schools	1.3
Medical-Hospitals	1.3
Medical Products	1.3
Audio/Video Products	1.2
Industrial Automated/Robotic	1.2
Resorts/Theme Parks	1.2
Oil Companies-Exploration & Production	1.2
Entertainment Software	1.1
Building Products-Cement	1.1
Computer Graphics	1.1
Beverages-Wine/Spirits	1.1
E-Commerce/Products	1.0
Shipbuilding	1.0
Airlines	1.0
Recreational Vehicles	1.0
Finance-Leasing Companies	0.9
Real Estate Operations & Development	0.8
Transactional Software	0.7
Rubber/Plastic Products	0.6
Telecommunication Equipment	0.5
Semiconductor Equipment	0.5
Therapeutics	0.5
Food-Retail	0.2

100.9%

*	Calculated as a percentage of net assets

224

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.3%
Airlines — 1.0%
Spirit Airlines, Inc.†	26,590	$1,590,614

Apparel Manufacturers — 2.4%
Carter’s, Inc.	14,720	1,492,755
Columbia Sportswear Co.	33,142	2,370,979

		3,863,734

Applications Software — 2.9%
Imperva, Inc.†	30,740	2,019,618
Tableau Software, Inc., Class A†	24,862	2,604,046

		4,623,664

Athletic Equipment — 2.2%
Jarden Corp.†	62,730	3,450,150

Audio/Video Products — 1.2%
Harman International Industries, Inc.	17,710	1,906,659

Auto/Truck Parts & Equipment-Original — 3.4%
Allison Transmission Holdings, Inc.	44,490	1,298,218
Gentherm, Inc.†	32,466	1,634,014
Mobileye NV†	12,060	724,806
WABCO Holdings, Inc.†	13,970	1,724,876

		5,381,914

Beverages-Wine/Spirits — 1.1%
Constellation Brands, Inc., Class A	14,190	1,703,084

Building Products-Cement — 1.1%
Vulcan Materials Co.	19,620	1,785,812

Coatings/Paint — 1.6%
Axalta Coating Systems, Ltd.†	82,115	2,612,078

Commercial Services — 5.2%
Aramark	39,399	1,253,676
CoStar Group, Inc.†	15,746	3,169,512
ServiceMaster Global Holdings Inc†	98,515	3,815,486

		8,238,674

Commercial Services-Finance — 6.6%
Euronet Worldwide, Inc.†	36,495	2,499,908
SEI Investments Co.	61,850	3,297,223
Vantiv, Inc., Class A†	56,509	2,486,396
WEX, Inc.†	21,680	2,212,227

		10,495,754

Computer Graphics — 1.1%
CyberArk Software, Ltd.†	30,019	1,775,023

Computer Services — 2.3%
EPAM Systems, Inc.†	25,170	1,865,349
Fleetmatics Group PLC†	36,030	1,724,756

		3,590,105

Dental Supplies & Equipment — 1.6%
Align Technology, Inc.†	41,160	2,580,732

Diagnostic Equipment — 1.4%
Cepheid†	39,947	2,220,654

Diagnostic Kits — 1.5%
Alere, Inc.†	49,820	2,421,750

Distribution/Wholesale — 1.4%
HD Supply Holdings, Inc.†	63,620	2,277,596

Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	32,740	3,315,252

Security Description	Shares	Value (Note 3)

Drug Delivery Systems — 2.4%
Catalent, Inc.†	42,423	$1,445,776
DexCom, Inc.†	28,325	2,397,711

		3,843,487

E-Commerce/Products — 1.0%
Vipshop Holdings, Ltd. ADR†	84,130	1,639,694

Electronic Components-Semiconductors — 1.8%
Ambarella, Inc.	17,080	1,979,060
Tower Semiconductor, Ltd.†	66,720	884,707

		2,863,767

Electronic Security Devices — 2.7%
Allegion PLC†	39,330	2,486,443
TASER International, Inc.†	65,900	1,793,798

		4,280,241

Enterprise Software/Service — 3.2%
Guidewire Software, Inc.†	36,070	2,129,933
Tyler Technologies, Inc.†	20,620	2,877,315

		5,007,248

Entertainment Software — 1.1%
Take-Two Interactive Software, Inc.†	57,690	1,821,850

Finance-Investment Banker/Broker — 2.3%
Evercore Partners, Inc., Class A	29,870	1,756,356
Raymond James Financial, Inc.	31,380	1,851,420

		3,607,776

Finance-Leasing Companies — 0.9%
Air Lease Corp.	39,047	1,380,311

Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	10,834	265,650

Industrial Automated/Robotic — 1.2%
Cognex Corp.	41,200	1,865,124

Internet Application Software — 1.7%
Splunk, Inc.†	39,360	2,752,838

Lighting Products & Systems — 1.7%
Acuity Brands, Inc.	13,160	2,647,660

Machinery-General Industrial — 2.1%
Wabtec Corp.	33,060	3,345,341

Medical Products — 1.3%
Cooper Cos., Inc.	11,340	2,007,180

Medical-Biomedical/Gene — 6.5%
Alnylam Pharmaceuticals, Inc.†	14,488	1,846,206
AMAG Pharmaceuticals, Inc.†	30,443	1,945,308
BioMarin Pharmaceutical, Inc.†	8,080	1,181,861
Bluebird Bio, Inc.†	6,290	1,043,071
Medivation, Inc.†	17,568	1,850,437
Novavax, Inc.†	115,301	1,390,530
Ultragenyx Pharmaceutical, Inc.†	8,270	1,000,091

		10,257,504

Medical-Drugs — 1.6%
Clovis Oncology, Inc.†	9,200	776,756
Insys Therapeutics, Inc.†	20,000	898,400
Receptos, Inc.†	4,080	929,669

		2,604,825

225

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Medical-Hospitals — 1.3%
Community Health Systems, Inc.†	34,750	$2,033,223

Oil Companies-Exploration & Production — 1.2%
Diamondback Energy, Inc.†	27,140	1,826,522

Physicians Practice Management — 1.7%
Envision Healthcare Holdings, Inc.†	61,302	2,746,330

Real Estate Operations & Development — 0.8%
Howard Hughes Corp.†	9,600	1,305,216

Recreational Vehicles — 1.0%
Brunswick Corp.	28,710	1,524,214

Resort/Theme Parks — 1.2%
Vail Resorts, Inc.	16,710	1,832,920

Retail-Apparel/Shoe — 3.6%
Caleres, Inc.	45,700	1,509,928
lululemon athletica, Inc.†	33,949	2,134,034
Men’s Wearhouse, Inc.	34,440	2,049,869

		5,693,831

Retail-Arts & Crafts — 1.4%
Michaels Cos., Inc.†	86,389	2,189,097

Retail-Automobile — 1.6%
Lithia Motors, Inc., Class A	21,290	2,548,200

Retail-Restaurants — 2.0%
Dave & Buster’s Entertainment, Inc.†	50,839	1,972,553
Domino’s Pizza, Inc.	11,060	1,259,071

		3,231,624

Rubber/Plastic Products — 0.6%
Proto Labs, Inc.†	13,680	1,031,062

Schools — 1.3%
Bright Horizons Family Solutions, Inc.†	34,970	2,106,593

Semiconductor Equipment — 0.5%
Veeco Instruments, Inc.†	31,790	822,725

Shipbuilding — 1.0%
Huntington Ingalls Industries, Inc.	13,930	1,635,521

Security Description	Shares/ Principal Amount	Value (Note 3)
Telecommunication Equipment — 0.5%
Zayo Group Holdings, Inc.†	32,339	$863,451

Theaters — 1.8%
Cinemark Holdings, Inc.	72,390	2,856,509

Therapeutics — 0.5%
GW Pharmaceuticals PLC ADR†	6,650	761,492

Transactional Software — 0.7%
Black Knight Financial Services, Inc., Class A†	35,316	1,150,595
Solera Holdings, Inc.	889	32,529

		1,183,124

Transport-Truck — 1.4%
Old Dominion Freight Line, Inc.†	31,380	2,295,447

Veterinary Diagnostics — 1.4%
VCA, Inc.†	36,190	2,226,771

Total Long-Term Investment Securities (cost $124,393,683)		154,737,617

REPURCHASE AGREEMENTS — 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $5,665,000 and collateralized by $5,700,000 of United States Treasury Notes, bearing interest at 1.38%, due 09/30/2018 and having an approximate value of $5,779,561 (cost $5,665,000)	$5,665,000	5,665,000

TOTAL INVESTMENTS (cost $130,058,683)(1)	100.9%	160,402,617
Liabilities in excess of other assets	(0.9)	(1,415,313)

NET ASSETS	100.0%	$158,987,304

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$154,737,617	$—	$—	$154,737,617
Repurchase Agreements	—	5,665,000	—	5,665,000

Total Investments at Value	$154,737,617	$5,665,000	$—	$160,402,617

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

226

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Time Deposits	4.3%
Electronic Components-Semiconductors	3.3
Medical Instruments	3.3
Medical-Biomedical/Gene	3.3
Retail-Restaurants	3.0
Enterprise Software/Service	3.0
Computer Services	2.9
Human Resources	2.5
Drug Delivery Systems	2.5
Banks-Commercial	2.3
Medical Products	2.3
Medical-Drugs	2.2
Commercial Services-Finance	2.1
Diversified Manufacturing Operations	2.1
Investment Management/Advisor Services	1.9
Medical-Hospitals	1.9
Oil Companies-Exploration & Production	1.8
Computer Software	1.8
Electronic Design Automation	1.7
Footwear & Related Apparel	1.6
Therapeutics	1.6
Recreational Vehicles	1.6
Veterinary Diagnostics	1.5
Chemicals-Specialty	1.4
Medical-Generic Drugs	1.4
Retail-Apparel/Shoe	1.4
Apparel Manufacturers	1.3
Home Furnishings	1.3
Semiconductor Components-Integrated Circuits	1.3
Auto/Truck Parts & Equipment-Original	1.3
Real Estate Management/Services	1.2
Finance-Investment Banker/Broker	1.2
Web Hosting/Design	1.2
Building & Construction Products-Misc.	1.1
Theaters	1.1
Instruments-Scientific	1.1
Financial Guarantee Insurance	1.1
Distribution/Wholesale	1.1
Diagnostic Equipment	1.1
Telecommunication Equipment	1.0
Real Estate Investment Trusts	1.0
Instruments-Controls	1.0
Research & Development	1.0
Commercial Services	1.0
Containers-Paper/Plastic	1.0
Building & Construction-Misc.	1.0
Resorts/Theme Parks	0.9
Retail-Bedding	0.9
Communications Software	0.9
Food-Dairy Products	0.9
Dental Supplies & Equipment	0.9
Athletic Equipment	0.8
Chemicals-Plastics	0.8
Transport-Truck	0.8
Motion Pictures & Services	0.8
Retirement/Aged Care	0.8
Wound, Burn & Skin Care	0.8
Networking Products	0.8
Building Products-Air & Heating	0.8
Food-Misc./Diversified	0.8
Audio/Video Products	0.8

Applications Software	0.7%
Retail-Discount	0.7
Industrial Automated/Robotic	0.7
E-Marketing/Info	0.6
Office Furnishings-Original	0.6
Consulting Services	0.6
Electronic Security Devices	0.6
Retail-Gardening Products	0.5
Transport-Marine	0.5
Airlines	0.5
Computer Aided Design	0.4
Storage/Warehousing	0.3

100.3%

*	Calculated as a percentage of net assets

227

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.0%
Airlines — 0.5%
Spirit Airlines, Inc.†	25,197	$1,507,285

Apparel Manufacturers — 1.3%
G-III Apparel Group, Ltd.†	55,681	4,021,839

Applications Software — 0.7%
Paycom Software, Inc.†	67,866	2,171,712

Athletic Equipment — 0.8%
Jarden Corp.†	47,043	2,587,365

Audio/Video Products — 0.8%
Harman International Industries, Inc.	21,489	2,313,506

Auto/Truck Parts & Equipment-Original — 1.3%
Gentherm, Inc.†	46,671	2,348,951
Tenneco, Inc.†	30,866	1,537,436

		3,886,387

Banks-Commercial — 2.3%
Signature Bank†	23,646	3,442,621
SVB Financial Group†	24,669	3,530,134

		6,972,755

Building & Construction Products-Misc. — 1.1%
Owens Corning	37,201	1,668,465
Trex Co., Inc.†	40,814	1,851,731

		3,520,196

Building & Construction-Misc. — 1.0%
Dycom Industries, Inc.†	45,321	2,993,905

Building Products-Air & Heating — 0.8%
Lennox International, Inc.	20,102	2,373,443

Chemicals-Plastics — 0.8%
PolyOne Corp.	73,356	2,513,910

Chemicals-Specialty — 1.4%
Cytec Industries, Inc.	40,893	3,035,487
Methanex Corp.	28,328	1,277,310

		4,312,797

Commercial Services — 1.0%
CoStar Group, Inc.†	15,141	3,047,732

Commercial Services-Finance — 2.1%
Euronet Worldwide, Inc.†	63,243	4,332,146
WEX, Inc.†	20,533	2,095,187

		6,427,333

Communications Software — 0.9%
SolarWinds, Inc.†	70,181	2,799,520

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	29,446	1,306,813

Computer Services — 2.9%
Barracuda Networks, Inc.†	125,228	3,436,256
EPAM Systems, Inc.†	30,820	2,284,070
Manhattan Associates, Inc.†	49,853	3,231,472

		8,951,798

Computer Software — 1.8%
InterXion Holding NV†	70,361	1,943,371
SS&C Technologies Holdings, Inc.	51,665	3,514,770

		5,458,141

Consulting Services — 0.6%
CEB, Inc.	23,744	1,816,891

Security Description	Shares	Value (Note 3)

Containers-Paper/Plastic — 1.0%
Berry Plastics Group, Inc.†	92,889	$3,024,466

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	41,760	2,618,352

Diagnostic Equipment — 1.1%
VWR Corp.†	121,778	3,262,433

Distribution/Wholesale — 1.1%
Core-Mark Holding Co., Inc.	25,535	1,623,260
Pool Corp.	4,306	303,228
WESCO International, Inc.†	21,983	1,348,877

		3,275,365

Diversified Manufacturing Operations — 2.1%
A.O. Smith Corp.	33,882	2,433,405
Carlisle Cos., Inc.	39,432	3,992,885

		6,426,290

Drug Delivery Systems — 2.5%
DexCom, Inc.†	50,078	4,239,103
Flamel Technologies SA ADR†	139,305	3,332,175

		7,571,278

E-Marketing/Info — 0.6%
Marketo, Inc.†	64,714	1,967,953

Electronic Components-Semiconductors — 3.3%
Cavium, Inc.†	75,819	5,140,528
Qorvo, Inc.†	57,581	3,336,819
Silicon Laboratories, Inc.†	39,467	1,775,620

		10,252,967

Electronic Design Automation — 1.7%
Cadence Design Systems, Inc.†	246,687	5,173,026

Electronic Security Devices — 0.6%
TASER International, Inc.†	65,438	1,781,222

Enterprise Software/Service — 3.0%
Guidewire Software, Inc.†	75,005	4,429,045
Qlik Technologies, Inc.†	30,508	1,234,354
Ultimate Software Group, Inc.†	18,969	3,494,279

		9,157,678

Finance-Investment Banker/Broker — 1.2%
Evercore Partners, Inc., Class A	63,854	3,754,615

Financial Guarantee Insurance — 1.1%
MGIC Investment Corp.†	304,754	3,373,627

Food-Dairy Products — 0.9%
WhiteWave Foods Co.†	51,801	2,673,968

Food-Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	34,326	2,333,481

Footwear & Related Apparel — 1.6%
Skechers U.S.A., Inc., Class A†	32,753	4,927,689

Home Furnishings — 1.3%
American Woodmark Corp.†	60,170	3,956,779

Human Resources — 2.5%
Team Health Holdings, Inc.†	78,633	5,300,651
TrueBlue, Inc.†	97,961	2,523,475

		7,824,126

Industrial Automated/Robotic — 0.7%
Cognex Corp.	46,164	2,089,844

228

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Instruments-Controls — 1.0%
Woodward, Inc.	62,355	$3,077,843

Instruments-Scientific — 1.1%
Fluidigm Corp.†	171,356	3,432,261

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	13,236	2,751,764
WisdomTree Investments, Inc.	129,581	3,226,567

		5,978,331

Medical Instruments — 3.3%
Bio-Techne Corp.	34,173	3,737,843
Bruker Corp.†	125,945	2,651,142
Thoratec Corp.†	59,884	3,790,058

		10,179,043

Medical Products — 2.3%
Globus Medical, Inc., Class A†	123,191	3,456,739
Wright Medical Group, Inc.†	134,970	3,487,625

		6,944,364

Medical-Biomedical/Gene — 3.3%
Exact Sciences Corp.†	119,806	2,883,731
Intercept Pharmaceuticals, Inc.†	7,358	1,941,114
Medivation, Inc.†	31,834	3,353,075
Retrophin, Inc.†	57,176	1,814,766

		9,992,686

Medical-Drugs — 2.2%
Clovis Oncology, Inc.†	29,426	2,484,437
Pacira Pharmaceuticals, Inc.†	62,426	4,146,335

		6,630,772

Medical-Generic Drugs — 1.4%
Impax Laboratories, Inc.†	86,783	4,205,504

Medical-Hospitals — 1.9%
Acadia Healthcare Co., Inc.†	38,416	3,064,829
Tenet Healthcare Corp.†	48,757	2,745,019

		5,809,848

Motion Pictures & Services — 0.8%
Lions Gate Entertainment Corp.	62,495	2,448,554

Networking Products — 0.8%
Infinera Corp.†	99,510	2,382,269

Office Furnishings-Original — 0.6%
Steelcase, Inc., Class A	107,827	1,924,712

Oil Companies-Exploration & Production — 1.8%
Diamondback Energy, Inc.†	44,843	3,017,934
RSP Permian, Inc.†	59,666	1,479,717
Whiting Petroleum Corp.†	56,992	1,167,766

		5,665,417

Real Estate Investment Trusts — 1.0%
NorthStar Realty Finance Corp.	196,300	3,140,800

Real Estate Management/Services — 1.2%
Realogy Holdings Corp.†	84,217	3,833,558

Recreational Vehicles — 1.6%
Brunswick Corp.	90,917	4,826,784

Research & Development — 1.0%
PAREXEL International Corp.†	44,584	3,074,513

Resort/Theme Parks — 0.9%
Vail Resorts, Inc.	26,492	2,905,907

Security Description	Shares/ Principal Amount	Value (Note 3)

Retail-Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	75,692	$4,166,088

Retail-Bedding — 0.9%
Mattress Firm Holding Corp.†	46,794	2,894,209

Retail-Discount — 0.7%
Tuesday Morning Corp.†	225,947	2,119,383

Retail-Gardening Products — 0.5%
Tractor Supply Co.	16,864	1,560,257

Retail-Restaurants — 3.0%
Jack in the Box, Inc.	38,428	3,650,660
Texas Roadhouse, Inc.	86,897	3,422,873
Zoe’s Kitchen, Inc.†	49,847	2,235,638

		9,309,171

Retirement/Aged Care — 0.8%
Capital Senior Living Corp.†	109,792	2,447,264

Semiconductor Components-Integrated Circuits — 1.3%
Cypress Semiconductor Corp.	194,701	2,235,168
M/A-COM Technology Solutions Holdings, Inc.†	49,158	1,657,116

		3,892,284

Storage/Warehousing — 0.3%
Mobile Mini, Inc.	21,057	781,846

Telecommunication Equipment — 1.0%
ARRIS Group, Inc.†	102,393	3,165,992

Theaters — 1.1%
Cinemark Holdings, Inc.	88,103	3,476,544

Therapeutics — 1.6%
Esperion Therapeutics, Inc.†	30,644	1,899,928
Neurocrine Biosciences, Inc.†	60,211	3,017,775

		4,917,703

Transport-Marine — 0.5%
Kirby Corp.†	21,446	1,552,905

Transport-Truck — 0.8%
ArcBest Corp.	75,803	2,505,289

Veterinary Diagnostics — 1.5%
VCA, Inc.†	74,466	4,581,893

Web Hosting/Design — 1.2%
Wix.com, Ltd.†	132,581	3,712,268

Wound, Burn & Skin Care — 0.8%
IGI Laboratories, Inc.†	274,380	2,414,544

Total Long-Term Investment Securities (cost $243,609,274)		294,379,293

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Time Deposits — 4.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $13,211,000)	$13,211,000	13,211,000

TOTAL INVESTMENTS (cost $256,820,274)(1)	100.3%	307,590,293
Liabilities in excess of other assets	(0.3)	(1,048,153)

NET ASSETS	100.0%	$306,542,140

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

229

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$294,379,293	$—	$—	$294,379,293
Short-Term Investment Securities	—	13,211,000	—	13,211,000

Total Investments at Value	$294,379,293	$13,211,000	$—	$307,590,293

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

230

SunAmerica Series Trust SA Marsico Focused Growth Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	8.8%
Internet Content-Entertainment	7.6
Repurchase Agreements	7.6
Medical-Drugs	6.9
Retail-Restaurants	6.1
Finance-Credit Card	5.2
Multimedia	4.5
Medical-Hospitals	4.3
Coatings/Paint	4.1
Athletic Footwear	4.0
Computers	3.8
Medical-Generic Drugs	3.7
Medical-HMO	3.6
Web Portals/ISP	3.5
Aerospace/Defense	3.3
Finance-Investment Banker/Broker	3.2
Retail-Drug Store	3.2
Applications Software	3.0
Entertainment Software	3.0
Retail-Discount	2.9
Semiconductor Equipment	2.5
Internet Content-Information/News	2.4
E-Commerce/Products	2.4
Transport-Rail	2.0

101.6%

*	Calculated as a percentage of net assets

231

SunAmerica Series Trust SA Marsico Focused Growth Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 94.0%
Aerospace/Defense — 3.3%
Boeing Co.	79,399	$11,446,954

Applications Software — 3.0%
Salesforce.com, Inc.†	143,581	10,524,487

Athletic Footwear — 4.0%
NIKE, Inc., Class B	122,647	14,131,387

Coatings/Paint — 4.1%
Sherwin-Williams Co.	51,471	14,296,585

Computers — 3.8%
Apple, Inc.	109,792	13,317,770

E-Commerce/Products — 2.4%
Alibaba Group Holding, Ltd. ADR†	106,991	8,381,675

Entertainment Software — 3.0%
Electronic Arts, Inc.†	145,347	10,399,578

Finance-Credit Card — 5.2%
Visa, Inc., Class A	239,392	18,035,793

Finance-Investment Banker/Broker — 3.2%
Charles Schwab Corp.	323,746	11,292,260

Internet Content-Entertainment — 7.6%
Facebook, Inc., Class A†	284,211	26,718,676

Internet Content-Information/News — 2.4%
LinkedIn Corp., Class A†	41,585	8,452,567

Medical-Biomedical/Gene — 8.8%
Celgene Corp.†	67,398	8,845,988
Illumina, Inc.†	53,221	11,671,365
Vertex Pharmaceuticals, Inc.†	76,117	10,275,795

		30,793,148

Medical-Drugs — 6.9%
Novartis AG	109,574	11,384,901
Pacira Pharmaceuticals, Inc.†	106,694	7,086,616
Valeant Pharmaceuticals International, Inc.†	22,214	5,720,771

		24,192,288

Medical-Generic Drugs — 3.7%
Allergan plc†	38,858	12,867,827

Medical-HMO — 3.6%
UnitedHealth Group, Inc.	102,946	12,497,644

Security Description	Shares/ Principal Amount	Value (Note 3)
Medical-Hospitals — 4.3%
HCA Holdings, Inc.†	161,805	$15,049,483

Multimedia — 4.5%
Walt Disney Co.	130,661	15,679,320

Retail-Discount — 2.9%
Dollar Tree, Inc.†	128,173	10,001,339

Retail-Drug Store — 3.2%
CVS Health Corp.	99,067	11,142,066

Retail-Restaurants — 6.1%
Chipotle Mexican Grill, Inc.†	11,504	8,538,614
Starbucks Corp.	218,608	12,663,961

		21,202,575

Semiconductor Equipment — 2.5%
ASML Holding NV (NY Registered Shares)	87,311	8,658,632

Transport-Rail — 2.0%
Canadian Pacific Railway, Ltd.	44,481	7,154,769

Web Portals/ISP — 3.5%
Google, Inc., Class A†	18,451	12,131,533

Total Long-Term Investment Securities (cost $266,363,786)		328,368,356

REPURCHASE AGREEMENTS — 7.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $26,631,000 and collateralized by $24,550,000 of U.S. Treasury Notes, bearing interest at 3.63% due 08/15/2019 and having an approximate value of $27,163,765 (cost $26,631,000)	$26,631,000	26,631,000

TOTAL INVESTMENTS (cost $292,994,786) (1)	101.6%	354,999,356
Liabilities in excess of other assets	(1.6)	(5,419,496)

NET ASSETS	100.0%	$349,579,860

@	See Note 1
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$328,368,356	$—	$—	$328,368,356
Repurchase Agreements	—	26,631,000	—	26,631,000

Total Investments at Value	$328,368,356	$26,631,000	$—	$354,999,356

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $11,384,901 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

232

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	20.9%
Semiconductor Equipment	12.6
Applications Software	9.4
Electronic Design Automation	8.4
Semiconductor Components-Integrated Circuits	6.7
Computers-Periphery Equipment	6.5
Computers	5.7
Repurchase Agreements	4.8
Web Portals/ISP	4.2
Commercial Services-Finance	2.5
Power Converter/Supply Equipment	2.4
Finance-Credit Card	2.2
Computer Software	2.1
Software Tools	2.1
Networking Products	1.9
Communications Software	1.6
Internet Infrastructure Software	1.5
Computer Services	1.0
Entertainment Software	0.9
E-Commerce/Services	0.7
Data Processing/Management	0.6
Security Services	0.6
Enterprise Software/Service	0.6
Internet Content-Entertainment	0.5
Auto/Truck Parts & Equipment-Original	0.4
Telecommunication Equipment	0.4
Electric Products-Misc.	0.3
Internet Incubators	0.2
Retail-Computer Equipment	0.2

101.9%

*	Calculated as a percentage of net assets

233

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.1%
Applications Software — 9.4%
Check Point Software Technologies, Ltd.	19,334	$1,561,607
King Digital Entertainment PLC†	93,764	1,456,155
Nuance Communications, Inc.†	26,879	487,316
Red Hat, Inc.†	3,671	290,303
Salesforce.com, Inc.†	6,483	475,204
Verint Systems, Inc.†	12,049	701,493

		4,972,078

Auto/Truck Parts & Equipment-Original — 0.4%
Mobileye NV†	3,891	233,849

Cellular Telecom — 0.0%
Comverse, Inc.†	2	41

Commercial Services-Finance — 2.5%
Euronet Worldwide, Inc.†	2,400	164,400
Sabre Corp.	10,169	270,495
TransUnion†	7,346	184,385
Travelport Worldwide, Ltd.	35,635	454,346
Vantiv, Inc., Class A†	5,900	259,600

		1,333,226

Communications Software — 1.6%
SolarWinds, Inc.†	20,600	821,734

Computer Services — 1.0%
Computer Sciences Corp.	8,300	543,069

Computer Software — 2.1%
AVG Technologies NV†	36,489	1,048,694
Cornerstone OnDemand, Inc.†	2,300	82,938

		1,131,632

Computers — 5.7%
Apple, Inc.	21,278	2,581,021
Hewlett-Packard Co.	14,800	451,696

		3,032,717

Computers-Periphery Equipment — 6.5%
Electronics for Imaging, Inc.†	14,099	644,324
Synaptics, Inc.†	35,150	2,790,207

		3,434,531

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	5,100	333,693

E-Commerce/Services — 0.7%
Expedia, Inc.	3,000	364,320

Electric Products-Misc. — 0.3%
Mabuchi Motor Co., Ltd.†	2,800	167,862

Electronic Components-Semiconductors — 20.9%
Altera Corp.	10,900	541,294
Avago Technologies, Ltd.	16,598	2,077,074
Broadcom Corp., Class A	49,043	2,482,066
Cavium, Inc.†	8,600	583,080
Lattice Semiconductor Corp.†	112,022	551,148
Micron Technology, Inc.†	16,100	298,011
Microsemi Corp.†	41,947	1,381,734
NVIDIA Corp.	9,100	181,545
QLogic Corp.†	13,900	123,293
Qorvo, Inc.†	22,020	1,276,059
Rovi Corp.†	46,600	512,134

Security Description	Shares	Value (Note 3)

Electronic Components-Semiconductors (continued)
Skyworks Solutions, Inc.	10,926	$1,045,291

		11,052,729

Electronic Design Automation — 8.4%
Synopsys, Inc.†	86,862	4,416,064

Enterprise Software/Service — 0.6%
Veeva Systems, Inc., Class A†	4,400	118,448
Xactly Corp†	23,880	174,324

		292,772

Entertainment Software — 0.9%
Activision Blizzard, Inc.	17,529	452,073

Finance-Credit Card — 2.2%
Visa, Inc., Class A	15,200	1,145,168

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	3,000	282,030

Internet Incubators — 0.2%
HomeAway, Inc.†	2,700	81,108

Internet Infrastructure Software — 1.5%
F5 Networks, Inc.†	6,000	804,840

Networking Products — 1.9%
Arista Networks, Inc.†	6,700	565,949
Cisco Systems, Inc.	16,000	454,720

		1,020,669

Power Converter/Supply Equipment — 2.4%
Advanced Energy Industries, Inc.†	48,732	1,276,291

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A	1,700	77,945

Security Services — 0.6%
LifeLock, Inc.†	39,500	312,840

Semiconductor Components-Integrated Circuits — 6.7%
Cypress Semiconductor Corp.	62,252	714,653
Marvell Technology Group, Ltd.	87,469	1,088,114
Maxim Integrated Products, Inc.	51,700	1,759,868

		3,562,635

Semiconductor Equipment — 12.6%
Lam Research Corp.	54,362	4,178,807
Mattson Technology, Inc.†	134,804	385,539
Teradyne, Inc.	108,964	2,098,647

		6,662,993

Software Tools — 2.1%
VMware, Inc., Class A†	12,211	1,088,367

Telecommunication Equipment — 0.4%
ARRIS Group, Inc.†	7,000	216,440

Telephone-Integrated — 0.0%
AT&T, Inc.	0	12

Web Portals/ISP — 4.2%
Google, Inc., Class A†	1,700	1,117,750
Google, Inc., Class C†	1,803	1,127,975

		2,245,725

Total Long-Term Investment Securities (cost $41,743,398)		51,359,453

234

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 3)

REPURCHASE AGREEMENTS — 4.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount $2,535,000 collateralized by $2,340,000 of United States Treasury Notes, bearing interest at 3.62% due 08/15/2019 and having an approximate value of $2,589,133 (cost $2,535,000)	$2,535,000	$2,535,000

TOTAL INVESTMENTS (cost $44,278,398)(1)	101.9%	53,894,453
Liabilities in excess of other assets	(1.9)	(980,841)

NET ASSETS	100.0%	$52,913,612

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$51,359,453	$—	$—	$51,359,453
Repurchase Agreements	—	2,535,000	—	2,535,000

Total Investments at Value	$51,359,453	$2,535,000	$—	$53,894,453

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

235

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Banks-Commercial	5.5%
Real Estate Investment Trusts	5.3
Insurance-Reinsurance	4.3
Auto/Truck Parts & Equipment-Original	3.0
Insurance-Property/Casualty	3.0
Insurance-Life/Health	3.0
Banks-Super Regional	2.8
Gas-Distribution	2.7
Electronic Parts Distribution	2.7
Oil Companies-Exploration & Production	2.6
Engineering/R&D Services	2.6
Computer Services	2.5
Electric-Integrated	2.4
Time Deposits	2.4
Medical-HMO	2.4
Building-Residential/Commercial	2.1
Building-Heavy Construction	2.0
Retail-Apparel/Shoe	1.9
Electronic Components-Misc.	1.9
Machinery-Construction & Mining	1.7
Food-Misc./Diversified	1.6
Electronic Components-Semiconductors	1.6
Insurance-Multi-line	1.6
Computers-Integrated Systems	1.5
Consulting Services	1.5
Retail-Discount	1.5
Footwear & Related Apparel	1.4
Food-Dairy Products	1.4
Retail-Restaurants	1.4
Retail-Computer Equipment	1.4
Medical-Hospitals	1.3
Machinery-Electrical	1.3
E-Services/Consulting	1.3
Transport-Services	1.3
Chemicals-Plastics	1.2
Distribution/Wholesale	1.1
Aerospace/Defense	1.1
Telecom Equipment-Fiber Optics	1.0
Retail-Office Supplies	1.0
Finance-Investment Banker/Broker	1.0
Electronic Measurement Instruments	1.0
Diversified Manufacturing Operations	1.0
Entertainment Software	1.0
Office Supplies & Forms	1.0
Finance-Consumer Loans	0.9
Retail-Regional Department Stores	0.9
Consumer Products-Misc.	0.9
Containers-Paper/Plastic	0.9
Steel-Producers	0.8
Savings & Loans/Thrifts	0.8
Computers-Memory Devices	0.8
Transport-Truck	0.8
Networking Products	0.8
Chemicals-Diversified	0.8
Semiconductor Equipment	0.7
Circuit Boards	0.7
Retail-Home Furnishings	0.7
Oil-Field Services	0.6
Wire & Cable Products	0.5
Cable/Satellite TV	0.1

99.0%

*	Calculated as a percentage of net assets

236

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.6%
Aerospace/Defense — 1.1%
Spirit AeroSystems Holdings, Inc., Class A†	122,160	$6,877,608

Auto/Truck Parts & Equipment-Original — 3.0%
Dana Holding Corp.	375,220	6,964,083
Lear Corp.	63,440	6,602,201
Tenneco, Inc.†	116,480	5,801,869

		19,368,153

Banks-Commercial — 5.5%
Associated Banc-Corp.	258,080	5,086,757
Fulton Financial Corp.	176,470	2,287,051
Synovus Financial Corp.	190,530	6,005,505
Texas Capital Bancshares, Inc.†	100,240	5,908,146
Webster Financial Corp.	159,100	6,150,806
Zions Bancorporation	313,710	9,784,615

		35,222,880

Banks-Super Regional — 2.8%
Comerica, Inc.	201,890	9,575,642
Huntington Bancshares, Inc.	736,110	8,590,404

		18,166,046

Building-Heavy Construction — 2.0%
Granite Construction, Inc.	214,870	7,309,878
Tutor Perini Corp.†	276,640	5,790,075

		13,099,953

Building-Residential/Commercial — 2.1%
Meritage Homes Corp.†	182,550	8,233,005
PulteGroup, Inc.	244,190	5,059,617

		13,292,622

Cable/Satellite TV — 0.1%
Cable One, Inc.†	1,000	415,220

Chemicals-Diversified — 0.8%
Huntsman Corp.	268,040	5,092,760

Chemicals-Plastics — 1.2%
A. Schulman, Inc.	202,340	7,533,118

Circuit Boards — 0.7%
TTM Technologies, Inc.†	510,668	4,662,399

Computer Services — 2.5%
Amdocs, Ltd.	107,330	6,294,904
Genpact, Ltd.	276,730	6,146,173
Insight Enterprises, Inc.†	124,247	3,353,427

		15,794,504

Computers-Integrated Systems — 1.5%
NCR Corp.†	346,460	9,541,508

Computers-Memory Devices — 0.8%
Brocade Communications Systems, Inc.	515,680	5,290,877

Consulting Services — 1.5%
Booz Allen Hamilton Holding Corp.	339,960	9,427,091

Consumer Products-Misc. — 0.9%
Helen of Troy, Ltd.	64,870	5,694,289

Containers-Paper/Plastic — 0.9%
Graphic Packaging Holding Co.	370,650	5,596,815

Distribution/Wholesale — 1.1%
WESCO International, Inc.†	118,090	7,246,002

Security Description	Shares	Value (Note 3)

Diversified Manufacturing Operations — 1.0%
ITT Corp.	162,900	$6,190,200

E-Services/Consulting — 1.3%
CDW Corp.	226,790	8,148,565

Electric-Integrated — 2.4%
PNM Resources, Inc.	319,810	8,436,588
Westar Energy, Inc.	193,750	7,294,687

		15,731,275

Electronic Components-Misc. — 1.9%
Celestica, Inc.	327,950	4,387,971
Vishay Intertechnology, Inc.	688,570	7,904,784

		12,292,755

Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	918,580	1,772,859
Fairchild Semiconductor International, Inc.†	582,790	8,776,818

		10,549,677

Electronic Measurement Instruments — 1.0%
Keysight Technologies, Inc.†	203,800	6,224,052

Electronic Parts Distribution — 2.7%
Arrow Electronics, Inc.†	137,480	7,994,462
Avnet, Inc.	224,390	9,363,795

		17,358,257

Engineering/R&D Services — 2.6%
AECOM†	260,678	8,036,703
EMCOR Group, Inc.	184,120	8,806,459

		16,843,162

Entertainment Software — 1.0%
Electronic Arts, Inc.†	86,320	6,176,196

Finance-Consumer Loans — 0.9%
SLM Corp.†	637,710	5,822,292

Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	223,710	6,357,838

Food-Dairy Products — 1.4%
Dean Foods Co.	510,875	9,093,575

Food-Misc./Diversified — 1.6%
Ingredion, Inc.	120,100	10,592,820

Footwear & Related Apparel — 1.4%
Crocs, Inc.†	580,110	9,125,130

Gas-Distribution — 2.7%
Southwest Gas Corp.	143,260	8,071,268
UGI Corp.	260,660	9,524,517

		17,595,785

Insurance-Life/Health — 3.0%
CNO Financial Group, Inc.	538,610	9,608,802
StanCorp Financial Group, Inc.	84,740	9,662,055

		19,270,857

Insurance-Multi-line — 1.6%
American Financial Group, Inc.	148,550	10,242,522

Insurance-Property/Casualty — 3.0%
First American Financial Corp.	227,810	9,244,530

Hanover Insurance Group, Inc.	124,070	10,031,059

		19,275,589

237

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Insurance-Reinsurance — 4.3%
Aspen Insurance Holdings, Ltd.	192,310	$9,248,188
Essent Group, Ltd.	305,176	8,932,502
Validus Holdings, Ltd.	197,570	9,157,369

		27,338,059

Machinery-Construction & Mining — 1.7%
Oshkosh Corp.	183,940	6,721,168
Terex Corp.	200,440	4,441,750

		11,162,918

Machinery-Electrical — 1.3%
Regal-Beloit Corp.	118,210	8,207,320

Medical-HMO — 2.4%
Molina Healthcare, Inc.†	89,760	6,770,597
WellCare Health Plans, Inc.†	104,500	8,443,600

		15,214,197

Medical-Hospitals — 1.3%
LifePoint Health, Inc.†	102,346	8,480,390

Networking Products — 0.8%
Polycom, Inc.†	455,660	5,185,411

Office Supplies & Forms — 1.0%
Avery Dennison Corp.	101,180	6,156,803

Oil Companies-Exploration & Production — 2.6%
Bill Barrett Corp.†	349,604	1,985,751
Noble Energy, Inc.	208,822	7,356,791
SM Energy Co.	205,960	7,634,937

		16,977,479

Oil-Field Services — 0.6%
MRC Global, Inc.†	307,230	3,947,906

Real Estate Investment Trusts — 5.3%
DDR Corp.	337,840	5,506,792
Gramercy Property Trust, Inc.	236,530	5,785,524
LTC Properties, Inc.	190,390	8,352,409
Mid-America Apartment Communities, Inc.	70,050	5,627,817
RLJ Lodging Trust	177,970	5,308,845
STAG Industrial, Inc.	193,660	3,803,483

		34,384,870

Retail-Apparel/Shoe — 1.9%
Caleres, Inc.	162,260	5,361,070
Children’s Place, Inc.	123,750	7,165,125

		12,526,195

Security Description	Shares/ Principal Amount	Value (Note 3)

Retail-Computer Equipment — 1.4%
GameStop Corp., Class A	192,410	$8,821,999

Retail-Discount — 1.5%
Big Lots, Inc.	217,440	9,389,059

Retail-Home Furnishings — 0.7%
Pier 1 Imports, Inc.	385,910	4,557,597

Retail-Office Supplies — 1.0%
Office Depot, Inc.†	804,835	6,438,680

Retail-Regional Department Stores — 0.9%
Dillard’s, Inc., Class A	56,880	5,794,934

Retail-Restaurants — 1.4%
Bloomin’ Brands, Inc.	383,690	8,936,140

Savings & Loans/Thrifts — 0.8%
First Niagara Financial Group, Inc.	552,910	5,368,756

Semiconductor Equipment — 0.7%
Lam Research Corp.	61,970	4,763,634

Steel-Producers — 0.8%
Steel Dynamics, Inc.	268,920	5,386,468

Telecom Equipment-Fiber Optics — 1.0%
Finisar Corp.†	374,810	6,525,442

Transport-Services — 1.3%
Ryder System, Inc.	88,870	8,044,512

Transport-Truck — 0.8%
Con-way, Inc.	135,570	5,258,760

Wire & Cable Products — 0.5%
General Cable Corp.	214,130	3,494,602

Total Long-Term Investment Securities (cost $558,139,936)		621,574,523

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $15,489,000)	$15,489,000	15,489,000

TOTAL INVESTMENTS (cost $573,628,936)(1)	99.0%	637,063,523
Other assets less liabilities	1.0	6,317,396

NET ASSETS	100.0%	$643,380,919

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$621,574,523	$—	$—	$621,574,523
Short-Term Investment Securities	—	15,489,000	—	15,489,000

Total Investments at Value	$621,574,523	$15,489,000	$—	$637,063,523

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

238

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Banks-Commercial	15.1%
Medical-Drugs	9.8
Oil Companies-Integrated	5.2
Auto-Cars/Light Trucks	4.4
Insurance-Life/Health	4.3
Diversified Banking Institutions	4.0
Insurance-Multi-line	3.2
Tobacco	3.0
Real Estate Operations & Development	2.5
Telephone-Integrated	2.4
Electric-Integrated	2.3
Food-Misc./Diversified	2.2
Cellular Telecom	2.0
Import/Export	1.9
Gas-Distribution	1.8
Diversified Manufacturing Operations	1.7
Advertising Agencies	1.6
Building-Heavy Construction	1.6
Oil Companies-Exploration & Production	1.4
Repurchase Agreements	1.4
Telecom Services	1.3
Aerospace/Defense-Equipment	1.3
Audio/Video Products	1.2
Insurance-Property/Casualty	1.2
Electronic Components-Semiconductors	1.2
Airlines	1.1
Water	1.1
Cable/Satellite TV	1.1
Insurance-Reinsurance	1.0
Brewery	1.0
Chemicals-Diversified	1.0
Food-Retail	1.0
Telecommunication Equipment	0.8
Distribution/Wholesale	0.8
Airport Development/Maintenance	0.8
Toys	0.8
Aerospace/Defense	0.8
Multimedia	0.8
Food-Confectionery	0.7
Real Estate Management/Services	0.7
Motorcycle/Motor Scooter	0.7
Building & Construction Products-Misc.	0.7
Building Products-Cement	0.6
Private Equity	0.6
Diversified Minerals	0.6
Real Estate Investment Trusts	0.6
Metal-Diversified	0.6
Television	0.6
Commercial Services	0.5
Soap & Cleaning Preparation	0.5
Storage/Warehousing	0.5
Electronic Components-Misc.	0.4
Internet Connectivity Services	0.4
Computers	0.4
Human Resources	0.3
Female Health Care Products	0.3
Banks-Mortgage	0.3

100.1%

Country Allocation*

Japan	22.3%
United Kingdom	16.8
France	13.3
Germany	6.2
Netherlands	5.9
Switzerland	5.6
Australia	4.9
Canada	3.8
Ireland	3.6
Jersey	3.3
United States	2.8
Hong Kong	2.4
Spain	2.1
Sweden	1.2
South Korea	1.2
Norway	1.1
Belgium	1.0
Italy	0.8
New Zealand	0.7
Singapore	0.7
Cayman Islands	0.4

100.1%

*	Calculated as a percentage of net assets

239

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.7%
Australia — 4.9%
Asaleo Care, Ltd.	837,968	$1,047,397
Bank of Queensland, Ltd.	584,497	5,874,522
BHP Billiton, Ltd.	112,858	2,181,954
Challenger, Ltd.	834,001	4,370,924
Origin Energy, Ltd.	270,554	2,242,614
Telstra Corp., Ltd.	580,369	2,753,192

		18,470,603

Belgium — 1.0%
Anheuser-Busch InBev NV	31,285	3,722,773

Canada — 3.8%
BCE, Inc.	58,300	2,399,579
Encana Corp.	281,500	2,139,473
Home Capital Group, Inc.	41,096	1,000,180
Intact Financial Corp.	44,300	3,055,289
Suncor Energy, Inc.	202,100	5,692,827

		14,287,348

Cayman Islands — 0.4%
Casetek Holdings, Ltd.	279,000	1,581,838

France — 13.3%
Alcatel-Lucent†	848,548	3,203,003
AXA SA	219,608	5,788,431
Cie de Saint-Gobain	54,608	2,588,746
Elis SA	115,218	1,905,666
Eurazeo SA	34,216	2,223,475
Natixis SA	391,720	2,878,513
Sanofi	138,851	14,939,758
SCOR SE	103,949	3,986,539
Veolia Environnement SA	179,239	4,000,963
Vinci SA	93,967	6,026,840
Vivendi SA	109,333	2,873,996

		50,415,930

Germany — 6.2%
Allianz SE	16,055	2,628,993
Bayer AG	35,434	5,226,340
Daimler AG	52,300	4,674,920
Henkel AG & Co. KGaA (Preference Shares)	15,622	1,852,942
RWE AG	126,520	2,633,115
Siemens AG	61,563	6,588,074

		23,604,384

Hong Kong — 2.4%
AIA Group, Ltd.	708,000	4,621,183
Hang Lung Group, Ltd.	674,000	3,047,315
Lenovo Group, Ltd.	1,208,000	1,308,928

		8,977,426

Ireland — 3.6%
Bank of Ireland†	9,495,039	3,993,898
CRH PLC	76,717	2,267,710
Kerry Group PLC, Class A (ISE)	44,911	3,410,722
Kerry Group PLC, Class A (LSE)	9,593	726,846
Permanent TSB Group Holdings PLC†	578,255	3,348,718

		13,747,894

Italy — 0.8%
Telecom Italia SpA RSP	2,840,029	2,947,515

Japan — 22.3%
Astellas Pharma, Inc.	457,300	6,888,926

Security Description	Shares	Value (Note 3)
Japan (continued)
ITOCHU Corp.	184,800	$2,267,969
Japan Airlines Co., Ltd.	108,700	4,104,700
Japan Hotel REIT Investment Corp.	3,250	2,103,119
Japan Tobacco, Inc.	152,300	5,915,166
KDDI Corp.	129,500	3,291,966
Mitsubishi Corp.	228,300	4,935,893
Mitsubishi Estate Co., Ltd.	118,000	2,623,068
Mitsui Fudosan Co., Ltd.	133,000	3,786,586
Mizuho Financial Group, Inc.	1,561,900	3,376,230
Nintendo Co., Ltd.	17,100	3,009,247
Nissan Motor Co., Ltd.	647,300	6,259,645
Panasonic Corp.	386,000	4,537,879
Recruit Holdings Co., Ltd.	42,000	1,325,049
Seven & I Holdings Co., Ltd.	58,000	2,678,759
Shinsei Bank, Ltd.	1,338,000	2,925,711
Sumitomo Mitsui Financial Group, Inc.	145,000	6,486,303
Sumitomo Realty & Development Co., Ltd.	74,000	2,596,732
Sumitomo Warehouse Co., Ltd.	323,000	1,746,157
Tokyo Gas Co., Ltd.	863,000	4,662,644
Toyota Motor Corp.	91,700	6,106,428
Yamaha Motor Co., Ltd.	115,000	2,614,838

		84,243,015

Jersey — 3.3%
Genel Energy PLC†	220,494	1,279,203
Glencore PLC	636,352	2,067,020
Wolseley PLC	47,663	3,167,867
WPP PLC	267,129	6,132,285

		12,646,375

Netherlands — 5.9%
Airbus Group SE	71,302	5,058,662
Akzo Nobel NV	50,701	3,631,049
ING Groep NV CVA	805,648	13,705,605

		22,395,316

New Zealand — 0.7%
Spark New Zealand, Ltd.	1,434,950	2,803,743

Norway — 1.1%
DNB ASA	262,499	4,280,477

Singapore — 0.7%
United Overseas Bank, Ltd.	168,000	2,718,665

South Korea — 1.2%
Samsung Electronics Co., Ltd.	4,292	4,346,468

Spain — 2.1%
Aena SA†*	28,532	3,146,063
Atresmedia Corp. de Medios de Comunicacion SA	134,713	2,020,978
Banco de Sabadell SA	1,137,023	2,589,879

		7,756,920

Sweden — 1.2%
Com Hem Holding AB	168,676	1,489,913
Skandinaviska Enskilda Banken AB, Class A	247,737	2,986,600

		4,476,513

Switzerland — 5.6%
ACE, Ltd.	35,406	3,851,110
Barry Callebaut AG	2,412	2,698,305

240

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Switzerland (continued)
Credit Suisse Group AG	104,480	$3,079,365
Nestle SA	54,648	4,139,743
Novartis AG	38,162	3,965,088
UBS Group AG	144,321	3,323,132

		21,056,743

United Kingdom — 16.8%
Admiral Group PLC	56,699	1,311,337
AstraZeneca PLC	88,837	5,993,239
BAE Systems PLC	389,523	2,921,051
Barclays PLC	681,348	3,074,508
BG Group PLC	110,422	1,883,914
Centrica PLC	580,106	2,414,285
Liberty Global PLC LiLAC, Class C†	3,890	165,520
Liberty Global PLC, Class C†	77,800	3,823,092
Lloyds Banking Group PLC	2,079,503	2,701,885
Lonmin PLC†	6,867	5,592
Metro Bank PLC†(1)(2)	54,618	1,286,877
Prudential PLC	307,168	7,231,314
Royal Dutch Shell PLC, Class A	491,255	14,124,662
SSE PLC	160,222	3,790,694
Virgin Money Holdings UK PLC†	649,472	4,310,556
Vodafone Group PLC	2,025,766	7,651,020
WM Morrison Supermarkets PLC	330,610	942,243

		63,631,789

United States — 1.4%
Philip Morris International, Inc.	61,400	5,251,542

Total Long-Term Investment Securities (cost $350,471,497)		373,363,277

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 1.4%
Agreement with Bank of America NA, bearing interest at 0.11%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $5,093,047 and collateralized by $5,167,000 of United States Treasury Notes, bearing interest at 1.75% due 10/31/2020 and having an approximate value of $5,201,716 (cost $5,093,000)	$5,093,000	$5,093,000

TOTAL INVESTMENTS — (cost $355,564,497)(3)	100.1%	378,456,277
Liabilities in excess of other assets	(0.1)	(335,221)

NET ASSETS —	100.0%	$378,121,056

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $3,146,063 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)	Illiquid security. At July 31, 2015, the aggregate value of these securities was $1,286,877 representing 0.3% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Savings Shares

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	USD	3,706,325	GBP	2,418,500	09/16/2015	$69,382	$—
	USD	242,653	CAD	305,000	10/21/2015	—	(9,557)

						69,382	(9,557)

Barclays Bank PLC	CAD	1,578,000	USD	1,255,505	10/21/2015	49,523	—
	EUR	7,117,800	USD	7,961,188	09/16/2015	139,693	—
	HKD	31,505,700	USD	4,063,999	08/19/2015	1	—
	USD	9,677,020	HKD	75,014,100	08/19/2015	—	(765)
	USD	2,381,324	JPY	285,227,800	08/19/2015	—	(79,580)
	USD	2,934,050	SGD	3,899,000	08/19/2015	—	(93,289)
	USD	2,573,924	CHF	2,423,900	09/16/2015	—	(61,907)
	USD	5,245,975	EUR	4,657,500	09/16/2015	—	(128,016)
	USD	425,747	CAD	555,000	10/21/2015	—	(1,590)

						189,217	(365,147)

Citibank N.A.	CAD	1,901,200	USD	1,512,829	10/21/2015	59,843	—
	EUR	6,643,300	USD	7,288,032	09/16/2015	—	(12,052)
	JPY	288,813,900	USD	2,411,163	08/19/2015	80,480	—
	USD	4,249,556	JPY	526,250,400	08/19/2015	—	(2,798)
	USD	2,542,317	DKK	16,867,100	09/16/2015	—	(57,622)

						140,323	(72,472)

241

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	CAD	1,435,600	USD	1,142,317	10/21/2015	$45,164	$—
	EUR	1,878,600	USD	2,036,617	09/16/2015	—	(27,710)
	USD	2,389,628	EUR	2,176,100	09/16/2015	1,611	—
	USD	4,136,746	AUD	5,428,900	10/21/2015	—	(184,836)

						46,775	(212,546)

Deutsche Bank AG London	CAD	1,457,000	USD	1,158,958	10/21/2015	45,450	—
	EUR	2,859,600	USD	3,139,469	09/16/2015	—	(2,843)
	GBP	1,188,000	USD	1,878,002	09/16/2015	23,324	—
	USD	1,711,928	GBP	1,122,800	09/16/2015	40,962	—

						109,736	(2,843)

Goldman Sachs International	USD	1,204,853	GBP	766,300	09/16/2015	—	(8,524)

HSBC Bank	CAD	1,985,700	USD	1,580,003	10/21/2015	62,437	—
	USD	1,477,060	EUR	1,346,000	09/16/2015	2,011	—
	USD	1,208,603	GBP	793,000	09/16/2015	29,410	—
	USD	2,953,368	AUD	3,878,000	10/21/2015	—	(130,420)
	USD	268,496	CAD	347,700	10/21/2015	—	(2,767)

						93,858	(133,187)

JPMorgan Chase Bank	CAD	332,500	USD	264,538	10/21/2015	10,425	—
	CHF	4,920,300	USD	5,336,221	09/16/2015	237,052	—
	EUR	1,749,800	USD	1,916,063	09/16/2015	—	(6,730)
	JPY	404,111,900	USD	3,298,576	08/19/2015	37,456	—
	NZD	3,088,400	USD	2,066,834	10/21/2015	40,672	—
	SEK	11,877,500	USD	1,432,420	09/16/2015	54,528	—
	SGD	242,700	USD	182,593	08/19/2015	5,765	—
	USD	3,064,505	JPY	367,049,500	08/19/2015	—	(102,472)
	USD	8,110,005	CHF	7,638,400	09/16/2015	—	(193,924)
	USD	4,036,735	EUR	3,674,700	09/16/2015	1,261	—
	USD	3,064,327	GBP	2,009,300	09/16/2015	72,546	—
	USD	123,316	NOK	963,800	09/16/2015	—	(5,437)
	USD	3,768,485	SEK	31,772,100	09/16/2015	—	(82,649)
	USD	206,679	CAD	267,100	10/21/2015	—	(2,549)

						459,705	(393,761)

State Street Bank And Trust Co.	CAD	1,575,600	USD	1,253,501	10/21/2015	49,353	—
	CHF	8,871,000	USD	9,419,817	09/16/2015	226,328	—
	EUR	2,225,500	USD	2,442,342	09/16/2015	—	(3,181)
	GBP	1,112,100	USD	1,718,491	09/16/2015	—	(17,694)
	JPY	504,410,100	USD	4,211,570	08/19/2015	141,060	—
	USD	2,548,708	JPY	305,392,000	08/19/2015	—	(84,242)
	USD	7,144,106	CHF	6,658,100	09/16/2015	—	(243,963)
	USD	1,217,421	EUR	1,081,800	09/16/2015	—	(28,670)
	USD	1,868,628	SEK	15,704,000	09/16/2015	—	(46,829)
	USD	2,637,410	ILS	9,937,100	10/21/2015	—	(2,233)

						416,741	(426,812)

UBS AG	CAD	5,068,200	USD	4,031,564	10/21/2015	158,207	—
	USD	2,178,738	CHF	2,051,500	09/16/2015	—	(52,660)
	USD	6,384,078	GBP	4,189,000	09/16/2015	155,692	—
	USD	2,508,171	AUD	3,293,400	10/21/2015	—	(110,776)

						313,899	(163,436)

Westpac Banking Corp.	CAD	2,325,500	USD	1,850,135	10/21/2015	72,879	—
	GBP	1,127,600	USD	1,719,094	09/16/2015	—	(41,289)

						72,879	(41,289)

Net Unrealized Appreciation (Depreciation)						$1,912,515	$(1,829,574)

242

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Switzerland Franc
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$62,344,912	$—	$1,286,877	$63,631,789
Other Countries	309,731,488	—	—	309,731,488
Repurchase Agreements	—	5,093,000	—	5,093,000

Total Investments at Value	$372,076,400	$5,093,000	$1,286,877	$378,456,277

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,912,515	$—	$1,912,515

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,829,574	$—	$1,829,574

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $292,249,457 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

243

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	8.2%
Diversified Banking Institutions	6.0
Banks-Commercial	4.1
Insurance-Multi-line	3.4
Oil Companies-Integrated	3.1
Repurchase Agreements	2.5
Banks-Super Regional	2.5
Computers	2.3
Tobacco	1.9
Telephone-Integrated	1.8
Oil Refining & Marketing	1.6
Building-Residential/Commercial	1.5
E-Commerce/Products	1.5
Medical-Biomedical/Gene	1.5
Auto-Cars/Light Trucks	1.5
Applications Software	1.4
Oil Companies-Exploration & Production	1.4
Multimedia	1.2
Computer Services	1.2
Electronic Components-Semiconductors	1.1
Web Portals/ISP	1.1
Medical Products	1.1
Insurance-Life/Health	1.1
Food-Misc./Diversified	1.1
Medical-Generic Drugs	1.1
Chemicals-Diversified	1.1
Food-Retail	1.0
Diversified Manufacturing Operations	1.0
Real Estate Operations & Development	1.0
Electric-Integrated	0.9
Cosmetics & Toiletries	0.9
Internet Content-Entertainment	0.9
Auto/Truck Parts & Equipment-Original	0.9
Airlines	0.9
Retail-Apparel/Shoe	0.9
Cellular Telecom	0.8
Tools-Hand Held	0.8
Aerospace/Defense	0.8
Medical-Hospitals	0.7
Banks-Fiduciary	0.7
Medical Instruments	0.7
Semiconductor Equipment	0.7
Agricultural Chemicals	0.7
Retail-Drug Store	0.7
Networking Products	0.7
Building & Construction-Misc.	0.7
Cable/Satellite TV	0.7
Commercial Services-Finance	0.7
Human Resources	0.7
Real Estate Investment Trusts	0.7
Machinery-General Industrial	0.7
Chemicals-Specialty	0.6
Brewery	0.6
Retail-Building Products	0.5
Instruments-Controls	0.5
Medical-HMO	0.5
Metal-Diversified	0.5
Auto-Heavy Duty Trucks	0.4
Real Estate Management/Services	0.4
Internet Infrastructure Software	0.4
Semiconductor Components-Integrated Circuits	0.4

Oil-Field Services	0.4%
Transport-Rail	0.4
Finance-Consumer Loans	0.4
Import/Export	0.4
Medical-Wholesale Drug Distribution	0.4
Gas-Distribution	0.4
Retail-Regional Department Stores	0.4
Electric-Distribution	0.4
Beverages-Non-alcoholic	0.4
Lighting Products & Systems	0.4
Television	0.4
Publishing-Periodicals	0.4
Soap & Cleaning Preparation	0.4
Telecommunication Equipment	0.4
Finance-Leasing Companies	0.4
Photo Equipment & Supplies	0.4
Entertainment Software	0.4
Leisure Products	0.4
Computer Data Security	0.4
Beverages-Wine/Spirits	0.4
Building Products-Cement	0.3
Retail-Jewelry	0.3
Machinery-Electrical	0.3
Textile-Home Furnishings	0.3
Casino Hotels	0.3
Industrial Automated/Robotic	0.3
Finance-Other Services	0.3
Oil Field Machinery & Equipment	0.3
Non-Hazardous Waste Disposal	0.3
Private Equity	0.3
Rubber-Tires	0.3
Transport-Services	0.3
Home Furnishings	0.3
Broadcast Services/Program	0.3
Insurance-Reinsurance	0.3
Resorts/Theme Parks	0.3
Paper & Related Products	0.3
Dialysis Centers	0.3
Electronic Components-Misc.	0.3
Motorcycle/Motor Scooter	0.3
Retail-Consumer Electronics	0.3
Audio/Video Products	0.3
Advertising Sales	0.3
Retail-Restaurants	0.3
Insurance-Property/Casualty	0.3
Advertising Services	0.3
Athletic Footwear	0.3
Athletic Equipment	0.3
Data Processing/Management	0.3
Investment Companies	0.3
Electronic Connectors	0.3
Steel-Specialty	0.3
Diversified Financial Services	0.3
Computers-Memory Devices	0.2
Engineering/R&D Services	0.2
Steel-Producers	0.2
Batteries/Battery Systems	0.2

99.7%

244

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited) — (continued)

Country Allocation*

United States	55.6%
Japan	8.1
United Kingdom	6.7
Switzerland	4.3
France	4.1
Germany	3.0
Ireland	3.0
Netherlands	2.3
Canada	1.7
Belgium	1.6
Italy	1.6
Spain	1.0
Singapore	0.7
Norway	0.7
Denmark	0.6
Australia	0.6
Cayman Islands	0.6
Jersey	0.4
Israel	0.4
China	0.3
Austria	0.3
India	0.3
Finland	0.3
Russia	0.3
South Korea	0.3
Hong Kong	0.3
Sweden	0.3
Luxembourg	0.3

99.7%

*	Calculated as a percentage of net assets

245

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.2%
Australia — 0.6%
Echo Entertainment Group, Ltd.	552,696	$2,028,045
Lend Lease Group	142,332	1,621,945

		3,649,990

Austria — 0.3%
OMV AG	76,508	2,035,505

Belgium — 1.6%
Ageas	52,859	2,176,676
Anheuser-Busch InBev NV	29,015	3,452,653
bpost SA	68,026	1,924,146
Delhaize Group SA	21,575	1,945,102

		9,498,577

Canada — 1.7%
Brookfield Asset Management, Inc., Class A	60,066	2,097,040
Canadian Imperial Bank of Commerce	33,287	2,378,715
Loblaw Cos., Ltd.	34,333	1,872,256
Magna International, Inc.	31,054	1,687,271
Suncor Energy, Inc.	72,841	2,051,812

		10,087,094

Cayman Islands — 0.6%
Cheung Kong Property Holdings, Ltd.†	231,000	1,924,926
CK Hutchison Holdings, Ltd.	107,000	1,588,651

		3,513,577

China — 0.3%
China Construction Bank Corp.	2,526,000	2,059,301

Denmark — 0.6%
Danske Bank A/S†	57,749	1,803,475
Pandora A/S	18,702	2,102,817

		3,906,292

Finland — 0.3%
UPM-Kymmene Oyj†	101,606	1,874,693

France — 4.1%
AXA SA	118,440	3,121,843
BNP Paribas SA	45,699	2,976,707
Cap Gemini SA	20,321	1,942,743
Credit Agricole SA	142,985	2,252,643
Orange SA	151,779	2,489,536
Publicis Groupe SA	23,098	1,748,828
Renault SA	21,870	2,012,290
Sanofi	40,215	4,326,957
Teleperformance	24,244	1,799,917
Valeo SA	13,729	1,831,963

		24,503,427

Germany — 3.0%
Bayer AG†	28,275	4,170,423
Continental AG	8,722	1,949,793
Fresenius Medical Care AG & Co. KGaA†	22,811	1,862,130
HeidelbergCement AG†	28,008	2,136,268
Henkel AG & Co. KGaA	19,171	2,273,893
Merck KGaA†	17,842	1,814,888
OSRAM Licht AG	40,398	2,299,992
Volkswagen AG	8,735	1,749,803

		18,257,190

Security Description	Shares	Value (Note 3)
Hong Kong — 0.3%
China Overseas Land & Investment, Ltd.	538,000	$1,693,330

India — 0.3%
HDFC Bank, Ltd. ADR	32,322	2,019,155

Ireland — 3.0%
Accenture PLC, Class A†	28,302	2,918,219
Allergan plc†	12,704	4,206,930
Eaton Corp. PLC	33,950	2,056,691
Ingersoll-Rand PLC	37,653	2,311,894
Mallinckrodt PLC†	18,226	2,259,295
Ryanair Holdings PLC ADR	32,227	2,388,343
XL Group PLC	50,395	1,916,018

		18,057,390

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	30,835	2,128,232

Italy — 1.6%
Enel SpA	427,572	2,012,625
Intesa Sanpaolo SpA	855,987	3,292,189
Mediobanca SpA	177,965	1,937,889
Telecom Italia SpA	1,630,824	2,158,219

		9,400,922

Japan — 8.1%
FUJIFILM Holdings Corp.	55,700	2,210,967
Hitachi Chemical Co., Ltd.	89,300	1,581,583
Japan Aviation Electronics Industry, Ltd.	71,000	1,582,870
Japan Tobacco, Inc.†	51,300	1,992,436
JFE Holdings, Inc.	74,100	1,390,403
KDDI Corp.	93,900	2,386,993
Mitsubishi Corp.	114,500	2,475,513
Mitsubishi Electric Corp.	192,000	2,065,857
Mitsubishi UFJ Financial Group, Inc.	478,700	3,476,258
Nippon Telegraph & Telephone Corp.	55,500	2,133,169
ORIX Corp.†	149,200	2,230,747
Rohm Co., Ltd.	26,800	1,552,620
Sekisui House, Ltd.†	127,200	1,892,066
Sompo Japan Nipponkoa Holdings, Inc.	49,700	1,753,245
Sony Corp.	63,500	1,810,187
Sumitomo Electric Industries, Ltd.	119,900	1,789,285
Sumitomo Heavy Industries, Ltd.†	328,000	1,656,739
Sumitomo Mitsui Financial Group, Inc.	87,100	3,896,255
Toyota Motor Corp.	69,900	4,654,736
West Japan Railway Co.	35,000	2,515,956
Yamaha Corp.†	91,600	2,158,903
Yamaha Motor Co., Ltd.	81,100	1,844,029

		49,050,817

Jersey — 0.4%
Shire PLC	30,701	2,723,233

Luxembourg — 0.3%
APERAM†	42,476	1,567,183

Netherlands — 2.3%
ING Groep NV CVA	196,177	3,337,344
LyondellBasell Industries NV, Class A	23,376	2,193,370
NN Group NV	76,245	2,352,566
NXP Semiconductor NV†	26,379	2,558,499
Unilever NV CVA	74,233	3,327,094

		13,768,873

246

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Norway — 0.7%
Statoil ASA	132,291	$2,238,199
Yara International ASA	34,964	1,740,399

		3,978,598

Russia — 0.3%
Lukoil OAO ADR	45,786	1,872,647

Singapore — 0.7%
Avago Technologies, Ltd.	15,960	1,997,234
DBS Group Holdings, Ltd.	143,000	2,103,539

		4,100,773

South Korea — 0.3%
Samsung Electronics Co., Ltd.	1,711	1,732,714

Spain — 1.0%
Ferrovial SA	103,112	2,507,196
Iberdrola SA	259,000	1,827,287
Mapfre SA	551,733	1,772,983

		6,107,466

Sweden — 0.3%
Trelleborg AB, Class B	92,580	1,600,102

Switzerland — 4.3%
ACE, Ltd.	23,285	2,532,709
Actelion, Ltd.†	10,576	1,564,018
Adecco SA	25,371	2,117,532
Lonza Group AG†	13,248	1,920,775
Novartis AG	58,539	6,082,289
Roche Holding AG	19,131	5,525,677
TE Connectivity, Ltd.	30,281	1,844,718
UBS Group AG	179,310	4,128,788

		25,716,506

United Kingdom — 6.7%
3i Group PLC	225,741	1,951,246
Barclays PLC	755,098	3,407,297
Barratt Developments PLC	248,223	2,461,499
British Land Co. PLC†	164,272	2,157,464
BT Group PLC	263,912	1,914,177
Direct Line Insurance Group	331,629	1,894,955
Imperial Tobacco Group PLC	48,653	2,556,693
Investec PLC	167,081	1,527,699
ITV PLC†	524,174	2,297,745
Lloyds Banking Group PLC†	2,065,044	2,683,098
Persimmon PLC	76,522	2,446,178
Prudential PLC†	86,246	2,030,393
Rio Tinto PLC	71,603	2,780,377
Royal Dutch Shell PLC, Class A	194,204	5,580,331
Vodafone Group PLC	1,242,688	4,693,449

		40,382,601

United States — 53.1%
Abbott Laboratories	64,612	3,275,182
Aetna, Inc.	24,936	2,817,020
Altria Group, Inc.	81,254	4,418,593
AMAG Pharmaceuticals, Inc.†	23,578	1,506,634
Amazon.com, Inc.†	13,268	7,113,638
Anadarko Petroleum Corp.	37,158	2,762,697
Apple, Inc.	97,072	11,774,834
Ashland, Inc.	16,990	1,942,297
AvalonBay Communities, Inc.	9,700	1,671,698
Bank of America Corp.	375,299	6,710,346

Security Description	Shares	Value (Note 3)
United States (continued)
Best Buy Co., Inc.	56,973	$1,839,658
Boston Scientific Corp.†	143,466	2,487,700
Broadcom Corp., Class A	38,469	1,946,916
Broadridge Financial Solutions, Inc.	30,612	1,661,313
Cameron International Corp.†	39,363	1,986,257
Capital One Financial Corp.	29,847	2,426,561
Celgene Corp.†	24,018	3,152,362
Cisco Systems, Inc.	146,037	4,150,372
Citigroup, Inc.	111,599	6,524,078
Cognizant Technology Solutions Corp., Class A†	38,873	2,452,886
Comcast Corp., Class A	65,568	4,092,099
ConAgra Foods, Inc.	58,768	2,589,318
Constellation Brands, Inc., Class A	17,537	2,104,791
Cooper Cos., Inc.	14,002	2,478,354
CVS Health Corp.	37,552	4,223,473
Darden Restaurants, Inc.	23,967	1,767,806
Delta Air Lines, Inc.	63,490	2,815,147
Devon Energy Corp.	45,350	2,241,197
Dow Chemical Co.	45,738	2,152,430
Dr Pepper Snapple Group, Inc.	30,020	2,408,204
East West Bancorp, Inc.	46,310	2,072,836
eBay, Inc.†	60,547	1,702,582
Electronic Arts, Inc.†	30,288	2,167,106
Eli Lilly & Co.	25,033	2,115,539
Energizer Holdings, Inc.	35,950	1,384,435
Estee Lauder Cos., Inc., Class A	23,703	2,112,174
Exxon Mobil Corp.	42,564	3,371,494
F5 Networks, Inc.†	19,104	2,562,611
Facebook, Inc., Class A†	57,311	5,387,807
Fluor Corp.	31,989	1,495,486
Foot Locker, Inc.	29,980	2,115,089
Fortinet, Inc.†	44,212	2,110,681
Gilead Sciences, Inc.	35,149	4,142,661
Google, Inc., Class C†	11,018	6,892,971
Halliburton Co.	61,158	2,555,793
Hartford Financial Services Group, Inc.	51,935	2,469,509
HCA Holdings, Inc.†	22,379	2,081,471
Hewlett-Packard Co.	61,557	1,878,720
Hill-Rom Holdings, Inc.	41,781	2,340,989
Honeywell International, Inc.	29,251	3,072,818
Jarden Corp.†	30,818	1,694,990
Johnson & Johnson	69,582	6,972,812
Jones Lang LaSalle, Inc.	14,702	2,617,544
Juniper Networks, Inc.	79,914	2,271,156
Kroger Co.	56,782	2,228,126
Lam Research Corp.	26,958	2,072,261
Leggett & Platt, Inc.	40,113	1,917,803
Lowe’s Cos., Inc.	45,130	3,130,217
Macy’s, Inc.	35,451	2,448,246
Marathon Oil Corp.	79,491	1,670,106
Marathon Petroleum Corp.	40,960	2,239,283
Marriott Vacations Worldwide Corp.	22,629	1,891,784
McCormick & Co., Inc.	21,521	1,764,937
McKesson Corp.	11,171	2,463,987
Merck & Co., Inc.	34,884	2,056,761
MetLife, Inc.	51,956	2,896,027
Microsoft Corp.	186,207	8,695,867
Mohawk Industries, Inc.†	10,189	2,054,001
Morgan Stanley	88,460	3,435,786
Mosaic Co.	58,431	2,509,027
Murphy USA, Inc.†	33,114	1,813,323

247

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
NASDAQ OMX Group, Inc.	39,392	$2,010,174
NextEra Energy, Inc.	19,847	2,087,904
NIKE, Inc., Class B	14,977	1,725,650
Northern Trust Corp.	25,705	1,966,175
Northrop Grumman Corp.	13,575	2,348,611
Occidental Petroleum Corp.	40,581	2,848,786
PACCAR, Inc.	40,761	2,642,943
PayPal Holdings, Inc.†	50,362	1,949,009
Pfizer, Inc.	184,299	6,645,822
PG&E Corp.	46,509	2,442,188
Phillips 66	40,044	3,183,498
Pinnacle Foods, Inc.	51,210	2,301,889
PNC Financial Services Group, Inc.	31,460	3,088,743
Principal Financial Group, Inc.	43,733	2,427,619
PulteGroup, Inc.	113,123	2,343,909
Raytheon Co.	19,857	2,166,200
Reinsurance Group of America, Inc.	19,719	1,903,278
Republic Services, Inc.	46,000	1,956,380
Reynolds American, Inc.	37,627	3,228,020
Robert Half International, Inc.	31,325	1,723,815
Rockwell Automation, Inc.	17,279	2,017,842
Ross Stores, Inc.	51,816	2,754,539
Santander Consumer USA Holdings, Inc.†	103,310	2,498,036
Snap-on, Inc.	14,307	2,357,794
St. Jude Medical, Inc.	24,387	1,800,248
Stanley Black & Decker, Inc.	21,616	2,280,272
Starz, Class A†	47,303	1,913,406
State Street Corp.	31,687	2,425,957
SunTrust Banks, Inc.	56,099	2,487,430
Teradyne, Inc.	113,969	2,195,043
Time Warner, Inc.	34,867	3,069,691
Time, Inc.	102,699	2,292,242
UGI Corp.	67,071	2,450,774

Security Description	Shares/ Principal Amount	Value (Note 3)
Universal Health Services, Inc., Class B	17,489	$2,539,927
Valero Energy Corp.	38,705	2,539,048
Voya Financial, Inc.	43,032	2,020,352
Wabtec Corp.	21,063	2,131,365
Walt Disney Co.	35,754	4,290,480
Wells Fargo & Co.	120,902	6,996,599
Western Digital Corp.	17,453	1,502,005
Western Union Co.	104,758	2,120,302
Zimmer Holdings, Inc.	19,600	2,039,772

		320,084,414

Total Long-Term Investment Securities (cost $526,071,534)		585,370,602

REPURCHASE AGREEMENTS — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $15,064,000 and collateralized by $13,890,000 of United States Treasury Notes, bearing interest at 3.63%, due 08/15/2019 and having an approximate value of $15,368,827 (cost $15,064,000)	$15,064,000	15,064,000

TOTAL INVESTMENTS (cost $541,135,534)(1)	99.7%	600,434,602
Other assets less liabilities	0.3	1,925,565

NET ASSETS	100.0%	$602,360,167

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$585,370,602	$—	$—	$585,370,602
Repurchase Agreements	—	15,064,000	—	15,064,000

Total Investments at Value	$585,370,602	$15,064,000	$—	$600,434,602

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $170,100,509 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing proceudres for foreign equity securities. There were no additional transfers between Levels during reporting period.

See Notes to Financial Statements

248

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	15.1%
Tobacco	9.4
Soap & Cleaning Preparation	4.8
Food-Misc./Diversified	4.7
Cosmetics & Toiletries	4.2
Diversified Banking Institutions	4.0
Banks-Commercial	3.8
Beverages-Wine/Spirits	3.5
Insurance-Property/Casualty	3.0
Building Products-Cement	3.0
Insurance-Life/Health	2.9
Telephone-Integrated	2.8
Oil Companies-Exploration & Production	2.6
Chemicals-Diversified	2.5
Auto-Cars/Light Trucks	2.5
Insurance-Multi-line	2.1
Rubber-Tires	1.9
Distribution/Wholesale	1.6
Machinery-Electrical	1.6
Auto/Truck Parts & Equipment-Original	1.5
Commercial Services	1.4
Advertising Services	1.4
Enterprise Software/Service	1.3
Electronic Components-Misc.	1.3
Commercial Services-Finance	1.3
Oil Companies-Integrated	1.2
Aerospace/Defense	1.2
Real Estate Management/Services	1.2
Diversified Manufacturing Operations	1.2
Machinery-Pumps	1.1
Cellular Telecom	1.0
Retail-Convenience Store	1.0
Gold Mining	0.8
Retail-Building Products	0.7
Diversified Operations/Commercial Services	0.7
Metal-Diversified	0.7
Electronic Measurement Instruments	0.6
Building-Residential/Commercial	0.5
Steel Pipe & Tube	0.5
Electronic Components-Semiconductors	0.4
Engineering/R&D Services	0.4

97.4%

Country Allocation*

United Kingdom	31.1%
Japan	19.0
Switzerland	15.8
Germany	7.8
France	6.9
Netherlands	6.1
Jersey	3.0
Ireland	1.6
Belgium	1.5
Canada	1.4
Sweden	1.1
Australia	0.9
China	0.8
Italy	0.4

97.4%

*	Calculated as a percentage of net assets

249

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.4%
Australia — 0.9%
Santos, Ltd.	315,853	$1,708,458
WorleyParsons, Ltd.	184,964	1,243,834

		2,952,292

Belgium — 1.5%
Anheuser-Busch InBev NV VVPR†(1)	10,360	0
KBC Groep NV	71,662	4,994,482

		4,994,482

Canada — 1.4%
Barrick Gold Corp.	404,919	2,863,861
Turquoise Hill Resources, Ltd.	579,227	1,970,838

		4,834,699

China — 0.8%
China Petroleum & Chemical Corp., Class H	3,712,000	2,810,707

France — 6.9%
AXA SA	105,970	2,793,159
Pernod Ricard SA	34,297	4,107,554
Publicis Groupe SA	62,240	4,712,402
Sanofi	94,841	10,204,475
Vallourec SA	93,532	1,537,228

		23,354,818

Germany — 7.8%
BASF SE	38,699	3,338,469
Bayer AG	50,180	7,401,302
Continental AG	29,097	6,504,603
HeidelbergCement AG	60,808	4,638,039
SAP SE	62,086	4,449,817

		26,332,230

Ireland — 1.6%
CRH PLC	186,969	5,526,694

Italy — 0.4%
Eni SpA	79,793	1,398,618

Japan — 19.0%
Hitachi, Ltd.	820,000	5,322,209
Hoya Corp.	61,000	2,583,031
Inpex Corp.	349,900	3,812,805
Japan Tobacco, Inc.	223,800	8,692,148
Keyence Corp.	4,100	2,067,616
Kyocera Corp.	34,000	1,754,387
Lawson, Inc.	43,400	3,232,194
Mitsubishi Estate Co., Ltd.	183,000	4,067,979
MS&AD Insurance Group Holdings, Inc.	69,900	2,203,569
NGK Spark Plug Co., Ltd.	194,800	5,163,336
Nitto Denko Corp.	15,400	1,166,789
NTT DOCOMO, Inc.	154,600	3,261,401
Sekisui House, Ltd.	109,300	1,625,808
Sompo Japan Nipponkoa Holdings, Inc.	155,400	5,481,977
Sumco Corp.	130,500	1,305,684
Sumitomo Mitsui Financial Group, Inc.	73,800	3,301,305
Sumitomo Mitsui Trust Holdings, Inc.	119,000	552,872
Toyota Motor Corp.	127,800	8,510,376

		64,105,486

Security Description	Shares	Value (Note 3)

Jersey — 3.0%
Experian PLC	228,299	$4,281,845
Glencore PLC	123,264	400,391
Wolseley PLC	82,924	5,511,449

		10,193,685

Netherlands — 6.1%
Akzo Nobel NV	56,846	4,071,135
RELX NV	130,038	2,166,493
Unilever NV CVA	318,318	14,266,888

		20,504,516

Sweden — 1.1%
Nordea Bank AB	300,806	3,748,416

Switzerland — 15.8%
Credit Suisse Group AG	255,866	7,541,202
Nestle SA	207,842	15,744,628
Novartis AG	118,166	12,277,622
Roche Holding AG	34,635	10,003,755
Swisscom AG	6,149	3,576,258
Zurich Insurance Group AG	13,967	4,253,843

		53,397,308

United Kingdom — 31.1%
Admiral Group PLC	112,490	2,601,674
Aggreko PLC	25,331	474,698
Aviva PLC	286,276	2,324,729
BG Group PLC	189,187	3,227,726
British American Tobacco PLC	283,527	16,829,695
BT Group PLC	845,708	6,133,994
Bunzl PLC	83,408	2,388,862
Diageo PLC	280,451	7,837,411
GlaxoSmithKline PLC	507,821	11,070,826
Imperial Tobacco Group PLC	116,337	6,113,457
Lloyds Banking Group PLC	4,577,883	5,948,014
Meggitt PLC	577,431	4,188,608
Prudential PLC	309,294	7,281,364
Reckitt Benckiser Group PLC	168,810	16,210,134
RELX PLC	123,093	2,149,112
Smiths Group PLC	224,879	3,964,850
Travis Perkins PLC	71,305	2,502,114
Weir Group PLC	152,765	3,666,753

		104,914,021

Total Long-Term Investment Securities (cost $311,723,768)		329,067,972

TOTAL INVESTMENTS (cost $311,723,768)(2)	97.4%	329,067,972
Other assets less liabilities	2.6	8,752,380

NET ASSETS	100.0%	$337,820,352

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

VVPR — Reduced tax rate shares

250

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Commonwealth Bank of Australia	JPY	3,300,000,000	USD	26,919,613	08/13/2015	$290,630	$—

JPY	—Japanese Yen
USD	—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Belgium	$4,994,482	$—	$0	$4,994,482
Other Countries	324,073,490	—	—	324,073,490

Total Investments at Value	$329,067,972	$—	$0	$329,067,972

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$290,630	$—	$290,630

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portofolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $310,780,068 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

251

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Banks-Commercial	18.9%
Electronic Components-Semiconductors	6.4
Semiconductor Components-Integrated Circuits	5.4
Cellular Telecom	5.1
Oil Companies-Integrated	4.8
Oil Refining & Marketing	3.5
Auto-Cars/Light Trucks	3.3
Diversified Financial Services	2.9
Electric-Generation	1.9
Electronic Components-Misc.	1.5
Home Furnishings	1.5
Real Estate Operations & Development	1.5
Time Deposits	1.4
Metal Processors & Fabrication	1.4
Retail-Apparel/Shoe	1.4
Airlines	1.4
Tobacco	1.3
Public Thoroughfares	1.3
Oil Companies-Exploration & Production	1.2
Metal-Diversified	1.2
Telecom Services	1.2
Entertainment Software	1.2
Internet Application Software	1.2
Athletic Footwear	1.2
Steel-Producers	1.1
Computer Services	1.0
Insurance-Life/Health	1.0
Computers	0.9
Appliances	0.9
Banks-Special Purpose	0.9
Insurance-Property/Casualty	0.9
Medical-Hospitals	0.8
Electric-Integrated	0.8
Multimedia	0.8
Medical-Wholesale Drug Distribution	0.8
Food-Meat Products	0.8
Computers-Periphery Equipment	0.7
Diversified Operations	0.7
Rubber-Tires	0.6
Building-Residential/Commercial	0.6
Non-Ferrous Metals	0.6
Metal-Iron	0.6
Internet Content-Entertainment	0.5
Medical-Drugs	0.5
Auto/Truck Parts & Equipment-Original	0.5
Retail-Convenience Store	0.5
Closed-End Funds	0.5
Food-Canned	0.5
Machinery-General Industrial	0.4
Audio/Video Products	0.4
Engineering/R&D Services	0.4
Finance-Investment Banker/Broker	0.4
Advertising Services	0.4
Circuit Boards	0.4
Semiconductor Equipment	0.4
Transport-Marine	0.4
Airport Development/Maintenance	0.3
Retail-Consumer Electronics	0.3
Travel Services	0.3
Paper & Related Products	0.3
Telecommunication Equipment	0.3

Beverages-Non-alcoholic	0.3%
Auto/Truck Parts & Equipment-Replacement	0.3
Transport-Services	0.3
Finance-Other Services	0.2
Satellite Telecom	0.2
Retail-Drug Store	0.2
Electric Products-Misc.	0.2
Miscellaneous Manufacturing	0.2
Wire & Cable Products	0.2
Textile-Products	0.2
Machinery-Construction & Mining	0.2
Building & Construction Products-Misc.	0.2
Retail-Misc./Diversified	0.2
Cosmetics & Toiletries	0.2
Steel-Specialty	0.2
Music	0.1
Chemicals-Specialty	0.1
Lottery Services	0.1
Wireless Equipment	0.1
Television	0.1

98.1%

Country Allocation*

South Korea	19.1%
China	15.3
Taiwan	15.2
Hong Kong	6.9
India	6.7
Russia	6.5
Cayman Islands	5.9
Turkey	5.3
Brazil	4.4
Thailand	4.0
South Africa	3.1
United States	1.5
Bermuda	1.4
United Arab Emirates	0.7
Indonesia	0.6
Egypt	0.5
United Kingdom	0.5
Poland	0.3
Qatar	0.2

98.1%

*	Calculated as a percentage of net assets

252

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 96.2%
Bermuda — 1.4%
GOME Electrical Appliances Holding, Ltd.	7,257,000	$1,263,748
Huabao International Holdings, Ltd.	964,000	467,557
REXLot Holdings, Ltd.(2)(3)	9,450,000	385,202
Shenzhen International Holdings, Ltd.	1,263,250	2,089,040
Skyworth Digital Holdings, Ltd.	2,116,000	1,626,789

		5,832,336

Brazil — 4.4%
Banco do Brasil SA	683,490	4,401,628
Itau Unibanco Holding SA ADR	830,764	7,211,032
JBS SA	704,675	3,171,495
Petroleo Brasileiro SA ADR (Preference Shares)†	265,140	1,630,611
Smiles SA	99,175	1,602,059

		18,016,825

Cayman Islands — 6.3%
ANTA Sports Products, Ltd.	1,040,000	2,675,025
Belle International Holdings, Ltd.	2,871,000	2,992,361
China Lesso Group Holdings, Ltd.	1,086,000	862,939
Geely Automobile Holdings, Ltd.	5,915,000	2,487,378
Jiangnan Group, Ltd.	3,434,000	890,360
Lee & Man Paper Manufacturing, Ltd.	2,007,000	1,229,732
NetEase, Inc. ADR	34,550	4,789,666
TCL Communication Technology Holdings, Ltd.	729,000	566,100
Tencent Holdings, Ltd.	256,100	4,770,306
Universal Health International Group Holding, Ltd.	2,192,000	935,918
Xinyi Glass Holdings ,Ltd.	2,262,000	1,181,727
Yeong Guan Energy Technology Group Co., Ltd.	183,000	1,101,310
Zhen Ding Technology Holding, Ltd.	492,000	1,525,642

		26,008,464

China — 15.1%
Bank of China, Ltd.†	16,168,000	8,821,981
China CITIC Bank Corp., Ltd.†	6,847,000	4,893,048
China Construction Bank Corp.	12,738,000	10,384,552
China Everbright Bank Co., Ltd.	4,246,000	2,355,146
China Merchants Bank Co., Ltd.	2,507,500	6,485,221
China Southern Airlines Co., Ltd.	1,366,000	1,355,022
China Telecom Corp., Ltd.	8,600,000	4,814,571
Great Wall Motor Co., Ltd.	698,500	2,315,629
Huadian Power International Corp., Ltd.	3,384,000	3,431,013
Huaneng Power International, Inc.	3,738,000	4,575,883
PICC Property & Casualty Co., Ltd.	1,738,000	3,596,032
Shanghai Electric Group Co., Ltd.	1,010,000	625,363
Shenzhen Expressway Co., Ltd.	1,462,000	1,076,844
Sinopharm Group Co., Ltd.	832,800	3,206,672
Sinotrans, Ltd.	1,731,000	1,060,621
Xinjiang Goldwind Science & Technology Co., Ltd.	471,400	902,387
Zhejiang Expressway Co., Ltd.	1,700,000	1,975,801

		61,875,786

Egypt — 0.5%
Commercial International Bank of Egypt SAE GDR	316,990	2,127,003

Hong Kong — 6.9%
BYD Electronic International Co., Ltd.†	780,000	648,969

Security Description	Shares	Value (Note 3)
Hong Kong (continued)
China Mobile, Ltd.	1,047,500	$13,687,777
China Overseas Land & Investment, Ltd.	1,716,000	5,401,029
CNOOC, Ltd.	3,978,000	4,920,994
Lenovo Group, Ltd.	3,510,000	3,803,258

		28,462,027

India — 6.7%
Dr. Reddy’s Laboratories, Ltd. ADR	33,530	2,157,655
HDFC Bank, Ltd. ADR	102,020	6,373,189
ICICI Bank, Ltd. ADR	149,600	1,506,472
Infosys, Ltd. ADR	77,290	1,306,974
Reliance Industries, Ltd. GDR*	238,710	7,435,816
State Bank of India GDR	51,170	2,141,465
Tata Motors, Ltd. ADR	118,204	3,505,931
Wipro, Ltd. ADR	233,100	2,881,116

		27,308,618

Indonesia — 0.6%
Bank Negara Indonesia Persero Tbk PT	4,741,100	1,668,279
United Tractors Tbk PT	578,700	864,146

		2,532,425

Poland — 0.3%
Polskie Gornictwo Naftowe I Gazownictwo SA	770,520	1,284,847

Qatar — 0.2%
Gulf International Services QSC	50,685	960,457

Russia — 6.5%
Lukoil OAO ADR	136,920	5,600,028
Magnitogorsk Iron & Steel Works OJSC†	4,122,900	1,255,666
MegaFon OAO GDR	96,260	1,193,624
MMC Norilsk Nickel PJSC ADR	312,860	4,836,815
Mobile TeleSystems OJSC ADR	297,005	2,435,441
Moscow Exchange MICEX-RTS OAO	865,285	993,190
Sberbank of Russia ADR	727,780	3,566,122
Severstal OAO GDR	125,410	1,414,625
Surgutneftegas OAO (Preference Shares)†	2,888,285	1,762,356
Tatneft OAO ADR	126,090	3,710,829

		26,768,696

South Africa — 3.1%
Naspers, Ltd., Class N	22,970	3,213,920
Netcare, Ltd.	1,061,380	3,388,798
Steinhoff International Holdings, Ltd.	1,013,796	6,136,350

		12,739,068

South Korea — 19.1%
Amorepacific Corp.	2,265	795,552
BNK Financial Group, Inc.	99,515	1,169,364
Com2uS Corp.†	9,175	975,405
Coway Co., Ltd.	45,320	3,787,802
GS Home Shopping, Inc.	4,650	806,294
GS Retail Co., Ltd.	44,435	1,982,231
Halla Visteon Climate Control Corp.	37,210	1,155,906
Hana Tour Service, Inc.	8,350	1,238,068
Hankook Tire Co., Ltd.	75,070	2,604,659
Hyundai Development Co.	41,620	2,489,766
Hyundai Elevator Co., Ltd.†	19,668	1,339,606
Industrial Bank of Korea	304,950	3,609,415
KB Financial Group, Inc.	62,310	1,959,585
KEPCO Plant Service & Engineering Co., Ltd.	16,120	1,618,681

253

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
South Korea (continued)
KH Vatec Co., Ltd.	47,951	$635,167
Kia Motors Corp.	83,345	3,126,818
Korea Electric Power Corp.	76,835	3,342,222
Korea Zinc Co., Ltd.	5,810	2,442,866
KT&G Corp.	56,900	5,348,887
LG Innotek Co., Ltd.	13,165	918,057
Meritz Securities Co., Ltd.	298,185	1,490,734
NCsoft Corp.	7,445	1,396,554
Partron Co., Ltd.	52,985	366,319
Samsung Electronics Co., Ltd.	18,145	18,375,272
Seah Besteel Corp.	26,175	740,412
SK Holdings Co., Ltd.(4)	23,140	4,093,475
SK Hynix, Inc.	165,960	5,261,818
SK Telecom Co., Ltd.	17,995	3,836,903
Wonik IPS Co., Ltd.†	145,635	1,524,615

		78,432,453

Taiwan — 15.0%
Advanced Semiconductor Engineering, Inc.	3,867,000	4,470,662
Catcher Technology Co., Ltd.	417,000	4,596,424
Cathay Financial Holding Co., Ltd.	2,513,000	4,059,452
Chicony Electronics Co., Ltd.	836,886	2,176,277
Coretronic Corp.	815,000	645,361
Feng TAY Enterprise Co., Ltd.	418,000	2,336,823
Fubon Financial Holding Co., Ltd.	2,777,000	5,066,443
Grape King Bio, Ltd.	179,000	1,201,970
Hota Industrial Manufacturing Co., Ltd.	332,000	980,074
Innolux Corp.	2,707,000	943,161
Inotera Memories, Inc.†	2,155,000	1,300,310
Mega Financial Holding Co., Ltd.	4,311,000	3,686,775
Pegatron Corp.	1,300,000	3,656,462
Pou Chen Corp.	1,632,000	2,315,810
Radiant Opto-Electronics Corp.	410,000	1,220,721
Realtek Semiconductor Corp.	614,240	1,208,188
Shin Zu Shing Co., Ltd.	416,000	1,087,056
Taiwan Paiho, Ltd.	424,000	883,683
Taiwan Semiconductor Manufacturing Co., Ltd.	880,000	3,888,317
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	545,813	12,067,925
Vanguard International Semiconductor Corp.	861,000	1,009,043
Wan Hai Lines, Ltd.	1,772,000	1,484,548
Win Semiconductors Corp.	976,000	1,044,892

		61,330,377

Thailand — 4.0%
Kasikornbank PCL NVDR	822,900	4,155,943
Krung Thai Bank PCL NVDR	6,455,000	3,205,064
PTT PCL NVDR	523,100	4,838,434
RS PCL NVDR	1,397,600	471,881
Samart Corp PCL NVDR	1,675,900	979,530
Supalai PCL NVDR	1,216,900	590,410
Thai Union Frozen Products PCL NVDR	3,584,600	1,922,228

		16,163,490

Turkey — 5.3%
Eregli Demir ve Celik Fabrikalari TAS	2,137,635	3,209,037
Ford Otomotiv Sanayi AS	70,590	840,630

Security Description	Shares/ Principal Amount	Value (Note 3)
Turkey (continued)
KOC Holding AS	632,065	$2,805,528
TAV Havalimanlari Holding AS	172,305	1,311,983
Tofas Turk Otomobil Fabrikasi AS	136,930	896,857
Tupras Turkiye Petrol Rafinerileri AS	105,105	2,730,886
Turk Hava Yollari†	1,013,800	3,303,603
Turkiye Halk Bankasi AS†	427,015	1,864,560
Turkiye Is Bankasi, Class C	2,452,855	4,779,841

		21,742,925

United Arab Emirates — 0.7%
Air Arabia PJSC	2,179,155	955,262
Dubai Islamic Bank PJSC	869,230	1,775,026

		2,730,288

United States — 0.1%
CTC Media, Inc.	121,680	228,758

Total Common Stocks (cost $419,827,519)		394,544,843

REGISTERED INVESTMENT COMPANIES — 0.5%
JPMorgan Indian Investment Trust PLC (cost $1,633,337)	234,770	1,952,298

RIGHTS — 0.0%
South Korea — 0.0%
Meritz Securities Co., Ltd.† Expires 08/21/2015 (Strike Price 3,510.00 KRW) (cost $0)	83,898	113,283

Total Long-Term Investment Securities (cost $421,460,856)		396,610,424

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/03/2015 (cost $5,687,000)	$5,687,000	5,687,000

TOTAL INVESTMENTS — (cost $427,147,856)(1)	98.1%	402,297,424
Other assets less liabilities	1.9	7,945,218

NET ASSETS —	100.0%	$410,242,642

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $7,435,816 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	Illiquid security. At July 31, 2015, the aggregate value of these security was $385,202 representing 0.1% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

KRW — South Korean Won

NVDR — Non-Voting Depository Receipt

254

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2015	Unrealized Appreciation (Depreciation)
138	Long	SGX CNX S&P NIFTY Index	August 2015	$2,319,754	$2,366,148	$46,394

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$5,447,134	$—	$385,202	$5,832,336
Russia	25,775,506	993,190	—	26,768,696
South Korea	74,338,978	4,093,475	—	78,432,453
Other Countries	283,511,358	—	—	283,511,358
Registered Investment Companies	1,952,298	—	—	1,952,298
Rights	—	113,283	—	113,283
Short-Term Investment Securities	—	5,687,000	—	5,687,000

Total Investments at Value	$391,025,274	$10,886,948	$385,202	$402,297,424

Other Financial Instruments:+
Futures Contracts	$46,394	$—	$—	$46,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $232,678,475 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

255

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — July 31, 2015 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.6%
Medical-Drugs	9.1
Oil Companies-Integrated	6.5
Banks-Commercial	5.9
Oil-Field Services	3.9
Auto-Cars/Light Trucks	3.7
Telephone-Integrated	3.3
Telecom Services	2.7
Insurance-Life/Health	2.7
Building Products-Cement	2.7
Cellular Telecom	2.5
Chemicals-Diversified	2.4
Food-Retail	2.2
Diversified Manufacturing Operations	2.1
Repurchase Agreements	2.1
Diversified Financial Services	2.1
Electronic Components-Semiconductors	2.0
Insurance-Reinsurance	1.8
Airlines	1.6
Medical-Generic Drugs	1.6
Medical Instruments	1.6
Finance-Other Services	1.6
Insurance-Multi-line	1.5
Cable/Satellite TV	1.5
Building & Construction Products-Misc.	1.4
Photo Equipment & Supplies	1.4
Miscellaneous Manufacturing	1.4
Retail-Building Products	1.3
Beverages-Non-alcoholic	1.3
Diagnostic Kits	1.1
Retail-Major Department Stores	1.0
Transport-Services	1.0
Rubber-Tires	1.0
Chemicals-Specialty	0.9
Auto/Truck Parts & Equipment-Original	0.9
Electric Products-Misc.	0.9
Oil Companies-Exploration & Production	0.8
Office Automation & Equipment	0.8
Diversified Operations	0.8
Machinery-General Industrial	0.7
Oil & Gas Drilling	0.7
Energy-Alternate Sources	0.7
Steel-Producers	0.7
Aerospace/Defense	0.6
Metal-Diversified	0.5
Electronic Components-Misc.	0.5
Containers-Metal/Glass	0.5
Computers	0.5
Import/Export	0.4
Medical-Wholesale Drug Distribution	0.4
Retail-Drug Store	0.4
Investment Companies	0.3
Real Estate Operations & Development	0.2

99.8%

Country Allocation*

United Kingdom	18.5%
Germany	10.7
France	9.7
Japan	8.5
Netherlands	7.6
South Korea	7.6
Switzerland	5.8
China	4.4
Italy	2.4
United States	2.1
Canada	2.0
Spain	2.0
Jersey	1.9
Singapore	1.8
Israel	1.6
Ireland	1.6
Bermuda	1.6
Sweden	1.6
Belgium	1.5
Hong Kong	1.2
Cayman Islands	1.2
Norway	0.9
Thailand	0.8
Denmark	0.7
Russia	0.5
Portugal	0.5
Taiwan	0.5
Australia	0.3
Brazil	0.3

99.8%

*	Calculated as a percentage of net assets

256

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited)

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.7%
Australia — 0.3%
Qantas Airways, Ltd.	1,591,563	$4,362,572

Belgium — 1.5%
UCB SA	242,260	18,746,742

Bermuda — 1.6%
Kunlun Energy Co., Ltd.	10,778,000	10,288,199
Noble Group, Ltd.	29,286,200	9,713,322

		20,001,521

Brazil — 0.3%
Petroleo Brasileiro SA ADR (Preference Shares)†	538,363	3,310,932

Canada — 2.0%
Bombardier, Inc., Class B	5,719,100	7,127,830
Precision Drilling Corp.	1,804,300	9,174,290
Suncor Energy, Inc.	237,300	6,684,354
Trican Well Service, Ltd.	1,346,700	2,893,472

		25,879,946

Cayman Islands — 1.2%
Cheung Kong Property Holdings, Ltd.	274,284	2,285,612
CK Hutchison Holdings, Ltd.	274,284	4,072,351
GCL-Poly Energy Holdings, Ltd.†	43,857,000	8,881,943

		15,239,906

China — 4.4%
China Life Insurance Co., Ltd.†	3,475,000	12,775,241
China Telecom Corp., Ltd.	28,209,383	15,792,568
CRRC Corp., Ltd., Class H	13,626,290	17,207,974
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	5,046,380
Sinopharm Group Co., Ltd.	1,370,400	5,276,685

		56,098,848

Denmark — 0.7%
FLSmidth & Co. A/S	212,130	9,490,647

France — 9.7%
AXA SA	473,514	12,480,889
BNP Paribas SA	263,970	17,194,278
Cie de Saint-Gobain	386,140	18,305,348
Cie Generale des Etablissements Michelin	124,955	12,241,086
Credit Agricole SA	681,140	10,730,955
Orange SA	314,900	5,165,107
Sanofi	161,528	17,379,704
Technip SA	233,430	13,284,815
Total SA	341,770	16,918,861

		123,701,043

Germany — 10.7%
Bayer AG†	131,090	19,335,127
Commerzbank AG	743,680	9,625,363
Deutsche Boerse AG†	218,670	19,843,963
Deutsche Lufthansa AG†	1,235,470	16,757,168
HeidelbergCement AG†	176,770	13,482,867
LANXESS AG	251,440	14,505,851
Merck KGaA†	126,200	12,837,060
Metro AG	254,270	8,028,500
Muenchener Rueckversicherungs-Gesellschaft AG†	47,060	8,646,679
Siemens AG	122,690	13,129,491

		136,192,069

Security Description	Shares	Value (Note 3)

Hong Kong — 1.2%
China Mobile, Ltd.	1,170,500	$15,295,029

Ireland — 1.6%
CRH PLC	679,845	20,095,820

Israel — 1.6%
Teva Pharmaceutical Industries, Ltd.ADR	300,197	20,719,597

Italy — 2.4%
Eni SpA	689,023	12,077,250
Intesa Sanpaolo SpA	1,688,488	6,494,049
UniCredit SpA	1,748,556	11,589,328

		30,160,627

Japan — 8.5%
Canon, Inc.	314,900	10,092,248
ITOCHU Corp.	445,600	5,468,654
Konica Minolta, Inc.†	1,463,500	18,267,919
Mazda Motor Corp.	165,400	3,250,347
Nissan Motor Co., Ltd.	1,503,700	14,541,368
SoftBank Group Corp.	317,900	17,650,139
Suntory Beverage & Food, Ltd.	382,800	16,184,871
Toshiba Corp.	2,199,000	6,742,405
Toyota Motor Corp.	241,000	16,048,517

		108,246,468

Jersey — 1.9%
Petrofac, Ltd.†	1,787,320	24,562,294

Netherlands — 7.6%
Aegon NV	831,910	6,399,174
Akzo Nobel NV†	232,110	16,623,004
ING Groep NV CVA	1,211,340	20,607,197
Koninklijke Philips NV	229,399	6,377,800
NN Group NV	345,390	10,657,130
QIAGEN NV	479,940	13,454,084
SBM Offshore NV†	839,285	10,235,981
TNT Express NV	1,484,910	12,443,029

		96,797,399

Norway — 0.9%
Telenor ASA†	524,000	11,495,547

Portugal — 0.5%
Galp Energia SGPS SA	528,450	6,122,909

Russia — 0.5%
MMC Norilsk Nickel PJSC (LSE) ADR	383,808	5,933,672
MMC Norilsk Nickel PJSC (OTC) ADR	58,381	902,570

		6,836,242

Singapore — 1.8%
DBS Group Holdings, Ltd.	1,072,950	15,783,162
Singapore Telecommunications, Ltd.	2,426,000	7,226,665

		23,009,827

South Korea — 7.6%
Hana Financial Group, Inc.	657,531	16,379,976
Hyundai Mobis Co., Ltd.	62,336	11,373,530
Hyundai Motor Co.	103,649	13,198,052
KB Financial Group, Inc. ADR	318,766	10,037,941
LG Electronics, Inc.	317,213	11,006,151
POSCO	52,741	8,856,648
Samsung Electronics Co., Ltd. GDR*	49,813	25,255,191

		96,107,489

257

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2015 — (unaudited) — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Spain — 2.0%
Repsol SA	380,842	$6,399,377
Telefonica SA	959,112	14,683,634
Telefonica SA ADR	289,939	4,430,268

		25,513,279

Sweden — 1.6%
Getinge AB, Class B	809,180	19,857,235

Switzerland — 5.8%
Credit Suisse Group AG	753,656	22,212,691
Lonza Group AG	81,236	11,778,085
Novartis AG	86,270	8,963,581
Roche Holding AG	58,120	16,787,014
Swiss Re AG	157,215	14,154,719

		73,896,090

Taiwan — 0.5%
Quanta Computer, Inc.	2,952,000	5,703,625

Thailand — 0.8%
Bangkok Bank PCL	2,086,600	9,827,652

United Kingdom — 18.5%
Aviva PLC	1,360,570	11,048,624
BAE Systems PLC	1,071,271	8,033,512
Barclays PLC	5,902,840	26,635,917
BP PLC	2,945,592	18,190,646
GlaxoSmithKline PLC	1,002,377	21,852,466
HSBC Holdings PLC	254,800	2,290,876
HSBC Holdings PLC ADR	348,199	15,693,329
Kingfisher PLC†	2,896,740	16,316,973
Lloyds Banking Group PLC†	11,912,420	15,477,730
Marks & Spencer Group PLC	1,551,140	13,177,525
Rexam PLC	716,133	6,223,616
Royal Dutch Shell PLC ADR	219,575	12,768,286
Sky PLC	1,058,450	18,843,394
Standard Chartered PLC	823,280	12,602,195

Security Description	Shares	Value (Note 3)

United Kingdom — (continued)
Tesco PLC	5,938,470	$20,003,623
Vodafone Group PLC	4,343,483	16,404,695

		235,563,407

Total Long-Term Investment Securities (cost $1,125,910,797)		1,242,834,762

REPURCHASE AGREEMENTS — 2.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 07/31/2015, to be repurchased 08/03/2015 in the amount of $26,514,000, collateralized by $26,675,000 of United States Treasury Notes, bearing interest at 1.38%, due 09/30/2018 and having an approximate value of $27,047,330 (cost $26,514,000)	$26,514,000	26,514,000

TOTAL INVESTMENTS — (cost $1,152,424,797)(1)	99.8%	1,269,348,762
Other assets less liabilities	0.2	2,670,608

NET ASSETS —	100.0%	$1,272,019,370

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2015, the aggregate value of these securities was $25,255,191 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depositary Receipt
LSE	— London Stock Exchange
OTC	— Over The Counter US

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2015 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,242,834,762	$—	$—	$1,242,834,762
Repurchase Agreements	—	26,514,000	—	26,514,000

Total Investments at Value	$1,242,834,762	$26,514,000	$—	$1,269,348,762

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $1,022,972,985 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

258

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2015 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond
ASSETS:
Investments at value (unaffiliated)*	$277,842,307	$1,783,350,090	$481,213,918	$489,319,055	$2,039,151,727
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	5,448,000	—	—	19,930,000	—

Total investments	283,290,307	1,783,350,090	481,213,918	509,249,055	2,039,151,727

Cash	327	252,717	—	1,449	51,362,944
Foreign cash*	—	—	526,935	—	446
Due from broker	—	78,750	6,181,006	—	382,661
Receivable for:
Fund shares sold	88,123	637,408	139,057	165,866	589,482
Dividends and interest	96,610	23,305,935	2,916,652	8,395,971	10,740,889
Investments sold	—	238,502	532,193	1,673,519	44,370,232
Written options	—	—	—	—	—
Payments on swap contracts	—	—	26,290	—	—
Prepaid expenses and other assets	4,035	4,158	3,421	3,418	4,883
Due from investment adviser for expense reimbursements/fee waivers	35,326	—	—	—	171,931
Variation margin on futures contracts	—	58,593	390,133	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	2,438,467	—	—
Swap premiums paid	—	—	964,839	—	—
Unrealized appreciation on swap contracts	—	—	2,741,442	—	29,801

Total assets	283,514,728	1,807,926,153	498,074,353	519,489,278	2,146,804,996

LIABILITIES:
Payable for:
Fund shares redeemed	590,492	690,280	211,406	254,574	645,461
Investments purchased	19,243	2,330,655	242,413	8,828,961	119,560,075
Payments on swap contracts	—	—	79,172	—	90,922
Investment advisory and management fees	108,767	783,959	247,553	259,546	1,031,586
Service fees — Class 2	2,515	3,432	996	1,554	1,664
Service fees — Class 3	40,704	184,612	57,038	39,583	205,885
Transfer agent fees	318	259	459	459	478
Trustees’ fees and expenses	2,726	16,804	4,617	4,970	18,557
Other accrued expenses	60,309	142,836	106,984	71,457	181,095
Line of credit	—	—	—	—	3,355,458
Variation margin on futures contracts	—	118,750	42,689	—	35,625
Due to custodian	—	—	—	—	—
Due to broker	—	—	1,056,268	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,795,921	—	—
Swap premiums received	—	—	2,893,995	—	334,178
Unrealized depreciation on swap contacts	—	—	2,706,380	—	—

Total liabilities	825,074	4,271,587	9,445,891	9,461,104	125,460,984

NET ASSETS	$282,689,654	$1,803,654,566	$488,628,462	$510,028,174	$2,021,344,012

* Cost
Investments (unaffiliated)	$277,906,852	$1,750,247,793	$498,347,209	$508,649,080	$2,071,170,247

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$543,790	$—	$466

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

259

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$292,869,300	$1,661,060,995	$519,630,680	$527,778,560	$1,977,730,237
Accumulated undistributed net investment income (loss)	(636,335)	103,943,944	(2,264,162)	41,745,945	24,624,211
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(9,478,766)	5,700,097	(13,042,947)	(40,166,306)	51,040,389
Unrealized appreciation (depreciation) on investments	(64,545)	33,102,297	(17,133,291)	(19,330,025)	(32,018,520)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(152,767)	848,876	—	(32,284)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	589,306	—	(21)
Accrued capital gain tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$282,689,654	$1,803,654,566	$488,628,462	$510,028,174	$2,021,344,012

Class 1 (unlimited shares authorized):
Net assets	$66,874,783	$908,221,459	$210,659,333	$316,229,261	$1,037,964,184
Shares of beneficial interest issued and outstanding	6,342,448	66,569,900	19,656,933	53,629,033	114,421,174
Net asset value, offering and redemption price per share	$10.54	$13.64	$10.72	$5.90	$9.07

Class 2 (unlimited shares authorized):
Net assets	$19,568,695	$26,864,574	$7,812,483	$12,089,958	$13,095,749
Shares of beneficial interest issued and outstanding	1,874,809	1,972,905	735,091	2,054,789	1,451,551
Net asset value, offering and redemption price per share	$10.44	$13.62	$10.63	$5.88	$9.02

Class 3 (unlimited shares authorized):
Net assets	$196,246,176	$868,568,533	$270,156,646	$181,708,955	$970,284,079
Shares of beneficial interest issued and outstanding	18,936,660	64,133,774	25,628,536	31,041,505	108,150,512
Net asset value, offering and redemption price per share	$10.36	$13.54	$10.54	$5.85	$8.97

See Notes to Financial Statements

260

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Balanced	SA MFS Total Return†	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
ASSETS:
Investments at value (unaffiliated)*	$223,448,092	$598,191,061	$2,123,704,780	$1,141,425,522	$191,834,431	$471,286,597
Investments at value (affiliated)*	—	—	8,763,848,791	4,764,548,911	—	—
Repurchase agreements (cost approximates value)	17,178,000	—	—	—	186,500,000	—

Total investments	240,626,092	598,191,061	10,887,553,571	5,905,974,433	378,334,431	471,286,597

Cash	25,933	11,752	—	—	11,453,000	602
Foreign cash*	—	11,712	—	—	52,704	13,946
Due from broker	145,000	—	—	—	7,921,000	—
Receivable for:
Fund shares sold	147,399	34,303	7,174,994	5,021,173	1,858,351	2,527,909
Dividends and interest	643,370	2,261,656	13,314,678	7,205,422	450,913	961,706
Investments sold	6,711,079	11,940,793	—	—	—	1,387,472
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	99,642	—
Prepaid expenses and other assets	7,907	3,865	9,614	3,211	3,028	4,099
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	24,807	21,508
Variation margin on futures contracts	25,496	—	—	4,876,000	128,565	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,110	52,555
Swap premiums paid	—	—	—	—	1,471,850	—
Unrealized appreciation on swap contracts	—	—	—	—	60,017	—

Total assets	248,332,276	612,455,142	10,908,052,857	5,923,080,239	401,859,418	476,256,394

LIABILITIES:
Payable for:
Fund shares redeemed	76,140	235,654	227,721	407,025	445	539
Investments purchased	20,587,242	18,371,414	3,473,636	2,307,074	—	14,037,005
Payments on swap contracts	—	—	—	—	724,606	—
Investment advisory and management fees	124,229	328,017	1,907,041	1,073,947	273,486	335,118
Service fees — Class 2	1,448	4,546	—	—	—	—
Service fees — Class 3	27,366	70,457	2,272,328	1,230,961	79,502	91,614
Transfer agent fees	464	487	187	168	345	345
Trustees’ fees and expenses	2,210	6,107	90,672	47,480	2,553	2,927
Other accrued expenses	59,474	75,458	412,476	228,641	55,945	52,943
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	2,915	—	11,156,500	—	594,431	—
Due to custodian	—	—	11,240,000	6,070,000	—	—
Due to broker	—	—	17,003,313	18,876,149	995,361	—
Call and put options written, at value@	—	—	17,507,007	9,469,974	88,279	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	94,548
Swap premiums received	—	—	—	—	11,966	—
Unrealized depreciation on swap contacts	—	—	—	—	296,570	—

Total liabilities	20,881,488	19,092,140	65,290,881	39,711,419	3,123,489	14,615,039

NET ASSETS	$227,450,788	$593,363,002	$10,842,761,976	$5,883,368,820	$398,735,929	$461,641,355

* Cost
Investments (unaffiliated)	$204,104,212	$495,621,766	$2,105,216,702	$1,131,285,444	$192,025,415	$459,178,153

Investments (affiliated)	$—	$—	$8,021,069,018	$4,465,794,214	$—	$—

Foreign cash	$—	$11,640	$—	$—	$53,769	$14,044

@ Premiums received on options written	$—	$—	$33,529,039	$18,141,542	$64,949	$—

† See Note 1

See Notes to Financial Statements

261

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Balanced	SA MFS Total Return†	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$179,929,113	$458,300,910	$9,995,601,462	$5,593,636,439	$393,193,581	$446,078,773
Accumulated undistributed net investment income (loss)	5,221,447	19,100,532	101,825,093	40,023,126	(2,096,861)	1,965,250
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	22,859,191	13,403,210	(17,574,336)	(58,775,217)	7,832,387	1,532,869
Unrealized appreciation (depreciation) on investments	19,343,880	102,569,295	761,267,851	308,894,775	(190,984)	12,108,444
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	97,157	—	1,641,906	(410,303)	(2,271)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(10,945)	—	—	77	(43,981)
Accrued capital gain tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$227,450,788	$593,363,002	$10,842,761,976	$5,883,368,820	$398,735,929	$461,641,355

Class 1 (unlimited shares authorized):
Net assets	$86,775,159	$225,977,297	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,094,167	11,412,318	—	—	—	—
Net asset value, offering and redemption price per share	$21.19	$19.80	$—	$—	$—	$—

Class 2 (unlimited shares authorized):
Net assets	$11,402,960	$35,575,703	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	539,353	1,798,467	—	—	—	—
Net asset value, offering and redemption price per share	$21.14	$19.78	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$129,272,669	$331,810,002	$10,842,761,976	$5,883,368,820	$398,735,929	$461,641,355
Shares of beneficial interest issued and outstanding	6,132,752	16,820,378	847,541,081	464,368,344	36,291,864	38,676,257
Net asset value, offering and redemption price per share	$21.08	$19.73	$12.79	$12.67	$10.99	$11.94

† See Note 1

See Notes to Financial Statements

262

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
ASSETS:
Investments at value (unaffiliated)*	$51,255,697	$1,318,675,031	$1,016,385,852	$295,612,724	$1,402,271,495	$317,934,095
Investments at value (affiliated)*	—	5,800,552	—	—	—	—
Repurchase agreements (cost approximates value)	—	17,337,000	—	9,643,000	—	3,008,000

Total investments	51,255,697	1,341,812,583	1,016,385,852	305,255,724	1,402,271,495	320,942,095

Cash	1,696	785	618	255	1,031	108
Foreign cash*	7,434	—	—	—	—	—
Due from broker	—	2,725,000	—	—	—	—
Receivable for:
Fund shares sold	5,244	320,716	231,885	205,327	141,960	90,342
Dividends and interest	138,469	1,210,740	1,043,442	221,389	1,707,661	817,787
Investments sold	186,512	—	4,472,391	905,820	348,068	—
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,155	2,838	4,939	3,119	4,382	3,151
Due from investment adviser for expense reimbursements/fee waivers	—	56,893	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	54,314	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	51,652,521	1,346,129,555	1,022,139,127	306,591,634	1,404,474,597	321,853,483

LIABILITIES:
Payable for:
Fund shares redeemed	33,472	342	212,213	60,760	882,650	161,679
Investments purchased	59,397	3,342,754	2,483,753	31,466	1,528,888	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	33,027	455,148	477,907	187,171	851,812	162,601
Service fees — Class 2	286	—	1,494	748	7,774	928
Service fees — Class 3	6,229	—	45,760	18,378	126,004	28,476
Transfer agent fees	511	177	478	440	478	402
Trustees’ fees and expenses	531	11,367	9,103	2,528	13,812	2,850
Other accrued expenses	37,073	128,800	82,189	44,494	109,244	45,311
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	46,110	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	3,684	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	174,210	3,984,698	3,312,897	345,985	3,520,662	402,247

NET ASSETS	$51,478,311	$1,342,144,857	$1,018,826,230	$306,245,649	$1,400,953,935	$321,451,236

* Cost
Investments (unaffiliated)	$48,662,607	$1,120,134,707	$873,527,562	$271,244,906	$963,230,053	$297,529,890

Investments (affiliated)	$—	$4,291,271	$—	$—	$—	$—

Foreign cash	$7,349	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

263

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
NET ASSETS REPRESENTED BY:
Paid-in capital	$44,994,163	$1,087,736,662	$783,857,407	$256,181,566	$683,967,751	$263,030,649
Accumulated undistributed net investment income (loss)	2,421,265	24,969,233	28,108,726	2,762,891	8,894,085	9,684,697
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	1,424,493	29,270,473	64,001,807	22,934,383	269,102,896	28,331,685
Unrealized appreciation (depreciation) on investments	2,593,090	200,049,605	142,858,290	24,367,818	439,041,442	20,404,205
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	118,884	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	45,300	—	—	(1,009)	(52,239)	—
Accrued capital gain tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$51,478,311	$1,342,144,857	$1,018,826,230	$306,245,649	$1,400,953,935	$321,451,236

Class 1 (unlimited shares authorized):
Net assets	$20,052,126	$1,342,144,857	$791,030,119	$212,551,813	$741,603,455	$179,382,047
Shares of beneficial interest issued and outstanding	1,299,781	73,837,370	24,382,923	10,553,330	25,513,902	13,195,045
Net asset value, offering and redemption price per share	$15.43	$18.18	$32.44	$20.14	$29.07	$13.59

Class 2 (unlimited shares authorized):
Net assets	$2,234,663	$—	$11,664,917	$5,902,976	$61,508,197	$7,283,553
Shares of beneficial interest issued and outstanding	144,801	—	360,310	293,651	2,119,162	537,123
Net asset value, offering and redemption price per share	$15.43	$—	$32.37	$20.10	$29.02	$13.56

Class 3 (unlimited shares authorized):
Net assets	$29,191,522	$—	$216,131,194	$87,790,860	$597,842,283	$134,785,636
Shares of beneficial interest issued and outstanding	1,900,409	—	6,699,581	4,378,618	20,675,215	9,992,088
Net asset value, offering and redemption price per share	$15.36	$—	$32.26	$20.05	$28.92	$13.49

See Notes to Financial Statements

264

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	SA AB Growth†	Capital Growth	SA MFS Massachusetts Investors Trust Portfolio†	Fundamental Growth	Blue Chip Growth	Real Estate
ASSETS:
Investments at value (unaffiliated)*	$519,011,833	$119,313,235	$1,140,338,816	$247,395,766	$487,880,400	$456,831,105
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	3,056,000	—	—

Total investments	519,011,833	119,313,235	1,140,338,816	250,451,766	487,880,400	456,831,105

Cash	883	457	—	345	389	237
Foreign cash*	—	—	58	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	198,351	64,172	21,674	10,232	250,467	60,259
Dividends and interest	76,136	109,663	567,864	38,588	297,321	108,543
Investments sold	2,306,196	1,675,914	16,186,121	2,994,861	—	6,369,845
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,444	3,638	4,187	7,500	3,106	6,606
Due from investment adviser for expense reimbursements/fee waivers	—	13,927	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	521,596,843	121,181,006	1,157,118,720	253,503,292	488,431,683	463,376,595

LIABILITIES:
Payable for:
Fund shares redeemed	360,112	46,994	256,982	50,773	81,496	152,421
Investments purchased	—	403,652	678,844	4,967,783	—	3,986,542
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	265,474	85,732	682,817	174,700	277,060	292,939
Service fees — Class 2	2,914	237	1,426	372	492	952
Service fees — Class 3	28,317	10,455	88,029	16,259	23,704	54,074
Transfer agent fees	487	400	459	430	402	394
Trustees’ fees and expenses	4,634	932	10,954	3,547	3,680	4,184
Other accrued expenses	58,716	37,729	93,020	43,914	51,953	57,803
Line of credit	—	—	2,474,485	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	720,654	586,131	4,287,016	5,257,778	438,787	4,549,309

NET ASSETS	$520,876,189	$120,594,875	$1,152,831,704	$248,245,514	$487,992,896	$458,827,286

* Cost
Investments (unaffiliated)	$420,090,010	$100,898,881	$928,997,102	$217,909,791	$431,039,440	$427,756,964

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$58	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

265

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	SA AB Growth†	Capital Growth	SA MFS Massachusetts Investors Trust Portfolio†	Fundamental Growth	Blue Chip Growth	Real Estate
NET ASSETS REPRESENTED BY:
Paid-capital	$325,273,309	$95,025,914	$803,743,823	$168,613,755	$409,988,437	$358,351,701
Accumulated undistributed net investment income (loss)	952,017	236,924	13,349,389	(436,053)	3,142,249	13,132,796
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	95,729,040	6,918,381	124,405,588	50,581,837	18,021,250	58,268,648
Unrealized appreciation (depreciation) on investments	98,921,823	18,414,354	211,341,714	29,485,975	56,840,960	29,074,141
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(698)	(8,810)	—	—	—
Accrued capital gain tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$520,876,189	$120,594,875	$1,152,831,704	$248,245,514	$487,992,896	$458,827,286

Class 1 (unlimited shares authorized):
Net assets	$364,205,960	$69,277,092	$723,525,641	$169,163,804	$371,583,626	$194,248,715
Shares of beneficial interest issued and outstanding	8,128,652	4,833,577	31,739,122	6,060,814	33,952,456	11,843,302
Net asset value, offering and redemption price per share	$44.81	$14.33	$22.80	$27.91	$10.94	$16.40

Class 2 (unlimited shares authorized):
Net assets	$22,920,522	$1,887,612	$11,231,766	$2,917,335	$3,875,540	$7,552,089
Shares of beneficial interest issued and outstanding	513,653	133,490	493,258	106,106	355,619	462,039
Net asset value, offering and redemption price per share	$44.62	$14.14	$22.77	$27.49	$10.90	$16.35

Class 3 (unlimited shares authorized):
Net assets	$133,749,707	$49,430,171	$418,074,297	$76,164,375	$112,533,730	$257,026,482
Shares of beneficial interest issued and outstanding	3,015,586	3,525,064	18,435,172	2,802,367	10,383,286	15,813,224
Net asset value, offering and redemption price per share	$44.35	$14.02	$22.68	$27.18	$10.84	$16.25

† See Note 1

See Notes to Financial Statements

266

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	SA Marsico Focused Growth†	Technology
ASSETS:
Investments at value (unaffiliated)*	$493,042,941	$390,225,965	$154,737,617	$307,590,293	$328,368,356	$51,359,453
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	28,392,000	13,399,000	5,665,000	—	26,631,000	2,535,000

Total investments	521,434,941	403,624,965	160,402,617	307,590,293	354,999,356	53,894,453

Cash	418	639	659	351	150	831
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	76,434	220,890	66,595	62,366	12,930	17,649
Dividends and interest	192,889	106,618	2,070	16,564	82,767	1,343
Investments sold	3,287,067	1,929,888	1,416,772	3,328,423	—	260,241
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,309	3,828	5,603	3,924	4,162	4,271
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	4,575
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	524,995,058	405,886,828	161,894,316	311,001,921	355,099,365	54,183,363

LIABILITIES:
Payable for:
Fund shares redeemed	119,702	62,381	57,939	76,319	70,532	8,478
Investments purchased	95,376	789,327	2,705,103	4,097,764	5,109,801	1,168,358
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	430,110	253,984	96,712	192,983	257,331	45,746
Service fees — Class 2	—	2,301	446	478	1,601	446
Service fees — Class 3	49,512	33,998	6,340	40,074	31,137	8,092
Transfer agent fees	317	470	487	430	402	392
Trustees’ fees and expenses	5,112	3,559	1,433	3,003	3,189	501
Other accrued expenses	59,413	51,354	38,552	48,730	45,512	37,738
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	759,542	1,197,374	2,907,012	4,459,781	5,519,505	1,269,751

NET ASSETS	$524,235,516	$404,689,454	$158,987,304	$306,542,140	$349,579,860	$52,913,612

* Cost
Investments (unaffiliated)	$417,360,944	$304,115,217	$124,393,683	$256,820,274	$266,363,786	$41,743,398

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

267

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	SA Marsico Focused Growth†	Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$380,977,177	$260,495,346	$168,095,576	$192,661,027	$249,573,136	$45,768,040
Accumulated undistributed net investment income (loss)	1,595,926	(924,499)	(474,492)	(1,211,978)	(473,562)	(140,439)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	65,980,606	59,007,859	(38,977,714)	64,323,072	38,475,999	(2,329,965)
Unrealized appreciation (depreciation) on investments	75,681,997	86,110,748	30,343,934	50,770,019	62,004,570	9,616,055
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(190)	—	—	—	(283)	(79)
Accrued capital gain tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$524,235,516	$404,689,454	$158,987,304	$306,542,140	$349,579,860	$52,913,612

Class 1 (unlimited shares authorized):
Net assets	$291,941,346	$225,240,469	$125,359,073	$114,832,537	$190,165,860	$12,010,386
Shares of beneficial interest issued and outstanding	11,780,944	11,122,302	6,961,015	11,296,758	13,655,202	2,441,164
Net asset value, offering and redemption price per share	$24.78	$20.25	$18.01	$10.17	$13.93	$4.92

Class 2 (unlimited shares authorized):
Net assets	$—	$18,230,739	$3,523,949	$3,753,523	$12,587,347	$3,445,650
Shares of beneficial interest issued and outstanding	—	920,122	198,170	379,341	916,254	714,443
Net asset value, offering and redemption price per share	$—	$19.81	$17.78	$9.89	$13.74	$4.82

Class 3 (unlimited shares authorized):
Net assets	$232,294,170	$161,218,245	$30,104,282	$187,956,080	$146,826,653	$37,457,576
Shares of beneficial interest issued and outstanding	9,454,920	8,245,187	1,710,963	19,302,914	10,797,774	7,866,132
Net asset value, offering and redemption price per share	$24.57	$19.55	$17.59	$9.74	$13.60	$4.76

† See Note 1

See Notes to Financial Statements

268

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$637,063,523	$373,363,277	$585,370,602	$329,067,972	$402,297,424	$1,242,834,762
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	5,093,000	15,064,000	—	—	26,514,000

Total investments	637,063,523	378,456,277	600,434,602	329,067,972	402,297,424	1,269,348,762

Cash	872	440	12,046	7,501,555	56,543	495
Foreign cash*	—	97,541	1,421,942	104	6,061,966	792,330
Due from broker	—	—	—	—	134,000	—
Receivable for:
Fund shares sold	59,211	76,064	220,004	186,563	378,854	298,243
Dividends and interest	191,648	737,550	770,488	837,987	1,788,912	3,035,284
Investments sold	12,694,002	155,497	—	1,120,018	407,243	—
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	46,937	3,398	4,181	4,620	3,812	5,874
Due from investment adviser for expense reimbursements/fee waivers	—	15,975	—	—	30,778	—
Variation margin on futures contracts	—	—	—	—	27,600	—
Unrealized appreciation on forward foreign currency contracts	—	1,912,515	—	290,630	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	650,056,193	381,455,257	602,863,263	339,009,449	411,187,132	1,273,480,988

LIABILITIES:
Payable for:
Fund shares redeemed	250,147	93,408	46,338	138,606	186,650	355,651
Investments purchased	5,726,689	999,674	—	699,192	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	504,589	293,813	358,163	232,570	391,562	835,341
Service fees — Class 2	2,006	935	654	1,918	588	2,282
Service fees — Class 3	113,540	35,939	8,543	35,703	31,854	128,473
Transfer agent fees	345	506	468	426	394	363
Trustees’ fees and expenses	6,561	6,377	5,286	3,049	4,166	11,925
Other accrued expenses	71,397	73,975	83,644	77,633	329,276	127,583
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	1,829,574	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	6,675,274	3,334,201	503,096	1,189,097	944,490	1,461,618

NET ASSETS	$643,380,919	$378,121,056	$602,360,167	$337,820,352	$410,242,642	$1,272,019,370

* Cost
Investments (unaffiliated)	$573,628,936	$350,471,497	$526,071,534	$311,723,768	$427,147,856	$1,125,910,797

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$99,781	$1,502,244	$101	$6,091,260	$812,245

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

269

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2015 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$448,516,508	$459,168,510	$519,800,405	$311,724,240	$498,982,424	$1,097,455,069
Accumulated undistributed net investment income (loss)	2,754,739	13,966,443	13,397,827	10,411,311	12,664,517	41,444,469
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	128,675,085	(117,946,876)	9,963,778	(1,888,659)	(76,519,992)	16,366,364
Unrealized appreciation (depreciation) on investments	63,434,587	22,891,780	59,299,068	17,344,204	(24,850,432)	116,923,965
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	46,394	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	41,199	(100,911)	229,256	(80,269)	(170,497)
Accrued capital gain tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$643,380,919	$378,121,056	$602,360,167	$337,820,352	$410,242,642	$1,272,019,370

Class 1 (unlimited shares authorized):
Net assets	$96,378,901	$201,355,494	$556,783,593	$153,929,588	$262,166,487	$653,421,535
Shares of beneficial interest issued and outstanding	4,789,101	19,494,687	28,056,979	15,187,654	37,726,951	39,168,152
Net asset value, offering and redemption price per share	$20.12	$10.33	$19.84	$10.14	$6.95	$16.68

Class 2 (unlimited shares authorized):
Net assets	$15,597,038	$7,326,789	$5,156,408	$15,107,100	$4,426,043	$17,759,014
Shares of beneficial interest issued and outstanding	776,771	707,150	260,719	1,498,927	641,452	1,066,523
Net asset value, offering and redemption price per share	$20.08	$10.36	$19.78	$10.08	$6.90	$16.65

Class 3 (unlimited shares authorized):
Net assets	$531,404,980	$169,438,773	$40,420,166	$168,783,664	$143,650,112	$600,838,821
Shares of beneficial interest issued and outstanding	26,629,132	16,406,062	2,054,490	16,785,852	20,980,628	36,181,779
Net asset value, offering and redemption price per share	$19.96	$10.33	$19.67	$10.06	$6.85	$16.61

See Notes to Financial Statements

270

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2015 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$52,788	$—	$139,291	$3,750
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	292,154	42,434,676	4,003,721	16,658,681	20,794,516

Total investment income*	292,154	42,487,464	4,003,721	16,797,972	20,798,266

EXPENSES:
Investment advisory and management fees	607,631	4,551,520	1,426,763	1,522,227	5,808,108
Service fees:
Class 2	14,372	20,836	6,189	9,560	10,467
Class 3	224,173	1,095,866	334,872	239,150	1,216,852
Transfer agent fees	2,033	1,527	1,528	1,527	1,637
Custodian and accounting fees	21,522	123,762	130,555	34,368	174,417
Reports to shareholders	12,431	83,110	22,575	23,602	126,373
Audit and tax fees	21,110	23,763	28,090	30,028	36,108
Legal fees	19,174	2,009	1,305	1,028	7,226
Trustees’ fees and expenses	1,641	15,696	3,835	4,121	17,954
Interest expense	—	409	586	—	655
Other expenses	10,586	20,678	7,318	11,459	13,560

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	934,673	5,939,176	1,963,616	1,877,070	7,413,357
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	(100,643)	—	—	—	(968,018)
Fees paid indirectly (Note 6)	—	—	—	—	—

Net expenses	834,030	5,939,176	1,963,616	1,877,070	6,445,339

Net investment income (loss)	(541,876)	36,548,288	2,040,105	14,920,902	14,352,927

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,147	4,063,643	(5,991,202)	(3,426,018)	(4,024,587)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(3,131,912)	1,165,190	—	(247,663)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(2,323,072)	—	11,155,053

Net realized gain (loss) on investments and foreign currencies	10,147	931,731	(7,149,084)	(3,426,018)	6,882,803

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(11,000)	(59,501,465)	(8,543,870)	(2,283,194)	(39,055,766)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(648,967)	(826,175)	—	(32,284)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	430,742	—	(11,155,066)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(11,000)	(60,150,432)	(8,939,303)	(2,283,194)	(50,243,116)

Net realized and unrealized gain (loss) on investments and foreign currencies	(853)	(59,218,701)	(16,088,387)	(5,709,212)	(43,360,313)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(542,729)	$(22,670,413)	$(14,048,282)	$9,211,690	$(29,007,386)

* Net of foreign withholding taxes on interest and dividends of	$—	$2,030	$6,003	$2,256	$1,202

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

271

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2015 (unaudited)

	Balanced	SA MFS Total Return†	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,272,738	$4,878,931	$—	$—	$—	$2,461,202
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,294,144	3,666,000	17,609,799	9,256,865	960,668	821,961

Total investment income*	2,566,882	8,544,931	17,609,799	9,256,865	960,668	3,283,163

EXPENSES:
Investment advisory and management fees	735,965	1,967,877	10,733,391	5,982,721	1,273,798	1,524,356
Service fees:
Class 2	8,620	27,602	—	—	—	—
Class 3	161,306	422,729	12,765,883	6,827,545	370,290	414,836
Transfer agent fees	1,400	1,612	562	452	198	198
Custodian and accounting fees	46,998	57,576	86,341	48,362	35,648	42,232
Reports to shareholders	10,579	27,244	516,796	283,368	16,622	18,376
Audit and tax fees	24,034	20,677	14,118	14,118	22,568	19,017
Legal fees	1,586	1,384	6,774	8,667	4,556	2,595
Trustees’ fees and expenses	1,808	3,514	126,094	75,078	5,026	5,639
Interest expense	—	—	—	—	—	—
Other expenses	8,080	12,091	50,278	20,463	6,718	7,017

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,000,376	2,542,306	24,300,237	13,260,774	1,735,424	2,034,266
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	—	—	—	—	(17,276)	6,727
Fees paid indirectly (Note 6)	(882)	(677)	—	—	—	(1,798)

Net expenses	999,494	2,541,629	24,300,237	13,260,774	1,718,148	2,039,195

Net investment income (loss)	1,567,388	6,003,302	(6,690,438)	(4,003,909)	(757,480)	1,243,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated) **	7,059,454	23,038,846	7,239,077	3,879,290	1,033,669	2,612,925
Net realized gain (loss) on investments (affiliated)	—	—	57,074,670	45,226,935	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	67,483	—	(183,583,344)	(116,250,185)	7,830,598	(872,367)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(16,983)	—	—	12,358	289,148

Net realized gain (loss) on investments and foreign currencies	7,126,937	23,021,863	(119,269,597)	(67,143,960)	8,876,625	2,029,706

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(2,034,847)	(6,291,750)	(73,491,139)	(38,084,700)	(3,153,626)	9,188,754
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	276,408,629	149,234,502	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(74,822)	—	24,128,755	3,959,350	2,908,750	(123,552)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(5,830)	—	—	21,150	(266,686)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(2,109,669)	(6,297,580)	227,046,245	115,109,152	(223,726)	8,798,516

Net realized and unrealized gain (loss) on investments and foreign currencies	5,017,268	16,724,283	107,776,648	47,965,192	8,652,899	10,828,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,584,656	$22,727,585	$101,086,210	$43,961,283	$7,895,419	$12,072,190

* Net of foreign withholding taxes on interest and dividends of	$708	$64,736	$—	$—	$38	$74,935

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

272

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2015 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
INVESTMENT INCOME:
Dividends (unaffiliated)	$799,192	$13,080,338	$13,756,380	$2,378,647	$9,737,606	$4,933,563
Dividends (affiliated)	—	22,249	—	—	—	—
Interest (unaffiliated)	—	—	1,272	—	26,745	—

Total investment income*	799,192	13,102,587	13,757,652	2,378,647	9,764,351	4,933,563

EXPENSES:
Investment advisory and management fees	201,484	2,589,227	2,757,545	1,051,598	5,029,660	935,852
Service fees:
Class 2	1,783	—	8,905	4,456	46,530	5,576
Class 3	37,488	—	264,890	105,993	752,901	165,820
Transfer agent fees	1,173	427	1,638	1,417	1,637	1,198
Custodian and accounting fees	25,686	77,840	58,033	19,606	84,782	17,150
Reports to shareholders	2,465	64,962	49,390	13,630	118,977	15,147
Audit and tax fees	19,100	18,172	18,219	18,206	18,215	18,224
Legal fees	2,800	1,642	1,499	11,639	4,090	885
Trustees’ fees and expenses	358	16,558	11,277	3,132	9,895	3,358
Interest expense	—	598	—	—	—	—
Other expenses	7,260	120,461	15,107	7,081	31,832	9,299

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	299,597	2,889,887	3,186,503	1,236,758	6,098,519	1,172,509
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	—	(323,653)	—	—	—	—
Fees paid indirectly (Note 6)	(953)	—	(2,748)	—	(16,143)	—

Net expenses	298,644	2,566,234	3,183,755	1,236,758	6,082,376	1,172,509

Net investment income (loss)	500,548	10,536,353	10,573,897	1,141,889	3,681,975	3,761,054

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,951,311	9,604,154	25,612,594	9,527,491	59,291,112	7,289,920
Net realized gain (loss) on investments (affiliated)	—	109,974	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	547,842	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	375,660	—	—	(10,281)	26,669	—

Net realized gain (loss) on investments and foreign currencies	2,326,971	10,261,970	25,612,594	9,517,210	59,317,781	7,289,920

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(2,317,424)	52,841,438	(1,049,047)	11,580,850	60,822,989	2,676,302
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	1,250,699	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	550,613	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(279,151)	—	—	162	(48,692)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(2,596,575)	54,642,750	(1,049,047)	11,581,012	60,774,297	2,676,302

Net realized and unrealized gain (loss) on investments and foreign currencies	(269,604)	64,904,720	24,563,547	21,098,222	120,092,078	9,966,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$230,944	$75,441,073	$35,137,444	$22,240,111	$123,774,053	$13,727,276

* Net of foreign withholding taxes on interest and dividends of	$45,114	$1,792	$—	$30,243	$333,821	$—

** Net of foreign withholding taxes on capital gains of	$387	$—	$—	$—	$—	$—

See Notes to Financial Statements

273

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2015 (unaudited)

	SA AB Growth†	Capital Growth	SA MFS Massachusetts Investors Trust†	Fundamental Growth	Blue Chip Growth	Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,268,653	$660,887	$9,638,330	$787,510	$3,255,103	$7,880,946
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,731	170	2,775	—	736	231

Total investment income*	2,270,384	661,057	9,641,105	787,510	3,255,839	7,881,177

EXPENSES:
Investment advisory and management fees	1,529,009	455,520	4,068,426	989,300	1,550,234	1,761,471
Service fees:
Class 2	17,250	1,402	8,753	2,225	2,941	5,988
Class 3	165,700	61,079	516,216	97,208	135,794	316,073
Transfer agent fees	1,614	1,237	1,528	1,283	1,199	1,173
Custodian and accounting fees	31,862	12,717	72,850	14,156	29,033	33,906
Reports to shareholders	22,851	5,432	58,582	9,485	25,043	21,475
Audit and tax fees	18,233	18,213	18,132	18,212	18,227	18,239
Legal fees	1,308	1,870	1,996	1,440	3,919	1,421
Trustees’ fees and expenses	4,260	1,329	13,043	1,529	7,536	4,015
Interest expense	—	—	1,729	—	—	—
Other expenses	8,082	7,040	16,070	6,044	10,662	14,144

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,800,169	565,839	4,777,325	1,140,882	1,784,588	2,177,905
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	—	(74,956)	—	—	—	—
Fees paid indirectly (Note 6)	(6,493)	(5,030)	(4,225)	(10,471)	—	(13,899)

Net expenses	1,793,676	485,853	4,773,100	1,130,411	1,784,588	2,164,006

Net investment income (loss)	476,708	175,204	4,868,005	(342,901)	1,471,251	5,717,171

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated) **	45,215,033	1,476,248	71,893,621	10,207,600	10,074,853	16,982,322
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,495)	—	—	—

Net realized gain (loss) on investments and foreign currencies	45,215,033	1,476,248	71,892,126	10,207,600	10,074,853	16,982,322

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	7,373,815	7,843,999	21,069,347	3,786,236	30,925,965	(57,730,464)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(776)	(1,164)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	7,373,815	7,843,223	21,068,183	3,786,236	30,925,965	(57,730,464)

Net realized and unrealized gain (loss) on investments and foreign currencies	52,588,848	9,319,471	92,960,309	13,993,836	41,000,818	(40,748,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,065,556	$9,494,675	$97,828,314	$13,650,935	$42,472,069	$(35,030,971)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$103,345	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

274

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2015 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	SA Marsico Focused Growth†	Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,741,079	$1,026,338	$239,330	$569,090	$1,302,456	$228,971
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	94,594	—	—	468	—	—

Total investment income*	3,835,673	1,026,338	239,330	569,558	1,302,456	228,971

EXPENSES:
Investment advisory and management fees	2,529,193	1,428,810	549,309	1,154,620	1,511,616	265,380
Service fees:
Class 2	—	13,618	2,590	2,887	9,406	2,614
Class 3	299,210	199,659	37,455	243,127	181,451	46,760
Transfer agent fees	751	1,612	1,612	1,281	1,197	1,061
Custodian and accounting fees	36,235	23,863	14,140	20,949	20,928	12,654
Reports to shareholders	25,522	17,805	7,698	14,552	17,339	2,613
Audit and tax fees	18,233	18,257	18,394	18,331	18,216	18,880
Legal fees	1,340	1,304	995	1,084	2,267	1,399
Trustees’ fees and expenses	5,031	3,511	1,508	2,603	3,968	550
Interest expense	—	—	—	255	—	—
Other expenses	9,669	11,572	7,030	13,527	12,022	13,290

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,925,184	1,720,011	640,731	1,473,216	1,778,410	365,201
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	—	—	—	—	—	(26,538)
Fees paid indirectly (Note 6)	—	(3,778)	(8,963)	(9,181)	(2,392)	(9,048)

Net expenses	2,925,184	1,716,233	631,768	1,464,035	1,776,018	329,615

Net investment income (loss)	910,489	(689,895)	(392,438)	(894,477)	(473,562)	(100,644)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	29,697,755	28,725,642	9,768,514	27,923,107	24,373,321	3,800,616
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,876)	—	—	—	(8,055)	6,338

Net realized gain (loss) on investments and foreign currencies	29,695,879	28,725,642	9,768,514	27,923,107	24,365,266	3,806,954

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,157,287)	23,157,176	8,344,652	6,535,280	(619,553)	146,814
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(250)	—	—	—	(283)	(11)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(3,157,537)	23,157,176	8,344,652	6,535,280	(619,836)	146,803

Net realized and unrealized gain (loss) on investments and foreign currencies	26,538,342	51,882,818	18,113,166	34,458,387	23,745,430	3,953,757

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,448,831	$51,192,923	$17,720,728	$33,563,910	$23,271,868	$3,853,113

* Net of foreign withholding taxes on interest and dividends of	$31,705	$1,676	$—	$4,060	$45,398	$1,286

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

275

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended July 31, 2015 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,292,186	$6,648,903	$7,532,871	$5,252,290	$8,650,541	$21,429,653
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	713	3,381	1,260	—	450	50

Total investment income*	4,292,899	6,652,284	7,534,131	5,252,290	8,650,991	21,429,703

EXPENSES:
Investment advisory and management fees	3,017,662	1,778,364	2,032,530	1,252,316	2,330,935	4,919,979
Service fees:
Class 2	12,364	5,723	3,949	11,734	3,734	14,281
Class 3	685,131	219,618	50,444	214,823	200,158	791,060
Transfer agent fees	868	1,722	1,502	1,420	1,173	992
Custodian and accounting fees	36,701	50,252	51,780	43,271	198,418	138,859
Reports to shareholders	30,218	17,920	27,581	15,798	20,453	60,542
Audit and tax fees	18,333	22,709	24,030	20,698	24,492	22,432
Legal fees	1,461	1,263	4,697	10,243	9,540	1,865
Trustees’ fees and expenses	4,420	2,566	6,080	1,896	3,688	11,929
Interest expense	—	—	—	—	—	—
Other expenses	25,615	36,020	39,239	29,703	45,460	44,246

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,832,773	2,136,157	2,241,832	1,601,902	2,838,051	6,006,185
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	—	(97,201)	—	—	(181,838)	—
Fees paid indirectly (Note 6)	(26,952)	(1,831)	(2,903)	(11,858)	(796)	(8,178)

Net expenses	3,805,821	2,037,125	2,238,929	1,590,044	2,655,417	5,998,007

Net investment income (loss)	487,078	4,615,159	5,295,202	3,662,246	5,995,574	15,431,696

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	38,476,269	9,936,025	9,082,643	1,227,558	(10,551,904)	28,735,715
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	(103,419)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(629,724)	30,012	455,882	(133,109)	(334,382)

Net realized gain (loss) on investments and foreign currencies	38,476,269	9,306,301	9,112,655	1,683,440	(10,788,432)	28,401,333

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(6,104,379)	18,399,590	22,542,442	10,136,957	(19,535,989)	29,151,726
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	(11,020)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	748,134	(78,196)	557,799	(71,043)	(16,326)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	138,335	—

Net unrealized gain (loss) on investments and foreign currencies	(6,104,379)	19,147,724	22,464,246	10,694,756	(19,479,717)	29,135,400

Net realized and unrealized gain (loss) on investments and foreign currencies	32,371,890	28,454,025	31,576,901	12,378,196	(30,268,149)	57,536,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,858,968	$33,069,184	$36,872,103	$16,040,442	$(24,272,575)	$72,968,429

* Net of foreign withholding taxes on interest and dividends of	$—	$640,270	$485,498	$420,497	$1,180,226	$2,086,853

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$4,762	$—

See Notes to Financial Statements

276

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(541,876)	$(1,216,715)	$36,548,288	$67,496,341	$2,040,105	$5,043,050
Net realized gain (loss) on investments and foreign currencies	10,147	137	931,731	4,775,087	(7,149,084)	(6,068,914)
Net unrealized gain (loss) on investments and foreign currencies	(11,000)	8,549	(60,150,432)	25,381,029	(8,939,303)	(10,535,164)

Net increase (decrease) in net assets resulting from operations	(542,729)	(1,208,029)	(22,670,413)	97,652,457	(14,048,282)	(11,561,028)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(26,813,392)	—	—
Net investment income — Class 2	—	—	—	(1,008,083)	—	—
Net investment income — Class 3	—	—	—	(29,916,178)	—	—
Net realized gain on securities — Class 1	—	—	—	(2,028,340)	—	—
Net realized gain on securities — Class 2	—	—	—	(80,105)	—	—
Net realized gain on securities — Class 3	—	—	—	(2,426,038)	—	—

Total distributions to shareholders	—	—	—	(62,272,136)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	26,903,405	(26,530,220)	65,021,794	271,587,245	29,602,171	58,191,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,360,676	(27,738,249)	42,351,381	306,967,566	15,553,889	46,630,376

NET ASSETS:
Beginning of period	256,328,978	284,067,227	1,761,303,185	1,454,335,619	473,074,573	426,444,197

End of period†	$282,689,654	$256,328,978	$1,803,654,566	$1,761,303,185	$488,628,462	$473,074,573

† Includes accumulated undistributed net investment income (loss)	$(636,335)	$(94,459)	$103,943,944	$67,395,656	$(2,264,162)	$(4,304,267)

See	Notes to Financial Statements

277

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		SA JPMorgan MFS Core Bond		Balanced
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$14,920,902	$27,065,183	$14,352,927	$24,806,466	$1,567,388	$3,441,832
Net realized gain (loss) on investments and foreign currencies	(3,426,018)	(4,399,424)	6,882,803	63,953,109	7,126,937	19,737,498
Net unrealized gain (loss) on investments and foreign currencies	(2,283,194)	(19,786,732)	(50,243,116)	2,324,832	(2,109,669)	650,645

Net increase (decrease) in net assets resulting from operations	9,211,690	2,879,027	(29,007,386)	91,084,407	6,584,656	23,829,975

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(13,708,320)	—	(9,710,296)	—	(1,243,235)
Net investment income — Class 2	—	(699,013)	—	(177,573)	—	(143,339)
Net investment income — Class 3	—	(9,192,782)	—	(10,649,218)	—	(1,409,127)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(23,600,115)	—	(20,537,087)	—	(2,795,701)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	9,471,819	76,363,273	177,725,827	215,869,273	(3,934,266)	(3,979,655)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,683,509	55,642,185	148,718,441	286,416,593	2,650,390	17,054,619

NET ASSETS:
Beginning of period	491,344,665	435,702,480	1,872,625,571	1,586,208,978	224,800,398	207,745,779

End of period†	$510,028,174	$491,344,665	$2,021,344,012	$1,872,625,571	$227,450,788	$224,800,398

† Includes accumulated undistributed net investment income (loss)	$41,745,945	$26,825,043	$24,624,211	$10,271,284	$5,221,447	$3,654,059

See Notes to Financial Statements

278

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,003,302	$12,010,962	$(6,690,438)	$66,611,365	$(4,003,909)	$31,005,614
Net realized gain (loss) on investments and foreign currencies	23,021,863	71,131,936	(119,269,597)	144,781,025	(67,143,960)	23,164,384
Net unrealized gain (loss) on investments and foreign currencies	(6,297,580)	(6,313,525)	227,046,245	168,763,295	115,109,152	99,436,193

Net increase (decrease) in net assets resulting from operations	22,727,585	76,829,373	101,086,210	380,155,685	43,961,283	153,606,191

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(5,918,881)	—	—	—	—
Net investment income — Class 2	—	(931,461)	—	—	—	—
Net investment income — Class 3	—	(7,419,375)	—	(44,950,280)	—	(16,472,205)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	(57,936,865)	—	(799,620)

Total distributions to shareholders	—	(14,269,717)	—	(102,887,145)	—	(17,271,825)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(39,992,898)	(58,794,048)	1,315,808,499	3,310,671,921	895,794,620	2,377,798,611

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,265,313)	3,765,608	1,416,894,709	3,587,940,461	939,755,903	2,514,132,977

NET ASSETS:
Beginning of period	610,628,315	640,073,355	9,425,867,267	5,837,926,806	4,943,612,917	2,429,479,940

End of period†	$593,363,002	$643,838,963	$10,842,761,976	$9,425,867,267	$5,883,368,820	$4,943,612,917

† Includes accumulated undistributed net investment income (loss)	$19,100,532	$12,485,849	$101,825,093	$108,515,531	$40,023,126	$44,207,035

See	Notes to Financial Statements

279

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	VCP Total Return BalancedSM		VCPSM Value		Telecom Utility
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(757,480)	$(724,018)	$1,243,968	$1,411,042	$500,548	$1,339,109
Net realized gain (loss) on investments and foreign currencies	8,876,625	5,781,337	2,029,706	3,846,942	2,326,971	6,227,359
Net unrealized gain (loss) on investments and foreign currencies	(223,726)	20,925	8,798,516	1,562,153	(2,596,575)	(1,858,822)

Net increase (decrease) in net assets resulting from operations	7,895,419	5,078,244	12,072,190	6,820,137	230,944	5,707,646

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(630,009)
Net investment income — Class 2	—	—	—	—	—	(61,589)
Net investment income — Class 3	—	—	—	—	—	(692,357)
Net realized gain on securities — Class 1	—	—	—	(2,135,430)	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(7,337,485)	—	(3,171,398)	—	—

Total distributions to shareholders	—	(7,337,485)	—	(5,306,828)	—	(1,383,955)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	168,398,828	151,160,292	212,160,681	159,223,542	(3,736,539)	(751,557)

TOTAL INCREASE (DECREASE) IN NET ASSETS	176,294,247	148,901,051	224,232,871	160,736,851	(3,505,595)	3,572,134

NET ASSETS:
Beginning of period	222,441,682	73,540,631	237,408,484	76,671,633	54,983,906	51,411,772

End of period†	$398,735,929	$222,441,682	$461,641,355	$237,408,484	$51,478,311	$54,983,906

† Includes accumulated undistributed net investment income (loss)	$(2,096,861)	$(1,339,381)	$1,965,250	$721,282	$2,421,265	$1,920,717

See Notes to Financial Statements

280

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Index		Growth-Income		Equity Opportunities
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,536,353	$14,401,174	$10,573,897	$17,517,186	$1,141,889	$1,623,487
Net realized gain (loss) on investments and foreign currencies	10,261,970	20,164,531	25,612,594	38,667,621	9,517,210	28,645,076
Net unrealized gain (loss) on investments and foreign currencies	54,642,750	71,565,389	(1,049,047)	47,937,554	11,581,012	(10,278,889)

Net increase (decrease) in net assets resulting from operations	75,441,073	106,131,094	35,137,444	104,122,361	22,240,111	19,989,674

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(6,619,503)	—	(8,138,732)	—	(626,491)
Net investment income — Class 2	—	—	—	(129,906)	—	(17,397)
Net investment income — Class 3	—	—	—	(2,136,973)	—	(150,880)
Net realized gain on securities — Class 1	—	(7,964,317)	—	(24,174,680)	—	—
Net realized gain on securities — Class 2	—	—	—	(441,038)	—	—
Net realized gain on securities — Class 3	—	—	—	(7,351,493)	—	—

Total distributions to shareholders	—	(14,583,820)	—	(42,372,822)	—	(794,768)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	92,387,540	366,968,754	42,913,321	229,763,630	27,847,839	58,426,065

TOTAL INCREASE (DECREASE) IN NET ASSETS	167,828,613	458,516,028	78,050,765	291,513,169	50,087,950	77,620,971

NET ASSETS:
Beginning of period	1,174,316,244	715,800,216	940,775,465	649,262,296	256,157,699	178,536,728

End of period†	$1,342,144,857	$1,174,316,244	$1,018,826,230	$940,775,465	$306,245,649	$256,157,699

† Includes accumulated undistributed net investment income (loss)	$24,969,233	$14,432,880	$28,108,726	$17,539,829	$2,762,891	$1,621,002

See	Notes to Financial Statements

281

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Davis Venture Value		“Dogs” of Wall Street		SA AB Growth†
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,681,975	$5,175,533	$3,761,054	$5,923,642	$476,708	$581,372
Net realized gain (loss) on investments and foreign currencies	59,317,781	209,835,500	7,289,920	21,758,815	45,215,033	70,124,246
Net unrealized gain (loss) on investments and foreign currencies	60,774,297	(117,548,416)	2,676,302	(2,474,471)	7,373,815	(1,419,822)

Net increase (decrease) in net assets resulting from operations	123,774,053	97,462,617	13,727,276	25,207,986	53,065,556	69,285,796

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(4,396,355)	—	(2,020,067)	—	—
Net investment income — Class 2	—	(308,289)	—	(100,929)	—	—
Net investment income — Class 3	—	(2,330,539)	—	(1,551,532)	—	—
Net realized gain on securities — Class 1	—	(62,282,135)	—	(5,712,709)	—	—
Net realized gain on securities — Class 2	—	(5,893,572)	—	(320,929)	—	—
Net realized gain on securities — Class 3	—	(55,561,451)	—	(4,965,168)	—	—

Total distributions to shareholders	—	(130,772,341)	—	(14,671,334)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(56,469,880)	44,421,958	17,255,870	73,918,822	(1,229,629)	(22,213,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,304,173	11,112,234	30,983,146	84,455,474	51,835,927	47,071,982

NET ASSETS:
Beginning of period	1,333,649,762	1,322,537,528	290,468,090	206,012,616	469,040,262	421,968,280

End of period†	$1,400,953,935	$1,333,649,762	$321,451,236	$290,468,090	$520,876,189	$469,040,262

† Includes accumulated undistributed net investment income (loss)	$8,894,085	$5,212,110	$9,684,697	$5,923,643	$952,017	$475,309

† See Note 1

See Notes to Financial Statements

282

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Capital Growth		SA MFS Massachusetts Investors Trust†		Fundamental Growth
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$175,204	$63,532	$4,868,005	$8,468,463	$(342,901)	$(735,056)
Net realized gain (loss) on investments and foreign currencies	1,476,248	8,747,861	71,892,126	53,878,620	10,207,600	52,421,499
Net unrealized gain (loss) on investments and foreign currencies	7,843,223	(2,875,137)	21,068,183	27,081,111	3,786,236	(28,964,957)

Net increase (decrease) in net assets resulting from operations	9,494,675	5,936,256	97,828,314	89,428,194	13,650,935	22,721,486

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(19,227)	—	(3,807,757)	—	—
Net investment income — Class 2	—	—	—	(50,574)	—	—
Net investment income — Class 3	—	—	—	(1,449,266)	—	—
Net realized gain on securities — Class 1	—	—	—	(25,647,524)	—	—
Net realized gain on securities — Class 2	—	—	—	(468,932)	—	—
Net realized gain on securities — Class 3	—	—	—	(15,791,691)	—	—

Total distributions to shareholders	—	(19,227)	—	(47,215,744)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	19,423,213	24,465,718	(88,593,270)	263,027,314	14,077,333	(97,480,381)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,917,888	30,382,747	9,235,044	305,239,764	27,728,268	(74,758,895)

NET ASSETS:
Beginning of period	91,676,987	61,294,240	1,143,596,660	838,356,896	220,517,246	295,276,141

End of period†	$120,594,875	$91,676,987	$1,152,831,704	$1,143,596,660	$248,245,514	$220,517,246

† Includes accumulated undistributed net investment income (loss)	$236,924	$61,720	$13,349,389	$8,481,384	$(436,053)	$(93,152)

† See Note 1

See Notes to Financial Statements

283

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Blue Chip Growth		Real Estate		Small Company Value
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,471,251	$1,665,318	$5,717,171	$7,415,421	$910,489	$906,090
Net realized gain (loss) on investments and foreign currencies	10,074,853	8,309,440	16,982,322	42,483,541	29,695,879	36,630,257
Net unrealized gain (loss) on investments and foreign currencies	30,925,965	17,357,014	(57,730,464)	80,390,680	(3,157,537)	(44,328,892)

Net increase (decrease) in net assets resulting from operations	42,472,069	27,331,772	(35,030,971)	130,289,642	27,448,831	(6,792,545)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(111,283)	—	(2,342,179)	—	(775,623)
Net investment income — Class 2	—	—	—	(99,304)	—	—
Net investment income — Class 3	—	—	—	(2,970,591)	—	(187,923)
Net realized gain on securities — Class 1	—	(11,402,920)	—	(14,145,597)	—	(7,747,326)
Net realized gain on securities — Class 2	—	(158,938)	—	(683,209)	—	—
Net realized gain on securities — Class 3	—	(4,421,689)	—	(22,154,057)	—	(8,299,609)

Total distributions to shareholders	—	(16,094,830)	—	(42,394,937)	—	(17,010,481)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	33,808,922	300,549,248	(12,556,027)	13,769,452	5,472,871	103,917,776

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,280,991	311,786,190	(47,586,998)	101,664,157	32,921,702	80,114,750

NET ASSETS:
Beginning of period	411,711,905	99,925,715	506,414,284	404,750,127	491,313,814	411,199,064

End of period†	$487,992,896	$411,711,905	$458,827,286	$506,414,284	$524,235,516	$491,313,814

† Includes accumulated undistributed net investment income (loss)	$3,142,249	$1,670,998	$13,132,796	$7,415,625	$1,595,926	$685,437

See Notes to Financial Statements

284

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Mid-Cap Growth		Aggressive Growth		Growth Opportunities
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(689,895)	$(1,416,008)	$(392,438)	$(554,590)	$(894,477)	$(1,745,115)
Net realized gain (loss) on investments and foreign currencies	28,725,642	31,654,462	9,768,514	10,082,880	27,923,107	36,820,385
Net unrealized gain (loss) on investments and foreign currencies	23,157,176	955,389	8,344,652	(7,289,341)	6,535,280	(23,226,640)

Net increase (decrease) in net assets resulting from operations	51,192,923	31,193,843	17,720,728	2,238,949	33,563,910	11,848,630

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	(13,108,895)	—	—	—	(12,218,661)
Net realized gain on securities — Class 2	—	(1,522,097)	—	—	—	(498,512)
Net realized gain on securities — Class 3	—	(13,194,086)	—	—	—	(26,866,456)

Total distributions to shareholders	—	(27,825,078)	—	—	—	(39,583,629)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	9,880,763	44,677,438	2,882,459	6,291,792	(25,216,917)	31,619,715

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,073,686	48,046,203	20,603,187	8,530,741	8,346,993	3,884,716

NET ASSETS:
Beginning of period	343,615,768	295,569,565	138,384,117	129,853,376	298,195,147	294,310,431

End of period†	$404,689,454	$343,615,768	$158,987,304	$138,384,117	$306,542,140	$298,195,147

† Includes accumulated undistributed net investment income (loss)	$(924,499)	$(234,604)	$(474,492)	$(82,054)	$(1,211,978)	$(317,501)

See Notes to Financial Statements

285

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Marsico Focused Growth†		Technology		Small & Mid Cap Value
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(473,562)	$(422,575)	$(100,644)	$(262,976)	$487,078	$2,357,741
Net realized gain (loss) on investments and foreign currencies	24,365,266	15,035,897	3,806,954	6,394,215	38,476,269	93,120,400
Net unrealized gain (loss) on investments and foreign currencies	(619,836)	16,777,936	146,803	3,083,357	(6,104,379)	(41,291,396)

Net increase (decrease) in net assets resulting from operations	23,271,868	31,391,258	3,853,113	9,214,596	32,858,968	54,186,745

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(13,007)	—	—	—	(595,463)
Net investment income — Class 2	—	—	—	—	—	(117,804)
Net investment income — Class 3	—	—	—	—	—	(3,413,923)
Net realized gain on securities — Class 1	—	(10,104,926)	—	—	—	(10,615,899)
Net realized gain on securities — Class 2	—	(831,499)	—	—	—	(2,646,501)
Net realized gain on securities — Class 3	—	(8,786,136)	—	—	—	(87,732,418)

Total distributions to shareholders	—	(19,735,568)	—	—	—	(105,122,008)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(15,313,717)	81,516,102	397,133	(526,493)	(17,356,332)	38,310,371

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,958,151	93,171,792	4,250,246	8,688,103	15,502,636	(12,624,892)

NET ASSETS:
Beginning of period	341,621,709	248,449,917	48,663,366	39,975,263	627,878,283	640,503,175

End of period†	$349,579,860	$341,621,709	$52,913,612	$48,663,366	$643,380,919	$627,878,283

† Includes accumulated undistributed net investment income (loss)	$(473,562)	$—	$(140,439)	$(39,795)	$2,754,739	$2,267,661

†	See Note 1

See Notes to Financial Statements

286

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,615,159	$12,314,407	$5,295,202	$8,346,945	$3,662,246	$5,436,477
Net realized gain (loss) on investments and foreign currencies	9,306,301	16,246,627	9,112,655	24,776,335	1,683,440	17,835,970
Net unrealized gain (loss) on investments and foreign currencies	19,147,724	(54,534,974)	22,464,246	(8,588,261)	10,694,756	(27,793,213)

Net increase (decrease) in net assets resulting from operations	33,069,184	(25,973,940)	36,872,103	24,535,019	16,040,442	(4,520,766)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(4,200,582)	—	(3,038,016)	—	(821,445)
Net investment income — Class 2	—	(139,922)	—	(28,940)	—	(237,472)
Net investment income — Class 3	—	(2,836,645)	—	(194,632)	—	(2,394,334)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(7,177,149)	—	(3,261,588)	—	(3,453,251)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(45,195,155)	42,427,621	44,765,925	100,037,111	69,770,841	2,829,295

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,125,971)	9,276,532	81,638,028	121,310,542	85,811,283	(5,144,722)

NET ASSETS:
Beginning of period	390,247,027	380,970,495	520,722,139	399,411,597	252,009,069	257,153,791

End of period†	$378,121,056	$390,247,027	$602,360,167	$520,722,139	$337,820,352	$252,009,069

† Includes accumulated undistributed net investment income (loss)	$13,966,443	$9,351,284	$13,397,827	$8,102,625	$10,411,311	$6,749,065

See Notes to Financial Statements

287

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015	For the six months ended July 31, 2015 (unaudited)	For the year ended January 31, 2015
OPERATIONS:
Net investment income (loss)	$5,995,574	$6,982,649	$15,431,696	$26,254,277
Net realized gain (loss) on investments and foreign currencies	(10,788,432)	(17,751,156)	28,401,333	11,206,257
Net unrealized gain (loss) on investments and foreign currencies	(19,479,717)	15,519,934	29,135,400	(87,156,393)

Net increase (decrease) in net assets resulting from operations	(24,272,575)	4,751,427	72,968,429	(49,695,859)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,874,169)	—	(6,222,135)
Net investment income — Class 2	—	(59,589)	—	(224,139)
Net investment income — Class 3	—	(1,712,016)	—	(6,427,191)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(4,645,774)	—	(12,873,465)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	35,273,771	66,442,638	37,806,709	311,050,380

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,001,196	66,548,291	110,775,138	248,481,056

NET ASSETS:
Beginning of period	399,241,446	332,693,155	1,161,244,232	912,763,176

End of period†	$410,242,642	$399,241,446	$1,272,019,370	$1,161,244,232

† Includes accumulated undistributed net investment income (loss)	$12,664,517	$6,668,943	$41,444,469	$26,012,773

See Notes to Financial Statements

288

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, thirty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds attempt to achieve their investment goals by investing all or substantially all of their assets in shares of another mutual fund (“Master Fund”) advised by Capital Research and Management Company. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, and The United States Life Insurance Company in the city of New York, a New York life insurer (“USL”). AGL and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective May 1, 2015, the names of the MFS Total Return Portfolio, Alliance Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, and Marsico Focused Growth Portfolio were changed to SA MFS Total Return Portfolio, SA AB Growth Portfolio, SA MFS Massachusetts Investors Trust Portfolio, and SA Marsico Focused Growth Portfolio, respectively.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment goal by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

289

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility by investing in a combination of fixed-income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility by investing, under normal circumstances, at least 65% of net assets in income-producing equity securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500² Composite Stock Price Index (“S&P 500²”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing prinicipally in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA AB Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy competitive advantage and have effective management.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

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The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offer a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities that may include convertible securities.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks, depository receipts and other equity securities of companies in emerging markets outside of the U.S., which its subadviser believes, when compared to developed markets, have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the Seasons Series Trust Cash Management Portfolio (“the Target Portfolio”) were transferred in a tax-free exchange to the SunAmerica Series Trust Cash Management Portfolio (the “Acquiring Portfolio”), in exchange for shares of the Acquiring Portfolio. The reorganization was consummated on March 9, 2015. The Acquiring Portfolio acquired all of the assets and liabilities of the Target Portfolio as shown in the table below.

Class 1 shares of the Target Portfolio were exchanged tax-free for Class 1 shares of the Acquiring Portfolio at an exchange ratio of 1.0076 to 1. Class 2 shares of the Target Portfolio were exchanged tax-free for Class 2 shares of the Acquiring Portfolio at an exchange ratio of 1.0078 to 1. Class 3 shares of the Target Portfolio were exchanged tax-free for Class 3 shares of Acquiring Portfolio at an exchange ratio of 1.0082 to 1. Shares of the Acquiring Portfolio issued in connection with the acquisition of the Target Portfolio were 2,628,860 with the value of $27,373,730. The assets in the investment portfolio of the Target Portfolio with the value of $18,934,043 and identified cost of $18,944,073 as of the date of reorganization, were the principal assets acquired by the Acquiring Portfolio. For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the Acquired Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
Seasons Cash Management Portfolio				$(10,030)
Class 1	114,755	$1,220,270	$10.63
Class 2	823,047	8,670,428	10.53
Class 3	1,670,136	17,483,033	10.47

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio
SunAmerica Cash Management Portfolio				$(51,491)
Class 1	6,329,956	$66,804,055	$10.55
Class 2	1,285,792	13,440,981	10.45
Class 3	15,102,353	156,808,576	10.38

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	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization
SunAmerica Cash Management Portfolio				$(61,521)
Class 1	6,445,581	$68,024,325	$10.55
Class 2	2,115,222	22,111,409	10.45
Class 3	16,786,157	174,291,609	10.38

Assuming the reorganization has been completed on February 1, 2015, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended July 31, 2015, are as follows:

Net investment income (loss)	$(555,329)
Net realized/unrealized gains (losses)	(638)

Change in net assets results from operations	$(555,967)

Note 3.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2015, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

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As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended July 31, 2015, the Global Bond, VCPSM Value, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the VCP Total Return BalancedSM Portfolio also used forward currency contracts to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2015, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

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A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:    Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended July 31, 2015, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, VCP Total Return BalancedSM and VCPSM Value Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. Futures contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2015, the following Portfolios had open futures contracts: Corporate Bond, Global Bond, SA JPMorgan MFS Core Bond, Balanced, VCP Total Return BalancedSM. SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity lndex and Emerging Markets Portfolios, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At July 31, 2015, a portion of the due to/from broker amount as disclosed in the Statements of Assets and Liabilities for the Corporate Bond, Global Bond, SA JPMorgan MFS Core Bond, Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM, Equity Index, and Emerging Markets Portfolios includes amounts set aside for margin requirements for open futures contracts.

Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended July 31, 2015, the SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy and VCP Total Return BalancedSM Portfolios used options

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contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2015, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended July 31, 2015 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2015	2,585,000	$22,857,350	1,360,000	$12,028,500	158	$11,600,000	$120,206
Options written	22,880,000	166,992,670	12,214,000	88,860,913	—	1,600,000	44,691
Options terminated in closing purchase transactions	(22,125,000)	(156,320,982)	(11,770,000)	(82,747,871)	—	(800,000)	(21,503)
Options exercised	—	—	—	—	(79)	—	(28,913)
Options expired (written)	—	—	—	—	(79)	—	(49,532)

Options outstanding as of July 31, 2015	3,340,000	$33,529,038	1,804,000	$18,141,542	—	$12,400,000	$64,949

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:    Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the six months ended July 31, 2015, the Global Bond Portfolio used credit default swaps to manage credit risk (i.e., hedging). The SA JPMorgan MFS Core Bond and VCP Total Return BalancedSM Portfolios also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of July 31, 2015, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

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Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the

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swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of July 31, 2015 for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following the Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:    Certain Portfolios may enter into equity swap agreements (“equity swaps”) a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. During the six months ended July 31, 2015, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2015, VCP Total Return BalancedSM Portfolio had open equity swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:    Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the six months ending July 31, 2015, the Global Bond, and VCP Total Return BalancedSM Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2015, the Global Bond, and VCP Total Return BalancedSM Portfolios had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

At July 31, 2015, the due to/from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Bond and SA JPMorgan MFS Core Bond Portfolios include amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements:    Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the

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Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of July 31, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2015. The derivative contracts held during the six months are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of July 31, 2015, please refer to a schedule following the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(4)	Total
Corporate Bond	$58,593	$—	$—	$—	$—	$—	$—	$—	$58,593
Global Bond	390,133	2,717,820			—		23,622	2,438,467	5,570,042
SA JP Morgan MFS Core Bond	—	—	—	—	—	—	29,801	—	29,801
Balanced	25,496	—	—	—	—	—	—	—	25,496
SunAmerica Dynamic Allocation	—	—	—	—	—	34,043,326	—	—	34,043,326
SunAmerica Dynamic Strategy	—	—	—	4,876,000	—	18,287,916	—	—	23,163,916
VCP Total Return BalancedSM	51,656	14,743	—	76,909	27,318	—	17,956	1,110	189,692
VCPSM Value	—	—	—	—	—	—	—	52,555	52,555
Telecome Utility	—	—	—	—	—	—	—	54,314	54,314
Equity Index	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	1,912,515	1,912,515
International Diversified Equities	—	—	—	—	—	—	—	290,630	290,630
Emerging Markets	—	—	—	27,600	—	—	—	—	27,600

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Forward Exchange Contracts(7)	Total
Corporate Bond	$118,750	$—	$—	$—	$—	$—	$—	$—	$118,750
Global Bond	42,689	2,706,380	—	—	—	—	—	1,795,921	4,544,990
SA JP Morgan MFS Core Bond	35,625	—	—	—	—	—	—	—	35,625
Balanced	—	—	—	2,915	—	—	—	—	2,915
SunAmerica Dynamic Allocation	—	—	—	11,156,500	—	17,507,007	—	—	28,663,507

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	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Forward Exchange Contracts(7)	Total
SunAmerica Dynamic Strategy	$—	$—	$—	$—	$—	$9,469,974	$—	$—	$9,469,974
VCP Total Return BalancedSM	—	48,887	88,279	594,431	—	—	247,683	—	979,280
VCPSM Value	—	—	—	—	—	—	—	94,548	94,548
Telecome Utility	—	—	—	—	—	—	—	3,684	3,684
Equity Index	—	—	—	46,110	—	—	—	—	46,110
International Growth and Income	—	—	—	—	—	—	—	1,829,574	1,829,574
International Diversified Equities	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments, at value
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
Corporate Bond	$(152,767)	SunAmerica Dynamic Strategy	$(9,081,971)
Global Bond	813,814	VCP Total Return BalancedSM	257,612
SA JPMorgan MFS Core Bond	(62,085)	Equity Index	118,884
Balanced	97,157	Emerging Markets	46,394
SunAmerica Dynamic Allocation	(14,380,125)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Foreign Forward Exchange Contracts(2)(5)	Total
Corporate Bond	$(3,131,912)	$—	$—	$—	$—	$—	$—	$—	$(3,131,912)
Global Bond	940,470	97,514	—	—	—	—	127,206	(2,251,477)	(1,086,287)
SA JP Morgan MFS Core Bond	(86,285)	—	—	—	—	—	(161,378)	11,155,043	10,907,380
Balanced	42,468	—	—	25,015	—	—	—	—	67,483
SunAmerica Dynamic Allocation	—	—	—	(92,743,229)	—	(90,840,115)	—	—	(183,583,344)
SunAmerica Dynamic Strategy	—	—	—	(68,494,253)	—	(47,755,932)	—	—	(116,250,185)
VCP Total Return BalancedSM	(31,275)	(2,875)	49,954	4,940,786	2,492,769	49,532	331,707	—	7,830,598
VCPSM Value	(872,367)	—	—	—	—	—	—	(1,270)	(873,637)
Telecome Utility	—	—	—	—	—	—	—	385,679	385,679
Equity Index	—	—	—	547,842	—	—	—	—	547,842
International Growth and Income	—	—	—	—	—	—	—	(621,628)	(621,628)
International Diversified Equities	—	—	—	—	—	—	—	556,006	556,006
Emerging Markets	—	—	—	(103,419)	—	—	—	—	(103,419)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(3)	Swap Contracts(3)	Options*	Futures Contracts(3)	Swap Contracts(3)	Options*	Swap Contracts(1)	Foreign Forward Exchange Contracts(4)	Total
Corporate Bond	$(648,967)	$—	$—	$—	$—	$—	$—	$—	$(648,967)
Global Bond	(4,331,755)	3,490,032	—	—	—	—	15,548	234,699	(591,506)
SA JP Morgan MFS Core Bond	(62,085)	—	—	—	—	—	29,801	(11,155,043)	(11,187,327)
Balanced	(96,702)	—	—	21,880	—	—	—	—	(74,822)
SunAmerica Dynamic Allocation	—	—	—	23,596,824	—	(9,896,233)	—	—	13,700,591
SunAmerica Dynamic Strategy	—	—	—	3,440,282	—	(5,066,656)	—	—	(1,626,374)
VCP Total Return BalancedSM	29,468	(2,895)	(30,669)	3,048,249	27,318	—	(162,723)	13,623	2,922,371

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	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(3)	Swap Contracts(3)	Options*	Futures Contracts(3)	Swap Contracts(3)	Options*	Swap Contracts(1)	Foreign Forward Exchange Contracts(4)	Total
VCPSM Value	$(123,552)	$—	$—	$—	$—	$—	$—	$(266,273)	$(389,825)
Telecome Utility	—	—	—	—	—	—	—	(279,907)	(279,907)
Equity Index	—	—	—	550,613	—	—	—	—	550,613
International Growth and Income	—	—	—	—	—	—	—	738,928	738,928
International Diversified Equities	—	—	—	—	—	—	—	595,234	595,234
Emerging Markets	—	—	—	(11,020)	—	—	—	—	(11,020)

*	Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased(6)	Options Written(1)	Options Purchased(6)	Options Written(1)	Options Purchased(5)	Options Written(3)	Options Purchased(5)	Options Written(3)
SunAmerica Dynamic Allocation	$—	$—	$(157,668,701)	$66,828,586	$—	$—	$(10,428,164)	$531,931
SunAmerica Dynamic Strategy	—	—	(83,069,889)	35,313,957	—	—	(5,585,724)	519,068
VCP Total Return BalancedSM	—	49,954	—	49,532	—	(30,669)	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Net realized gain (loss) on investments (unaffiliated)

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The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2015.

	Average Amount Outstanding During the Year
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(2)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts	Credit Swap Contracts	Total Return Swap Contracts	Written Call Option Contracts(1)	Written Put Option Contracts(1)
Corporate Bond	33,652,995	—	—	—	—	—	—	—
Global Bond	146,286,284	269,829,157	—	429,688,403	7,525,000	7,525,000	—	—
SA JP Morgan MFS Core Bond	12,396,497	—	—	—	3,997,000	—	—	—
Balanced	8,259,809	—	—	—	—	—	—	—
SunAmerica Dynamic Allocation	3,553,781,167	—	78,844,052	—	—	—	11,992,457	—
SunAmerica Dynamic Strategy	1,448,073,250	—	28,236,871	—	—	—	6,418,653	—
VCP Total Return BalancedSM	206,961,453	1,001,171	—	1,841,903	65,600,000	45,296,538	46,248	38,782
VCPSM Value	1,425,387	18,636,845	—	—	—	—	—	—
Telecome Utility	—	6,715,344	—	—	—	—	—	—
Equity Index	18,126,885	—	—	—	—	—	—	—
International Growth and Income	—	81,790,493	—	—	—	—	—	—
International Diversified Equities	—	23,051,071	—	—	—	—	—	—
Emerging Markets	2,875,254	—	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of July 31, 2015. The repurchase agreements held by the Portfolios as of July 31, 2015, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$49,926	$16,026	$—	$65,952	$73,372	$—	$—	$73,372	$(7,420)	$—	$(7,420)
Barclays Bank PLC	168,192	—	—	168,192	62,036	—	—	62,036	106,156	—	106,156
BNP Paribas SA	119,683	123,100	—	242,783	110,504	—	—	110,504	132,279	—	132,279
Citibank N.A. London	189,664	19,170	—	208,834	146,904	80,467	—	227,371	(18,537)	—	(18,537)
Credit Suisse International	120,278	—	—	120,278	44,464	—	—	44,464	75,814	—	75,814
Deutsche Bank AG London	276,139	—	—	276,139	73,581	2,813	—	76,394	199,745	—	199,745
HSBC Bank PLC	102,005	—	—	102,005	141,690	—	—	141,690	(39,685)	—	(39,685)
JPMorgan Chase Bank N.A. London	66,678	—	—	66,678	153,878	2,739	—	156,617	(89,939)	—	(89,939)
Morgan Stanley & Co. International PLC	128,612	35,628	—	164,240	119,965	8,394	—	128,359	35,881	(35,881)	—
Royal Bank of Canada	130,188	—	—	130,188	114,831	—	—	114,831	15,357	—	15,357
Royal Bank of Scotland PLC	61,568	—	—	61,568	240,320	—	—	240,320	(178,752)	—	(178,752)
Standard Chartered Bank	238,233	—	—	238,233	43,296	—	—	43,296	194,937	—	194,937
State Street Bank London	186,079	—	—	186,079	88,549	—	—	88,549	97,530	—	97,530
UBS AG London	295,144	—	—	295,144	193,761	—	—	193,761	101,383	—	101,383
Westpac Banking Corp.	306,078	—	—	306,078	188,770	—	—	188,770	117,308	—	117,308

Total	$2,438,467	$193,924	$—	$2,632,391	$1,795,921	$94,413	$—	$1,890,334	$723,900	$(35,881)	$706,176

	SunAmerica Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG London	$—	$—	$34,043,326	$34,043,326	$—	$—	$17,507,007	$17,507,007	$16,536,319	$(16,536,319)	$—

	SunAmerica Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG London	$—	$—	$18,287,916	$18,287,916	$—	$—	$9,469,974	$9,469,974	$8,817,942	$(8,817,942)	$—

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	VCP Total Return BalancedSM Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America NA	$—	$27,318	$—	$27,318	$—	$—	$—	$—	$27,318	$—	$27,318
Barclays Bank PLC	1,110	—	—	1,110	—	—	—	—	1,110	—	1,110
Goldman Sachs	—	—	—	—	—	—	53,484	53,484	(53,484)	53,484	—
Morgan Stanley	—	—	—	—	—	—	34,795	34,795	(34,795)	—	(34,795)

Total	$1,110	$27,318	$—	$28,428	$—	$—	$88,279	$88,279	$(59,851)	$53,484	$(6,367)

	VCPSM Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$26,529	$—	$—	$26,529	$46,730	$—	$—	$46,730	$(20,201)	$—	$(20,201)
State Street Bank & Trust Co.	26,026	—	—	26,026	47,818	—	—	47,818	(21,792)	—	(21,792)

Total	$52,555	$—	$—	$52,555	$94,548	$—	$—	$94,548	$(41,993)	$—	$(41,993)

	Telecom Utility Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$1,153	$—	$—	$1,153	$(1,153)	$—	$(1,153)
Citibank N.A.	—	—	—	—	1,016	—	—	1,016	(1,016)	—	(1,016)
Credit Suisse International	1,527	—	—	1,527	—	—	—	—	1,527	—	1,527
Deutsche Bank AG	26,733	—	—	26,733	198	—	—	198	26,535	—	26,535
Goldman Sachs International	22,290	—	—	22,290	—	—	—	—	22,290	—	22,290
JPMorgan Chase Bank N.A.	3,624	—	—	3,624	176	—	—	176	3,448	—	3,448
Merrill Lynch International	—	—	—	—	1,141	—	—	1,141	(1,141)	—	(1,141)
Morgan Stanley Capital Services, Inc.	25	—	—	25	—	—	—	—	25	—	25
UBS AG	115	—	—	115	—	—	—	—	115	—	115

Total	$54,314	$—	$—	$54,314	$3,684	$—	$—	$3,684	$50,630	$—	$50,630

	International Growth & Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$69,382	$—	$—	$69,382	$9,557	$—	$—	$9,557	$59,825	$—	$59,825
Barclays Bank PLC	189,217	—	—	189,217	365,147	—	—	365,147	(175,930)	—	(175,930)
Citibank N.A.	140,323	—	—	140,323	72,472	—	—	72,472	67,851	—	67,851
Credit Suisse International	46,775	—	—	46,775	212,546	—	—	212,546	(165,771)	—	(165,771)
Deutsche Bank AG London	109,736	—	—	109,736	2,843	—	—	2,843	106,893	—	106,893
Goldman Sachs International	—	—	—	—	8,524	—	—	8,524	(8,524)	—	(8,524)
HSBC Bank	93,858	—	—	93,858	133,187	—	—	133,187	(39,329)	—	(39,329)
JPMorgan Chase Bank	459,705	—	—	459,705	393,761	—	—	393,761	65,944	—	65,944
State Street Bank and Trust Co.	416,741	—	—	416,741	426,812	—	—	426,812	(10,071)	—	(10,071)
UBS AG	313,899	—	—	313,899	163,436	—	—	163,436	150,463	—	150,463
Westpac Banking Corp.	72,879	—	—	72,879	41,289	—	—	41,289	31,590	—	31,590

Total	$1,912,515	$—	$—	$1,912,515	$1,829,574	$—	$—	$1,829,574	$82,941	$—	$82,941

	International Diversified Equities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Commonwealth Bank of Australia	$290,630	$—	$—	$290,630	$—	$—	$—	$—	$290,630	$—	$290,630

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of July 31, 2015, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	5.21%	$19,930,000
Equity Index	4.53	17,337,000
“Dogs” of Wall Street	0.79	3,008,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 31, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $382,466,000 a repurchase price of $382,466,000 and a maturity date of August 3, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	12/31/17	$100,000,000	$99,930,400
U.S. Treasury Bonds	3.38	11/15/19	50,000,000	54,439,050
U.S. Treasury Bonds	2.13	8/15/21	181,350	186,375,753
U.S. Treasury Bonds	1.75	5/15/22	50,000,000	49,375,000

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    During the six months ended July 31, 2015, the Balanced and SA MFS Total Return Bond Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Balanced and SA MFS Total Return Bond Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs. For the six months ended July 31, 2015, the Balanced and SA MFS Total Return Bond Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $109,119 and ($16,485), respectively.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward

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commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended July 31, 2015, the SA JPMorgan MFS Core Bond, Balanced and SA MFS Total Return Bond Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for

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unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013 or expected to be taken in each Portfolio’s 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Note 4.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2015
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(9,488,913)	$(53,545)	$—	$—
Corporate Bond	67,491,910	5,457,751	92,597,048	57,737,654	4,534,484
Global Bond	314,381	1,861,312	(12,379,562)	—	—
High-Yield Bond	26,992,452	(27,610,843)	(17,063,084)	23,600,115	—
SA JPMorgan MFS Core Bond	49,055,506	20,001,599	6,933,612	20,537,087	—
Balanced	5,280,447	15,276,270	20,736,739	2,795,701	—
SA MFS Total Return	13,097,227	(4,427,538)	103,692,547	12,459,322	—
SunAmerica Dynamic Allocation	108,515,531	86,713,527	550,845,246	52,909,406	49,977,739
SunAmerica Dynamic Strategy	44,027,037	6,705,084	195,038,980	16,472,205	799,620
VCP Total Return BalancedSM	107,615	—	2,872,316	2,470,644	4,866,841
VCPSM Value	1,021,534	—	2,734,514	3,858,437	1,448,391
Telecom Utility	2,285,907	(693,856)	4,661,147	1,383,955	—
Equity Index	25,260,100	9,253,138	144,453,885	11,939,753	2,644,067
Growth-Income	18,815,356	37,318,831	143,697,193	13,630,321	28,742,501
Equity Opportunities	1,620,999	13,560,541	12,642,426	794,768	—
Davis Venture Value	5,212,111	209,801,913	378,198,110	11,512,240	119,260,101
“Dogs” of Wall Street	11,877,457	15,561,603	17,254,248	8,683,617	5,987,717
SA AB Growth	475,305	51,096,415	90,965,605	—	—
Capital Growth	61,719	5,494,468	10,518,094	19,227	—
SA MFS Massachusetts Investor Trust	14,247,651	48,251,934	188,759,981	8,519,610	38,696,134
Fundamental Growth	—	40,630,241	25,443,736	—	—
Blue Chip Growth	6,440,886	3,558,395	25,533,105	15,208,028	886,802
Real Estate	29,681,822	20,081,970	85,742,766	5,412,073	36,982,864
Small Company Value	1,032,418	36,304,269	78,472,822	1,924,293	15,086,188
Mid-Cap Growth	2,705,935	27,544,379	62,750,873	—	27,825,078
Aggressive Growth	—	(47,555,892)	21,794,084	—	—
Growth Opportunities	—	37,328,768	43,305,936	7,394,469	32,189,160
SA Marsico Focused Growth	1,362,353	12,940,886	62,431,612	2,854,241	16,881,327
Technology	—	(6,066,704)	9,398,957	—	—
Small & Mid Cap Value	8,704,953	84,413,713	68,886,775	23,590,133	81,531,875
International Growth and Income	9,081,947	(126,275,111)	3,136,748	7,177,149	—
Global Equities	8,689,818	1,358,698	35,639,139	3,261,588	—
International Diversified Equities	6,499,218	(2,609,791)	6,173,125	3,453,251	—
Emerging Markets	7,346,571	(65,511,464)	(6,060,209)	4,645,774	—
Foreign Value	26,150,517	(7,377,083)	87,618,064	12,873,465	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2015, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†				Unlimited†
	2016	2017	2018	2019	ST	LT
Cash Management	$555,721	$5,000,741	$59,684	$—	$—	$3,872,767
Corporate Bond	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—
High-Yield Bond	—	—	27,610,843	—	—	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—
Balanced	—	—	—	—	—	—

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Portfolio	Capital Loss Carryforward†				Unlimited†
	2016	2017	2018	2019	ST	LT
SA MFS Total Return	$—	$—	$4,427,538	$—	$—	$—
SunAmerica Dynamic Allocation	—	—	—	—	—	—
SunAmerica Dynamic Strategy	—	—	—	—	—	—
VCP Total Return BalancedSM	—	—	—	—	—	—
VCPSM Value	—	—	—	—	—	—
Telecom Utility	—	—	158,569	535,287	—	—
Equity Index	—	—	—	—	—	—
Growth-Income	—	—	—	—	—	—
Equity Opportunities	—	—	—	—	—	—
Davis Venture Value	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—	—
SA AB Growth	—	—	—	—	—	—
Capital Growth	—	—	—	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—	—	—	—
Fundamental Growth	—	—	—	—	—	—
Blue Chip Growth	—	—	—	—	—	—
Real Estate	—	—	—	—	—	—
Small Company Value	—	—	—	—	—	—
Mid-Cap Growth	—	—	—	—	—	—
Aggressive Growth	—	47,005,716	550,176	—	—	—
Growth Opportunities	—	—	—	—	—	—
SA Marsico Focused Growth	—	—	—	—	—	—
Technology	—	932,706	5,133,998	—	—	—
Small & Mid Cap Value	—	—	—	—	—	—
International Growth and Income	—	—	126,275,111	—	—	—
Global Equities	—	—	—	—	—	—
International Diversified Equities	—	—	2,609,791	—	—	—
Emerging Markets	—	11,183,037	7,578,922	—	15,182,848	31,566,657
Foreign Value	—	—	7,377,083	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2015, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$94,459	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	2,901,245	6,211,948
SA JPMorgan MFS Core Bond	—	—	—
Balanced	—	—	—
SA MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	—	—
SunAmerica Dynamic Strategy	—	—	—
VCP Total Return BalancedSM	1,418,898	1,526,633	2,387,471
VCPSM Value	—	236,105	29,551
Telecom Utility	—	—	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
Davis Venture Value	—	—	—
“Dogs” of Wall Street	—	—	—
SA AB Growth	—	—	—
Capital Growth	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—

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Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Fundamental Growth	$93,152	$—	$—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	—	—	—
Aggressive Growth	82,055	985,136	—
Growth Opportunities	317,501	—	—
SA Marsico Focused Growth	—	—	—
Technology	39,793	—	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	—	—
Emerging Markets	—	—	—
Foreign Value	—	4,657,882	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$6,904	$(71,449)	$(64,545)	$283,354,852
Corporate Bond	62,664,358	(29,568,775)	33,095,583	1,750,254,507
Global Bond	4,218,023	(21,746,540)	(17,528,517)	498,742,435
High-Yield Bond	6,143,467	(25,489,745)	(19,346,278)	528,595,333
SA JPMorgan MFS Core Bond	4,672,248	(36,777,397)	(32,105,149)	2,071,256,876
Balanced	24,855,470	(6,153,579)	18,701,891	221,924,201
SA MFS Total Return	107,708,216	(10,302,306)	97,405,910	500,785,151
SunAmerica Dynamic Allocation	834,113,326	(78,744,940)	755,368,386	10,132,185,185
SunAmerica Dynamic Strategy	328,454,628	(21,436,946)	307,017,682	5,598,956,751
VCP Total Return BalancedSM	427,630	(652,955)	(225,325)	378,559,756
VCPSM Value	23,833,645	(11,908,802)	11,924,843	459,361,754
Telecom Utility	5,276,332	(2,926,543)	2,349,789	48,905,908
Equity Index	234,782,847	(36,236,825)	198,546,022	1,143,266,561
Growth-Income	161,072,479	(18,424,333)	142,648,146	873,737,706
Equity Opportunities	35,477,115	(11,252,667)	24,224,448	281,031,276
Davis Venture Value	509,586,335	(70,561,689)	439,024,646	963,246,849
“Dogs” of Wall Street	30,088,361	(10,157,811)	19,930,550	301,011,545
SA AB Growth	104,652,504	(6,313,084)	98,339,420	420,672,413
Capital Growth	20,302,831	(1,940,816)	18,362,015	100,951,220
SA MFS Massachusetts Investors Trust	232,645,476	(22,808,501)	209,836,975	930,501,841
Fundamental Growth	32,844,521	(3,614,549)	29,229,972	221,221,794
Blue Chip Growth	64,247,289	(7,788,219)	56,459,070	431,421,330
Real Estate	39,903,523	(11,891,221)	28,012,302	428,818,803
Small Company Value	100,457,483	(25,142,008)	75,315,475	446,119,466
Mid-Cap Growth	91,385,400	(5,477,351)	85,908,049	317,716,916
Aggressive Growth	32,585,708	(2,446,972)	30,138,736	130,263,881
Growth Opportunities	60,954,100	(11,112,885)	49,841,215	257,749,078
SA Marsico Focused Growth	67,131,413	(5,319,354)	61,812,059	293,187,297
Technology	11,329,712	(1,713,657)	9,616,055	44,278,398
Small & Mid Cap Value	102,313,223	(39,530,827)	62,782,396	574,281,127
International Growth and Income	47,789,148	(25,875,433)	21,913,715	356,542,562
Global Equities	73,829,670	(15,625,374)	58,204,296	542,230,306
International Diversified Equities	27,284,116	(10,950,095)	16,334,021	312,733,951
Emerging Markets	28,319,277	(53,749,549)	(25,430,272)	427,727,696
Foreign Value	235,906,667	(118,982,706)	116,923,961	1,152,424,801

Note 5.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios

307

pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA JPMorgan MFS Core Bond(6)	> $0	0.600%
Balanced	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SunAmerica Dynamic Allocation	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SunAmerica Dynamic Strategy	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
VCP Total Return	$0-$750 million	0.860%
BalancedSM	> $750 million	0.850%
	> $1.5 billion	0.820%
VCPSM Value	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
Equity Index(7)	> $0	0.400%
Growth-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
Equity Opportunities	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%

Portfolio	Assets	Management Fees
Davis Venture Value	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
“Dogs” of Wall Street	> $0	0.600%
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
Capital Growth(5)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
SA MFS Massachusetts	$0-$600 million	0.700%
Investors Trust	> $600 million	0.650%
	> $1.5 billion	0.600%
Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%
Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
Small Company Value	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Marsico Focused Growth	> $0	0.850%
Technology(3)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
International Growth and	$0-$150 million	1.000%
Income(2)	> $150 million	0.900%
	> $300 million	0.800%
Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
International Diversified	$0-$250 million	0.850%
Equities	> $250 million	0.800%
	> $500 million	0.750%

308

Portfolio	Assets	Management Fees
Emerging Markets(4)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%

Portfolio	Assets	Management Fees
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios. Effective March 9, 2015, the Seasons Series Trust Cash Management Portfolio merged with the SunAmerica Series Trust Cash Management Portfolio.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(4)	The Adviser is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(5)	The Advisor is contractually obligated to waive its advisory fee with respect to the Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets.
(6)	The Adviser contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2017.
(7)	The Adviser agreed to waive 0.05% of the investment advisory fees for Equity Index Portfolio through April 30, 2016.

For the six months ended July 31, 2015, the amount of the investment advisory fees waived were $968,018, $323,653, $74,956, $26,538, $97,201 and $181,838 for the SA JPMorgan MFS Core Bond Portfolio, Equity Index Portfolio, Capital Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio)
SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio)
SA AB Growth
Small & Mid Cap Value

BofA Advisors, LLC	Cash Management

Boston Company Asset Management, LLC	Capital Growth

Columbia Management Investment Advisers, LLC	Technology

Davis Selected Advisers L.P.	Davis Venture Value
(dba — Davis Advisors)

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	VCPSM Value
Growth Opportunities

J.P. Morgan Investment Management, Inc.	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)
Balanced
Growth-Income
Mid-Cap Growth
Global Equities
Emerging Markets

Marsico Capital Management, LLC	SA Marsico Focused Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA MFS Total Return
Telecom Utility
SA MFS Massachusetts Investors Trust
Blue Chip Growth

309

Subadviser	Portfolio

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities

Pacific Investment Management Company, LLC (PIMCO)	VCP Total Return BalancedSM

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Pyramis Global Advisers, LLC	Real Estate

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth
Aggressive Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
SA JPMorgan MFS Core Bond(5)	> $0	0.130%
Balanced	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
SA MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SunAmerica Dynamic	$0-$500 million	0.240%
Allocation(3)	> $500 million	0.210%
	> $1.5 billion	0.190%
SunAmerica Dynamic	$0-$500 million	0.240%
Strategy(3)	> $500 million	0.210%
	> $1.5 billion	0.190%
VCP Total Return	$0-$750 million	0.360%
BalancedSM	> $750 million	0.35%
	> $1.5 billion	0.320%
VCPSM Value	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
Growth-Income	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%

Portfolio	Assets	Subadvisory Fees
Equity Opportunities	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
Davis Venture Value	$0-$100 million	0.450%
	> $100 million	0.400%
	> $500 million	0.350%
SA AB Growth	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
Capital Growth(4)	$0-$100 million	0.300%
	> $100 million	0.250%
SA MFS Massachusetts	$0-$250 million	0.375%
Investors Trust	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%
Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%
Blue Chip Growth	$0-$50 million	0.325%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%
Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%
Small Company Value	$0-$200 million	0.600%
	> $200 million	0.520%
	> $500 million	0.500%
Mid-Cap Growth	$0-$100 million	0.420%
	> $100 million	0.400%
Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
Growth Opportunities	> $0	0.500%
SA Marsico Focused Growth	> $0	0.450%
Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
International Growth and	$0-$150 million	0.650%
Income (2)	> $150 million	0.550%
	> $300 million	0.450%
Global Equities	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%

310

Portfolio	Assets	Subadvisory Fees
International Diversified	When Assets are under
Equities	$175 million:
	$0-$25 million	0.800%
	> $25 million	0.600%
	> $50 million	0.500%
	$75 million-$175 million	0.400%
	When Assets are over
	$175 million:
	$0-$350 million	0.450%
	> $350 million	0.400%
	> $750 million	0.370%

Portfolio	Assets	Subadvisory Fees
Emerging Markets	> $0	0.600%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated. Effective March 9, 2015, the Seasons Series Trust Cash Management Portfolio merged with the SunAmerica Series Trust Cash Management Portfolio.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolio.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(4)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated.
(5)	The rate represents the aggregate fee paid to JP Morgan Investment Management, Inc. and Massachusetts Financial Services Company.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2016 for VCP Total Return BalancedSM and VCPSM Value Portfolios. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1
VCP Total Return BalancedSM	1.16%
VCPSM Value	1.23%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
Cash Management	0.45%	0.60%	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the six months ended July 31, 2015, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Cash Management	$100,643
VCP Total Returned BalancedSM	25,414
VCPSM Value	21,508

311

For the six months ended July 31, 2015, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2015	January 31, 2016	January 31, 2017	July 31, 2017
Cash Management	$—	$91,756	$154,489	$100,643
VCP Total Returned BalancedSM	8,138	94,023	82,235	25,414
VCPSM Value	28,235	97,636	56,784	21,508

The Trust has entered into the Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement. Accordingly, For the six months ended July 31, 2015, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, For the six months ended July 31, 2015, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 6.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended July 31, 2015, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Balanced	$882
SA MFS Total Return	677
VCPSM Value Portfolio	1,798
Telecom Utility	953
Growth-Income	2,748
Davis Venture Value	16,143
SA AB Growth	6,493
Capital Growth	5,030
SA MFS Massachusetts Investors Trust	4,225
Fundamental Growth	10,471
Real Estate	13,899
Mid-Cap Growth	3,778
Aggressive Growth	8,963
Growth Opportunities	9,181
SA Marsico Focused Growth	2,392
Technology	9,048
Small & Mid Cap Value	26,952
International Growth and Income	1,831
Global Equities	2,903
International Diversified Equities	11,858
Emerging Markets	796
Foreign Value	8,178

Note 7.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended July 31, 2015 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Cash Management	$—	$—	$—	$—
Corporate Bond	276,980,440	137,624,148	13,919,531	21,942,070
Global Bond	150,456,352	104,970,065	43,938,528	67,149,520

312

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
High-Yield Bond	$246,330,143	$201,372,756	$—	$—
SA JPMorgan MFS Core Bond	607,241,762	122,239,741	614,086,927	753,025,164
Balanced	55,505,243	56,289,805	27,085,060	23,437,645
SA MFS Total Return	65,997,007	97,000,979	48,303,275	40,912,137
SunAmerica Dynamic Allocation	1,138,080,229	301,120,316	460,529,122	239,149,564
SunAmerica Dynamic Strategy	769,819,842	191,688,065	265,982,581	113,296,361
VCP Total Return BalancedSM	18,294,742	853,565	73,260,385	48,761,343
VCPSM Value	195,386,752	24,591,923	181,869,326	141,484,387
Telecom Utility	10,207,280	11,704,339	—	—
Equity Index	281,762,344	169,837,514	—	—
Growth-Income	201,116,652	128,178,521	—	—
Equity Opportunities	102,716,538	77,215,819	—	—
Davis Venture Value	201,128,106	211,411,479	—	—
“Dogs” of Wall Street	116,020,951	86,652,954	—	—
SA AB Growth	170,434,668	167,328,955	—	—
Capital Growth	42,074,241	25,453,081	—	—
SA MFS Massachusetts Investors Trust	152,991,853	231,409,274	—	—
Fundamental Growth	181,201,829	161,365,817	—	—
Blue Chip Growth	161,514,265	126,625,812	—	—
Real Estate	189,966,010	193,478,033	—	—
Small Company Value	111,593,162	102,434,219	—	—
Mid Cap Growth	115,577,585	108,965,284	—	—
Aggressive Growth	77,352,431	75,230,541	—	—
Growth Opportunities	96,792,414	123,029,842	—	—
SA Marsico Focused Growth	134,147,397	132,903,891	—	—
Technology	16,821,616	17,174,419	—	—
Small & Mid Cap Value	125,412,089	160,678,334	—	—
International Growth and Income	63,817,969	99,769,244	—	—
Global Equities	246,692,171	203,426,870	—	—
International Diversified Equities	119,668,518	48,702,998	—	—
Emerging Markets	148,288,432	104,139,048	—	—
Foreign Value	221,255,942	147,429,406	—	—

Note 8.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,955,557	$20,628,849	5,036,005	$53,231,846	293,373	$3,064,540	889,450	$9,323,079
Shares issued in merger@	115,626	1,220,270	—	—	829,430	8,670,428	—	—
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,604,508)	(27,479,209)	(5,663,274)	(59,862,500)	(567,900)	(5,932,580)	(1,178,755)	(12,355,778)

Net increase (decrease)	(533,325)	$(5,630,090)	(627,269)	$(6,630,654)	554,903	$5,802,388	(289,305)	$(3,032,699)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	11,955,736	$124,028,346	21,830,401	$227,341,656
Shares issued in merger@	1,683,804	17,483,033	—	—
Reinvested dividends	—	—	—	—
Shares redeemed	(11,062,629)	(114,780,272)	(23,450,253)	(244,208,523)

Net increase (decrease)	2,576,911	$26,731,107	(1,619,852)	$(16,866,867)

@	See Note 2

313

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,274,137	$99,936,877	21,491,683	$296,476,730	59,923	$828,925	80,723	$1,106,503
Reinvested dividends	—	—	2,133,497	28,841,732	—	—	80,555	1,088,188
Shares redeemed	(924,912)	(12,697,572)	(2,415,113)	(33,277,459)	(174,096)	(2,385,733)	(403,707)	(5,550,227)

Net increase (decrease)	6,349,225	$87,239,305	21,210,067	$292,041,003	(114,173)	$(1,556,808)	(242,429)	$(3,355,536)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	2,609,101	$35,531,062	5,500,504	$75,178,762
Reinvested dividends	—	—	2,405,296	32,342,217
Shares redeemed	(4,120,447)	(56,191,765)	(9,103,322)	(124,619,201)

Net increase (decrease)	(1,511,346)	$(20,660,703)	(1,197,522)	$(17,098,222)

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,875,564	$31,017,494	5,555,457	$63,348,069	31,231	$334,579	113,864	$1,285,689
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(402,132)	(4,328,530)	(821,758)	(9,368,606)	(103,512)	(1,100,930)	(266,469)	(2,992,452)

Net increase (decrease)	2,473,432	$26,688,964	4,733,699	$53,979,463	(72,281)	$(766,351)	(152,605)	$(1,706,763)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	2,176,531	$23,051,180	4,167,571	$46,707,438
Reinvested dividends	—	—	—	—
Shares redeemed	(1,829,323)	(19,371,622)	(3,637,066)	(40,788,734)

Net increase (decrease)	347,208	$3,679,558	530,505	$5,918,704

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,829,824	$34,476,384	16,863,954	$102,918,029	121,308	$711,629	420,371	$2,554,965
Reinvested dividends	—	—	2,338,498	13,708,320	—	—	119,361	699,013
Shares redeemed	(2,050,347)	(12,171,215)	(6,173,005)	(37,723,928)	(288,819)	(1,711,144)	(995,995)	(6,044,257)

Net increase (decrease)	3,779,477	$22,305,169	13,029,447	$78,902,421	(167,511)	$(999,515)	(456,263)	$(2,790,279)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	6,430,777	$37,891,308	9,841,164	$59,058,266
Reinvested dividends	—	—	1,576,522	9,192,782
Shares redeemed	(8,439,007)	(49,725,143)	(11,237,726)	(67,999,917)

Net increase (decrease)	(2,008,230)	$(11,833,835)	179,960	$251,131

314

	SunAmerica JP Morgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,528,877	$223,762,692	31,875,330	$286,536,671	28,354	$256,308	151,389	$1,350,320
Reinvested dividends	—	—	1,080,465	9,710,296	—	—	19,843	177,573
Shares redeemed	(2,793,913)	(25,333,876)	(2,324,547)	(20,879,001)	(228,650)	(2,074,049)	(646,919)	(5,780,283)

Net increase (decrease)	21,734,964	$198,428,816	30,631,248	$275,367,966	(200,296)	$(1,817,741)	(475,687)	$(4,252,390)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	4,232,459	$38,059,903	9,505,497	$84,589,123
Reinvested dividends	—	—	1,195,730	10,649,218
Shares redeemed	(6,329,441)	(56,945,151)	(16,907,463)	(150,484,644)

Net increase (decrease)	(2,096,982)	$(18,885,248)	(6,206,236)	$(55,246,303)

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	115,280	$2,443,057	253,299	$5,052,177	15,718	$333,166	54,249	$1,072,704
Reinvested dividends	—	—	63,503	1,243,235	—	—	7,331	143,339
Shares redeemed	(292,501)	(6,197,420)	(817,427)	(16,338,326)	(34,182)	(723,306)	(93,005)	(1,854,740)

Net increase (decrease)	(177,221)	$(3,754,363)	(500,625)	$(10,042,914)	(18,464)	$(390,140)	(31,425)	$(638,697)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	639,330	$13,476,674	1,401,196	$28,125,325
Reinvested dividends	—	—	72,227	1,409,127
Shares redeemed	(629,147)	(13,266,437)	(1,141,819)	(22,832,496)

Net increase (decrease)	10,183	$210,237	331,604	$6,701,956

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	64,605	$1,269,578	137,164	$2,598,027	5,988	$117,253	19,805	$377,797
Reinvested dividends	—	—	278,144	5,119,576	—	—	42,133	775,654
Shares redeemed	(903,237)	(17,760,375)	(2,176,656)	(41,145,921)	(196,610)	(3,865,346)	(414,037)	(7,829,414)

Net increase (decrease)	(838,632)	$(16,490,797)	(1,761,348)	$(33,428,318)	(190,622)	$(3,748,093)	(352,099)	$(6,675,963)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	558,226	$10,937,123	962,767	$18,197,172
Reinvested dividends	—	—	357,256	6,564,092
Shares redeemed	(1,564,566)	(30,691,131)	(3,184,334)	(60,034,483)

Net increase (decrease)	(1,006,340)	$(19,754,008)	(1,864,311)	$(35,273,219)

315

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	105,545,975	$1,363,733,981	258,318,273	$3,259,074,894
Reinvested dividends	—	—	8,412,067	102,887,145
Shares redeemed	(3,711,849)	(47,925,482)	(4,052,961)	(51,290,118)

Net increase (decrease)	101,834,126	$1,315,808,499	262,677,379	$3,310,671,921

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	72,399,169	$926,512,024	192,119,010	$2,396,680,148
Reinvested dividends	—	—	1,418,722	17,271,825
Shares redeemed	(2,402,734)	(30,717,404)	(2,887,949)	(36,153,362)

Net increase (decrease)	69,996,435	$895,794,620	190,649,783	$2,377,798,611

	VCP Total Return BalancedSM Portfolio
	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	15,435,191	$169,345,128	14,363,240	$156,758,273
Reinvested dividends	—	—	688,920	7,337,485
Shares redeemed	(86,412)	(946,300)	(1,220,787)	(12,935,466)

Net increase (decrease)	15,348,779	$168,398,828	13,831,373	$151,160,292

	VCPSM Value Portfolio
	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	18,329,013	$217,687,319	14,572,843	$168,651,179
Reinvested dividends	—	—	462,711	5,306,828
Shares redeemed	(467,592)	(5,526,638)	(1,288,782)	(14,734,465)

Net increase (decrease)	17,861,421	$212,160,681	13,746,772	$159,223,542

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,411	$226,577	72,716	$1,127,598	681	$10,573	16,380	$254,947
Reinvested dividends	—	—	41,672	630,009	—	—	4,088	61,589
Shares redeemed	(160,003)	(2,506,695)	(242,744)	(3,793,066)	(17,099)	(268,918)	(29,712)	(466,034)

Net increase (decrease)	(145,592)	$(2,280,118)	(128,356)	$(2,035,459)	(16,418)	$(258,345)	(9,244)	$(149,498)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	160,211	$2,492,471	531,704	$8,239,818
Reinvested dividends	—	—	46,163	692,357
Shares redeemed	(236,665)	(3,690,547)	(487,320)	(7,498,773)

Net increase (decrease)	(76,454)	$(1,198,076)	90,547	$1,433,402

316

	Equity Index Portfolio
	Class 1
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	7,328,590	$131,897,487	24,672,583	$413,377,880
Reinvested dividends	—	—	896,243	14,583,820
Shares redeemed	(2,176,271)	(39,509,947)	(3,764,788)	(60,992,946)

Net increase (decrease)	5,152,319	$92,387,540	21,804,038	$366,968,754

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,473,456	$80,496,982	6,630,416	$207,360,043	9,991	$322,713	16,435	$500,597
Reinvested dividends	—	—	1,096,565	32,313,412	—	—	19,392	570,944
Shares redeemed	(1,357,081)	(44,352,146)	(944,184)	(29,477,284)	(20,300)	(658,330)	(94,578)	(2,929,570)

Net increase (decrease)	1,116,375	$36,144,836	6,782,797	$210,196,171	(10,309)	$(335,617)	(58,751)	$(1,858,029)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	497,674	$16,047,489	1,283,770	$39,686,942
Reinvested dividends	—	—	323,159	9,488,466
Shares redeemed	(276,887)	(8,943,387)	(882,706)	(27,749,920)

Net increase (decrease)	220,787	$7,104,102	724,223	$21,425,488

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,589,093	$31,607,313	3,038,743	$55,602,565	3,590	$70,250	20,451	$366,249
Reinvested dividends	—	—	34,936	626,491	—	—	971	17,397
Shares redeemed	(224,987)	(4,431,600)	(457,143)	(8,332,409)	(20,830)	(410,903)	(80,607)	(1,481,894)

Net increase (decrease)	1,364,106	$27,175,713	2,616,536	$47,896,647	(17,240)	$(340,653)	(59,185)	$(1,098,248)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	285,942	$5,610,718	1,292,878	$23,523,049
Reinvested dividends	—	—	8,435	150,880
Shares redeemed	(234,032)	(4,597,939)	(659,382)	(12,046,263)

Net increase (decrease)	51,910	$1,012,779	641,931	$11,627,666

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,049,504	$29,820,328	3,267,915	$93,522,246	14,038	$403,760	32,662	$934,167
Reinvested dividends	—	—	2,599,949	66,678,490	—	—	241,884	6,201,861
Shares redeemed	(1,467,902)	(41,873,871)	(3,173,092)	(90,701,234)	(197,597)	(5,609,735)	(479,642)	(13,679,189)

Net increase (decrease)	(418,398)	$(12,053,543)	2,694,772	$69,499,502	(183,559)	$(5,205,975)	(205,096)	$(6,543,161)

317

	Davis Venture Value Portfolio
	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	368,890	$10,443,455	930,299	$26,535,915
Reinvested dividends	—	—	2,264,580	57,891,990
Shares redeemed	(1,750,394)	(49,653,817)	(3,629,703)	(102,962,288)

Net increase (decrease)	(1,381,504)	$(39,210,362)	(434,824)	$(18,534,383)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,320,101	$17,911,420	4,223,298	$55,977,461	9,552	$128,935	26,896	$352,638
Reinvested dividends	—	—	612,905	7,732,776	—	—	33,481	421,858
Shares redeemed	(218,761)	(2,972,883)	(541,287)	(7,153,197)	(39,653)	(536,390)	(184,598)	(2,432,832)

Net increase (decrease)	1,101,340	$14,938,537	4,294,916	$56,557,040	(30,101)	$(407,455)	(124,221)	$(1,658,336)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	838,519	$11,294,123	2,472,599	$32,340,522
Reinvested dividends	—	—	519,515	6,516,700
Shares redeemed	(635,445)	(8,569,335)	(1,518,771)	(19,837,104)

Net increase (decrease)	203,074	$2,724,788	1,473,343	$19,020,118

	SA AB Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	858,787	$38,202,872	1,090,717	$40,860,205	7,782	$339,188	16,582	$620,215
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(700,210)	(30,172,238)	(1,011,667)	(37,766,616)	(55,218)	(2,380,478)	(132,667)	(4,982,797)

Net increase (decrease)	158,577	$8,030,634	79,050	$3,093,589	(47,436)	$(2,041,290)	(116,085)	$(4,362,582)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	167,486	$7,174,232	304,985	$11,448,830
Reinvested dividends	—	—	—	—
Shares redeemed	(335,827)	(14,393,205)	(869,762)	(32,393,651)

Net increase (decrease)	(168,341)	$(7,218,973)	(564,777)	$(20,944,821)

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,644,873	$23,081,294	2,735,533	$34,775,273	17	$240	8,031	$100,083
Reinvested dividends	—	—	1,548	19,227	—	—	—	—
Shares redeemed	(54,637)	(764,623)	(120,393)	(1,554,473)	(8,394)	(114,358)	(65,723)	(797,792)

Net increase (decrease)	1,590,236	$22,316,671	2,616,688	$33,240,027	(8,377)	$(114,118)	(57,692)	$(697,709)

318

	Capital Growth Portfolio
	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	189,097	$2,599,992	175,677	$2,176,328
Reinvested dividends	—	—	—	—
Shares redeemed	(393,997)	(5,379,332)	(814,498)	(10,252,928)

Net increase (decrease)	(204,900)	$(2,779,340)	(638,821)	$(8,076,600)

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,993,674	$66,712,364	11,797,252	$251,207,281	1,308	$28,679	23,681	$495,043
Reinvested dividends	—	—	1,480,766	29,455,281	—	—	26,115	519,506
Shares redeemed	(6,419,316)	(145,335,911)	(482,297)	(10,251,011)	(66,655)	(1,488,870)	(119,486)	(2,539,932)

Net increase (decrease)	(3,425,642)	$(78,623,547)	12,795,721	$270,411,551	(65,347)	$(1,460,191)	(69,690)	$(1,525,383)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	591,516	$13,144,594	1,655,698	$34,961,208
Reinvested dividends	—	—	869,500	17,240,957
Shares redeemed	(971,871)	(21,654,126)	(2,723,079)	(58,061,019)

Net increase (decrease)	(380,355)	$(8,509,532)	(197,881)	$(5,858,854)

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	899,796	$25,003,374	446,287	$11,525,189	209	$5,672	5,806	$139,233
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(165,520)	(4,564,516)	(3,788,390)	(95,710,392)	(7,682)	(209,018)	(23,868)	(593,457)

Net increase (decrease)	734,276	$20,438,858	(3,342,103)	$(84,185,203)	(7,473)	$(203,346)	(18,062)	$(454,224)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	59,777	$1,600,036	183,805	$4,486,655
Reinvested dividends	—	—	—	—
Shares redeemed	(287,830)	(7,758,215)	(695,701)	(17,327,609)

Net increase (decrease)	(228,053)	$(6,158,179)	(511,896)	$(12,840,954)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,208,327	$34,153,471	28,627,850	$281,451,419	8,203	$86,937	51,091	$508,778
Reinvested dividends	—	—	1,243,417	11,514,203	—	—	17,216	158,938
Shares redeemed	(146,714)	(1,548,275)	(270,617)	(2,591,769)	(33,095)	(352,076)	(65,887)	(652,567)

Net increase (decrease)	3,061,613	$32,605,196	29,600,650	$290,373,853	(24,892)	$(265,139)	2,420	$15,149

319

	Blue Chip Growth Portfolio
	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	985,940	$10,430,829	2,255,097	$22,247,431
Reinvested dividends	—	—	481,217	4,421,689
Shares redeemed	(848,003)	(8,961,964)	(1,665,753)	(16,508,874)

Net increase (decrease)	137,937	$1,468,865	1,070,561	$10,160,246

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,102,003	$18,631,115	3,903,144	$63,317,410	12,663	$205,579	22,878	$371,796
Reinvested dividends	—	—	1,113,567	16,487,776	—	—	52,969	782,514
Shares redeemed	(1,693,987)	(28,737,062)	(425,679)	(6,901,432)	(58,832)	(984,956)	(164,028)	(2,619,644)

Net increase (decrease)	(591,984)	$(10,105,947)	4,591,032	$72,903,754	(46,169)	$(779,377)	(88,181)	$(1,465,334)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,600,957	$25,230,648	862,781	$13,964,647
Reinvested dividends	—	—	1,708,891	25,124,648
Shares redeemed	(1,609,854)	(26,901,351)	(6,033,813)	(96,758,263)

Net increase (decrease)	(8,897)	$(1,670,703)	(3,462,141)	$(57,668,968)

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,279,912	$31,969,315	4,104,633	$103,766,270	286,230	$7,109,615	1,135,796	$28,006,469
Reinvested dividends	—	—	379,906	8,522,949	—	—	380,833	8,487,532
Shares redeemed	(619,616)	(15,314,560)	(29,870)	(763,234)	(735,635)	(18,291,499)	(1,766,071)	(44,102,210)

Net increase (decrease)	660,296	$16,654,755	4,454,669	$111,525,985	(449,405)	$(11,181,884)	(249,442)	$(7,608,209)

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,469,233	$28,899,305	2,462,310	$44,785,373	10,790	$206,542	53,800	$959,747
Reinvested dividends	—	—	810,596	13,108,895	—	—	96,084	1,522,097
Shares redeemed	(230,052)	(4,426,002)	(500,530)	(9,099,080)	(115,317)	(2,174,585)	(226,922)	(4,053,361)

Net increase (decrease)	1,239,181	$24,473,303	2,772,376	$48,795,188	(104,527)	$(1,968,043)	(77,038)	$(1,571,517)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	451,647	$8,458,225	952,796	$16,829,830
Reinvested dividends	—	—	843,312	13,194,086
Shares redeemed	(1,125,120)	(21,082,722)	(1,853,611)	(32,570,149)

Net increase (decrease)	(673,473)	$(12,624,497)	(57,503)	$(2,546,233)

320

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	551,978	$9,574,662	1,513,851	$23,587,871	3,278	$56,576	7,451	$114,707
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(239,677)	(4,173,416)	(823,448)	(12,695,076)	(15,603)	(266,328)	(39,803)	(619,466)

Net increase (decrease)	312,301	$5,401,246	690,403	$10,892,795	(12,325)	$(209,752)	(32,352)	$(504,759)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	209,025	$3,579,618	445,700	$6,875,066
Reinvested dividends	—	—	—	—
Shares redeemed	(345,469)	(5,888,653)	(712,727)	(10,971,310)

Net increase (decrease)	(136,444)	$(2,309,035)	(267,027)	$(4,096,244)

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	973,754	$9,680,861	2,597,693	$25,256,100	12,032	$117,285	14,966	$138,003
Reinvested dividends	—	—	1,531,892	12,218,661	—	—	64,130	498,512
Shares redeemed	(1,154,941)	(11,434,692)	(408,113)	(3,980,892)	(44,827)	(439,322)	(83,812)	(778,886)

Net increase (decrease)	(181,187)	$(1,753,831)	3,721,472	$33,493,869	(32,795)	$(322,037)	(4,716)	$(142,371)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	437,041	$4,209,099	1,612,275	$15,603,631
Reinvested dividends	—	—	3,509,339	26,866,456
Shares redeemed	(2,854,470)	(27,350,148)	(4,769,103)	(44,201,870)

Net increase (decrease)	(2,417,429)	$(23,141,049)	352,511	$(1,731,783)

	SA Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,420,888	$19,282,355	5,708,514	$74,577,076	7,253	$97,769	29,273	$375,390
Reinvested dividends	—	—	818,734	10,117,933	—	—	68,125	831,499
Shares redeemed	(2,127,104)	(29,133,988)	(427,046)	(5,494,500)	(69,661)	(931,776)	(264,889)	(3,436,188)

Net increase (decrease)	(706,216)	$(9,851,633)	6,100,202	$79,200,509	(62,408)	$(834,007)	(167,491)	$(2,229,299)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	437,711	$5,823,689	1,718,955	$21,790,600
Reinvested dividends	—	—	726,682	8,786,136
Shares redeemed	(785,109)	(10,451,766)	(2,005,304)	(26,031,844)

Net increase (decrease)	(347,398)	$(4,628,077)	440,333	$4,544,892

321

	Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	160,130	$801,860	278,782	$1,165,370	22,415	$108,773	144,965	$580,622
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(298,579)	(1,453,335)	(479,904)	(1,944,574)	(38,202)	(185,712)	(258,429)	(1,066,638)

Net increase (decrease)	(138,449)	$(651,475)	(201,122)	$(779,204)	(15,787)	$(76,939)	(113,464)	$(486,016)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,260,626	$6,059,925	2,401,778	$9,741,807
Reinvested dividends	—	—	—	—
Shares redeemed	(1,025,617)	(4,934,378)	(2,262,539)	(9,003,080)

Net increase (decrease)	235,009	$1,125,547	139,239	$738,727

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	567,674	$11,596,397	1,677,718	$36,387,745	12,567	$254,055	24,439	$508,262
Reinvested dividends	—	—	637,177	11,211,363	—	—	157,271	2,764,305
Shares redeemed	(1,647)	(33,761)	—	—	(82,899)	(1,690,531)	(237,749)	(5,137,860)

Net increase (decrease)	566,027	$11,562,636	2,314,895	$47,599,108	(70,332)	$(1,436,476)	(56,039)	$(1,865,293)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	853,710	$17,316,506	1,732,612	$37,815,318
Reinvested dividends	—	—	5,213,566	91,146,341
Shares redeemed	(2,207,609)	(44,798,998)	(6,395,216)	(136,385,103)

Net increase (decrease)	(1,353,899)	$(27,482,492)	550,962	$(7,423,444)

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,804,453	$18,480,231	7,814,316	$81,560,302	6,042	$63,108	56,377	$574,487
Reinvested dividends	—	—	437,317	4,200,582	—	—	14,504	139,922
Shares redeemed	(4,445,085)	(45,925,730)	(3,135,354)	(31,157,725)	(76,393)	(789,435)	(159,164)	(1,664,736)

Net increase (decrease)	(2,640,632)	$(27,445,499)	5,116,279	$54,603,159	(70,351)	$(726,327)	(88,283)	$(950,327)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	377,549	$3,912,422	2,381,172	$23,941,232
Reinvested dividends	—	—	294,756	2,836,645
Shares redeemed	(2,043,230)	(20,935,751)	(3,618,582)	(38,003,088)

Net increase (decrease)	(1,665,681)	$(17,023,329)	(942,654)	$(11,225,211)

322

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,625,284	$51,393,514	7,086,113	$132,315,324	6,447	$125,506	13,595	$255,137
Reinvested dividends	—	—	172,110	3,038,016	—	—	1,643	28,940
Shares redeemed	(244,514)	(4,796,798)	(1,843,564)	(33,677,264)	(31,985)	(626,947)	(38,121)	(713,507)

Net increase (decrease)	2,380,770	$46,596,716	5,414,659	$101,676,076	(25,538)	$(501,441)	(22,883)	$(429,430)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	126,317	$2,455,336	358,577	$6,651,416
Reinvested dividends	—	—	11,100	194,632
Shares redeemed	(194,678)	(3,784,686)	(434,128)	(8,055,583)

Net increase (decrease)	(68,361)	$(1,329,350)	(64,451)	$(1,209,535)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,546,967	$86,791,930	2,446,846	$23,478,529	51,364	$494,696	132,631	$1,276,700
Reinvested dividends	—	—	88,060	821,445	—	—	25,570	237,472
Shares redeemed	(444,990)	(4,452,838)	(981,992)	(9,840,079)	(185,898)	(1,853,771)	(360,030)	(3,604,777)

Net increase (decrease)	8,101,977	$82,339,092	1,552,914	$14,459,895	(134,534)	$(1,359,075)	(201,829)	$(2,090,605)

	Class 1
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	797,673	$7,961,702	2,351,862	$22,755,371
Reinvested dividends	—	—	258,203	2,394,334
Shares redeemed	(1,928,736)	(19,170,878)	(3,470,145)	(34,689,700)

Net increase (decrease)	(1,131,063)	$(11,209,176)	(860,080)	$(9,539,995)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,266,746	$48,544,558	9,857,455	$76,455,860	13,285	$100,061	50,055	$377,565
Reinvested dividends	—	—	385,221	2,874,169	—	—	8,034	59,589
Shares redeemed	(577,558)	(4,380,280)	(1,330,618)	(10,260,813)	(64,106)	(492,245)	(139,333)	(1,063,645)

Net increase (decrease)	5,689,188	$44,164,278	8,912,058	$69,069,216	(50,821)	$(392,184)	(81,244)	$(626,491)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	692,104	$5,189,944	3,426,612	$25,624,635
Reinvested dividends	—	—	232,421	1,712,016
Shares redeemed	(1,835,644)	(13,688,267)	(3,837,746)	(29,336,738)

Net increase (decrease)	(1,143,540)	$(8,498,323)	(178,713)	$(2,000,087)

323

	Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015		For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,461,859	$91,995,004	18,546,904	$315,460,769	4,562	$76,752	71,961	$1,154,702
Reinvested dividends	—	—	401,219	6,222,135	—	—	14,463	224,139
Shares redeemed	(14,534)	(240,419)	—	—	(135,045)	(2,292,079)	(319,242)	(5,338,722)

Net increase (decrease)	5,447,325	$91,754,585	18,948,123	$321,682,904	(130,483)	$(2,215,327)	(232,818)	$(3,959,881)

	Class 3
	For the six months ended July 31, 2015 (unaudited)		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	597,039	$10,121,854	4,918,733	$80,231,586
Reinvested dividends	—	—	415,516	6,427,191
Shares redeemed	(3,688,778)	(61,854,403)	(5,590,305)	(93,331,420)

Net increase (decrease)	(3,091,739)	$(51,732,549)	(256,056)	$(6,672,643)

Note 9.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2015:

Portfolio	J. P. Morgan Chase Bank	J. P. Morgan Clearing Corp.	Oppenheimer & Co., Inc.
Equity Opportunities	$—	$—	$834
Global Equities	180	5,672	—
Emerging Markets	—	4,715	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the six months ended July 31, 2015, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2015
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$521,392,163	$64,495,089	$218,422	$(1,033)	$(6,676,050)	$578,991,747
Global Bond Portfolio, Class 1	—	—	70,237,857	8,400,803	31,203	(4,717)	(2,056,692)	76,546,048
High-Yield Bond Portfolio, Class 1	—	—	141,385,542	16,801,604	62,406	4,468	2,622,893	160,752,101
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	528,540,067	151,182,479	218,422	3,662	(8,580,486)	670,927,300
Equity Index Portfolio, Class 1	—	—	697,374,780	75,607,221	280,829	105,217	44,609,894	817,416,283
Growth-Income Portfolio, Class 1	—	—	320,247,205	29,978,170	30,124,813	9,628,309	2,670,447	332,399,318
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	390,508,972	30,530,527	100,156,016	33,033,871	391,134	354,308,488
Fundamental Growth Portfolio, Class 1	—	—	82,792,434	24,868,524	31,203	8,393	5,266,380	112,904,528
Blue Chip Growth Portfolio	—	—	296,228,165	33,603,210	124,813	12,501	30,928,737	360,647,800
Real Estate Portfolio, Class 1	—	—	84,650,395	6,307,552	25,031,203	3,434,925	(8,906,172)	60,455,497
Small Company Value Portfolio, Class 1	—	—	144,781,211	16,801,604	62,406	18,351	8,078,282	169,617,042
Mid Cap Growth Portfolio, Class 1	—	—	82,623,126	8,400,801	31,203	12,239	12,811,711	103,816,674
Aggressive Growth Portfolio, Class 1	—	—	62,030,874	8,400,802	31,203	12,558	8,220,780	78,633,811
Growth Opportunities Portfolio, Class 1	—	—	77,844,884	8,400,802	31,203	6,611	9,133,172	95,354,266
International Diversified Equities Portfolio, Class 1	—	—	20,229,603	82,825,975	31,203	774	1,046,243	104,071,392
International Growth and Income Portfolio, Class 1	—	—	46,559,922	—	40,000,000	301,601	3,710,638	10,572,161
Global Equities Portfolio, Class 1	—	—	299,730,107	33,603,209	124,813	40,967	21,307,598	354,557,068
Emerging Markets Portfolio, Class 1	—	—	192,813,010	47,014,927	93,610	(1,562)	(14,618,985)	225,113,780
Foreign Value Portfolio, Class 1	—	—	346,393,327	63,004,013	156,016	36,376	21,489,228	430,766,928

324

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2015
Seasons Series Trust
Stock Portfolio, Class 1	$—	$—	$328,919,258	$33,603,209	$15,124,813	$5,188,087	$36,429,584	$389,015,325
Large Cap Growth Portfolio, Class 1	—	—	98,586,247	18,486,939	25,031,203	4,357,928	3,554,441	99,954,352
Large Cap Value Portfolio, Class 1	—	—	304,685,603	33,603,209	124,813	41,864	11,311,731	349,517,594
Mid Cap Growth Portfolio, Class 1	—	—	79,733,368	8,400,802	31,203	9,926	7,155,989	95,268,882
Mid Cap Value Portfolio, Class 1	—	—	89,122,167	66,681,043	31,203	5,761	2,165,603	157,943,371
Small Cap Portfolio, Class 1	—	—	89,789,762	8,400,802	31,203	8,920	4,853,975	103,022,256
International Equity Portfolio, Class 1	—	—	273,417,666	28,251,547	20,124,813	4,040,290	12,969,797	298,554,487
Diversified Fixed Income Portfolio, Class 1	—	—	528,316,874	83,805,617	218,422	2,584	(9,992,536)	601,914,117
Real Return Portfolio, Class 1	—	—	140,479,488	11,473,052	35,062,406	(552,965)	(1,310,342)	115,026,827
Focus Growth Portfolio, Class 1	—	—	94,202,349	8,400,802	31,203	3,083	8,700,993	111,276,024
Focus Value Portfolio, Class 1	—	—	153,060,998	16,801,605	62,406	22,145	9,677,920	179,500,262
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	310,482,308	33,603,209	124,813	(3,197)	(4,842,561)	339,114,946
Growth and Income Portfolio, Class 1	—	—	160,900,724	16,801,604	62,406	23,559	17,904,094	195,567,575
Growth Portfolio, Class 1	—	—	311,362,863	33,603,210	124,813	45,172	26,568,310	371,454,742
Capital Appreciation Portfolio, Class 1	—	—	170,755,615	18,441,724	62,406	16,679	20,827,404	209,979,016
Natural Resources Portfolio, Class 1	—	—	53,226,645	7,494,543	8,031,203	(2,788,677)	(1,014,525)	48,886,783

	$—	$—	$7,593,405,579	$1,138,080,229	$301,120,316	$57,074,670	$276,408,629	$8,763,848,791

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2015
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$158,810,670	$33,192,794	$67,523	$(3,346)	$(2,158,095)	$189,774,500
Global Bond Portfolio, Class 1	—	—	71,825,330	21,596,397	33,761	(7,147)	(2,196,146)	91,184,673
High-Yield Bond Portfolio, Class 1	—	—	75,958,399	11,596,396	33,761	504	1,401,227	88,922,765
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	232,847,728	69,789,190	15,101,284	(450,844)	(3,080,066)	284,004,724
Equity Index Portfolio, Class 1	—	—	457,690,802	55,603,953	37,685,687	12,550,883	16,860,845	505,020,796
Growth-Income Portfolio, Class 1	—	—	225,564,013	49,789,191	101,284	29,208	8,228,982	283,510,110
Equity Opportunities Portfolio, Class 1	—	—	122,997,020	31,111,063	50,642	17,809	10,940,081	165,015,331
Davis Venture Value Portfolio, Class 1	—	—	198,692,321	28,990,992	84,403	13,826	19,362,767	246,975,503
Dogs of Wall Street Portfolio, Class 1	—	—	122,656,792	17,394,596	50,642	16,104	5,865,249	145,882,099
SA AB Growth Portfolio, Class 1	—	—	88,124,435	35,312,865	10,033,761	3,819,280	6,058,416	123,281,235
Capital Growth Portfolio, Class 1	—	—	35,502,203	22,936,073	16,881	1,284	4,044,243	62,466,922
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	285,742,234	35,384,334	40,118,165	10,572,309	14,545,897	306,126,609
Real Estate Portfolio, Class 1	—	—	92,254,464	11,596,396	33,761	5,259	(6,980,503)	96,841,855
Small Company Value Portfolio, Class 1	—	—	112,757,432	15,164,714	15,050,642	3,196,130	3,038,471	119,106,105
Mid Cap Growth Portfolio, Class 1	—	—	42,625,222	19,514,667	16,881	6,869	6,722,992	68,852,869
SA Marsico Focused Growth, Class 1	—	—	169,040,277	18,825,039	27,567,523	6,788,614	4,909,574	171,995,981
Growth Opportunities Portfolio, Class 1	—	—	15,146,340	—	10,000,000	1,218,501	239,212	6,604,053
Small & Mid Cap Value Portfolio, Class 1	—	—	80,552,818	11,596,397	33,761	(1,722)	4,090,526	96,204,258
International Growth & Income Portfolio, Class 1	—	—	106,132,184	17,394,595	50,642	11,011	9,215,349	132,702,497
Global Equities Portfolio, Class 1	—	—	118,322,469	17,394,595	50,642	16,190	8,478,252	144,160,864
Foreign Value Portfolio, Class 1	—	—	182,210,584	28,990,992	84,403	23,982	11,373,414	222,514,569
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	94,820,741	11,596,396	33,761	6,012	8,105,818	114,495,206

325

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2015
Large Cap Value Portfolio, Class 1	$—	$—	$305,206,265	$51,385,587	$135,045	$44,379	$11,177,798	$367,678,984
Mid Cap Growth Portfolio, Class 1	—	—	41,662,034	5,798,199	16,881	5,217	3,761,904	51,210,473
Mid Cap Value Portfolio, Class 1	—	—	82,911,328	10,109,809	20,033,761	3,760,062	(1,206,915)	75,540,523
Small Cap Growth Portfolio, Class 1	—	—	39,764,859	29,514,667	16,881	5,576	1,918,730	71,186,951
International Equities Portfolio, Class 1	—	—	103,949,150	46,854,357	50,642	11,965	5,838,258	156,603,088
Diversified Fixed Income Portfolio, Class 1	—	—	77,081,387	16,596,397	33,761	(1,376)	(1,443,639)	92,199,008
Real Return Portfolio, Class 1	—	—	39,910,583	5,798,199	16,881	(935)	(671,117)	45,019,849
Focus Value Portfolio, Class 1	—	—	95,333,133	11,596,396	15,033,761	3,571,771	2,610,312	98,077,851
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	—	—	115,862,480	27,394,596	50,642	(440)	(1,817,334)	141,388,660

	$—	$—	$3,991,955,697	$769,819,842	$191,688,065	$45,226,935	$149,234,502	$4,764,548,911

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2015
American International Group, Inc. -
Common Stocks	$22,249	$—	$4,159,032	$525,284	$244,437	$109,974	$1,250,699	$5,800,552

At July 31, 2015, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	32%
	SunAmerica Dynamic Strategy Portfolio	11%
Global Bond	SunAmerica Dynamic Allocation Portfolio	16%
	SunAmerica Dynamic Strategy Portfolio	19%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	31%
	SunAmerica Dynamic Strategy Portfolio	17%
SA JPMorgan MFS Core Bond	SunAmerica Dynamic Allocation Portfolio	33%
	SunAmerica Dynamic Strategy Portfolio	14%
Equity Index	SunAmerica Dynamic Allocation Portfolio	61%
	SunAmerica Dynamic Strategy Portfolio	38%
Growth-Income.	SunAmerica Dynamic Allocation Portfolio	33%
	SunAmerica Dynamic Strategy Portfolio	28%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	54%
Davis Venture Value	SunAmerica Dynamic Strategy Portfolio	18%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	45%
SA AB Growth	SunAmerica Dynamic Strategy Portfolio	24%
Capital Growth	SunAmerica Dynamic Strategy Portfolio	51%
SA MFS Massachusetts Investors Trust.	SunAmerica Dynamic Allocation Portfolio	31%
	SunAmerica Dynamic Strategy Portfolio	27%
Fundamental Growth.	SunAmerica Dynamic Allocation Portfolio	45%
Blue Chip Growth	SunAmerica Dynamic Allocation Portfolio	74%
Real Estate.	SunAmerica Dynamic Allocation Portfolio	13%
	SunAmerica Dynamic Strategy Portfolio	21%
Small Company Value.	SunAmerica Dynamic Allocation Portfolio	32%
	SunAmerica Dynamic Strategy Portfolio	23%
Mid-Cap Growth .	SunAmerica Dynamic Allocation Portfolio	25%
	SunAmerica Dynamic Strategy Portfolio	17%
Aggressive Growth.	SunAmerica Dynamic Allocation Portfolio	49%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	30%
SA Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	49%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	15%
International Growth and Income	SunAmerica Dynamic Strategy Portfolio	35%
Global Equities	SunAmerica Dynamic Allocation Portfolio	59%
	SunAmerica Dynamic Strategy Portfolio	24%
International Diversified Equities	SunAmerica Dynamic Allocation Portfolio	31%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	55%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	34%
	SunAmerica Dynamic Strategy Portfolio	18%

326

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At July 31, 2015, each Dynamic Portfolio held less than 77% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 99% of the outstanding shares of any underlying SAAMCo Fund.

Note 10.  Investment Concentration

Certain Portfolios may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified Equities, Emerging Market and Foreign Value Portfolios. The following Portfolios held the corresponding securities as July 31, 2015: The Global Bond Portfolio had 12.8% of its net assets invested in fixed income securities domiciled in Japan. The International Growth and Income Portfolio had 22.3%, 16.8% and 13.3% of its net assets invested in equity securities domiciled in Japan, United Kingdom and France, respectively. The International Diversified Equities Portfolio had 31.1%, 19.0% and 15.8% of its net assets invested in equity securities domiciled in United Kingdom, Japan, and Switzerland, respectively. The Emerging Markets Portfolio had 19.1%, 15.1%, and 15.0% of its net assets invested in equity securities domiciled in South Korea, China, and Taiwan, respectively. The Foreign Value Portfolio had 18.5% and 10.7% of its net assets invested in equity securities domiciled in United Kingdom and Germany, respectively.

The High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA JPMorgan MFS Core Bond, Balanced, and SA MFS Total Return Bond Portfolio’s concentration in such investments, they may be subject to risks associated with the U.S. Government, its agencies or instrumentalities. At July 31, 2015, the Portfolios had 25.9%, 11.2% and 12.1%, respectively, of their net assets invested in such securities.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies may include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Securities in the utilities sector are subject to many risks, including increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of July 31, 2015, the Telecom Utility Portfolio had 86.9% of its net assets invested in utility companies.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2015, the Real Estate Portfolio had 97.3% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of July 31, 2015, the Technology Portfolio had 96.5% of its net assets invested in technology companies.

327

Note 11.  Line of Credit

The Trust has access to a $75 million committed line of credit established by the SunAmerica Annuity Funds1 and a $50 million uncommitted line of credit established by the SunAmerica Family of Funds.2 The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest for the period ended July 31, 2015 was payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statements of Operations. Effective September 11, 2015, the interest payable under the committed line of credit is the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points. In addition, the commitment fee on the daily unused portion of the committed line of credit increased to 20 basis points per annum. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA JPMorgan MFS Core Bond	4	$464	$3,053,133.53	1.38%
Equity Index	2	98	1,262,535	1.39
SA MFS Massachusetts Investors Trust	2	1,729	22,563,891	1.38
Growth Opportunities	3	255	2,221,033	1.38

As of July 31,2015, the following Portfolios had an outstanding borrowings:

Portfolio	Amount
SA JPMorgan MFS Core Bond	$3,355,458
SA MFS Massachusetts Investor Trust	2,474,485

Note 12.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2015, none of the Portfolios participated in this program.

Note 13.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2015, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$27,313	$2,973,318	$154,701
SA JPMorgan MFS Core Bond	—	654,540	(924)
SA MFS Total Return	167,283	52,122	4,614
Telecom Utility	614	58,951	16,599
Equity Opportunities	—	352,311	123,111
Blue Chip Growth	759,815	—	—

Note 14.  Subsequent Event

At a special meeting of shareholders held on August 27, 2015, the shareholders of the Davis Venture Value Portfolio, a series of SunAmerica Series Trust (the “Portfolio”), approved a new Subadvisory Agreement between the Adviser and Brandywine Global Investment Management, LLC (“Brandywine”). Brandywine replaced Davis Selected Advisers L.P. as the Portfolio’s subadviser effective September 8, 2015. In connection with the replacement of Davis by Brandywine, the Portfolio’s name changed to “SA Legg Mason BW Large Cap Value Portfolio,” and certain changes to the Portfolio’s principal investment strategy and techniques became effective.

[1]	The SunAmerica Annuity Funds consists of certain series of the Trust, Anchor Series Trust, and Seasons Series Trust. SunAmerica is the adviser and administrator of the SunAmerica Annuity Funds.
[2]	The SunAmerica Family of Funds consists of the Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series, Inc., and SunAmerica Specialty Series with respect to certain series of its portfolios. SunAmerica is the adviser and administrator of the SunAmerica Family of Funds Funds.

328

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/11	$10.69	$(0.03)	$0.01	$(0.02)		$—	$—	$—	$10.67	(0.19)%	$138,751	0.52%		(0.26)%		—%
01/31/12	10.67	(0.03)	0.00	(0.03)		—	—	—	10.64	(0.28)	112,296	0.51		(0.27)		—
01/31/13	10.64	(0.03)	0.00	(0.03)		—	—	—	10.61	(0.28)	87,619	0.51	(1)	(0.25	)(1)	—
01/31/14	10.61	(0.03)	(0.00)	(0.03)		—	—	—	10.58	(0.28)	79,418	0.45	(1)	(0.27	)(1)	—
01/31/15	10.58	(0.03)	0.01	(0.02)		—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—
07/31/15@	10.56	(0.01)	(0.01)	(0.02	)(2)	—	—	—	10.54	(0.19)	66,875	0.45	(1)†	(0.23	)(1)†	—

Cash Management Portfolio — Class 2
01/31/11	10.67	(0.04)	0.00	(0.04)		—	—	—	10.63	(0.37)	27,953	0.67		(0.41)		—
01/31/12	10.63	(0.05)	0.01	(0.04)		—	—	—	10.59	(0.38)	23,268	0.66		(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)		—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)		—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
07/31/15@	10.46	(0.02)	(0.00)	(0.02	)(2)	—	—	—	10.44	(0.19)	19,569	0.60	(1)†	(0.38	)(1)†	—

Cash Management Portfolio — Class 3
01/31/11	10.66	(0.05)	(0.01)	(0.06)		—	—	—	10.60	(0.56)	196,908	0.77		(0.51)		—
01/31/12	10.60	(0.06)	0.01	(0.05)		—	—	—	10.55	(0.47)	193,277	0.76		(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)		—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)		—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
07/31/15@	10.39	(0.02)	(0.01)	(0.03	)(2)	—	—	—	10.36	(0.29)	196,246	0.70	(1)†	(0.48	)(1)†	—

Corporate Bond Portfolio — Class 1
01/31/11	13.15	0.88	0.44	1.32		(0.89)	—	(0.89)	13.58	10.04	238,501	0.59		6.44		29
01/31/12	13.58	0.82	0.19	1.01		(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95		28
01/31/13	13.61	0.73	0.46	1.19		(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
01/31/14	13.90	0.62	(0.25)	0.37		(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56		4.67		14
01/31/15	13.49	0.59	0.27	0.86		(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55		4.31		12
07/31/15@	13.81	0.29	(0.46)	(0.17)		—	—	—	13.64	(1.23)	908,221	0.54	†	4.25	†	10

Corporate Bond Portfolio — Class 2
01/31/11	13.13	0.86	0.43	1.29		(0.87)	—	(0.87)	13.55	9.82	45,842	0.74		6.29		29
01/31/12	13.55	0.80	0.19	0.99		(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80		28
01/31/13	13.59	0.72	0.45	1.17		(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
01/31/14	13.88	0.63	(0.28)	0.35		(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14
01/31/15	13.47	0.58	0.26	0.84		(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70		4.19		12
07/31/15@	13.79	0.28	(0.45)	(0.17)		—	—	—	13.62	(1.23)	26,865	0.69	†	4.11	†	10

Corporate Bond Portfolio — Class 3
01/31/11	13.10	0.83	0.44	1.27		(0.86)	—	(0.86)	13.51	9.70	742,538	0.84		6.18		29
01/31/12	13.51	0.77	0.22	0.99		(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69		28
01/31/13	13.55	0.70	0.44	1.14		(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
01/31/14	13.82	0.60	(0.26)	0.34		(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14
01/31/15	13.41	0.56	0.26	0.82		(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80		4.08		12
07/31/15@	13.72	0.27	(0.45)	(0.18)		—	—	—	13.54	(1.31)	868,569	0.79	†	4.01	†	10

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/13	1/14	1/15	7/15†@	1/13	1/14	1/15	7/15†@
Cash Management Class 1	0.52%	0.51%	0.50%	0.53%	(0.26)%	(0.33)%	(0.33)%	(0.31)%
Cash Management Class 2	0.67	0.66	0.65	0.67	(0.41)	(0.48)	(0.48)	(0.45)
Cash Management Class 3	0.77	0.76	0.75	0.78	(0.51)	(0.58)	(0.58)	(0.56)

(2)	Includes the effect of a merger (See Note 2).

See Notes to Financial Statements

329

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Global Bond Portfolio — Class 1
01/31/11	$12.33	$0.26	$0.43	$0.69	$(0.53)	$(0.24)	$(0.77)	$12.25	5.34%	$82,254	0.74%		2.07%		98%
01/31/12	12.25	0.24	0.65	0.89	(0.29)	(0.18)	(0.47)	12.67	7.38	75,908	0.72		1.90		155
01/31/13	12.67	0.18	(0.04)	0.14	(0.73)	(0.48)	(1.21)	11.60	0.81 (1)	86,830	0.72		1.49		226
01/31/14	11.60	0.15	(0.25)	(0.10)	(0.13)	(0.10)	(0.23)	11.27	(0.83)	140,303	0.71		1.37		222
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)	189,565	0.70		1.25		69
07/31/15@	11.03	0.05	(0.36)	(0.31)	—	—	—	10.72	(2.81)	210,659	0.68	†	1.01	†	37

Global Bond Portfolio — Class 2
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89		1.92		98
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87		1.77		155
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72 (1)	12,503	0.87		1.34		226
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86		1.19		222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)	8,839	0.85		1.12		69
07/31/15@	10.95	0.05	(0.37)	(0.32)	—	—	—	10.63	(2.92)	7,812	0.84	†	0.85	†	37

Global Bond Portfolio — Class 3
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99		1.82		98
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97		1.63		155
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60 (1)	247,406	0.97		1.24		226
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96		1.10		222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)	274,670	0.95		1.01		69
07/31/15@	10.86	0.04	(0.36)	(0.32)	—	—	—	10.54	(2.95)	270,157	0.94	†	0.75	†	37

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

330

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/11	$5.49	$0.46	$0.40	$0.86	$(0.57)	$—	$(0.57)	$5.78	16.15	%(2)	$120,149	0.73%		8.13%		110%
01/31/12	5.78	0.43	(0.19)	0.24	(0.50)	—	(0.50)	5.52	4.85		101,784	0.72		7.51		79
01/31/13	5.52	0.40	0.44	0.84	(0.38)	—	(0.38)	5.98	15.49		121,315	0.69		7.03		108
01/31/14	5.98	0.37	0.03	0.40	(0.34)	—	(0.34)	6.04	6.83		222,289	0.66		6.29		85
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99		288,427	0.65		5.82		71
07/31/15@	5.79	0.17	(0.06)	0.11	—	—	—	5.90	1.90		316,229	0.64	†	5.91	†	41

High-Yield Bond Portfolio — Class 2
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80	(2)	22,606	0.88		8.00		110
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85		18,941	0.87		7.37		79
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32		18,353	0.84		6.89		108
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66		16,144	0.82		6.18		85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81		12,841	0.80		5.68		71
07/31/15@	5.78	0.17	(0.07)	0.10	—	—	—	5.88	1.73		12,090	0.78	†	5.77	†	41

High-Yield Bond Portfolio — Class 3
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78	(2)	150,777	0.98		7.88		110
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80		169,295	0.97		7.21		79
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13		201,405	0.94		6.78		108
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43		197,270	0.92		6.07		85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73		190,077	0.90		5.57		71
07/31/15@	5.75	0.17	(0.07)	0.10	—	—	—	5.85	1.74		181,709	0.88	†	5.67	†	41

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50		125,024	0.67		2.35		289
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96		130,310	0.66		2.57		147
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98		240,184	0.65		1.67		163
01/31/14	9.25	0.12	(0.28)	(0.16)	(0.13)	(0.12)	(0.25)	8.84	(1.78)		548,331	0.65		1.43		227
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43		852,919	0.64	(1)	1.56	(1)	305
07/31/15@	9.20	0.07	(0.20)	(0.13)	—	—	—	9.07	(1.41)		1,037,964	0.54	(1)†	1.62	(1)†	79

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38		24,816	0.82		2.20		289
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72		22,925	0.81		2.42		147
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86		24,233	0.80		1.59		163
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)		18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37		15,129	0.79	(1)	1.49	(1)	305
07/31/15@	9.16	0.07	(0.21)	(0.14)	—	—	—	9.02	(1.53)		13,096	0.69	(1)†	1.45	(1)†	79

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18		493,783	0.92		2.09		289
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65		753,735	0.91		2.33		147
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84		948,294	0.90		1.48		163
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)		1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23		1,004,578	0.89	(1)	1.36	(1)	305
07/31/15@	9.11	0.06	(0.20)	(0.14)	—	—	—	8.97	(1.54)		970,284	0.79	(1)†	1.35	(1)†	79

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/15	7/15†@	1/15	7/15†@
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	1.56%	1.52%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	1.49	1.35
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	1.36	1.25

(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

331

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Balanced Portfolio — Class 1
01/31/11	$12.83	$0.25	$1.74	$1.99	$(0.27)	$—	$(0.27)	$14.55	15.62%	$95,033	0.83%		1.79%		104%
01/31/12	14.55	0.24	0.50	0.74	(0.27)	—	(0.27)	15.02	5.21	85,104	0.83		1.61		127
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81		1.79		105
01/31/14	16.55	0.26	2.13	2.39	(0.27)	—	(0.27)	18.67	14.51	89,077	0.78		1.47		106
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73		1.71		68
07/31/15@	20.58	0.16	0.45	0.61	—	—	—	21.19	2.96	86,775	0.73	†	1.52	†	36
Balanced Portfolio — Class 2
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49	11,255	0.98		1.64		104
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99	9,492	0.98		1.47		127
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96		1.64		105
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93		1.32		106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88		1.57		68
07/31/15@	20.54	0.14	0.46	0.60	—	—	—	21.14	2.92	11,403	0.88	†	1.37	†	36
Balanced Portfolio — Class 3
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42	31,514	1.08		1.51		104
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90	45,154	1.08		1.36		127
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06		1.52		105
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03		1.21		106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98		1.47		68
07/31/15@	20.49	0.13	0.46	0.59	—	—	—	21.08	2.88	129,273	0.98	†	1.27	†	36

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

332

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average netassets(1)		Portfolio turnover
SA MFS Total Return Portfolio# — Class 1
01/31/11	$13.54	$0.34	$1.35	$1.69	$(0.42)	$—	$(0.42)	$14.81	12.62%	$330,082	0.72%		2.37%		31%
01/31/12	14.81	0.37	0.12	0.49	(0.41)	—	(0.41)	14.89	3.48	277,370	0.71		2.46		18
01/31/13	14.89	0.36	1.43	1.79	(0.44)	—	(0.44)	16.24	12.13	259,727	0.71		2.29		23
01/31/14	16.24	0.35	1.72	2.07	(0.42)	—	(0.42)	17.89	12.81	250,645	0.70		2.00		44
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69		2.21		31
07/31/15@	19.07	0.21	0.52	0.73	—	—	—	19.80	3.83	225,977	0.69	†	2.13	†	19
SA MFS Total Return Portfolio# — Class 2
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46	57,793	0.87		2.22		31
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29	48,757	0.86		2.31		18
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86		2.14		23
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85		1.85		44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84		2.06		31
07/31/15@	19.06	0.20	0.52	0.72	—	—	—	19.78	3.78	35,576	0.84	†	1.98	†	19
SA MFS Total Return Portfolio# — Class 3
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39	365,072	0.97		2.12		31
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19	326,242	0.96		2.21		18
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96		2.04		23
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95		1.75		44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94		1.95		31
07/31/15@	19.02	0.18	0.53	0.71	—	—	—	19.73	3.73	331,810	0.94	†	1.88	†	19

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

333

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#- 01/31/12	$10.00	$(0.01)	$0.07	$0.06	$—	$—	$—	$10.06	0.60%		$21,444	0.55	%(1)†	(0.34	)%(1)†	0%
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32		2,192,952	0.54	(1)	1.42	(1)	15
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07		5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87		9,425,867	0.48		0.86		13
07/31/15@	12.64	(0.01)	0.16	0.15	—	—	—	12.79	1.19		10,842,762	0.48	†	(0.13	)†	5

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22		289,764	0.55	(1)†	1.95	(1)†	27
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22		2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55		4,943,613	0.50		0.82		8
07/31/15@	12.54	(0.01)	0.14	0.13	—	—	—	12.67	1.04		5,883,369	0.49	†	(0.15	)†	6

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#-01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89		73,541	1.16	(1)†	(0.62	)(1)†	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46		222,442	1.16	(1)	(0.49	)(1)	55
07/31/15@	10.62	(0.03)	0.40	0.37	—	—	—	10.99	3.48		398,736	1.16	(1)†	(0.51	)(1)†	62

VCPSM Value Portfolio — Class 3
05/01/13#-01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89	(3)	76,672	1.23	(1)†	0.54	(1)†	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74		237,408	1.23	(1)(2)	0.89	(1)(2)	114
07/31/15@	11.41	0.04	0.49	0.53	—	—	—	11.94	4.65		461,641	1.23	(1)(2)†	0.75	(1)(2)†	55

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income (Loss)
	1/12		1/13		1/14		1/15	7/15†@	1/12		1/13		1/14		1/15	7/15†@
SunAmerica Dynamic Allocation Class 3	10.18	%†	0.53%		—%		—%	—%	(9.97	)%†	1.42%		—%		—%	—%
SunAmerica Dynamic Strategy Class 3	—		0.62	†	0.52		—	—	—		1.88	†	1.13		—	—
VCP Total Return BalancedSM Class 3	—		—		1.63	†	1.22	1.17	—		—		(1.09	)†	(0.54)	(0.52)
VCPSM Value Class 3	—		—		1.71	†	1.27	1.23	—		—		0.06	†	0.86	0.75

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	7/15†@
VCPSM Value Class 3	0.00%	0.00%
(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

334

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/11	$9.22	$0.31	$1.64	$1.95	$(0.29)	$—	$(0.29)	$10.88	21.40%		$23,542	1.15	%(2)	3.08	%(2)	53%
01/31/12	10.88	0.37	0.15	0.52	(0.27)	—	(0.27)	11.13	4.87		22,471	1.17	(2)	3.25	(2)	51
01/31/13	11.13	0.33	1.57	1.90	(0.42)	—	(0.42)	12.61	17.25		22,331	1.16	(2)	2.78	(2)	52
01/31/14	12.61	0.38	1.53	1.91	(0.33)	—	(0.33)	14.19	15.25		22,341	1.08	(2)	2.76	(2)	45
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41		22,214	0.95	(2)	2.59	(2)	43
07/31/15@	15.37	0.16	(0.10)	0.06	—	—	—	15.43	0.39		20,052	0.97	(2)†	2.00	(2)†	21

Telecom Utility Portfolio — Class 2
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33		3,236	1.30	(2)	2.95	(2)	53
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64		3,116	1.32	(2)	3.12	(2)	51
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08		2,901	1.31	(2)	2.63	(2)	52
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06		2,418	1.23	(2)	2.63	(2)	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28		2,481	1.10	(2)	2.44	(2)	43
07/31/15@	15.39	0.15	(0.11)	0.04	—	—	—	15.43	0.26		2,235	1.12	(2)†	1.85	(2)†	21

Telecom Utility Portfolio — Class 3
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20		11,500	1.40	(2)	2.80	(2)	53
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55		20,437	1.42	(2)	2.76	(2)	51
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93		24,076	1.41	(2)	2.53	(2)	52
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97		26,653	1.32	(2)	2.49	(2)	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10		30,289	1.20	(2)	2.28	(2)	43
07/31/15@	15.32	0.14	(0.10)	0.04	—	—	—	15.36	0.26		29,192	1.22	(2)†	1.76	(2)†	21

Equity Index Portfolio — Class 1
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76		18,563	0.55	(1)	1.46	(1)	22
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66		18,485	0.55	(1)	1.52	(1)	32
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68	(3)	222,477	0.55	(1)	1.70	(1)	85
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72		715,800	0.47	(1)	1.46	(1)	58
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62		1,174,316	0.44	(1)	1.50	(1)	38
07/31/15@	17.10	0.14	0.94	1.08	—	—	—	18.18	6.32		1,342,145	0.40	(1)†	1.63	(1)†	13

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/11	1/12	1/13	1/14	1/15	7/15†@	1/11	1/12	1/13	1/14	1/15	7/15†@
Equity Index Class 1	0.88%	1.06%	0.58%	0.45%	0.45%	0.45%	1.13%	1.01%	1.67%	1.48%	1.54%	1.58%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Telecom Utility Class 1	0.01%	0.00%	0.00%	0.01%	0.01%	0.00%
Telecom Utility Class 2	0.01	0.00	0.00	0.01	0.01	0.00
Telecom Utility Class 3	0.01	0.00	0.00	0.01	0.01	0.00
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

335

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/11	$16.98	$0.18	$2.87	$3.05	$(0.17)	$—	$(0.17)	$19.86	18.08%		$194,380	0.74	%(1)	0.97	%(1)	129%
01/31/12	19.86	0.53	1.60	2.13	(0.20)	—	(0.20)	21.79	10.83		180,705	0.73	(1)	2.51	(1)	49
01/31/13	21.79	0.63	2.89	3.52	(0.41)	(0.21)	(0.62)	24.69	16.31		263,339	0.69	(1)	2.74	(1)	34
01/31/14	24.69	0.57	4.35	4.92	(0.42)	(0.52)	(0.94)	28.67	20.08		472,564	0.64	(1)	2.08	(1)	28
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94		727,505	0.60	(1)	2.20	(1)	20
07/31/15@	31.27	0.35	0.82	1.17	—	—	—	32.44	3.74		791,030	0.58	(1)†	2.16	(1)†	13

Growth-Income Portfolio — Class 2
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88		11,910	0.89	(1)	0.82	(1)	129
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69		11,423	0.88	(1)	2.35	(1)	49
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13		11,546	0.85	(1)	2.59	(1)	34
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89		12,292	0.79	(1)	1.98	(1)	28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78		11,573	0.75	(1)	2.06	(1)	20
07/31/15@	31.23	0.33	0.81	1.14	—	—	—	32.37	3.65		11,665	0.73	(1)†	2.02	(1)†	13

Growth-Income Portfolio — Class 3
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79		20,709	0.99	(1)	0.74	(1)	129
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54		67,491	0.97	(1)	2.16	(1)	49
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01		107,051	0.94	(1)	2.48	(1)	34
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78		164,406	0.89	(1)	1.85	(1)	28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65		201,697	0.85	(1)	1.96	(1)	20
07/31/15@	31.13	0.31	0.82	1.13	—	—	—	32.26	3.63		216,131	0.83	(1)†	1.92	(1)†	13

Equity Opportunities Portfolio — Class 1
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90		57,586	0.90		0.73		49
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28		48,195	0.91		0.70		36
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87	(2)	55,236	0.91		0.92		53
01/31/14	13.94	0.11	2.86	2.97	(0.09)	—	(0.09)	16.82	21.33		110,533	0.86		0.69		61
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74		170,420	0.82		0.81		54
07/31/15@	18.55	0.09	1.50	1.59	—	—	—	20.14	8.57		212,552	0.81	†	0.89	†	28

Equity Opportunities Portfolio — Class 2
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64		8,364	1.05		0.58		49
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18		6,703	1.06		0.55		36
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69	(2)	6,373	1.06		0.77		53
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13		6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55		5,759	0.97		0.66		54
07/31/15@	18.52	0.07	1.51	1.58	—	—	—	20.10	8.53		5,903	0.96	†	0.76	†	28

Equity Opportunities Portfolio — Class 3
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57		34,010	1.15		0.48		49
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07		29,537	1.16		0.45		36
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55	(2)	34,190	1.16		0.68		53
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07		61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42		79,979	1.07		0.56		54
07/31/15@	18.48	0.06	1.51	1.57	—	—	—	20.05	8.50		87,791	1.06	†	0.65	†	28

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Growth-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

336

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Davis Venture Value Portfolio — Class 1
01/31/11	$20.08	$0.18	$3.42	$3.60	$(0.16)	$—	$(0.16)	$23.52	18.01%	$684,524	0.79	%(1)	0.86	%(1)	11%
01/31/12	23.52	0.23	(0.53)	(0.30)	(0.31)	—	(0.31)	22.91	(1.16)	552,275	0.78	(1)	1.01	(1)	13
01/31/13	22.91	0.33	2.83	3.16	(0.19)	(1.41)	(1.60)	24.47	14.31	539,107	0.78	(1)	1.41	(1)	13
01/31/14	24.47	0.18	4.78	4.96	(0.33)	(1.63)	(1.96)	27.47	20.63	638,286	0.76	(1)	0.67	(1)	13
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75	(1)	0.49	(1)	28
07/31/15@	26.57	0.09	2.41	2.50	—	—	—	29.07	9.41	741,603	0.76	(1)†	0.64	(1)†	15

Davis Venture Value Portfolio — Class 2
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78	94,096	0.94	(1)	0.71	(1)	11
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)	75,904	0.93	(1)	0.86	(1)	13
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12	71,683	0.93	(1)	1.26	(1)	13
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90	(1)	0.35	(1)	28
07/31/15@	26.55	0.07	2.40	2.47	—	—	—	29.02	9.30	61,508	0.91	(1)†	0.49	(1)†	15

Davis Venture Value Portfolio — Class 3
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72	633,248	1.04	(1)	0.61	(1)	11
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)	607,474	1.03	(1)	0.75	(1)	13
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02	628,026	1.03	(1)	1.17	(1)	13
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00	(1)	0.25	(1)	28
07/31/15@	26.46	0.06	2.40	2.46	—	—	—	28.92	9.30	597,842	1.01	(1)†	0.39	(1)†	15

“Dogs” of Wall Street Portfolio — Class 1
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71	26,724	0.78		2.84		45
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15	30,404	0.74		2.80		56
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04	38,148	0.72		2.83		68
01/31/14	10.01	0.29	2.16	2.45	(0.17)	—	(0.17)	12.29	24.56	95,864	0.68		2.49		50
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66		2.42		46
07/31/15@	12.98	0.17	0.44	0.61	—	—	—	13.59	4.70	179,382	0.64	†	2.52	†	28

“Dogs” of Wall Street Portfolio — Class 2
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38	7,429	0.93		2.70		45
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01	7,287	0.89		2.65		56
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79	7,396	0.87		2.67		68
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81		2.28		46
07/31/15@	12.95	0.16	0.45	0.61	—	—	—	13.56	4.71	7,284	0.79	†	2.38	†	28

“Dogs” of Wall Street Portfolio — Class 3
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24	25,784	1.03		2.57		45
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95	41,070	0.99		2.55		56
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73	59,487	0.97		2.58		68
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91		2.17		46
07/31/15@	12.89	0.15	0.45	0.60	—	—	—	13.49	4.65	134,786	0.89	†	2.28	†	28

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

337

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio# — Class 1
01/31/11	$19.66	$0.10	$4.04	$4.14	$(0.18)	$—	$(0.18)	$23.62	21.16%	$260,478	0.70%		0.48%	87%
01/31/12	23.62	0.11	0.64	0.75	(0.12)	—	(0.12)	24.25	3.21	225,882	0.69		0.48	94
01/31/13	24.25	0.08	3.00	3.08	(0.13)	—	(0.13)	27.20	12.71	221,469	0.69		0.29	92
01/31/14	27.20	0.02	7.20	7.22	(0.09)	—	(0.09)	34.33	26.55	270,895	0.67		0.04	63
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66		0.20	67
07/31/15@	40.14	0.06	4.61	4.67	—	—	—	44.81	11.63	364,206	0.66	†	0.26 †	37

SA AB Growth Portfolio# — Class 2
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85		0.33	87
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84		0.33	94
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84		0.15	92
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83		(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81		0.06	67
07/31/15@	40.01	0.03	4.58	4.61	—	—	—	44.62	11.52	22,921	0.81	†	0.12 †	37

SA AB Growth Portfolio# — Class 3
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95		0.23	87
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94		0.23	94
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94		0.04	92
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93		(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91		(0.04)	67
07/31/15@	39.78	0.00	4.57	4.57	—	—	—	44.35	11.49	133,750	0.91	†	0.02 †	37

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
SA AB Growth Class 1	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.01	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

338

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/11	$7.43	$0.01	$1.28	$1.29	$—	$—	$—	$8.72	17.36%	$9,843	1.04%		0.08%		57%
01/31/12	8.72	0.03	0.20	0.23	—	—	—	8.95	2.64	8,122	1.00		0.39		26
01/31/13	8.95	0.07	1.04	1.11	(0.04)	—	(0.04)	10.02	12.43	7,435	1.00		0.71		30
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24		82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22	(2)	112
07/31/15@	13.03	0.03	1.27	1.30	—	—	—	14.33	9.98	69,277	0.82	(2)†	0.43	(2)†	25

Capital Growth Portfolio — Class 2
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19		(0.07)		57
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15		0.23		26
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14		0.58		30
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10		82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13	(2)	112
07/31/15@	12.86	0.02	1.26	1.28	—	—	—	14.14	9.95	1,888	0.97	(2)†	0.31	(2)†	25

Capital Growth Portfolio — Class 3
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29		(0.18)		57
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25		0.14		26
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25		0.48		30
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)		82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03	(2)	112
07/31/15@	12.76	0.02	1.24	1.26	—	—	—	14.02	9.87	49,430	1.07	(2)†	0.21	(2)†	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/11	1/12	1/13	1/14	1/15	7/15†@	1/11	1/12	1/13	1/14	1/15	7/15†@
Capital Growth Class 1	1.09%	1.05%	1.06%	1.07%	0.99%	0.96%	0.03%	0.34%	0.65%	0.14%	0.08%	0.29%
Capital Growth Class 2	1.24	1.20	1.20	1.22	1.17	1.11	(0.12)	0.18	0.52	(0.00)	(0.01)	0.17
Capital Growth Class 3	1.34	1.30	1.31	1.32	1.27	1.21	(0.23)	0.09	0.42	(0.11)	(0.11)	0.07

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	7/15†@
Capital Growth Class 1	0.01%	0.01%
Capital Growth Class 2	0.00	0.01
Capital Growth Class 3	0.00	0.01

See Notes to Financial Statements

339

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio# — Class 1
01/31/11	$12.30	$0.12	$1.96	$2.08	$(0.13)	$—	$(0.13)	$14.25	16.98%	$71,022	0.79%		0.88%		23%
01/31/12	14.25	0.15	0.00	0.15	(0.10)	—	(0.10)	14.30	1.10	60,799	0.78		1.06		23
01/31/13	14.30	0.16	2.64	2.80	(0.12)	—	(0.12)	16.98	19.62	169,991	0.76		1.05		32
01/31/14	16.98	0.17	3.34	3.51	(0.12)	(0.38)	(0.50)	19.99	20.82	447,124	0.74		0.90		22
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72		0.92		18
07/31/15@	21.00	0.10	1.70	1.80	—	—	—	22.80	8.57	723,526	0.71	†	0.89	†	13

SA MFS Massachusetts Investors Trust Portfolio# — Class 2
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84	14,689	0.94		0.73		23
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95	12,472	0.93		0.91		23
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95		32
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89		0.81		22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87		0.79		18
07/31/15@	20.99	0.08	1.70	1.78	—	—	—	22.77	8.48	11,232	0.86	†	0.75	†	13

SA MFS Massachusetts Investors Trust Portfolio# — Class 3
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77	193,423	1.04		0.62		23
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79	269,546	1.03		0.80		23
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84		32
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99		0.70		22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97		0.68		18
07/31/15@	20.91	0.07	1.70	1.77	—	—	—	22.68	8.46	418,074	0.96	†	0.64	†	13

Fundamental Growth Portfolio — Class 1
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73	67,429	0.90	(2)	(0.23	)(2)	121
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)	56,738	0.91	(2)	(0.08	)(2)	111
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13		110
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89		(0.14)		105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88		(0.22)		85
07/31/15@	26.27	(0.03)	1.67	1.64	—	—	—	27.91	6.24	169,164	0.88	†	(0.22	)†	69

Fundamental Growth Portfolio — Class 2
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61	3,517	1.05	(2)	(0.38	)(2)	121
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)	2,863	1.06	(2)	(0.23	)(2)	111
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)		110
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04		(0.24)		105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04		(0.37)		85
07/31/15@	25.90	(0.05)	1.64	1.59	—	—	—	27.49	6.14	2,917	1.03	†	(0.36	)†	69

Fundamental Growth Portfolio — Class 3
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36	90,325	1.15	(2)	(0.48	)(2)	121
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)	82,433	1.16	(2)	(0.33	)(2)	111
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)		110
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14		(0.34)		105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14		(0.47)		85
07/31/15@	25.62	(0.06)	1.62	1.56	—	—	—	27.18	6.09	76,164	1.13	†	(0.46	)†	69

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.03	0.02	0.01	0.01	0.01	0.01
Fundamental Growth Class 2	0.03	0.02	0.01	0.01	0.01	0.01
Fundamental Growth Class 3	0.03	0.02	0.01	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/11(1)	1/12(1)	1/11(1)	1/12(1)
Fundamental Growth Portfolio Class 1	0.95%	0.94%	(0.28)%	(0.11)%
Fundamental Growth Portfolio Class 2	1.10	1.09	(0.43)	(0.26)
Fundamental Growth Portfolio Class 3	1.20	1.19	(0.53)	(0.36)

See Notes to Financial Statements

340

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/11	$6.21	$0.01	$1.22	$1.23	$(0.02)	$—	$(0.02)	$7.42	19.82%	$10,313	0.85	%(1)(2)	0.24	%(1)(2)	101%
01/31/12	7.42	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)	7.34	(0.84)	11,410	0.85	(1)(2)	0.16	(1)(2)	201
01/31/13	7.34	0.03	0.67	0.70	—	—	—	8.04	9.54	9,520	0.85	(1)(2)	0.38	(1)(2)	322
01/31/14	8.04	0.03	1.91	1.94	(0.03)	(0.69)	(0.72)	9.26	24.89	11,953	0.85	(1)	0.34	(1)	255
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44
07/31/15@	9.94	0.04	0.96	1.00	—	—	—	10.94	10.06	371,584	0.72	†	0.70	†	28

Blue Chip Growth Portfolio — Class 2
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51	4,984	1.00	(1)(2)	0.08	(1)(2)	101
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)	3,959	1.00	(1)(2)	0.02	(1)(2)	201
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41	3,696	1.00	(1)(2)	0.24	(1)(2)	322
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44
07/31/15@	9.90	0.03	0.97	1.00	—	—	—	10.90	10.10	3,876	0.87	†	0.56	†	28

Blue Chip Growth Portfolio — Class 3
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44	48,823	1.10	(1)(2)	(0.02	)(1)(2)	101
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)	70,389	1.10	(1)(2)	(0.09	)(1)(2)	201
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29	76,566	1.10	(1)(2)	0.15	(1)(2)	322
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44
07/31/15@	9.85	0.02	0.97	0.99	—	—	—	10.84	10.05	112,534	0.97	†	0.46	†	28

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/11(2)	1/12(2)	1/13(2)	1/14	1/11(2)	1/12(2)	1/13(2)	1/14
Blue Chip Growth Class 1	0.94%	0.89%	0.84%	0.82%	0.16%	0.13%	0.39%	0.37%
Blue Chip Growth Class 2	1.09	1.04	0.99	0.97	(0.00)	(0.02)	0.25	0.22
Blue Chip Growth Class 3	1.18	1.14	1.09	1.07	(0.10)	(0.12)	0.16	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13
Blue Chip Growth Class 1	0.01%	0.01%	0.01%
Blue Chip Growth Class 2	0.01	0.01	0.01
Blue Chip Growth Class 3	0.01	0.01	0.01

See Notes to Financial Statements

341

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/11	$9.55	$0.13	$2.65	$2.78	$(0.21)	$—	$(0.21)	$12.12	29.17%	$45,848	0.85%		1.19%		45%
01/31/12	12.12	0.16	1.19	1.35	(0.12)	—	(0.12)	13.35	11.34	44,665	0.83		1.28		83
01/31/13	13.35	0.19	1.59	1.78	(0.16)	—	(0.16)	14.97	13.37	83,507	0.82		1.33		43
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)	115,103	0.81		1.73		136
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
07/31/15@	17.68	0.22	(1.50)	(1.28)	—	—	—	16.40	(7.24)	194,249	0.80	(1)†	2.62	(1)†	41

Real Estate Portfolio — Class 2
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00	11,317	1.00		1.05		45
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17	10,197	0.98		1.13		83
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23	10,082	0.97		1.15		43
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
07/31/15@	17.63	0.21	(1.49)	(1.28)	—	—	—	16.35	(7.26)	7,552	0.95	(1)†	2.46	(1)†	41

Real Estate Portfolio — Class 3
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79	227,994	1.10		0.94		45
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10	266,776	1.08		1.07		83
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06	287,576	1.07		1.06		43
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
07/31/15@	17.54	0.19	(1.48)	(1.29)	—	—	—	16.25	(7.35)	257,026	1.05	(1)†	2.34	(1)†	41

Small Company Value Portfolio — Class 1
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62	5,146	1.10		0.57		12
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76	4,081	1.07		0.55		16
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08	49,622	1.04		1.23		10
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95	163,689	1.01		0.41		10
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22
07/31/15@	23.45	0.06	1.27	1.33	—	—	—	24.78	5.67	291,941	0.98	†	0.45	†	21

Small Company Value Portfolio — Class 3
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24	181,969	1.35		0.33		12
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53	229,427	1.32		0.33		16
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77	254,072	1.30		1.00		10
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
07/31/15@	23.28	0.03	1.26	1.29	—	—	—	24.57	5.54	232,294	1.23	†	0.21	†	21

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	7/15†@
Real Estate Class 1	0.00%	0.01%
Real Estate Class 2	0.00	0.01
Real Estate Class 3	0.00	0.01

See Notes to Financial Statements

342

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Mid-Cap Growth Portfolio — Class 1
01/31/11	$8.60	$(0.01)	$2.88	$2.87	$—	$—	$—	$11.47	33.37%	$58,335	0.89%		(0.13)%		85%
01/31/12	11.47	(0.02)	0.11	0.09	—	—	—	11.56	0.78	48,368	0.86		(0.16)		79
01/31/13	11.56	0.02	1.60	1.62	—	—	—	13.18	14.01	67,175	0.85		0.20		73
01/31/14	13.18	(0.02)	4.31	4.29	—	—	—	17.47	32.55	124,232	0.83		(0.11)		78
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81		(0.31)		53
07/31/15@	17.61	(0.02)	2.66	2.64	—	—	—	20.25	14.99	225,240	0.81	†	(0.26	)†	30

Mid-Cap Growth Portfolio — Class 2
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53
07/31/15@	17.25	(0.04)	2.60	2.56	—	—	—	19.81	14.84	18,231	0.95	†	(0.40	)†	30

Mid-Cap Growth Portfolio — Class 3
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53
07/31/15@	17.03	(0.05)	2.57	2.52	—	—	—	19.55	14.80	161,218	1.05	†	(0.50	)†	30

Aggressive Growth Portfolio — Class 1
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
01/31/14	11.97	(0.06)	3.79	3.73	—	—	—	15.70	31.16	93,531	0.85		(0.43)		89
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81		(0.37)		80
07/31/15@	15.97	(0.04)	2.08	2.04	—	—	—	18.01	12.77	125,359	0.79	†	(0.48	)†	51

Aggressive Growth Portfolio — Class 2
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00		(0.58)		89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96		(0.54)		80
07/31/15@	15.78	(0.05)	2.05	2.00	—	—	—	17.78	12.67	3,524	0.94	†	(0.63	)†	51

Aggressive Growth Portfolio — Class 3
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10		(0.68)		89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06		(0.63)		80
07/31/15@	15.62	(0.06)	2.03	1.97	—	—	—	17.59	12.61	30,104	1.04	†	(0.72	)†	51

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Mid-Cap Growth Class 1	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%
Mid-Cap Growth Class 2	0.00	0.01	0.01	0.01	0.00	0.00
Mid-Cap Growth Class 3	0.00	0.01	0.01	0.01	0.00	0.00
Aggressive Growth Class 1	0.04	0.01	0.01	0.01	0.01	0.01
Aggressive Growth Class 2	0.04	0.01	0.01	0.01	0.01	0.01
Aggressive Growth Class 3	0.04	0.01	0.01	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

343

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/11	$5.51	$(0.03)	$1.79	$1.76	$—	$—	$—	$7.27	31.94%	$15,778	0.87%		(0.49)%	132%
01/31/12	7.27	(0.03)	0.24	0.21	—	—	—	7.48	2.89	14,957	0.85		(0.47)	99
01/31/13	7.48	(0.02)	1.19	1.17	—	(0.25)	(0.25)	8.40	15.94	36,817	0.83		(0.26)	92
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80		(0.41)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79		(0.44)	82
07/31/15@	9.12	(0.02)	1.07	1.05	—	—	—	10.17	11.51	114,833	0.79	†	(0.43)†	32

Growth Opportunities Portfolio — Class 2
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02		(0.64)	132
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00		(0.62)	99
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98		(0.44)	92
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96		(0.55)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94		(0.58)	82
07/31/15@	8.88	(0.03)	1.04	1.01	—	—	—	9.89	11.37	3,754	0.94	†	(0.57)†	32

Growth Opportunities Portfolio — Class 3
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12		(0.74)	132
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10		(0.71)	99
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08		(0.53)	92
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06		(0.65)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04		(0.68)	82
07/31/15@	8.74	(0.03)	1.03	1.00	—	—	—	9.74	11.44	187,956	1.04	†	(0.67)†	32

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Growth Opportunities Class 1	0.05%	0.03%	0.01%	0.01%	0.01%	0.01%
Growth Opportunities Class 2	0.05	0.03	0.01	0.01	0.01	0.01
Growth Opportunities Class 3	0.05	0.03	0.01	0.01	0.01	0.01

See Notes to Financial Statements

344

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA Marsico Focused Growth Portfolio# — Class 1
01/31/11	$7.50	$0.03	$1.77	$1.80	$(0.03)	$—	$(0.03)	$9.27	24.10%	$20,794	0.98%		0.36%	87%
01/31/12	9.27	0.03	0.27	0.30	(0.03)	—	(0.03)	9.54	3.26	17,511	0.96		0.34	88
01/31/13	9.54	0.05	0.89	0.94	(0.03)	(0.31)	(0.34)	10.14	10.00	26,451	0.94		0.50	92
01/31/14	10.14	0.01	2.68	2.69	(0.02)	(0.33)	(0.35)	12.48	26.86	103,137	0.92		0.03	92
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89		(0.02)	64
07/31/15@	13.03	(0.01)	0.91	0.90	—	—	—	13.93	6.91	190,166	0.89	†	(0.16)†	42

SA Marsico Focused Growth Portfolio# — Class 2
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13		0.22	87
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11		0.18	88
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10		0.33	92
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07		(0.06)	92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05		(0.17)	64
07/31/15@	12.86	(0.02)	0.90	0.88	—	—	—	13.74	6.84	12,587	1.04	†	(0.31)†	42

SA Marsico Focused Growth Portfolio# — Class 3
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23		0.12	87
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21		0.11	88
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20		0.24	92
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17		(0.18)	92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15		(0.27)	64
07/31/15@	12.74	(0.03)	0.89	0.86	—	—	—	13.60	6.75	146,827	1.14	†	(0.41)†	42

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
SA Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

345

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Technology Portfolio Class 1
01/31/11	$2.18	$(0.02)	$0.79	$0.77	$—	$—	$—	$2.95	35.32%		$14,930	1.16%		(0.63)%	202%
01/31/12	2.95	(0.01)	0.06	0.05	—	—	—	3.00	1.69		11,606	1.14		(0.49)	86
01/31/13	3.00	(0.01)	0.06	0.05	—	—	—	3.05	1.67		10,089	1.18		(0.43)	96
01/31/14	3.05	(0.01)	0.63	0.62	—	—	—	3.67	20.33		10,209	1.16		(0.43)	88
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12		(0.40)	88
07/31/15@	4.55	(0.00)	0.37	0.37	—	—	—	4.92	8.13		12,010	1.09	†	(0.22)†	33

Technology Portfolio Class 2
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35		4,643	1.31		(0.78)	202
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72		3,471	1.29		(0.64)	86
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35		2,967	1.33		(0.58)	96
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31		(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27		(0.54)	88
07/31/15@	4.47	(0.01)	0.36	0.35	—	—	—	4.82	7.83		3,446	1.24	†	(0.37)†	33

Technology Portfolio Class 3
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05		26,336	1.41		(0.88)	202
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38		25,090	1.39		(0.76)	86
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37		22,373	1.43		(0.69)	96
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41		(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38		(0.65)	88
07/31/15@	4.41	(0.01)	0.36	0.35	—	—	—	4.76	7.94		37,458	1.34	†	(0.48)†	33

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/11(2)	1/12(2)	1/13(2)	1/14(2)	1/15(2)	7/15†@(2)	1/11(2)	1/12(2)	1/13(2)	1/14(2)	1/15(2)	7/15†@(2)
Technology Class 1	1.26%	1.24%	1.28%	1.26%	1.22%	1.19%	(0.73)%	(0.59)%	(0.53)%	(0.53)%	(0.50)%	(0.32)%
Technology Class 2	1.41	1.39	1.43	1.41	1.37	1.34	(0.88)	(0.74)	(0.68)	(0.68)	(0.64)	(0.47)
Technology Class 3	1.51	1.49	1.53	1.51	1.48	1.44	(0.98)	(0.86)	(0.79)	(0.79)	(0.75)	(0.58)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Technology Class 1	0.02%	0.03%	0.02%	0.02%	0.03%	0.03%
Technology Class 2	0.02	0.03	0.02	0.02	0.03	0.03
Technology Class 3	0.02	0.03	0.02	0.02	0.03	0.03
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

346

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%
01/31/13	17.12	0.09	2.86	2.95	(0.07)	(1.29)	(1.36)	18.71	18.41	2,589	0.97		0.51		50
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96		0.59		51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95		0.53		45
07/31/15@	19.11	0.04	0.97	1.01	—	—	—	20.12	5.29	96,379	0.96	†	0.35	†	20

Small & Mid Cap Value Portfolio Class 2
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14		0.22		59
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13		0.41		50
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11		0.42		51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10		0.42		45
07/31/15@	19.08	0.02	0.98	1.00	—	—	—	20.08	5.24	15,597	1.10	†	0.20	†	20

Small & Mid Cap Value Portfolio Class 3
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24		0.13		59
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23		0.32		50
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21		0.32		51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20		0.32		45
07/31/15@	18.98	0.01	0.97	0.98	—	—	—	19.96	5.16	531,405	1.20	†	0.10	†	20

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operation
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Small & Mid-Cap Value Class 1	—%	0.00%	0.02%	0.02%	0.02%	0.01%
Small & Mid-Cap Value Class 2	0.02	0.03	0.02	0.02	0.02	0.01
Small & Mid-Cap Value Class 3	0.02	0.03	0.02	0.02	0.02	0.01

See Notes to Financial Statements

347

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Growth and Income Portfolio — Class 1
01/31/11	$8.38	$0.16	$1.18	$1.34	$(0.36)	$—	$(0.36)	$9.36	16.27%	$99,914	0.99	%(1)(2)	1.82	%(1)(2)	63%
01/31/12	9.36	0.19	(1.18)	(0.99)	(0.28)	—	(0.28)	8.09	(10.48)	74,365	0.99	(1)(2)	2.19	(1)(2)	62
01/31/13	8.09	0.19	1.29	1.48	(0.20)	—	(0.20)	9.37	18.59	99,058	1.00	(1)(2)	2.21	(1)(2)	44
01/31/14	9.37	0.16	1.00	1.16	(0.21)	—	(0.21)	10.32	12.37	175,665	0.96	(1)(2)	1.68	(1)(2)	46
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	(1)(2)	2.97	(1)(2)	53
07/31/15@	9.52	0.13	0.68	0.81	—	—	—	10.33	8.51	201,355	0.93	(1)(2)†	2.47	(1)(2)†	17

International Growth and Income Portfolio — Class 2
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(2)	1.67	(1)(2)	63
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(1)(2)	2.20	(1)(2)	44
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(1)(2)	1.77	(1)(2)	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	(1)(2)	3.22	(1)(2)	53
07/31/15@	9.55	0.12	0.69	0.81	—	—	—	10.36	8.48	7,327	1.08	(1)(2)†	2.37	(1)(2)†	17

International Growth and Income Portfolio — Class 3
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(2)	1.52	(1)(2)	63
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(1)(2)	2.07	(1)(2)	44
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(1)(2)	1.73	(1)(2)	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	(1)(2)	3.10	(1)(2)	53
07/31/15@	9.53	0.12	0.68	0.80	—	—	—	10.33	8.39	169,439	1.18	(1)(2)†	2.26	(1)(2)†	17

Global Equities Portfolio — Class 1
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01	(1)	1.18	(1)	78
01/31/14	15.14	0.17	2.34	2.51	(0.09)	—	(0.09)	17.56	16.61	355,857	0.86	(1)	1.03	(1)	107
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79	(1)	1.81	(1)	85
07/31/15@	18.55	0.18	1.11	1.29	—	—	—	19.84	6.95	556,784	0.76	(1)†	1.87	(1)†	36

Global Equities Portfolio — Class 2
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17	(1)	1.24	(1)	78
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02	(1)	1.07	(1)	107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94	(1)	1.79	(1)	85
07/31/15@	18.50	0.17	1.11	1.28	—	—	—	19.78	6.92	5,156	0.91	(1)†	1.73	(1)†	36

Global Equities Portfolio — Class 3
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26	(1)	1.11	(1)	78
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12	(1)	0.93	(1)	107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04	(1)	1.66	(1)	85
07/31/15@	18.41	0.16	1.10	1.26	—	—	—	19.67	6.84	40,420	1.01	(1)†	1.63	(1)†	36

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
International Growth and Income Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
International Growth and Income Class 2	0.01	0.00	0.00	0.00	0.00	0.00
International Growth and Income Class 3	0.01	0.00	0.00	0.00	0.00	0.00
Global Equities Class 1	—	0.00	0.00	0.00	0.00	0.00
Global Equities Class 2	—	0.00	0.00	0.00	0.00	0.00
Global Equities Class 3	—	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/11(1)	1/12(1)	1/13(1)	1/14(1)	1/15(1)	7/15(1)†@	1/11(1)	1/12(1)	1/13(1)	1/14(1)	1/15(1)	7/15(1)†@
International Growth and Income Class 1	1.04%	1.04%	1.05%	1.01%	0.98%	0.98%	1.77%	2.14%	2.16%	1.63%	2.92%	2.42%
International Growth and Income Class 2	1.19	1.19	1.20	1.16	1.13	1.13	1.62	1.99	2.15	1.72	3.17	2.32
International Growth and Income Class 3	1.29	1.29	1.30	1.27	1.23	1.23	1.47	1.85	2.02	1.68	3.05	2.21

See Notes to Financial Statements

348

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/11	$8.26	$0.12	$1.20	$1.32	$(0.36)	$—	$(0.36)	$9.22	16.14%	$78,704	0.98%		1.39%		26%
01/31/12	9.22	0.15	(1.24)	(1.09)	(0.19)	—	(0.19)	7.94	(11.75)	57,487	1.01		1.81		33
01/31/13	7.94	0.15	1.17	1.32	(0.08)	—	(0.08)	9.18	16.79	56,475	1.01		1.86		27
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(1)	2.31	(1)	99
07/31/15@	9.51	0.11	0.52	0.63	—	—	—	10.14	6.62	153,930	0.92	(1)†	2.42	(1)†	17

International Diversified Equities Portfolio Class 2
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(1)	2.20	(1)	99
07/31/15@	9.46	0.13	0.49	0.62	—	—	—	10.08	6.55	15,107	1.08	(1)†	2.58	(1)†	17

International Diversified Equities Portfolio Class 3
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(1)	2.07	(1)	99
07/31/15@	9.44	0.12	0.50	0.62	—	—	—	10.06	6.57	168,784	1.18	(1)†	2.47	(1)†	17

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	7/15†@
International Diversified Equities Portfolio Class 1	0.00%	0.01%
International Diversified Equities Portfolio Class 2	0.00	0.01
International Diversified Equities Portfolio Class 3	0.00	0.01

See Notes to Financial Statements

349

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/11	$7.50	$0.06	$1.85	$1.91	$(0.12)	$—	$(0.12)	$9.29	25.52%	$108,603	1.32%		0.61%		173%
01/31/12	9.29	0.07	(1.56)	(1.49)	(0.05)	—	(0.05)	7.75	(16.00)	75,045	1.33		0.80		96
01/31/13	7.75	0.07	0.47	0.54	(0.04)	—	(0.04)	8.25	7.07	101,973	1.28	(2)	0.96	(2)	178
01/31/14	8.25	0.12	(1.07)	(0.95)	(0.05)	—	(0.05)	7.25	(11.62)	167,629	1.19	(2)	1.65	(2)	51
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12	(2)	1.92	(2)	54
07/31/15@	7.32	0.11	(0.48)	(0.37)	—	—	—	6.95	(5.05)	262,166	1.14	(2)†	2.96	(2)†	25

Emerging Markets Portfolio Class 2
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47		0.47		173
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48		0.65		96
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	(2)	0.93	(2)	178
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	(2)	1.53	(2)	51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27	(2)	1.78	(2)	54
07/31/15@	7.27	0.10	(0.47)	(0.37)	—	—	—	6.90	(5.09)	4,426	1.29	(2)†	2.53	(2)†	25

Emerging Markets Portfolio Class 3
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57		0.35		173
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57		0.53		96
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	(2)	0.75	(2)	178
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	(2)	1.43	(2)	51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37	(2)	1.70	(2)	54
07/31/15@	7.22	0.09	(0.46)	(0.37)	—	—	—	6.85	(5.12)	143,650	1.39	(2)†	2.52	(2)†	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Emerging Markets Class 1	0.06%	0.03%	0.04%	0.00%	0.00%	0.00%
Emerging Markets Class 2	0.06	0.03	0.04	0.00	0.00	0.00
Emerging Markets Class 3	0.06	0.03	0.04	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/15(1)	7/15†@(1)	1/13(1)	1/14(1)	1/15(1)	7/15†@(1)
Emerging Markets Class 1	1.29%	1.29%	1.20%	1.23%	0.95%	1.56%	1.83%	2.87%
Emerging Markets Class 2	1.44	1.44	1.35	1.37	0.93	1.44	1.69	2.45
Emerging Markets Class 3	1.54	1.54	1.45	1.47	0.75	1.33	1.61	2.44

See Notes to Financial Statements

350

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%†	1.09	%†	12%
01/31/13	12.66	0.20	2.13	2.33	(0.25)	—	(0.25)	14.74	18.65	70,386	0.88		1.61		16
01/31/14	14.74	0.19	1.80	1.99	(0.31)	—	(0.31)	16.42	13.49	242,569	0.87		1.28		17
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83		2.20		8
07/31/15@	15.68	0.21	0.79	1.00	—	—	—	16.68	6.38	653,422	0.83	†	2.57	†	12

Foreign Value Portfolio Class 2
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08		1.91		10
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06		2.67		12
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04		2.53		16
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02		1.60		17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98		2.79		8
07/31/15@	15.66	0.21	0.78	0.99	—	—	—	16.65	6.32	17,759	0.97	†	2.44	†	12

Foreign Value Portfolio Class 3
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18		1.68		10
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16		2.47		12
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14		2.37		16
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12		1.49		17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08		2.59		8
07/31/15@	15.63	0.20	0.78	0.98	—	—	—	16.61	6.27	600,839	1.07	†	2.32	†	12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15	7/15†@
Foreign Value Class 1	—%	0.00%	0.00%	0.00%	0.00%	0.00%
Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

351

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2015 (unaudited)

At an in-person meeting held on May 27, 2015 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” of the Trust, as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved (1) a change in the name of the “Davis Venture Value Portfolio” to the “SA Legg Mason BW Large Cap Value Portfolio” (the “Portfolio”); and (2) a new subadvisory agreement (the “New Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and Brandywine Global Investment Management, LLC (“Brandywine” or the “Subadviser”) with respect to the Portfolio.

At the Meeting, the Board, including the Independent Trustees, discussed and approved the New Subadvisory Agreement with respect to the Portfolio and unanimously agreed to recommend that shareholders approve the New Subadvisory Agreement. In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brandywine provided, materials relating to the Board’s consideration of whether to approve the New Subadvisory Agreement. In determining whether to approve the New Subadvisory Agreement, the Board, including the Independent Trustees, considered certain factors. Those factors included, among others:

(1)	the requirements of the Trust in the areas of investment advisory services;

(2)	the nature, extent and quality of the investment advisory services to be provided by Brandywine;

(3)	the investment performance of the Portfolio;

(4)	the size and structure of the subadvisory fee and any other material payments to be made to Brandywine and, in connection therewith, a review of the costs of services to be provided and the profits to be realized by Brandywine and its affiliates from the relationship with the Trust;

(5)	the organizational capability and financial condition of Brandywine and its affiliates;

(6)	the possibility that services of the type required by the Portfolio might be better obtained from other organizations; and

(7)	the fees to be paid by SAAMCo to Brandywine under the New Subadvisory Agreement for managing the Portfolio.

In addition, the Board considered: (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of Brandywine and the amounts to be retained by SAAMCo; and (c) information regarding Brandywine’s compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the New Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in an executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the proposed subadvisory fee rate for the Portfolio. The Board reviewed this in connection with the subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadviser Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the performance of Brandywine with respect to accounts and mutual funds that have comparable investment objectives and strategies to those to be adopted by the Portfolio if the New Subadvisory Agreement is approved.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services to be provided by Brandywine under the New Subadvisory Agreement. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that each subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to Brandywine, the Board noted that Brandywine would be responsible for providing investment management services on a day-to-day basis. In such role, Brandywine would: (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) provide SAAMCo with records concerning its activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed Brandywine’s history, structure and size, and investment experience. The Board considered the

352

personnel of Brandywine that would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management’s judgment, Brandywine has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of Brandywine that would be responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered Brandywine’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered Brandywine’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on Brandywine’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by Brandywine and that there was a reasonable basis on which to conclude that Brandywine would provide high quality services to the Portfolio.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the proposed subadvisory fees under the New Subadvisory Agreement and compared against such fees of its Subadviser Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadviser Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees to be paid out by SAAMCo under the New Subadvisory Agreement and the amount of the management fees which it would retain under the New Subadvisory Agreement and determined that these amounts were reasonable in light of the services performed by SAAMCo and to be performed by Brandywine, respectively. The Board was informed that the effective subadvisory fee rates for the Portfolio, based on $1.38 billion in assets under management as of January 31, 2015, under the Current Subadvisory Agreement and the New Subadvisory Agreement would be 0.372% and 0.225%, respectively. The Board was also informed that had the New Subadvisory Agreement and the proposed fee waiver been in effect for the fiscal year ended January 31, 2015, SAAMCo would have retained $6,118,588 of its advisory fee and paid $3,102,591 in subadvisory fees, a decrease of 39.367% relative to the subadvisory fees it pays under the Current Subadvisory Agreement.

To assist in analyzing the reasonableness of the proposed subadvisory fee, the Board received a report prepared independently by Lipper, Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by Brandywine with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and Brandywine with respect to other mutual funds or other accounts advised or subadvised by Brandywine with similar investment objectives and/or strategies, as applicable.

The Subadviser Expense Group consists of the Portfolio and a select group of funds that are chosen to be comparable to the Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category, asset size and expense components. The Subadviser Expense Universe generally consists of the Portfolio, the funds in its Subadviser Expense Group, and all other funds in the asset category or categories included in the Subadviser Expense Group regardless of asset size or primary channel of distribution.

The performance information included information as of March 31, 2015 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar peer group, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolio’s fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that projected subadvisory fees and total expenses were calculated as of the Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Subadviser Expense Group/Universe.

•	The Board considered that the proposed subadvisory fee with respect to Brandywine was below the median of its Subadvisor Expense Group/Universe and below the average of its Subadvisor Expense Group/Universe at all asset levels. The Board also noted that SAAMCo had proposed to enter into a fee waiver agreement with the Trust on behalf of the Portfolio which would go into effect if the New Subadvisory Agreement was approved by shareholders, under which SAAMCo would waive a portion of its management fee under the Advisory Agreement so that the management fee payable by the Portfolio is equal to 0.67% of the Portfolio’s average daily net assets.

•	The Board further considered that Davis underperformed its benchmark for four of the last five calendar years and over the last one-, three-, five- and ten-year periods ended March 31, 2015. The Board also considered that Davis did not meet its nine-month performance target. The Board also considered the composite performance of Brandywine’s Large Cap Value accounts for each of the last five years.

353

The Trustees noted that expense and performance information as a whole was useful in assessing whether Brandywine is proposing to provide services at a cost that is competitive with other similar funds.

Cost of Services to be Provided to the Portfolio and Benefits Derived.

The Board did not consider revenue received by Brandywine or its affiliates in connection with services to be provided to the Portfolio under the New Subadvisory Agreement because the relationship had not yet commenced.

The Board noted that Brandywine places orders for the execution of transactions for client accounts according to its best execution policies and procedures. In selecting broker-dealers, Brandywine may take into account many factors, including but not limited to the following: size of the order; price of the security; execution difficulty of the transaction; liquidity of the security; market and exchange conditions; macroeconomic conditions; current news events; order flow information; speed of execution desired; broker willingness to commit capital and minimize trading costs associated with implementing an investment decision; broker ability to execute a large or small trade; ability or inability of electronic communication network to handle transactions; value of brokerage and research services provided to Brandywine; and commission cost. Brandywine’s brokerage committee establishes and maintains a list of approved broker-dealers for the execution of client portfolio transactions.

The Board noted that Brandywine may direct client brokerage to broker-dealers that provide research and brokerage services to Brandywine. Such arrangements are subject to Brandywine’s policy of seeking best execution and are structured to comply with the safe harbor of Section 28(e) of the Exchange Act, which permits the payment of commissions that exceed commissions other broker-dealers may charge if Brandywine determines that such commissions are reasonable in relation to the research or brokerage services provided.

The Board considered that the research or brokerage services that Brandywine may obtain from broker-dealers may include, among others, economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data and market information systems. Research and brokerage services received may include proprietary research generated by the broker-dealers that execute the transactions, brokerage services, or a rebate on brokerage services, provided by the executing broker-dealer, or research generated by third parties. Brandywine’s brokerage committee quarterly reviews the firm’s use of portfolio commissions to obtain research and brokerage services and evaluates such matters as the types and costs of services received, and the commissions used to obtain such services.

The Board noted that Brandywine does not allocate the relative costs or benefits of research or brokerage services since the services received are, in the aggregate, of assistance in fulfilling overall responsibilities to its clients. Any research or brokerage services received for a particular client’s brokerage commissions may be useful to the client, but also may be useful in the management of other client accounts. Similarly, the research or brokerage services received for the commissions of such other client accounts may be useful for the client.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Portfolio were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Portfolio were de minimis and did not impact upon the reasonableness of the advisory fee retained by SAAMCo. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolio’s shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolio to the same extent the Portfolio receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in the Portfolio. Finally, the Board considered that the Life Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were reasonable.

Profitability and Economies of Scale.

The Board did not consider profitability data relating to Brandywine’s management of the Portfolio because the relationship had not yet commenced. The Board noted that the subadvisory fees to be paid pursuant to the New Subadvisory Agreement would be paid by SAAMCo out of its advisory fees. The Board noted that they relied on the ability of SAAMCo to negotiate the New Subadvisory Agreement and the fees thereunder at arm’s length. The Board determined that the potential profitability to Brandywine in connection with its relationship with the Portfolio is therefore not a material factor in their consideration of the New Subadvisory Agreement.

354

The Board considered that the New Subadvisory Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the New Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to Brandywine’s profitability, the Board concluded that the potential for economies of scale in Brandywine’s management of the Portfolio are not a material factor in its consideration at this time.

Terms of the New Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the New Subadvisory Agreement including the duties and responsibilities undertaken by SAAMCo and Brandywine as discussed above. The Board noted that the New Subadvisory Agreement provides that Brandywine will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the New Subadvisory Agreement.

Applicability of SAAMCo’s Exemptive Order.

Certain investment companies and their advisers, including the Trust and SAAMCo, have obtained special exemptive relief from provisions of the 1940 Act (the “Exemptive Order”) from the Securities and Exchange Commission (the “SEC”) that permits SAAMCo to enter into subadvisory agreements with unaffiliated investment advisers without obtaining shareholder approval. However, the Trust and SAAMCo have advised shareholders of the Portfolio that they will not rely on the Exemptive Order with respect to the Portfolio so long as the Portfolio is identified by name with Davis, its current subadviser. If shareholders approve the New Subadvisory Agreement at the Meeting, and the name of the Portfolio is changed to “SA Legg Mason BW Large Cap Value Portfolio,” the Trust and SAAMCo intend to rely on the Exemptive Order with respect to any future changes in the Portfolio’s subadviser.

Conclusions.

In reaching its decision to recommend the approval of the New Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered, and each Trustee may have attributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Brandywine possesses the capability and resources to perform the duties required of it under the New Subadvisory Agreement.

Further, based upon its review of the New Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders; and (2) the proposed subadvisory fee rate is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

355

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

356

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.12 (9/15)

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: October 8, 2015